                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 THIRD AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2017

Item 1. Report to Shareholders

ANNUAL REPORT
April 30, 2017

VANECK VECTORS®

AMT-Free 6-8 Year Municipal Index ETF	ITMS

AMT-Free 12-17 Year Municipal Index ETF	ITML

AMT-Free Intermediate Municipal Index ETF	ITM®

AMT-Free Long Municipal Index ETF	MLN®

AMT-Free Short Municipal Index ETF	SMB®

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Pre-Refunded Municipal Index ETF	PRB®

Short High-Yield Municipal Index ETF	SHYD®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of April 30, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder,

For municipal bonds, the 12-month period was a tale of two halves: a good first half and a difficult second. For the first six months of the period under review, municipal bonds provided a haven of sorts from the volatility in the general stock market. In addition to their collective performance in a low interest rate environment, they also offered a diverse set of individual opportunities for investors looking for more customized exposure.

In early November, however, following the surprise election of Donald Trump as U.S. president, both U.S. government and municipal bonds were subject to heavy selling. In the week following the election, $3 billion left both muni bond mutual funds and ETFs, a withdrawal not seen since June 2013.1 Much of this selling has been attributed to fears among investors, both institutional and individual, that the changes in tax rates proposed by President Trump would render municipal bonds less attractive from the standpoint of after-tax yield.

Some of the hardest hit were high yield muni bond funds, which were hammered and saw both significant outflows in November and December, as well as dramatic declines in performance. Equally as dramatic, though, was the turnaround, especially for high yield muni bond funds, in performance starting in January, and the reversal of outflows, also in January. VanEck Vectors High-Yield Municipal Index ETF (NYSE Arca: HYD) was the best performing of VanEck’s suite of municipal bond ETFs for the 12-month period ending April 30, 2017.

U.S. High Yield Municipal Bond ETFs – Flows (US$M)

Source: Morningstar. Data as of April 30, 2017. Past performance is no guarantee of future performance. This chart is for illustrative purposes only. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Historical performance is not indicative of future results. Current data may differ from data quoted.

1

VANECK VECTORS ETFs

(unaudited) (continued)

We encourage you to stay in touch with us through the videos, emails, and subscriptions available on our website (www.vaneck.com).

You may, in particular, be interested in subscribing to Muni Nation®, our blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager responsible for VanEck Vectors municipal bond investments. Should you have any questions, please contact us at 800.826.2333 or visit www.vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the 12-month period ending April 30, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

May 18, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	The Wall Street Journal: Bond Rout Pummels Muni Funds (November 23, 2016), https://blogs.wsj.com/moneybeat/2016/11/23/bond-rout-pummels-muni-funds/
2

Management Discussion (unaudited)

Market Review

During the 12-month period ended April, 30, 2017, the municipal bond market had to navigate a rough passage, particularly following the U.S. presidential election, immediately after which both government and municipal bonds were subject to heavy selling. Three funds, the VanEck Vectors High-Yield Municipal Index ETF (NYSE Arca: HYD), the VanEck Vectors Pre-Refunded Municipal Index ETF (NYSE Arca: PRB), and the VanEck Vectors AMT-Free Short Municipal Index ETF (NYSE Arca: SMB), performed positively for the 12-month period under review.

May 1, 2016 through April 30, 2017
VanEck Vectors Municipal Bond ETFs Total Return

Note: Neither VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF (BATS: ITML) nor VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF (BATS: ITMS) is included above as they were launched on September 19, 2016.

Source: VanEck Research. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and ETF share values will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. ETF returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Current performance may be lower or higher than performance data quoted.

AMT-Free 6-8 Year Municipal Index ETF/AMT-Free 12-17 Year Municipal Index ETF

Both launched on September 19, 2016, the Funds had traded for only a little under seven and a half months by the end of the 12-month period under review. The Funds both suffered from the heavy selling that hit the municipal bond market following the U.S. presidential election. Their performances suffered as a consequence, the AMT-Free 6-8 Year Municipal Index ETF was down -1.96%* from launch and the AMT-Free 12-17 Year Municipal Index ETF was down -3.12%* from launch.

AMT-Free Intermediate Municipal Index ETF

Munis from California and Texas detracted the most from the total return of the Fund. When grouped by state/U.S. territory, 19 contributed to performance, but each one minimally. The sector with the largest average weightings in the index, state general obligation, was the largest detractor from the Fund’s performance.

AMT-Free Long Municipal Index ETF

All sectors except two, local general obligation and resource recovery, contributed negatively to the Fund’s total return, with the electric sector being by far the greatest detractor. Grouped by state/U.S. territory, municipal bonds issued by Illinois and Indiana were the greatest contributors to performance, but even then only minimally. Municipal bonds issued by California and New York detracted by far the most from performance.

3

VANECK VECTORS ETFs

(unaudited) (continued)

AMT-Free Short Municipal Index ETF/Pre-Refunded Municipal Index ETF

Among short munis, the local general obligation and transportation sectors contributed most to the positive total return of the AMT-Free Short Municipal Index ETF. The industrial development revenue/pollution control revenue (IDR/PCR) sector was the largest detractor from performance. In terms of state/U.S. territory, New York contributed by far the most to the total return of the Fund, while Ohio detracted the most from performance.

Munis from Texas contributed the most to the positive total return of the Pre-Refunded Municipal Index ETF. Grouped by state/U.S. territory, munis from Wisconsin detracted the most from performance, but, then, only minimally.

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

Local general obligation, hospital, and transportation sectors contributed the most to performance for Short High-Yield Municipal Index ETF, while the IDR/PCR sector was by far the largest detractor from the Fund’s performance. Grouped by state/U.S. territory, Illinois was the greatest contributor to the Fund’s total return, while munis from Ohio and the Virgin Islands detracted the most from performance.

In the High-Yield Municipal Index ETF, the IDR/PCR sector contributed by far the most to the Fund’s positive total return. The state general obligation, electric, prerefunded, special tax, and housing sectors were the only five sectors to detract from performance. Munis from California, Puerto Rico, and New Jersey made the greatest contribution to performance and those from the Virgin Islands detracted the most from performance.

CEF Municipal Income ETF

Over the 12 months under review, the average discount at which municipal closed-end funds (CEFs) traded was within a very wide range. Starting the period at -2.81 on May 1, 2016, the discount narrowed to -1.31 on August 3, 2016 only to widen to as much as -8.21 on November 11-12, 2016, following the election of Donald Trump as U.S. president. Thereafter it proceeded to narrow, somewhat haltingly, to end the 12-month period at -4.02.

Since many municipal CEFs use leverage, and short-term rates increased during the period under review, the cost of leverage, too, rose. This was, therefore, detrimental to the municipal closed-end fund market and the Fund returned a disappointing -1.93%* for the 12-month period.

*	Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
4

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Total Returns			Cumulative Total Returns

	Share Price	NAV	BVE6TR1	Share Price	NAV	BVE6TR1
Life*	(2.48)%	(1.96)%	(0.82)%	(2.48)%	(1.96)%	(0.82)%
*	Commencement of Fund: 9/19/2016; First Day of Secondary Market Trading: 9/20/2016.
[1]	Bloomberg Barclays AMT-Free 6-8 Year Intermediate Continuous Municipal Index (BVE6TR) is a market sized weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market with final maturities of 6-8 years and that must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 6 to 8 years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

5

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Total Returns			Cumulative Total Returns

	Share Price	NAV	BVELTR[1]	Share Price	NAV	BVELTR[1]
Life*	(3.88)%	(3.12)%	(2.41)%	(3.88)%	(3.12)%	(2.41)%
*	Commencement of Fund: 9/19/2016; First Day of Secondary Market Trading: 9/20/2016.
[1]	Bloomberg Barclays AMT-Free 12-17 Year Intermediate Continuous Municipal Index (BVELTR) is market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market with final maturities of 12-17 years and that must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 12-17 years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

6

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT2TR1	Share Price	NAV	LMT2TR1
One Year	(1.21)%	(0.80)%	(0.49)%	(1.21)%	(0.80)%	(0.49)%
Five Year	2.77%	2.86%	3.56%	14.64%	15.12%	19.13%
Life*	4.34%	4.37%	5.15%	49.13%	49.54%	60.33%
*	Commencement of Fund: 12/4/2007; First Day of Secondary Market Trading: 12/6/2007.
[1]	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market and that must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Intermediate Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 6 to 17 years. The following types of bonds are excluded from the Intermediate Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

7

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT3TR1	Share Price	NAV	LMT3TR1
One Year	(1.67)%	(0.99)%	(0.55)%	(1.67)%	(0.99)%	(0.55)%
Five Year	3.61%	3.67%	4.54%	19.39%	19.76%	24.83%
Life*	3.90%	3.91%	5.26%	42.94%	43.06%	61.30%
*	Commencement of Fund: 1/2/2008; First Day of Secondary Market Trading: 1/7/2008.
[1]	Bloomberg Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market and that must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 17 or more years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

8

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT1TR1	Share Price	NAV	LMT1TR1
One Year	0.03%	0.20%	0.46%	0.03%	0.20%	0.46%
Five Year	0.91%	1.02%	1.56%	4.65%	5.18%	8.06%
Life*	2.36%	2.38%	2.95%	23.92%	24.15%	30.64%
*	Commencement of Fund: 2/22/2008; First Day of Secondary Market Trading: 2/26/2008.
[1]	Bloomberg Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market and that must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 1 to 6 years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

9

VANECK VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	CEFMXTR[1]	Share Price	NAV	CEFMXTR[1]
One Year	(1.78)%	(1.93)%	(1.76)%	(1.78)%	(1.93)%	(1.76)%
Five Year	4.55%	4.62%	4.99%	24.90%	25.33%	27.57%
Life*	6.67%	6.65%	7.03%	45.45%	45.27%	48.34%
*	Commencement of Fund: 7/12/2011; First Day of Secondary Market Trading: 7/13/2011
[1]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is a rules-based index intended to serve as a benchmark for closed-end funds listed in the U.S. that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield. CEFMXTR employs a modified total net assets weighting methodology designed to provide investment exposure across the various business segments that together comprise the federally tax-exempt annual yield sector of the closed-end fund market. The Index is divided into four main closed-end fund segments including: leveraged municipal fixed income closed-end funds; unleveraged municipal fixed income closed-end funds; leveraged high yield municipal fixed income closed-end funds; and unleveraged high yield municipal fixed income closed-end funds.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

10

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMEHTR[1]	Share Price	NAV	LMEHTR[1]
One Year	1.11%	1.69%	2.75%	1.11%	1.69%	2.75%
Five Year	4.41%	4.54%	5.96%	24.07%	24.86%	33.55%
Life*	8.03%	8.08%	9.34%	88.88%	89.57%	108.54%
*	Commencement of Fund: 2/4/2009; First Day of Secondary Market Trading: 2/5/2009.
[1]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. The High Yield Index tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a targeted 25% weight in Baa/BBB rated investment grade municipal bonds.
To be included in the index, 50% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million; 25% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million; 25% weighting of bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million. Remarketed issues are not allowed in the index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

11

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMPETR[1]	Share Price	NAV	LMPETR[1]
One Year	0.07%	0.47%	0.43%	0.07%	0.47%	0.43%
Five Year	0.42%	0.45%	0.89%	2.14%	2.25%	4.52%
Life*	1.06%	1.11%	1.52%	9.07%	9.48%	13.22%
*	Commencement of Fund: 2/2/2009; First Day of Secondary Market Trading: 2/3/2009.
[1]	Bloomberg Barclays Municipal Pre-Refunded—Treasury-Escrowed Index (LMPETR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market and is comprised of pre-refunded and/or escrowed-to-maturity municipal bonds. Potential Pre-Refunded Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million in market value. Each potential Pre-Refunded Index component must be pre-refunded or escrowed-to-maturity, provided that the underlying collateral in the escrow account is comprised of marketable U.S. Treasury securities, U.S. Treasury-issued State and Local Government Series (SLGS) securities and/or U.S. government agency-issued securities. In addition, each potential Pre-Refunded Index component must have a fixed rated coupon and be denominated in U.S. dollars. The following types of bonds are excluded from the Pre-Refunded Index: taxable municipal bonds, floating rate bonds and derivatives.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

12

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	BMHYTR[1]	Share Price	NAV	BMHYTR[1]
One Year	(1.46)%	(0.81)%	(0.30)%	(1.46)%	(0.81)%	(0.30)%
Life*	2.01%	2.13%	4.03%	6.76%	7.20%	13.91%
*	Commencement of Fund: 1/13/2014; First Day of Secondary Market Trading: 1/14/2014.
[1]	Bloomberg Barclays Municipal High Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market.
The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. The Short High-Yield Index tracks the high yield municipal bond market with a targeted 65% weight in noninvestment grade municipal bonds, a targeted 25% weight in Baa/BBB rated investment grade municipal bonds and a targeted 10% weight in A1/A rated investment grade municipal bonds.
To be included in the index, 40% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million; 25% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million; 25% weighting of bonds must have must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million; 10% weighting of bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

13

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The 6-8 Year Index, 12-17 Year Index, Intermediate Index, Long Index, Short Index, High Yield Index, Pre-Refunded Index, and Short High-Yield Index are published by Bloomberg Finance L.P. and its affiliates (Bloomberg). CEFMX Index is published by S-Network Global Indexes, LLC (S-Network).

Bloomberg and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

14

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, November 1, 2016 to April 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	November 1, 2016-
	November 1, 2016	April 30, 2017	During Period	April 30, 2017
AMT-Free 6-8 Year Municipal Index ETF
Actual	$1,000.00	$988.30	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free 12-17 Year Municipal Index ETF
Actual	$1,000.00	$984.20	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$987.60	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$977.80	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$1,002.20	0.20%	$0.99
Hypothetical**	$1,000.00	$1,023.80	0.20%	$1.00
CEF Municipal Income ETF
Actual	$1,000.00	$1,010.40	0.40%	$1.99
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
High-Yield Municipal Index ETF
Actual	$1,000.00	$995.10	0.35%	$1.73
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
15

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	November 1, 2016 -
	November 1, 2016	April 30, 2017	During Period	April 30, 2017
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,003.30	0.24%	$1.19
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$985.40	0.35%	$1.72
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
16

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 88.1%
California: 18.6%
	State of California, Various Purpose (GO)
$150,000	5.00%, 08/01/23	$178,812
100,000	5.00%, 08/01/24	120,810
250,000	5.00%, 09/01/24	302,205
250,000	5.00%, 09/01/24	302,205
		904,032
Florida: 3.7%
150,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	178,777
Illinois: 6.7%
150,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	166,645
150,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 06/15/22 (c)	161,106
		327,751
Indiana: 1.8%
75,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 01/01/24	88,657
Kansas: 4.4%
180,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	212,038
Massachusetts: 4.9%
100,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 07/15/23	120,252
100,000	Massachusetts Development Finance Agency, Series F (RB) 5.00%, 08/15/24	119,265
		239,517
Minnesota: 6.1%
250,000	State of Minnesota, Series A (GO) 5.00%, 08/01/23	299,657
Missouri: 1.9%
75,000	Missouri State Environmental Improvement & Energy Resources Authority, Series B (RB) 5.00%, 01/01/24	90,366
Nevada: 3.1%
125,000	Clark County School District, Series A (GO) 5.00%, 06/15/24	149,300
New Jersey: 9.8%
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
100,000	5.00%, 03/01/23	106,592
250,000	5.00%, 03/01/23 (c)	263,400
Principal Amount		Value

New Jersey: (continued)
$100,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/23	$106,659
		476,651
New York: 7.8%
90,000	City of New York NY (GO) 5.00%, 08/01/24	108,527
150,000	City of New York NY, Series A (GO) 5.00%, 08/01/23	178,617
75,000	New York State Environmental Facilities Corp., Series D (RB) 5.00%, 03/15/24	91,084
		378,228
North Carolina: 1.8%
75,000	State of North Carolina, Series A (GO) 5.00%, 06/01/23	89,808
Pennsylvania: 3.0%
125,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/24	147,666
Texas: 2.4%
100,000	City of Austin TX Water & Wastewater System Revenue (RB) 5.00%, 11/15/23	119,300
Virginia: 4.9%
	County of Loudoun VA, Series A (GO) (SAW)
100,000	5.00%, 12/01/22 (c)	118,131
100,000	5.00%, 12/01/23	120,592
		238,723
Washington: 4.9%
50,000	City of Seattle WA Drainage & Wastewater Revenue (RB) 5.00%, 03/01/22 (c)	57,666
150,000	County of King, Washington Sewer Revenue, Series A (GO) 5.00%, 07/01/24	180,991
		238,657
Wisconsin: 2.3%
100,000	City of Milwaukee WI, Series N2 (GO) 4.00%, 03/01/23	112,295
Total Municipal Bonds (Cost: $4,395,698)		4,291,423

Number of Shares
MONEY MARKET FUND: 10.9% (Cost: $530,555)
530,555	Dreyfus Government Cash Management Fund – Institutional Shares	530,555
Total Investments: 99.0% (Cost: $4,926,253)		4,821,978
Other assets less liabilities: 1.0%		48,390
NET ASSETS: 100.0%		$4,870,368

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector	% of Investments	Value
Education	10.0%	$481,169
Health Care	2.5	119,265
Leasing	5.5	263,400
Local	20.1	968,453
Power	1.8	88,657
Special Tax	3.3	161,106
State	26.8	1,293,497
Transportation	8.1	390,815
Water & Sewer	10.9	525,061
Money Market Fund	11.0	530,555
	100.0%	$4,821,978

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$4,291,423	$—	$4,291,423
Money Market Fund	530,555	—	—	530,555
Total	$530,555	$4,291,423	$—	$4,821,978

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

18

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
California: 12.8%
$100,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	$114,851
110,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 4.00%, 05/15/25 (c)	115,553
100,000	State of California (GO) 5.00%, 02/01/25 (c)	114,767
250,000	State of California, Various Purpose (GO) 4.00%, 09/01/26 (c)	267,467
		612,638
Connecticut: 1.8%
75,000	University of Connecticut, Series A (RB) 5.00%, 03/15/26 (c)	85,472
District of Columbia: 1.8%
75,000	District of Columbia, Series A (GO) 5.00%, 06/01/26 (c)	87,620
Florida: 6.1%
100,000	City of Port St. Lucie, Utility System Revenue (RB) 5.00%, 09/01/26 (c)	117,408
75,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	86,739
75,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	88,841
		292,988
Hawaii: 5.5%
225,000	State of Hawaii, Series O (GO) 5.00%, 08/01/24 (c)	263,027
Illinois: 4.0%
100,000	Cook County Community College District No. 508 (GO) 5.00%, 12/01/23 (c)	105,081
75,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	86,303
		191,384
Indiana: 1.8%
75,000	Indiana Finance Authority First Lien Wastewater Utility. Series A (RB) 5.00%, 10/01/24 (c)	87,667
Louisiana: 1.8%
75,000	State of Louisiana, Series D (GO) 5.00%, 09/01/26 (c)	87,455
Massachusetts: 2.1%
100,000	Commonwealth of Massachusetts Consolidated Loan, Series D (GO) 3.00%, 09/01/25 (c)	98,052
Michigan: 1.8%
75,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	86,727
Principal Amount		Value

Missouri: 1.8%
$75,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	$86,560
Nebraska: 1.8%
75,000	Nebraska Public Power District (RB) 5.00%, 01/01/26 (c)	86,363
New Jersey: 2.3%
100,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	110,398
New York: 15.2%
100,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	116,389
75,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) 5.00%, 11/15/25 (c)	87,446
100,000	New York State Thruway Authority, Series A (RB) 5.00%, 01/01/26 (c)	113,680
75,000	New York State Thruway Authority General Revenue Junior Indebtedness Obligations, Series A (RB) 5.00%, 01/01/26 (c)	87,171
100,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/26 (c)	118,893
175,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	206,342
		729,921
Pennsylvania: 6.0%
250,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	285,657
South Carolina: 6.4%
75,000	Charleston Educational Excellence Finance Corp., Installment Purchase Revenue Refunding Bonds, Series B (RB) 5.00%, 12/01/23 (c)	86,700
200,000	South Carolina Public Service Authority Tax-Exempt, Series C (RB) 5.00%, 12/01/24 (c)	218,836
		305,536
Texas: 13.3%
75,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	85,504
150,000	Cities of Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	166,995
75,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	88,955
250,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	296,620
		638,074

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Utah: 1.7%
$75,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/26 (c)	$81,004
Washington: 7.1%
100,000	Kitsap County School District No 401 Central Kitsap (GO) (SBG) 4.00%, 06/01/26 (c)	106,745
200,000	State of Washington Various Purpose, Series R (GO) 5.00%, 01/01/25 (c)	233,746
		340,491
Principal Amount		Value

Wisconsin: 3.7%
$150,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1 (RB) 5.00%, 06/01/24 (c)	$176,097
Total Municipal Bonds: 98.8% (Cost: $4,919,131)		4,733,131
Other assets less liabilities: 1.2%		58,563
NET ASSETS: 100.0%		$4,791,694

GO	General Obligation
RB	Revenue Bond
SBG	School Board Guaranteed
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector	% of Investments	Value
Education	3.6%	$172,199
Leasing	6.2	291,094
Local	16.9	800,529
Power	12.6	598,101
Special Tax	10.3	488,497
State	26.7	1,262,532
Transportation	9.6	453,350
Water & Sewer	14.1	666,829
	100.0%	$4,733,131

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$4,733,131	$—	$4,733,131

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

20

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal
Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 1.1%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,853,549
100,000	5.00%, 09/01/22 (c)	114,923
10,000	5.00%, 09/01/24 (c)	11,833
1,500,000	5.00%, 09/01/24 (c)	1,763,895
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
190,000	5.00%, 09/01/26 (c)	223,246
10,000	5.00%, 09/01/26 (c)	11,687
15,000	Alabama Public School & College Authority, Series A (RB) 5.00%, 02/01/24 (c)	17,815
30,000	Alabama Public School & College Authority, Series B (RB) 5.00%, 01/01/24	35,855
	Alabama Public School and College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	591,545
2,395,000	5.00%, 07/01/24 (c)	2,852,732
1,890,000	5.00%, 07/01/24 (c)	2,265,108
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,788
25,000	5.00%, 06/01/26 (c)	29,779
10,000	Board of Water & Sewer Commissioners of the City of Mobile (RB) 5.00%, 01/01/23 (c)	11,546
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	474,950
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	323,551
2,330,000	5.00%, 09/01/31	2,738,356
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,076,409
25,000	University of Alabama, Series B (RB) 5.00%, 07/01/23	29,661
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	695,775
775,000	5.00%, 01/01/27 (c)	931,511
250,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	293,950
		17,359,464
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
100,000	5.00%, 12/01/23 (c)	114,488
15,000	5.00%, 06/01/25 (c)	17,524
110,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	128,821
Principal
Amount		Value

Alaska: (continued)
$350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	$420,966
	State of Alaska, Series B (GO)
500,000	5.00%, 02/01/23 (c)	582,775
20,000	5.00%, 02/01/23 (c)	23,430
1,525,000	5.00%, 08/01/25 (c)	1,745,042
1,125,000	5.00%, 08/01/25 (c)	1,304,246
15,000	5.00%, 08/01/25 (c)	17,655
		4,354,947
Arizona: 1.6%
15,000	Arizona Board of Regents, University of Arizona Projects, Series A (CP) 5.00%, 06/01/24	17,804
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	359,709
	Arizona Department of Transportation State Highway Fund Revenue (RB)
10,000	5.00%, 07/01/23	11,955
10,000	5.00%, 07/01/24 (c)	12,103
1,000,000	5.00%, 07/01/26 (c)	1,193,590
800,000	5.00%, 07/01/26 (c)	960,648
25,000	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB) 5.00%, 07/01/22 (c)	29,046
40,000	Arizona Health Facilities Authority, Banner Health, Series A (RB) 5.00%, 01/01/25	47,700
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	230,411
1,000,000	5.00%, 07/01/22 (c)	1,079,530
1,335,000	5.00%, 07/01/22 (c)	1,448,435
100,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	116,238
15,000	Arizona State University, Revenue and Refunding, Series A (RB) 5.00%, 07/01/22 (c)	17,267
	Arizona State University, Revenue and Refunding, Series B (RB)
10,000	5.00%, 07/01/23	11,909
20,000	5.00%, 07/01/24	24,088
15,000	5.00%, 07/01/25 (c)	18,109
	Arizona Transportation Board, Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,085,310
100,000	5.00%, 07/01/22 (c)	117,209
170,000	5.00%, 07/01/22 (c)	197,421
	Arizona Transportation Board, Maricopa County Regional Area (RB)
15,000	5.00%, 07/01/23	17,893
225,000	5.00%, 07/01/23	268,398
15,000	5.00%, 07/01/24	18,166
125,000	5.00%, 07/01/24 (c)	149,993
10,000	5.00%, 07/01/25	12,223

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Arizona: (continued)
	Arizona Water Infrastructure Finance Authority, Series A (RB)
$35,000	5.00%, 10/01/24 (c)	$42,333
395,000	5.00%, 10/01/24 (c)	481,098
40,000	5.00%, 10/01/24	48,626
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	193,195
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	891,885
	City of Chandler AZ (GO)
15,000	5.00%, 07/01/23	17,913
30,000	5.00%, 07/01/24 (c)	36,198
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	531,955
1,170,000	5.00%, 01/01/18 (c)	1,198,536
415,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	497,249
250,000	City of Mesa AZ (RB) 5.00%, 07/01/22 (c)	287,657
695,000	City of Mesa AZ Utility System Revenue (RB) 5.00%, 07/01/26 (c)	836,453
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,178,363
740,000	3.25%, 07/01/24 (c)	753,734
625,000	4.00%, 07/01/24 (c)	692,587
	City of Mesa, Utility System Revenue (RB)
1,550,000	4.00%, 07/01/26 (c)	1,659,182
260,000	5.00%, 07/01/26 (c)	311,506
30,000	City of Phoenix AZ (GO) 4.00%, 07/01/24	34,285
	City of Phoenix Civic Improvement Corp. (RB)
10,000	5.00%, 07/01/23	11,871
100,000	5.00%, 07/01/24 (c)	118,092
10,000	5.00%, 07/01/24 (c)	11,933
25,000	5.00%, 07/01/26 (c)	29,438
15,000	5.00%, 07/01/26 (c)	18,053
620,000	5.00%, 07/01/26 (c)	743,380
20,000	City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/23	23,716
	City of Phoenix Civic Improvement Corp., Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,360,225
1,820,000	5.00%, 07/01/24 (c)	2,171,842
20,000	5.00%, 07/01/24 (c)	23,999
1,250,000	City of Phoenix, Arizona (GO) 4.00%, 07/01/24 (c)	1,410,662
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,133,616
80,000	City of Scottsdale (GO) 3.00%, 07/01/23	86,106
Principal
Amount		Value

Arizona: (continued)
$30,000	City of Scottsdale AZ (GO) 3.00%, 07/01/23	$32,290
25,000	County of Pima AZ Sewer System Revenue (RB) 5.00%, 07/01/25	30,369
20,000	Maricopa County Community College District (GO) 5.00%, 07/01/25	24,514
	Maricopa County Industrial Development Authority, Series A (RB)
20,000	3.13%, 01/01/27 (c)	18,824
15,000	5.00%, 01/01/25	17,888
350,000	5.00%, 01/01/29	428,095
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,860
25,000	Salt River Project Agricultural Improvement & Power District (RB) 5.00%, 01/01/24	30,105
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
15,000	5.00%, 01/01/27 (c)	18,244
10,000	5.00%, 01/01/27 (c)	12,259
40,000	5.00%, 01/01/27	49,660
275,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/22 (c)	317,372
	State of Arizona (CP)
20,000	5.00%, 09/01/23	23,601
110,000	5.00%, 10/01/24	131,536
	University of Arizona (RB)
75,000	4.00%, 06/01/25	85,536
100,000	5.00%, 06/01/26 (c)	117,788
		25,630,784
Arkansas: 0.3%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	876,083
240,000	State of Arkansas (GO) 5.00%, 04/01/24	290,388
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,217,072
125,000	5.00%, 10/01/23	150,206
1,425,000	5.00%, 10/01/24 (c)	1,725,732
		4,259,481
California: 15.9%
	91 Express Lanes Toll Road (RB)
10,000	5.00%, 08/15/23 (c)	11,596
10,000	5.00%, 08/15/23 (c)	11,724
	Alameda County, California Joint Powers Authority, Series A (RB)
65,000	5.25%, 12/01/23 (c)	77,826
1,380,000	5.25%, 12/01/23 (c)	1,655,117

See Notes to Financial Statements

22

Principal
Amount		Value

California: (continued)
	Anaheim Housing & Public Improvements Authority, Series A (RB)
$40,000	5.00%, 10/01/21 (c)	$45,259
20,000	5.00%, 10/01/21 (c)	22,666
	Bay Area Toll Authority, Series F-1 (RB)
90,000	5.00%, 04/01/22 (c)	104,304
800,000	5.00%, 04/01/22 (c)	919,800
50,000	5.00%, 04/01/22 (c)	58,204
205,000	5.00%, 04/01/22 (c)	237,267
130,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	150,305
	Bay Area Water Supply and Conservation Agency, Series A (RB)
1,195,000	5.00%, 04/01/23 (c)	1,391,733
15,000	5.00%, 04/01/23 (c)	17,606
	California Department of Water Resources, Central Valley Project Water System (RB)
1,540,000	5.00%, 12/01/24 (c)	1,846,568
65,000	5.00%, 12/01/24 (c)	79,260
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	812,302
1,865,000	4.00%, 06/01/26 (c)	2,032,328
175,000	California Health Facilities Financing Authority (RB) 3.75%, 02/01/27 (c)	174,403
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,365,855
185,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	217,070
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	111,693
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,162,270
1,000,000	5.00%, 10/01/26 (c)	1,154,920
	California Health Facilities Financing Authority, Series A (RB)
450,000	4.00%, 03/01/23 (c)	465,592
30,000	4.00%, 03/01/26	33,499
15,000	5.00%, 07/01/23 (c)	17,304
20,000	5.00%, 10/01/24 (c)	23,885
15,000	5.00%, 10/01/24 (c)	17,655
10,000	5.00%, 08/15/26 (c)	11,913
Principal
Amount		Value

California: (continued)
$25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	$29,216
	California Infrastructure & Economic Development Bank (RB)
10,000	5.00%, 10/01/24	12,234
80,000	5.00%, 10/01/25	98,913
10,000	5.00%, 04/01/26 (c)	12,410
25,000	5.00%, 04/01/26 (c)	29,723
10,000	5.00%, 04/01/26 (c)	12,092
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
2,050,000	5.00%, 04/01/26 (c)	2,508,421
515,000	5.00%, 04/01/26 (c)	634,377
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	172,980
50,000	California Municipal Finance Authority, Series B (RB) 5.00%, 10/01/25	61,515
	California State Department of Veterans Affairs, Series A (RB)
50,000	3.15%, 06/01/21 (c)	52,652
585,000	3.50%, 06/01/21 (c)	610,313
65,000	3.88%, 06/01/21 (c)	65,154
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	106,531
75,000	5.00%, 09/01/24 (c)	89,138
900,000	5.00%, 09/01/24 (c)	1,078,416
50,000	5.00%, 09/01/24 (c)	59,129
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	228,064
620,000	5.00%, 06/01/22 (c)	714,879
75,000	5.25%, 10/01/24 (c)	89,207
675,000	5.25%, 10/01/24 (c)	822,278
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	5.00%, 09/01/24 (c)	269,604
1,000,000	5.00%, 09/01/24	1,198,990
595,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	698,179
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,115,000	5.00%, 09/01/23 (c)	1,295,585
425,000	5.00%, 09/01/23 (c)	499,311
280,000	5.00%, 09/01/23	331,696

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
$250,000	3.00%, 12/01/25 (c)	$252,263
395,000	3.25%, 12/01/25 (c)	397,350
120,000	3.38%, 12/01/25 (c)	119,494
	California State Public Works Board, Department of General Services, Series F (RB)
1,280,000	5.00%, 05/01/24	1,529,485
230,000	5.00%, 05/01/25	276,975
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,400,000	5.00%, 06/01/23 (c)	1,614,956
410,000	5.00%, 06/01/23 (c)	470,442
1,320,000	5.00%, 06/01/23 (c)	1,527,544
350,000	5.00%, 06/01/23 (c)	408,495
50,000	5.00%, 06/01/23 (c)	58,140
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	58,130
350,000	5.00%, 03/01/23 (c)	405,184
	California State Public Works Board, Judicial Council of California, Series B (RB)
235,000	5.00%, 10/01/24 (c)	274,689
1,000,000	5.00%, 10/01/24 (c)	1,184,490
950,000	5.00%, 10/01/24	1,140,313
50,000	California State Public Works Board, Judicial Council of California, Series D (RB) 5.25%, 12/01/21 (c)	58,072
900,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,064,268
25,000	California State Public Works Board, Series A (RB) 5.00%, 04/01/22 (c)	28,304
	California State Public Works Board, Series B (RB)
275,000	5.00%, 10/01/24 (c)	322,866
35,000	5.00%, 10/01/24 (c)	40,526
1,000,000	5.00%, 10/01/27 (c)	1,208,520
1,250,000	5.00%, 10/01/27 (c)	1,496,837
	California State Public Works Board, Series C (RB)
30,000	5.00%, 11/01/26 (c)	35,995
45,000	5.00%, 11/01/26 (c)	53,576
55,000	5.00%, 11/01/26 (c)	66,505
15,000	5.00%, 11/01/26 (c)	17,762
25,000	5.25%, 10/01/24 (c)	30,264
	California State Public Works Board, Series D (RB)
50,000	5.00%, 09/01/23	59,232
250,000	5.00%, 09/01/24 (c)	293,065
25,000	5.00%, 04/01/25	30,077
25,000	5.00%, 10/01/26 (c)	30,049
Principal
Amount		Value

California: (continued)
	California State Public Works Board, Series F (RB)
$30,000	5.00%, 05/01/25 (c)	$34,745
20,000	5.00%, 05/01/25 (c)	23,460
25,000	California State Public Works Board, Series H (RB) 3.00%, 12/01/25 (c)	24,922
	California State Public Works Board, Series I (RB)
15,000	5.00%, 11/01/23 (c)	17,568
25,000	5.25%, 11/01/23 (c)	29,575
	California State Public Works Board, Various Capital Projects, Series A (RB)
705,000	5.00%, 04/01/22 (c)	809,855
500,000	5.00%, 04/01/22 (c)	574,875
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	450,861
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,192,750
	California State Public Works Board, Various Capital Projects, Series G (RB)
835,000	5.00%, 11/01/22 (c)	960,509
125,000	5.00%, 11/01/22 (c)	145,410
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	164,732
1,450,000	5.00%, 11/01/23	1,722,440
90,000	5.00%, 11/01/23 (c)	106,007
70,000	5.25%, 11/01/23 (c)	83,088
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	488,872
	California State University, Series A (RB)
25,000	4.00%, 11/01/22 (c)	26,795
15,000	5.00%, 11/01/23	18,113
45,000	5.00%, 11/01/23	54,340
25,000	5.00%, 11/01/24 (c)	30,293
10,000	5.00%, 11/01/25	12,315
2,000,000	5.00%, 11/01/25 (c)	2,330,580
15,000	5.00%, 11/01/25 (c)	17,879
15,000	5.00%, 11/01/25 (c)	18,006
2,050,000	5.00%, 11/01/25 (c)	2,499,626
15,000	5.00%, 11/01/25 (c)	17,666
10,000	5.00%, 05/01/26 (c)	11,826
140,000	5.00%, 05/01/26 (c)	164,584
75,000	5.00%, 05/01/26 (c)	92,327
500,000	5.00%, 05/01/27 (c)	595,320
740,000	5.00%, 05/01/27 (c)	886,779
1,000,000	5.00%, 05/01/27 (c)	1,212,000
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	512,725

See Notes to Financial Statements

24

Principal
Amount		Value

California: (continued)
	California State, Various Purpose (GO)
$1,090,000	5.00%, 04/01/18 (c)	$1,127,409
515,000	5.00%, 04/01/18 (c)	532,149
965,000	5.00%, 09/01/18 (c)	1,013,279
1,250,000	5.00%, 09/01/18 (c)	1,312,875
100,000	5.00%, 02/01/22 (c)	115,324
500,000	5.00%, 04/01/22 (c)	579,465
1,000,000	5.00%, 09/01/22 (c)	1,171,840
755,000	5.00%, 09/01/23 (c)	894,396
1,400,000	5.00%, 09/01/23 (c)	1,637,552
1,475,000	5.00%, 09/01/23	1,759,955
850,000	5.00%, 09/01/23 (c)	1,011,967
	California Statewide Communities Development Authority (RB)
700,000	5.00%, 02/15/26 (c)	835,989
700,000	5.00%, 02/15/26 (c)	842,723
480,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 3.00%, 02/15/26 (c)	465,067
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	554,470
260,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	270,634
	Chabot-Las Positas Community College District (GO)
60,000	4.00%, 08/01/23	68,332
270,000	5.00%, 08/01/23 (c)	321,335
500,000	5.00%, 08/01/23 (c)	585,705
85,000	5.00%, 08/01/23 (c)	100,389
	City & County of San Francisco CA, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	23,793
10,000	5.00%, 06/15/23 (c)	11,935
	City and County of San Francisco, Series A (GO)
230,000	4.00%, 06/15/22 (c)	249,345
130,000	5.00%, 06/15/22 (c)	151,908
85,000	City and County of San Francisco, Series R1 (GO) 5.00%, 12/15/21 (c)	99,213
40,000	City of Bakersfield CA Wastewater Revenue, Series A (RB) 5.00%, 09/15/23	47,959
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	267,389
20,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 5.00%, 06/01/25 (c)	24,156
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	586,620

Principal
Amount		Value

California: (continued)
$400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	$475,092
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	707,412
780,000	City of Los Angeles, Wastewater System Revenue, Series B (RB) 5.00%, 06/01/22 (c)	898,544
50,000	City of Los Angeles, Wastewater System Revenue, Series C (RB) 5.00%, 06/01/22 (c)	58,259
15,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 5.00%, 05/01/25 (c)	17,918
	City of San Francisco CA Public Utilities Commission Water Revenue, Subseries A (RB)
50,000	5.00%, 11/01/24	61,132
25,000	5.00%, 11/01/26 (c)	29,307
10,000	5.00%, 11/01/26	12,426
255,000	City of San Francisco, Public Utilities Commission, Subseries A (RB) 5.00%, 05/01/22 (c)	293,020
50,000	Coast Community College District (GO) 5.00%, 08/01/25 (c)	58,287
35,000	Coast Community College District, Series A (GO) 5.00%, 08/01/23 (c)	41,609
440,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	472,014
	Contra Costa Transportation Authority, Series A (RB)
15,000	5.00%, 03/01/25	18,379
20,000	5.00%, 03/01/25 (c)	23,441
	Contra Costa Water District (RB)
30,000	5.00%, 10/01/24 (c)	36,308
15,000	5.00%, 10/01/24	18,339
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	263,020
75,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	89,984
235,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	234,182
570,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	671,762
	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB)
15,000	5.00%, 06/01/23	17,952
15,000	5.00%, 06/01/25	18,404

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
$10,000	4.00%, 06/01/24	$11,513
1,000,000	5.00%, 06/01/24 (c)	1,181,860
1,000,000	5.00%, 06/01/24 (c)	1,169,010
285,000	5.00%, 06/01/24 (c)	333,573
10,000	5.00%, 06/01/25	12,303
50,000	5.00%, 06/01/25 (c)	58,692
15,000	5.00%, 06/01/25 (c)	17,824
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
40,000	5.00%, 06/01/25	49,211
900,000	5.00%, 06/01/27	1,126,647
750,000	5.00%, 06/01/29	948,885
	East Side Union High School District (GO)
10,000	5.00%, 08/01/23 (c)	11,682
10,000	5.00%, 08/01/23 (c)	11,727
25,000	5.00%, 08/01/23 (c)	29,510
15,000	Eastern Municipal Water District Financing Authority, Series B (RB) 5.00%, 07/01/26 (c)	17,823
520,000	Eastern Municipal Water District, Financing Authority, Series B (RB) 5.00%, 07/01/26 (c)	613,699
10,000	Eastern Municipal Water District, Series A (RB) 5.00%, 07/01/26 (c)	12,054
250,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	294,162
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
350,000	5.00%, 07/01/26 (c)	414,001
400,000	5.00%, 07/01/26 (c)	476,000
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,655
445,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	445,845
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	193,720
900,000	5.00%, 06/01/23 (c)	1,032,678
1,025,000	5.00%, 06/01/23 (c)	1,169,258
100,000	5.00%, 06/01/25 (c)	114,714
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	58,635
15,000	5.00%, 08/01/23 (c)	17,687
535,000	5.00%, 08/01/23 (c)	632,552
	Imperial Irrigation District Electric System Revenue, Series C (RB)
180,000	5.00%, 05/01/26 (c)	210,514
750,000	5.00%, 05/01/26 (c)	883,005

Principal
Amount		Value

California: (continued)
$85,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	$103,695
	Los Angeles Community College District, Series A (GO)
1,310,000	5.00%, 08/01/24 (c)	1,544,739
165,000	5.00%, 08/01/24 (c)	193,964
1,355,000	5.00%, 08/01/24 (c)	1,633,927
1,565,000	5.00%, 08/01/24 (c)	1,851,160
1,345,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	1,594,605
1,000,000	Los Angeles Community College District, Series G (GO) 4.00%, 08/01/24 (c)	1,091,180
900,000	Los Angeles Community College District, Series I (GO) 2.13%, 08/01/26 (c)	801,990
	Los Angeles Community College District/CA, Series A (GO)
220,000	5.00%, 08/01/24 (c)	261,037
60,000	5.00%, 08/01/24 (c)	72,803
10,000	5.00%, 08/01/24	12,225
15,000	Los Angeles Community College District/CA, Series C (GO) 5.00%, 08/01/24	18,337
35,000	Los Angeles Community College District/CA, Series G (GO) 5.00%, 08/01/24 (c)	41,529
	Los Angeles Community College District/CA, Series I (GO)
20,000	4.00%, 08/01/26 (c)	22,798
25,000	4.00%, 08/01/26	29,086
675,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	829,048
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
25,000	4.00%, 07/01/26 (c)	27,451
35,000	5.00%, 07/01/23	42,046
25,000	5.00%, 06/01/25	30,778
10,000	5.00%, 07/01/25	12,325
200,000	5.00%, 06/01/26 (c)	241,280
20,000	5.00%, 06/01/26 (c)	23,699
115,000	5.00%, 06/01/26 (c)	140,728
30,000	5.00%, 06/01/26 (c)	35,976
15,000	5.00%, 07/01/26 (c)	18,176
15,000	Los Angeles County Public Works Financing Authority, Series A (RB) 5.00%, 12/01/25 (c)	17,626
	Los Angeles County Public Works Financing Authority, Series D (RB)
750,000	5.00%, 12/01/25 (c)	870,067
230,000	5.00%, 12/01/25 (c)	270,259

See Notes to Financial Statements

26

Principal
Amount		Value

California: (continued)
	Los Angeles Department of Water & Power System Revenue, Series A (RB)
$15,000	5.00%, 07/01/22 (c)	$17,403
25,000	5.00%, 01/01/23 (c)	29,420
10,000	5.00%, 01/01/25 (c)	11,855
45,000	5.00%, 01/01/25 (c)	52,730
25,000	5.00%, 01/01/25 (c)	28,992
	Los Angeles Department of Water & Power System Revenue, Series B (RB)
45,000	5.00%, 01/01/26 (c)	52,565
10,000	5.00%, 01/01/26 (c)	12,179
10,000	Los Angeles Department of Water & Power System Revenue, Series C (RB) 5.00%, 07/01/23	11,994
	Los Angeles Department of Water & Power System Revenue, Series D (RB)
10,000	4.00%, 07/01/23	11,409
30,000	5.00%, 07/01/24 (c)	35,558
45,000	5.00%, 07/01/24	54,769
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,368,069
	Los Angeles Department of Water and Power, Series A (RB)
600,000	3.25%, 01/01/25 (c)	605,262
75,000	5.00%, 01/01/26 (c)	89,647
	Los Angeles Department of Water and Power, Series B (RB)
500,000	5.00%, 07/01/23 (c)	588,115
125,000	5.00%, 01/01/26 (c)	150,710
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	285,797
1,275,000	5.00%, 07/01/24 (c)	1,522,414
	Los Angeles Department of Water, Series A (RB)
15,000	5.00%, 01/01/26 (c)	18,085
25,000	5.00%, 01/01/26 (c)	30,691
	Los Angeles Department of Water, Series B (RB)
50,000	5.00%, 07/01/23 (c)	58,812
20,000	5.00%, 07/01/23 (c)	23,858
15,000	5.00%, 07/01/23 (c)	17,932
	Los Angeles Unified School District, Series A (GO)
1,440,000	5.00%, 07/01/24	1,753,675
1,475,000	5.00%, 07/01/25 (c)	1,755,250
	Los Angeles Unified School District, Series B (GO)
700,000	3.00%, 07/01/26 (c)	687,274
670,000	5.00%, 10/01/22 (c)	762,627
1,750,000	5.00%, 07/01/26 (c)	2,131,780
1,000,000	5.00%, 07/01/26 (c)	1,199,900

Principal
Amount		Value

California: (continued)
	Los Angeles Unified School District/CA, Series A (GO)
$10,000	4.00%, 07/01/23	$11,403
10,000	5.00%, 07/01/21 (c)	11,381
10,000	5.00%, 07/01/23	11,987
25,000	5.00%, 07/01/24 (c)	30,259
50,000	5.00%, 07/01/25 (c)	60,780
35,000	Los Angeles Unified School District/CA, Series B (GO) 5.00%, 07/01/24	42,624
600,000	Los Angeles, California Unified School District, Series B (GO) 5.00%, 07/01/24 (c)	720,408
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,607,536
850,000	5.00%, 07/01/24 (c)	1,014,942
720,000	5.00%, 07/01/24 (c)	847,138
1,415,000	5.00%, 07/01/24 (c)	1,681,289
1,300,000	5.00%, 07/01/24 (c)	1,537,081
25,000	Los Angeles, California Wastewater System Revenue, Series B (RB) 5.00%, 06/01/23	29,888
	Metropolitan Water District of Southern California, Series A (RB)
10,000	5.00%, 07/01/24	12,208
35,000	5.00%, 07/01/25 (c)	42,284
35,000	5.00%, 07/01/25 (c)	42,722
35,000	5.00%, 01/01/26 (c)	41,715
50,000	5.00%, 01/01/26 (c)	59,937
25,000	5.00%, 01/01/26 (c)	30,142
20,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/23	24,026
	Metropolitan Water District of Southern California, Series G (RB)
255,000	5.00%, 07/01/22 (c)	297,503
50,000	5.00%, 07/01/22 (c)	57,611
	Monterey Peninsula Community College District (GO)
740,000	2.77%, 02/01/26 (c) ^	494,942
670,000	2.87%, 02/01/26 (c) ^	428,063
420,000	2.90%, 02/01/26 (c) ^	292,988
910,000	3.28%, 02/01/26 (c) ^	553,344
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
25,000	5.00%, 11/01/23	29,748
45,000	5.00%, 11/01/26 (c)	53,909
15,000	5.00%, 11/01/26 (c)	18,152
10,000	5.00%, 11/01/26	12,196
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	594,365
445,000	Municipal Improvement Corp. of Los Angeles, Series C (RB) 5.00%, 03/01/22 (c)	507,674

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	Northern California Transmission Agency, Series A (RB)
$35,000	5.00%, 05/01/25	$42,520
10,000	5.00%, 05/01/26 (c)	11,887
15,000	5.00%, 05/01/26 (c)	18,098
25,000	5.00%, 05/01/26 (c)	30,388
375,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	442,909
50,000	Oakland Unified School District/ Alameda County (GO) (AGM) 5.00%, 08/01/25 (c)	60,209
760,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	884,480
	Orange County Sanitation District, Series A (RB)
20,000	5.00%, 02/01/26 (c)	23,870
25,000	5.00%, 02/01/26 (c)	30,033
390,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	413,178
230,000	Palm Springs Unified School District, Series D (GO) 2.50%, 08/01/26 (c)	197,715
	Palomar Community College District (GO)
650,000	5.00%, 05/01/25 (c)	763,490
15,000	5.00%, 05/01/25 (c)	17,942
20,000	5.00%, 05/01/25 (c)	24,085
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	174,584
20,000	Peralta Community College District, Series A (GO) 5.00%, 08/01/24 (c)	23,525
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	293,745
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	261,260
85,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	101,231
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	207,310
	Regents of the University of California Medical Center Pooled Revenue, Series L (RB)
160,000	4.00%, 05/15/25	183,000
10,000	5.00%, 05/15/26 (c)	12,064
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
410,000	5.25%, 05/15/23 (c)	475,764
430,000	5.25%, 05/15/23 (c)	501,075
2,050,000	5.25%, 05/15/23 (c)	2,402,702

Principal
Amount		Value

California: (continued)
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
$90,000	2.50%, 05/15/26 (c)	$78,894
650,000	5.00%, 05/15/26 (c)	749,970
	Regents of the University of California, Series AF (RB)
500,000	5.00%, 05/15/23 (c)	595,810
425,000	5.00%, 05/15/23 (c)	499,498
1,205,000	5.00%, 05/15/23 (c)	1,426,780
1,305,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	1,554,242
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	771,833
	Regents of the University of California, Series AO (RB)
235,000	5.00%, 05/15/23	281,824
500,000	5.00%, 05/15/25 (c)	579,810
510,000	5.00%, 05/15/25 (c)	616,707
725,000	Regents of the University of California, Series AR (RB) 5.00%, 05/15/26 (c)	866,208
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,017,091
125,000	5.00%, 05/15/22 (c)	146,398
1,200,000	5.00%, 05/15/22 (c)	1,397,808
	Regents of the University of California, Series I (RB)
1,085,000	5.00%, 05/15/25 (c)	1,276,123
905,000	5.00%, 05/15/25 (c)	1,072,353
365,000	5.00%, 05/15/25 (c)	439,876
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	540,394
500,000	Regents of University of California, Series AR (RB) 5.00%, 05/15/26 (c)	589,000
1,250,000	Regents of University of California, Series I (RB) 5.00%, 05/15/25 (c)	1,452,450
15,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	18,113
10,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	12,107
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	584,727
265,000	5.25%, 06/01/23 (c)	317,915
10,000	5.25%, 06/01/23 (c)	12,087
50,000	Riverside County, California Asset Leasing Corp., Series A (RB) 4.00%, 06/01/22 (c)	53,728

See Notes to Financial Statements

28

Principal
Amount		Value

California: (continued)
$10,000	Sacramento City Financing Authority (RB) 5.00%, 12/01/25 (c)	$11,767
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	633,606
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
1,045,000	5.00%, 06/01/24 (c)	1,220,132
100,000	5.00%, 06/01/24 (c)	120,071
250,000	5.00%, 06/01/24 (c)	294,030
15,000	5.00%, 06/01/24 (c)	17,836
250,000	5.00%, 06/01/24 (c)	295,285
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,514
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,253,380
15,000	Sacramento Municipal Utility District, Series Y (RB) 5.00%, 08/15/22 (c)	17,253
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	897,007
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	581,565
	San Diego Community College District (GO)
10,000	5.00%, 08/01/23 (c)	11,849
500,000	5.00%, 08/01/26 (c)	603,045
35,000	5.00%, 08/01/26 (c)	42,503
	San Diego County Regional Transportation Commission, Series A (RB)
10,000	5.00%, 04/01/26 (c)	12,021
15,000	5.00%, 04/01/26 (c)	17,913
45,000	5.00%, 04/01/26 (c)	54,900
15,000	5.00%, 04/01/26 (c)	18,165
	San Diego County Water Authority, Series A (RB)
50,000	5.00%, 11/01/22 (c)	58,649
925,000	5.00%, 11/01/22 (c)	1,092,998
500,000	5.00%, 05/01/26 (c)	590,415
	San Diego Public Facilities Financing Authority Sewer Revenue (RB)
35,000	5.00%, 05/15/23	41,907
10,000	5.00%, 05/15/25 (c)	12,117
30,000	San Diego Public Facilities Financing Authority Sewer Revenue, Series A (RB)
	5.00%, 05/15/26 (c)	35,924
	San Diego Public Facilities Financing Authority Water Revenue, Series B (RB)
100,000	5.00%, 08/01/23	119,797
50,000	5.00%, 08/01/25	61,347

Principal
Amount		Value

California: (continued)
$260,000	San Diego Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 09/01/25 (c)	$314,673
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	582,665
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,276,904
500,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	588,920
450,000	San Diego Unified School District, Series R-5 (GO) 5.00%, 07/01/26 (c)	543,226
1,000,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,057,350
40,000	San Diego Unified School District/CA, Series R-3 (GO) 5.00%, 07/01/23	47,974
15,000	San Diego Unified School District/CA, Series R-4 (GO) 5.00%, 07/01/25 (c)	17,985
	San Diego Unified School District/CA, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,080
30,000	5.00%, 07/01/26	37,131
290,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	337,351
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	462,680
120,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	137,821
	San Francisco Bay Area Rapid Transit District, Series A (RB)
455,000	5.00%, 07/01/22 (c)	524,501
25,000	5.00%, 07/01/25	30,727
15,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/23	18,039
	San Francisco City & County Airport Comm-San Francisco International Airport, Series A (RB)
40,000	5.00%, 05/01/24	48,523
30,000	5.00%, 05/01/25	36,718
	San Francisco City & County Airport Comm-San Francisco International Airport, Series D (RB)
40,000	5.00%, 05/01/24	48,523
140,000	5.00%, 05/01/25	171,350
10,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B (RB) 5.00%, 10/01/22 (c)	11,537

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	San Francisco Community College District (GO)
$870,000	5.00%, 06/15/24	$1,054,518
65,000	5.00%, 06/15/25 (c)	78,513
100,000	5.00%, 06/15/25 (c)	116,820
860,000	5.00%, 06/15/25 (c)	1,020,510
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	514,958
475,000	5.00%, 10/01/25 (c)	560,224
	San Francisco Unified School District, Proposition A, Series C and F (GO)
500,000	3.00%, 06/15/24 (c)	499,990
525,000	3.25%, 06/15/24 (c)	521,881
510,000	5.00%, 06/15/24 (c)	617,406
755,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	825,389
90,000	San Francisco Unified School District, Series C and F (GO) 5.00%, 06/15/24 (c)	108,488
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	400,538
10,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	11,916
	San Joaquin Delta Community College District, Series A (GO)
10,000	5.00%, 08/01/23	12,013
25,000	5.00%, 08/01/25 (c)	29,732
45,000	5.00%, 08/01/25 (c)	53,852
35,000	San Jose Evergreen Community College District (GO) 5.00%, 09/01/24	42,763
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	30,221
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	698,784
20,000	San Jose Financing Authority, Series A (RB) 5.00%, 06/01/23 (c)	23,530
	San Mateo County Transit District, Series A (RB)
25,000	5.00%, 06/01/24	30,461
10,000	5.00%, 06/01/25 (c)	12,177
20,000	San Mateo Joint Powers Financing Authority, Series A (RB) 5.00%, 06/15/24 (c)	23,903
670,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	717,376
695,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	807,319
Principal
Amount		Value

California: (continued)
$10,000	San Ramon Valley Unified School District/CA (GO) 4.00%, 08/01/22 (c)	$11,049
750,000	Santa Clara County, California Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	791,655
15,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	17,853
	Sonoma County Junior College District (GO)
15,000	5.00%, 08/01/23 (c)	17,706
15,000	5.00%, 08/01/23 (c)	17,803
	Southern California Public Power Authority, Series A (RB)
10,000	5.00%, 07/01/21 (c)	11,420
20,000	5.00%, 07/01/24 (c)	23,188
25,000	5.00%, 07/01/24 (c)	29,163
50,000	Southern California Public Power Authority, Series C (RB) 5.00%, 01/01/25 (c)	60,171
	State of California (GO)
100,000	5.00%, 03/01/24	120,115
40,000	5.00%, 03/01/25	48,396
130,000	5.00%, 03/01/25 (c)	156,039
	State of California Department of Water Resources (RB)
30,000	5.00%, 12/01/23	36,302
15,000	5.00%, 12/01/24	18,398
15,000	5.00%, 12/01/24 (c)	18,126
40,000	5.00%, 12/01/24 (c)	48,555
10,000	5.00%, 12/01/26 (c)	12,023
35,000	5.00%, 12/01/26 (c)	42,611
	State of California, Various Purpose (GO)
770,000	3.00%, 09/01/26 (c)	737,876
500,000	3.25%, 04/01/23 (c)	511,625
290,000	3.38%, 09/01/22 (c)	292,033
1,085,000	3.50%, 09/01/22 (c)	1,098,139
855,000	4.00%, 09/01/22 (c)	941,449
500,000	4.00%, 05/01/23	564,970
50,000	4.00%, 09/01/25	57,100
700,000	4.00%, 08/01/26 (c)	737,597
230,000	4.00%, 09/01/26 (c)	243,777
1,250,000	4.00%, 09/01/26 (c)	1,337,337
250,000	4.00%, 09/01/26 (c)	263,533
1,300,000	4.00%, 09/01/26 (c)	1,377,870
375,000	4.00%, 09/01/26	428,572
1,000,000	4.00%, 09/01/26 (c)	1,069,870
190,000	5.00%, 09/01/18 (c)	199,169
700,000	5.00%, 09/01/18 (c)	734,160
10,000	5.00%, 09/01/21 (c)	11,434
250,000	5.00%, 09/01/21 (c)	286,187
1,020,000	5.00%, 09/01/21 (c)	1,162,137
85,000	5.00%, 09/01/21 (c)	97,036
250,000	5.00%, 09/01/22 (c)	293,100
25,000	5.00%, 09/01/22 (c)	29,282
655,000	5.00%, 02/01/23 (c)	754,966
10,000	5.00%, 02/01/23 (c)	11,626

See Notes to Financial Statements

30

Principal
Amount		Value

California: (continued)
$75,000	5.00%, 02/01/23 (c)	$85,532
1,400,000	5.00%, 04/01/23 (c)	1,630,482
75,000	5.00%, 04/01/23 (c)	85,997
250,000	5.00%, 09/01/23 (c)	297,637
95,000	5.00%, 09/01/23 (c)	109,779
125,000	5.00%, 09/01/23 (c)	143,970
500,000	5.00%, 09/01/23	596,595
1,065,000	5.00%, 09/01/23 (c)	1,251,907
55,000	5.00%, 09/01/23 (c)	64,939
1,300,000	5.00%, 10/01/23	1,553,409
850,000	5.00%, 10/01/23	1,015,690
500,000	5.00%, 11/01/23	598,330
250,000	5.00%, 11/01/23 (c)	294,797
30,000	5.00%, 11/01/23 (c)	35,637
25,000	5.00%, 12/01/23 (c)	29,652
1,000,000	5.00%, 12/01/23 (c)	1,189,460
180,000	5.00%, 12/01/23 (c)	214,103
560,000	5.00%, 12/01/23 (c)	650,686
1,425,000	5.00%, 12/01/23 (c)	1,704,699
1,000,000	5.00%, 12/01/23 (c)	1,180,650
345,000	5.00%, 12/01/23 (c)	409,191
820,000	5.00%, 12/01/23 (c)	980,950
1,350,000	5.00%, 12/01/23 (c)	1,573,992
280,000	5.00%, 03/01/24	336,322
825,000	5.00%, 05/01/24	993,564
250,000	5.00%, 08/01/24 (c)	291,710
260,000	5.00%, 08/01/24 (c)	300,765
500,000	5.00%, 08/01/24	604,050
25,000	5.00%, 09/01/24	30,221
1,035,000	5.00%, 10/01/24 (c)	1,245,498
25,000	5.00%, 10/01/24	30,257
1,000,000	5.00%, 10/01/24 (c)	1,183,740
15,000	5.00%, 10/01/24 (c)	17,914
700,000	5.00%, 10/01/24 (c)	811,545
1,050,000	5.00%, 10/01/24 (c)	1,263,549
1,100,000	5.00%, 10/01/24 (c)	1,302,114
20,000	5.00%, 02/01/25 (c)	23,732
25,000	5.00%, 02/01/25 (c)	29,900
520,000	5.00%, 02/01/25 (c)	596,788
1,300,000	5.00%, 02/01/25 (c)	1,514,552
1,000,000	5.00%, 02/01/25 (c)	1,171,150
1,000,000	5.00%, 02/01/25 (c)	1,178,850
2,460,000	5.00%, 03/01/25	2,976,354
800,000	5.00%, 03/01/25 (c)	952,640
450,000	5.00%, 03/01/25 (c)	532,323
680,000	5.00%, 03/01/25 (c)	816,204
400,000	5.00%, 03/01/25 (c)	461,764
75,000	5.00%, 08/01/25 (c)	88,094
1,035,000	5.00%, 08/01/25 (c)	1,230,905
175,000	5.00%, 08/01/25 (c)	211,316
620,000	5.00%, 08/01/25	754,397
1,160,000	5.00%, 08/01/25 (c)	1,370,064
1,425,000	5.00%, 08/01/25 (c)	1,655,451
30,000	5.00%, 09/01/25 (c)	35,955
1,255,000	5.00%, 09/01/25 (c)	1,493,676
10,000	5.00%, 09/01/25	12,179
1,300,000	5.00%, 09/01/25 (c)	1,512,134
1,000,000	5.00%, 09/01/25	1,217,920
175,000	5.00%, 08/01/26 (c)	208,675

Principal
Amount		Value

California: (continued)
$500,000	5.00%, 08/01/26 (c)	$592,160
600,000	5.00%, 08/01/26 (c)	701,508
500,000	5.00%, 08/01/26 (c)	596,215
15,000	5.00%, 09/01/26	18,396
1,000,000	5.00%, 09/01/26	1,226,420
2,000,000	5.00%, 09/01/26 (c)	2,386,100
260,000	5.00%, 09/01/26	318,869
320,000	5.00%, 09/01/26 (c)	376,854
250,000	5.00%, 09/01/26 (c)	296,220
500,000	5.00%, 09/01/26 (c)	588,835
1,000,000	5.00%, 09/01/26 (c)	1,193,050
500,000	5.00%, 09/01/26 (c)	601,105
2,500,000	5.00%, 09/01/26 (c)	2,926,275
175,000	5.25%, 08/01/25 (c)	206,504
35,000	Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	41,231
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	147,034
	Trustees of the California State University, Series A (RB)
1,195,000	4.00%, 11/01/22 (c)	1,296,718
250,000	4.00%, 05/01/26 (c)	288,302
775,000	5.00%, 11/01/23 (c)	934,270
1,425,000	5.00%, 11/01/24 (c)	1,685,248
50,000	5.00%, 11/01/24	61,053
260,000	5.00%, 05/01/26 (c)	313,695
775,000	5.00%, 05/01/26 (c)	944,849
750,000	5.00%, 05/01/26 (c)	891,547
10,000	University of California, Series AF (RB) 5.00%, 05/15/23 (c)	11,885
100,000	University of California, Series AM (RB) 5.25%, 05/15/24 (c)	120,423
	University of California, Series AO (RB)
100,000	5.00%, 05/15/24	121,937
35,000	5.00%, 05/15/25 (c)	42,756
20,000	5.00%, 05/15/25 (c)	23,302
100,000	5.00%, 05/15/25 (c)	120,106
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	11,859
	University of California, Series G (RB)
60,000	5.00%, 05/15/22 (c)	69,137
40,000	5.00%, 05/15/22 (c)	46,510
	University of California, Series I (RB)
35,000	5.00%, 05/15/25	42,873
540,000	5.00%, 05/15/25 (c)	630,850
15,000	5.00%, 05/15/25 (c)	18,200
25,000	Ventura County Community College District (GO) 5.00%, 08/01/25 (c)	29,732
	Ventura County Public Financing Authority, Series A (RB)
430,000	5.00%, 11/01/22 (c)	496,805
285,000	5.00%, 11/01/22 (c)	331,213
	Walnut Energy Center Authority, Series A (RB)
35,000	5.00%, 07/01/24 (c)	41,536
15,000	5.00%, 07/01/24 (c)	17,900

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	West Basin Municipal Water District/CA, Series A (RB)
$65,000	5.00%, 02/01/26 (c)	$76,573
80,000	5.00%, 02/01/26 (c)	97,443
	West Contra Costa Unified School District, Series A (GO)
10,000	5.00%, 08/01/25 (c)	11,617
95,000	5.00%, 08/01/25 (c)	110,820
20,000	5.00%, 08/01/25 (c)	23,460
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	591,770
		253,477,301
Colorado: 1.1%
500,000	Adams & Arapahoe Joint School District 28J Aurora, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	597,405
25,000	Adams 12 Five Star Schools (GO) (SAW) 4.00%, 12/15/22	28,153
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	305,277
	Board of Governors of Colorado State University System, Series A (RB)
460,000	5.00%, 03/01/29	556,122
20,000	5.00%, 03/01/30	24,280
10,000	Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, Series A (GO) (SAW) 5.00%, 12/15/25 (c)	12,125
750,000	Boulder Valley School District No Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	848,235
25,000	City & County of Denver CO Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	28,797
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,000,000	4.00%, 11/15/22 (c)	1,051,670
290,000	5.00%, 11/15/22 (c)	336,180
100,000	City and County of Denver, Series A (RB) 5.00%, 08/01/23	119,143
	City of Aurora CO Water Revenue (RB)
20,000	5.00%, 08/01/24	24,283
35,000	5.00%, 08/01/25	42,913
25,000	5.00%, 08/01/26 (c)	29,788
115,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/26 (c)	136,197
500,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	579,470
Principal Amount		Value

Colorado: (continued)
$2,015,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	$2,424,770
	Colorado Higher Education, Series A (CP)
1,000,000	5.00%, 11/01/23	1,189,230
25,000	5.00%, 11/01/24	30,099
40,000	5.00%, 11/01/26	48,859
20,000	Denver City & County School District No 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	23,083
250,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	306,415
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	561,658
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	26,803
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,252
	Park Creek Metropolitan District, Series A (RB)
550,000	5.00%, 12/01/25 (c)	608,514
250,000	5.00%, 12/01/25 (c)	277,377
100,000	Platte River Power Authority, Series JJ (RB) 5.00%, 06/01/24	121,101
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,168,454
765,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	852,133
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	589,074
1,000,000	4.00%, 06/01/26 (c)	1,071,540
500,000	4.00%, 06/01/26 (c)	538,640
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,172,410
515,000	5.00%, 11/01/22 (c)	594,434
75,000	5.00%, 11/01/22 (c)	87,545
50,000	5.00%, 11/01/27	61,632
	Regional Transportation District, Series A (CP)
1,110,000	5.00%, 06/01/20 (c)	1,226,062
10,000	5.00%, 06/01/23 (c)	11,622
10,000	5.00%, 11/01/29	12,425
365,000	School District No. 27J Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	390,992
15,000	University of Colorado, Series A (RB) 5.00%, 06/01/24 (c)	17,879

See Notes to Financial Statements

32

Principal Amount		Value

Colorado: (continued)
	University of Colorado, Series B (RB)
$25,000	5.00%, 06/01/24 (c)	$29,963
10,000	5.00%, 06/01/24	12,073
20,000	University of Colorado, Series B-1 (RB) 5.00%, 06/01/25	24,272
		18,246,349
Connecticut: 3.3%
	City of Hartford, Series A (GO)
220,000	5.00%, 04/01/23 (c)	220,326
325,000	5.00%, 04/01/23 (c)	332,153
200,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	195,706
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,245,000	5.00%, 07/01/24 (c)	1,434,651
125,000	5.00%, 07/01/24 (c)	146,891
1,615,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,521,249
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
410,000	5.00%, 01/01/23 (c)	473,378
1,000,000	5.00%, 10/01/23 (c)	1,163,310
25,000	South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	29,563
15,000	State of Connecticut (GO) 5.00%, 11/15/25	17,714
	State of Connecticut Special Tax Revenue, Series A (RB)
30,000	5.00%, 01/01/23 (c)	34,465
30,000	5.00%, 10/01/23 (c)	34,977
40,000	5.00%, 10/01/23 (c)	46,766
10,000	5.00%, 09/01/24	11,833
150,000	5.00%, 09/01/24 (c)	168,548
175,000	5.00%, 09/01/24 (c)	202,979
330,000	5.00%, 08/01/25 (c)	374,266
1,110,000	5.00%, 08/01/25 (c)	1,246,030
10,000	5.00%, 08/01/25 (c)	11,738
25,000	5.00%, 08/01/25 (c)	29,063
2,720,000	5.00%, 09/01/26 (c)	3,102,595
10,000	5.00%, 09/01/26	11,912
630,000	State of Connecticut Special Tax Revenue, Series B (RB) 5.00%, 09/01/26 (c)	736,861
	State of Connecticut, Series A (GO)
320,000	3.25%, 03/15/26 (c)	297,584
1,390,000	5.00%, 10/15/23 (c)	1,607,452
1,400,000	5.00%, 10/15/23 (c)	1,621,732
55,000	5.00%, 10/15/23 (c)	63,818
125,000	5.00%, 03/01/24 (c)	140,655
1,000,000	5.00%, 03/01/24 (c)	1,152,600
200,000	5.00%, 03/01/24 (c)	232,426
Principal Amount		Value

Connecticut: (continued)
$65,000	5.00%, 03/01/25 (c)	$78,853
1,000,000	5.00%, 03/15/25 (c)	1,123,530
780,000	5.00%, 03/15/26 (c)	909,886
	State of Connecticut, Series B (GO)
25,000	5.00%, 04/15/22 (c)	27,745
630,000	5.00%, 04/15/22 (c)	706,016
375,000	5.00%, 04/15/22 (c)	424,927
905,000	5.00%, 04/15/22 (c)	1,016,442
1,055,000	5.00%, 03/01/23 (c)	1,207,025
290,000	5.00%, 06/15/25 (c)	326,824
1,850,000	5.00%, 06/15/25 (c)	2,161,170
695,000	5.00%, 05/15/26	818,710
	State of Connecticut, Series C (GO)
25,000	5.00%, 07/15/23 (c)	28,307
1,015,000	5.00%, 07/15/23 (c)	1,169,940
445,000	5.00%, 07/15/23 (c)	513,761
1,040,000	5.00%, 12/15/23	1,217,674
1,000,000	5.00%, 06/15/25	1,176,970
10,000	State of Connecticut, Series D (GO) 5.00%, 06/15/23	11,631
40,000	State of Connecticut, Series D and E (GO) 4.38%, 08/15/23 (c)	43,056
	State of Connecticut, Series E (GO)
405,000	4.00%, 09/15/22 (c)	430,090
500,000	4.00%, 09/01/24 (c)	544,325
585,000	4.00%, 09/01/24 (c)	612,606
50,000	4.00%, 09/01/24 (c)	52,095
820,000	5.00%, 09/15/22 (c)	935,604
720,000	5.00%, 09/15/22 (c)	807,545
455,000	5.00%, 09/15/22 (c)	512,025
1,250,000	5.00%, 08/15/23 (c)	1,447,950
225,000	5.00%, 08/15/23 (c)	260,201
	State of Connecticut, Series F (GO)
400,000	3.25%, 11/15/25 (c)	395,124
1,000,000	5.00%, 11/15/24 (c)	1,155,820
460,000	5.00%, 11/15/25 (c)	523,977
	State of Connecticut, Series G (GO)
795,000	4.00%, 10/15/22 (c)	844,966
30,000	4.00%, 10/15/22 (c)	32,823
15,000	4.00%, 11/15/24 (c)	15,828
450,000	5.00%, 10/15/22 (c)	515,619
515,000	5.00%, 10/15/22 (c)	588,676
120,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 09/01/24 (c)	136,184
	State of Connecticut, Special Tax, Series A (RB)
230,000	5.00%, 08/01/25 (c)	262,285
365,000	5.00%, 08/01/25 (c)	421,411
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	510,717
	University of Connecticut, Series A (RB)
320,000	3.00%, 03/15/26 (c)	291,885
65,000	5.00%, 02/15/21 (c)	72,497
150,000	5.00%, 11/15/22 (c)	171,096
500,000	5.00%, 02/15/23 (c)	579,745

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Connecticut: (continued)
$1,000,000	5.00%, 08/15/23 (c)	$1,163,440
770,000	5.00%, 02/15/25 (c)	890,620
1,700,000	5.00%, 01/15/26	2,017,237
345,000	5.00%, 03/15/26 (c)	393,169
620,000	5.00%, 03/15/26 (c)	715,368
90,000	5.00%, 03/15/26 (c)	104,604
545,000	5.00%, 03/15/26 (c)	638,081
990,000	5.00%, 01/15/27 (c)	1,150,103
2,745,000	5.00%, 01/15/27	3,270,173
		52,089,597
Delaware: 0.4%
	Delaware Transportation Authority (RB)
25,000	4.00%, 07/01/25	28,606
10,000	5.00%, 07/01/23	11,948
35,000	5.00%, 07/01/24	42,519
20,000	5.00%, 07/01/25	24,547
20,000	5.00%, 07/01/26	24,791
250,000	New Castle County (GO) 5.00%, 10/01/23	300,242
	State of Delaware (GO)
500,000	3.13%, 03/01/27 (c)	497,820
500,000	4.00%, 03/01/27 (c)	558,050
1,000,000	5.00%, 03/01/26	1,239,810
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	482,765
500,000	5.00%, 08/01/23 (c)	601,620
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	899,520
1,000,000	5.00%, 07/01/24 (c)	1,202,900
		5,915,138
District of Columbia: 0.7%
10,000	District of Columbia (RB) 5.00%, 07/15/23	11,792
460,000	District of Columbia University (RB) 5.00%, 04/01/27 (c)	540,086
30,000	District of Columbia Water & Sewer Authority, Series A (RB) 5.00%, 04/01/26 (c)	35,250
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	296,460
1,350,000	5.00%, 12/01/22 (c)	1,572,034
895,000	5.00%, 12/01/22 (c)	1,049,441
125,000	5.00%, 12/01/22 (c)	146,064
100,000	5.00%, 12/01/22 (c)	116,620
	District of Columbia, Series A (GO)
10,000	5.00%, 06/01/23	11,936
220,000	5.00%, 06/01/23	262,592
1,085,000	5.00%, 06/01/23 (c)	1,276,502
15,000	5.00%, 06/01/24	18,176
15,000	5.00%, 12/01/24	18,255
10,000	5.00%, 06/01/25	12,219
420,000	5.00%, 06/01/25 (c)	489,019
20,000	5.00%, 12/01/25	24,531
25,000	5.00%, 06/01/26 (c)	30,433
10,000	5.00%, 06/01/26	12,320
15,000	5.00%, 06/01/26 (c)	17,854
250,000	5.00%, 06/01/26 (c)	293,812
290,000	5.00%, 06/01/26 (c)	338,798
Principal Amount		Value

District of Columbia: (continued)
$15,000	District of Columbia, Series B (RB) 5.00%, 12/01/22 (c)	$17,580
275,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	318,565
20,000	District of Columbia, Series D (GO) 5.00%, 12/01/26 (c)	23,822
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	29,777
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,163,830
1,000,000	5.00%, 10/01/25 (c)	1,194,420
1,000,000	5.00%, 04/01/26 (c)	1,168,120
		10,490,308
Florida: 4.3%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,477
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	29,403
70,000	5.00%, 10/01/22 (c)	82,408
1,190,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	1,168,580
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,970
10,000	5.00%, 07/01/26	12,081
120,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	140,658
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	580,040
1,000,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	1,163,740
	City of Jacksonville FL (RB)
200,000	3.00%, 10/01/25 (c)	199,340
40,000	5.00%, 10/01/25	48,420
35,000	5.00%, 10/01/25 (c)	41,893
	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB)
610,000	5.00%, 10/01/22 (c)	697,004
1,185,000	5.00%, 10/01/25	1,431,409
50,000	City of Jacksonville, Florida (RB) 5.00%, 10/01/22 (c)	57,573
	City of Jacksonville, Florida, Series C (RB)
365,000	5.00%, 10/01/22 (c)	423,732
100,000	5.00%, 10/01/22 (c)	116,371
795,000	5.00%, 10/01/22 (c)	925,149
250,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/22 (c)	287,035
435,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	435,948

See Notes to Financial Statements

34

Principal Amount		Value

Florida: (continued)
$10,000	City of Lakeland FL (RB) 5.00%, 11/15/26	$11,848
215,000	City of Lakeland FL Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	260,948
500,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	572,115
25,000	City of Orlando FL, Series A (RB) 5.25%, 05/01/24 (c)	30,663
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	919,890
1,015,000	5.25%, 05/01/24 (c)	1,244,918
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	532,020
470,000	5.00%, 09/01/26 (c)	551,818
	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB)
120,000	4.00%, 09/01/22 (c)	124,903
50,000	5.00%, 09/01/22 (c)	56,039
20,000	County of Hillsborough FL (RB) 5.00%, 11/01/24	23,941
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	118,000
	County of Miami-Dade (RB)
920,000	3.22%, 10/01/26 (c) ^	496,064
460,000	3.33%, 10/01/26 (c) ^	236,721
310,000	5.00%, 10/01/26 (c)	360,499
25,000	County of Miami-Dade FL (RB) 5.00%, 10/01/26	29,888
	County of Miami-Dade FL Aviation Revenue, Series A (RB)
10,000	5.00%, 10/01/26 (c)	11,800
25,000	5.00%, 10/01/26 (c)	30,003
	County of Miami-Dade FL Aviation Revenue, Series B (RB)
15,000	5.00%, 10/01/22 (c)	17,322
20,000	5.00%, 10/01/24 (c)	23,630
90,000	County of Miami-Dade FL Water & Sewer System Revenue (RB) 5.00%, 10/01/25	108,945
	County of Miami-Dade FL, Series A (GO)
20,000	5.00%, 07/01/20 (c)	22,212
15,000	5.00%, 06/01/25	17,836
25,000	5.00%, 07/01/25	30,203
10,000	County of Miami-Dade FL, Series D (GO) 5.00%, 07/01/23	11,858
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	862,882
1,000,000	5.00%, 10/01/26 (c)	1,189,080
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
100,000	5.00%, 07/01/25 (c)	116,902
1,000,000	5.00%, 07/01/26 (c)	1,178,420
Principal Amount		Value

Florida: (continued)
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
$415,000	3.00%, 07/01/24 (c)	$410,974
1,400,000	4.00%, 07/01/24 (c)	1,460,186
70,000	5.00%, 07/01/24 (c)	83,430
500,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	596,645
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,133,120
275,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	327,759
70,000	County of Miami-Dade, Florida Aviation Revenue, Series B (RB) 4.00%, 10/01/22 (c)	76,994
250,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	289,130
1,050,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	1,243,767
	County of Miami-Dade, Florida Subordinate Special Obligation, Series A (RB)
650,000	5.00%, 10/01/22 (c)	739,862
1,145,000	5.00%, 10/01/22 (c)	1,307,693
70,000	5.00%, 10/01/22 (c)	80,370
	County of Miami-Dade, Florida Transit System (RB)
320,000	3.25%, 07/01/22 (c)	326,403
100,000	5.00%, 07/01/22 (c)	114,164
105,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	107,119
65,000	County of Miami-Dade, Florida, Series A (RB) 5.00%, 10/01/22 (c)	73,703
100,000	County of Miami-Dade, Series A (GO) 5.00%, 07/01/23	118,580
930,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/24	1,117,014
95,000	County of Miami-Dade, Water and Sewer System Revenue (RB) 5.00%, 10/01/23	112,822
15,000	County of Orange FL Tourist Development Tax Revenue (RB) 5.00%, 10/01/25 (c)	18,030
550,000	County of Orange, Florida Sales Tax Revenue, Series B (RB) 5.00%, 01/01/22 (c)	627,808
250,000	County of Orange, Florida Sales Tax Revenue, Series C (RB) 5.00%, 01/01/24	299,652

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$340,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	$396,702
	County of Palm Beach, Public Improvement (RB)
340,000	5.00%, 06/01/22 (c)	394,356
50,000	5.00%, 06/01/22 (c)	58,100
30,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/23	35,632
	Florida Department of Management Services, Series A (CP)
145,000	5.00%, 08/01/23	171,252
100,000	5.00%, 08/01/24	119,243
50,000	5.00%, 08/01/25	60,001
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	551,740
1,645,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	1,941,067
10,000	Florida Municipal Power Agency, Series A (RB) 5.00%, 10/01/26 (c)	11,683
650,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	662,057
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	34,289
610,000	3.00%, 06/01/24 (c)	597,605
570,000	4.00%, 06/01/22 (c)	625,068
1,000,000	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO) 5.00%, 07/01/21 (c)	1,141,090
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,207,270
	Florida’s Turnpike Enterprise, Series B (RB)
135,000	5.00%, 07/01/25 (c)	161,201
20,000	5.00%, 07/01/25 (c)	24,030
25,000	5.00%, 07/01/25 (c)	30,182
50,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/23	59,547
1,130,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,086,348
	Hernando County School District, Series A (CP) (AGM)
630,000	3.00%, 07/01/26 (c)	582,309
630,000	3.00%, 07/01/26 (c)	589,749
1,215,000	Hillsborough County School Board, Series A (CP) 5.00%, 07/01/22 (c)	1,409,023
Principal Amount		Value

Florida: (continued)
	JEA Electric System Revenue, Series A (RB)
$95,000	5.00%, 10/01/23 (c)	$110,084
20,000	5.00%, 10/01/23 (c)	23,253
10,000	JEA Electric System Revenue, Series C (RB) 5.00%, 04/01/23 (c)	11,520
	JEA Water and Sewer System Revenue, Series A (RB)
250,000	5.00%, 04/01/21 (c)	282,097
65,000	5.00%, 10/01/22 (c)	76,190
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	366,264
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,045,000	5.00%, 02/01/24 (c)	1,193,641
945,000	5.00%, 02/01/24 (c)	1,072,547
1,000,000	5.00%, 02/01/24 (c)	1,114,140
1,100,000	5.00%, 02/01/24 (c)	1,283,777
590,000	5.00%, 02/01/24 (c)	682,984
145,000	5.00%, 02/01/24 (c)	166,685
	Miami Beach Redevelopment Agency, Series A and B (TA)
20,000	5.00%, 02/01/24 (c)	22,193
20,000	5.00%, 02/01/24	23,670
	Miami-Dade County Expressway Authority, Series A (RB)
15,000	5.00%, 07/01/26 (c)	17,167
10,000	5.00%, 07/01/26 (c)	11,652
	Miami-Dade County Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/23	35,287
35,000	5.00%, 07/01/24 (c)	40,778
35,000	5.00%, 07/01/24 (c)	41,180
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	321,964
240,000	4.00%, 08/01/22 (c)	254,671
1,000,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,105,790
15,000	Orange County School Board, Series B (CP) 5.00%, 08/01/22 (c)	17,302
1,900,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	2,186,501
	Orange County School Board, Series D (CP)
50,000	5.00%, 08/01/25 (c)	58,246
25,000	5.00%, 08/01/25 (c)	29,406
	Orlando and Orange County Expressway Authority (RB) (AGM)
320,000	3.00%, 07/01/22 (c)	331,942
30,000	5.00%, 07/01/22 (c)	34,679
1,320,000	5.00%, 07/01/22 (c)	1,525,154

See Notes to Financial Statements

36

Principal Amount		Value

Florida: (continued)
$135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	$158,363
	Orlando Utilities Commission, Series A (RB)
1,125,000	5.00%, 10/01/24	1,358,100
55,000	5.00%, 04/01/25 (c)	64,083
50,000	5.00%, 10/01/25	61,083
	Orlando-Orange County Expressway Authority, Series A (RB)
25,000	5.00%, 07/01/23 (c)	28,825
195,000	5.00%, 07/01/23 (c)	225,927
25,000	Orlando-Orange County Expressway Authority, Series B (RB) 5.00%, 07/01/23 (c)	29,248
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	10,986
50,000	Palm Beach County School District, Series D (CP) 5.00%, 08/01/25 (c)	59,014
50,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/21 (c)	57,419
	Reedy Creek Improvement District, Series A (GO)
15,000	5.00%, 06/01/23 (c)	17,742
50,000	5.00%, 06/01/26 (c)	58,110
85,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (GO) 5.25%, 06/01/23 (c)	99,884
	School Board of Miami-Dade County, Series A (CP)
220,000	5.00%, 05/01/23	257,651
10,000	5.00%, 05/01/25 (c)	11,435
15,000	5.00%, 05/01/25 (c)	17,607
160,000	5.00%, 05/01/25	189,586
545,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	639,726
	School Board of Miami-Dade County, Series C (CP)
460,000	3.25%, 02/01/21 (c)	441,835
255,000	3.25%, 02/01/21 (c)	247,985
20,000	5.00%, 02/01/26 (c)	22,808
	School Board of Miami-Dade County, Series D (CP)
10,000	5.00%, 02/01/24	11,815
265,000	5.00%, 11/01/24 (c)	303,589
250,000	5.00%, 02/01/26 (c)	294,935
45,000	5.00%, 02/01/26	53,630
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	231,998
Principal Amount		Value

Florida: (continued)
$400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	$470,588
405,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	394,786
20,000	St Lucie County School Board, Series A (CP) 3.25%, 07/01/23 (c)	20,178
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	510,995
	State of Florida Lottery Revenue, Series A (RB)
15,000	5.00%, 07/01/23	17,855
25,000	5.00%, 07/01/24	30,203
115,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23 (c)	135,413
1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,244,065
1,275,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO) 5.00%, 06/01/24 (c)	1,517,900
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
800,000	4.00%, 06/01/21 (c)	876,160
80,000	5.00%, 06/01/22 (c)	93,597
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
490,000	4.00%, 06/01/26 (c)	533,149
1,000,000	4.00%, 06/01/26 (c)	1,077,280
200,000	5.00%, 06/01/23	238,720
115,000	5.00%, 06/01/23 (c)	135,805
125,000	5.00%, 06/01/23 (c)	147,141
1,000,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO) 2.38%, 06/01/26 (c)	904,830
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	29,138
	State of Florida, Series A (GO)
20,000	5.00%, 07/01/26 (c)	24,530
10,000	5.00%, 07/01/26	12,377
	State of Florida, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,283
25,000	5.00%, 06/01/22 (c)	29,143
10,000	5.00%, 06/01/23	11,936
15,000	5.00%, 06/01/24 (c)	17,858
25,000	5.00%, 06/01/24	30,331

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
	State of Florida, Series C (GO)
$55,000	4.00%, 06/01/22 (c)	$60,537
70,000	5.00%, 06/01/22 (c)	81,897
20,000	5.00%, 06/01/23 (c)	23,606
10,000	5.00%, 06/01/24 (c)	11,905
	State of Florida, Series D (GO)
10,000	4.00%, 06/01/26	11,394
25,000	5.00%, 06/01/22 (c)	29,209
30,000	5.00%, 06/01/22 (c)	34,971
20,000	5.00%, 06/01/25	24,521
10,000	5.00%, 06/01/26 (c)	12,118
	State of Florida, Series E (GO)
15,000	5.00%, 06/01/24	18,198
10,000	5.00%, 06/01/25	12,261
25,000	5.00%, 06/01/26	30,917
	State of Florida, Series F (GO)
15,000	5.00%, 06/01/24	18,198
10,000	5.00%, 06/01/25 (c)	12,070
10,000	5.00%, 06/01/25 (c)	12,152
35,000	5.00%, 06/01/26 (c)	42,414
	Tampa Bay Water, Series A (RB)
20,000	5.00%, 10/01/25 (c)	24,244
15,000	5.00%, 10/01/25	18,299
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
1,500,000	4.00%, 07/01/22 (c)	1,596,300
1,020,000	5.00%, 07/01/22 (c)	1,170,940
10,000	Tohopekaliga Water Authority (RB) 5.00%, 10/01/23	11,883
	Volusia County School Board, Series B (CP)
30,000	5.00%, 08/01/24 (c)	35,354
15,000	5.00%, 08/01/24 (c)	17,842
		68,914,007
Georgia: 2.9%
	Atlanta Airport Passenger Facility, Series A (RB)
80,000	5.00%, 01/01/24 (c)	92,678
730,000	5.00%, 01/01/24 (c)	859,444
	City of Atlanta Department of Aviation, Series A (RB)
25,000	5.00%, 01/01/24 (c)	29,332
15,000	5.00%, 01/01/24 (c)	17,752
25,000	City of Atlanta GA (GO) 4.88%, 12/01/24 (c)	29,933
	City of Atlanta GA Water & Wastewater Revenue (RB)
15,000	5.00%, 05/01/25 (c)	17,560
35,000	5.00%, 05/01/25 (c)	42,205
500,000	City of Atlanta GA Water & Wastewater Revenue, Series B (RB) 5.25%, 11/01/23 (c)	596,155
	City of Atlanta, Public Improvement (GO)
750,000	4.50%, 12/01/24 (c)	859,642
595,000	5.00%, 12/01/24 (c)	704,307
Principal Amount		Value

Georgia: (continued)
	City of Atlanta, Water and Wastewater Revenue (RB)
$3,050,000	5.00%, 05/01/25 (c)	$3,534,736
1,500,000	5.00%, 05/01/25 (c)	1,746,585
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,772,595
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	291,525
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	139,739
25,000	County of Forsyth GA, Series B (GO) 5.00%, 03/01/25 (c)	30,228
50,000	Georgia Housing & Finance Authority, Series A (RB) 3.45%, 12/01/22 (c)	50,468
650,000	Georgia Housing & Finance Authority, Subseries B-1 (RB) 2.90%, 12/01/25 (c)	638,209
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	278,894
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	18,302
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	69,775
1,500,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB) 5.00%, 07/01/26 (c)	1,774,290
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
500,000	5.00%, 07/01/26 (c)	602,220
110,000	5.00%, 07/01/26 (c)	133,493
500,000	5.00%, 07/01/26	614,640
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	312,186
10,000	Metropolitan Atlanta Rapid Transit Authority, Series B (RB) 5.00%, 07/01/26 (c)	11,900
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	570,415
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,270,000	5.00%, 01/01/23 (c)	1,403,375
1,000,000	5.00%, 01/01/23 (c)	1,134,560
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	126,906
170,000	5.00%, 07/01/26 (c)	195,435
1,000,000	5.00%, 07/01/26 (c)	1,158,260

See Notes to Financial Statements

38

Principal Amount		Value

Georgia: (continued)
$400,000	Municipal Electric Authority of Georgia, Series GG (RB) 5.00%, 01/01/23 (c)	$450,444
3,120,000	Municipal Gas Authority of Georgia, Series A (RB) 5.00%, 10/01/23	3,668,215
	Richmond County Hospital Authority (RB)
25,000	5.00%, 07/01/26 (c)	28,719
150,000	5.00%, 07/01/26 (c)	176,897
300,000	Richmond County Hospital Authority, University Health Services, Inc. Project (RB) 3.00%, 07/01/26 (c)	280,299
	State of Georgia, Series A (GO)
1,430,000	2.50%, 02/01/26 (c)	1,268,410
65,000	3.00%, 07/01/22 (c)	65,744
1,000,000	3.00%, 02/01/24 (c)	1,015,890
1,250,000	5.00%, 07/01/22 (c)	1,469,187
1,225,000	5.00%, 07/01/22 (c)	1,436,484
1,000,000	5.00%, 07/01/22 (c)	1,169,930
3,600,000	5.00%, 02/01/25	4,411,692
1,000,000	5.00%, 02/01/26	1,238,640
2,030,000	5.00%, 02/01/26 (c)	2,485,268
2,000,000	5.00%, 02/01/26 (c)	2,413,160
2,100,000	State of Georgia, Series C-1 (GO) 4.00%, 07/01/25	2,421,594
20,000	State of Georgia, Series D (GO) 5.00%, 02/01/23 (c)	23,802
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,224,920
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	44,001
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	568,460
		45,719,500
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,216,551
Hawaii: 1.3%
5,390,000	City & County Honolulu HI Wastewater System Revenue, Series B (RB) 4.00%, 07/01/26 (c)	5,778,565
	City & County of Honolulu HI, Series B (GO)
10,000	5.00%, 11/01/22 (c)	11,667
10,000	5.00%, 10/01/23	11,976
1,015,000	City and County Honolulu, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,197,000
	City and County of Honolulu, Series A (GO)
575,000	5.00%, 11/01/22 (c)	668,236
1,350,000	5.00%, 10/01/25 (c)	1,617,003
Principal Amount		Value

Hawaii: (continued)
	City and County of Honolulu, Series B (GO)
$40,000	5.00%, 11/01/22 (c)	$46,805
760,000	5.00%, 10/01/25 (c)	917,388
1,000,000	5.00%, 10/01/25 (c)	1,214,770
10,000	County of Hawaii HI, Series A (GO) 5.00%, 03/01/26 (c)	11,804
35,000	Honolulu City & County Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	41,231
	State of Hawaii State Highway Fund, Series B (RB)
260,000	5.00%, 07/01/26 (c)	312,681
20,000	5.00%, 07/01/26 (c)	24,400
	State of Hawaii, Series EO (GO)
25,000	5.00%, 08/01/24 (c)	28,831
3,345,000	5.00%, 08/01/24 (c)	4,008,548
3,295,000	5.00%, 08/01/24 (c)	3,863,849
25,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	30,541
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	126,566
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	606,105
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	222,476
10,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	12,208
	State of Hawaii, Series FG (GO)
25,000	5.00%, 10/01/24	30,314
10,000	5.00%, 10/01/26	12,330
	State of Hawaii, Series FH (GO)
500,000	5.00%, 10/01/23	598,805
15,000	5.00%, 10/01/26 (c)	18,183
100,000	University of Hawaii, Series E (RB) 5.00%, 10/01/26 (c)	119,458
		21,531,740
Illinois: 3.9%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,191,175
1,000,000	5.00%, 04/01/23 (c)	1,119,640
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	79,777
1,750,000	5.00%, 01/01/24 (c)	2,008,755
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	570,120
475,000	5.00%, 01/01/25 (c)	535,762
500,000	5.00%, 01/01/25 (c)	558,900
500,000	5.00%, 01/01/25 (c)	570,910
2,500,000	5.25%, 01/01/23 (c)	2,855,050
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	684,144

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
	Chicago O’Hare International Airport, Series B (RB)
$125,000	5.00%, 01/01/25 (c)	$140,355
10,000	5.00%, 01/01/25 (c)	11,345
10,000	5.00%, 01/01/25 (c)	11,665
500,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	594,215
10,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	11,832
55,000	Chicago Park District, Series B (GO) 5.00%, 01/01/24	62,519
	City of Chicago IL, Series A (GO)
1,000,000	5.63%, 01/01/27 (c)	1,020,460
2,110,000	5.63%, 01/01/27 (c)	2,170,810
1,315,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,455,929
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	244,195
70,000	5.00%, 11/01/22 (c)	77,342
910,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	907,179
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
905,000	5.00%, 01/01/24 (c)	968,884
150,000	5.00%, 01/01/24 (c)	161,229
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	504,935
	City of Chicago, Series A (GO)
385,000	5.00%, 01/01/22 (c)	373,581
1,000,000	5.25%, 01/01/24 (c)	1,002,150
1,160,000	5.25%, 01/01/24 (c)	1,158,910
	City of Chicago, Series C (GO)
465,000	5.00%, 01/01/22 (c)	469,975
250,000	5.00%, 01/01/22 (c)	250,190
885,000	5.00%, 01/01/22 (c)	888,593
265,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	294,407
	City of Chicago, Water Revenue, Second Lien (RB)
75,000	3.15%, 11/01/24	75,901
320,000	5.00%, 11/01/22 (c)	344,134
120,000	5.00%, 11/01/24 (c)	131,858
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	225,656
500,000	5.00%, 11/01/26 (c)	553,330
	City of Chicago, Waterworks Revenue, Second Lien (RB)
365,000	4.00%, 11/01/24 (c)	370,198
135,000	5.00%, 11/01/22 (c)	148,296
30,000	5.00%, 11/01/22 (c)	33,566
55,000	5.00%, 11/01/24 (c)	61,667
610,000	5.00%, 11/01/24 (c)	680,498

Principal Amount		Value

Illinois: (continued)
	City of Springfield IL Electric Revenue (RB)
$45,000	5.00%, 03/01/24	$52,511
15,000	5.00%, 03/01/25 (c)	16,593
45,000	5.00%, 03/01/25	52,638
125,000	City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	144,586
	Cook County Community College District No. 508 (GO)
500,000	5.00%, 12/01/23 (c)	525,405
500,000	5.25%, 12/01/23 (c)	550,690
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	249,077
	County of Cook, Series C (GO)
350,000	5.00%, 11/15/22 (c)	388,643
200,000	5.00%, 11/15/22 (c)	224,698
	Illinois Finance Authority (RB)
15,000	4.00%, 06/01/26 (c)	15,263
20,000	4.00%, 06/01/26 (c)	20,212
10,000	5.00%, 07/01/23	11,801
20,000	5.00%, 01/01/24	23,765
20,000	5.00%, 01/01/26 (c)	23,548
30,000	5.00%, 06/01/26 (c)	33,947
250,000	5.00%, 06/01/26 (c)	272,442
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	87,116
150,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	169,085
130,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	151,034
	Illinois Finance Authority, Mercy Health Corp. (RB)
1,000,000	4.00%, 06/01/26 (c)	1,004,520
275,000	5.00%, 12/01/25	319,478
	Illinois Finance Authority, Northwestern University (RB)
55,000	5.00%, 12/01/23	65,758
160,000	5.00%, 12/01/28	197,634
45,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.50%, 05/15/22 (c)	49,365
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	923,359
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
75,000	5.00%, 05/15/25 (c)	84,553
195,000	5.00%, 05/15/25 (c)	224,459
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	157,899
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	193,333

See Notes to Financial Statements

40

Principal Amount		Value

Illinois: (continued)
	Illinois State Toll Highway Authority, Series A (RB)
$240,000	4.00%, 01/01/26 (c)	$252,190
400,000	5.00%, 01/01/23 (c)	453,148
365,000	5.00%, 01/01/26 (c)	417,012
105,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	122,201
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	562,870
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,008,430
10,000	Kane Cook & DuPage Counties School District No U-46 Elgin, Series A (GO) 5.00%, 01/01/24 (c)	11,167
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,260,184
45,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	52,944
190,000	Metropolitan Pier & Exposition Authority, Series B (RB) 5.00%, 06/15/22 (c)	198,974
140,000	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 5.00%, 12/01/26	167,535
	Northern Illinois Municipal Power Agency, Series A (RB)
1,000,000	4.00%, 12/01/26 (c)	1,023,990
20,000	5.00%, 12/01/24	23,417
30,000	5.00%, 12/01/25	35,076
1,250,000	Southwestern Illinois Development Authority (RB) 7.13%, 11/01/23 (c)	1,596,300
	State of Illinois (RB)
1,720,000	3.00%, 06/15/26 (c)	1,564,908
2,250,000	3.50%, 06/01/26 (c)	1,938,127
365,000	3.50%, 06/01/26 (c)	303,092
635,000	4.00%, 08/01/22 (c)	623,589
10,000	4.00%, 06/15/23	11,079
360,000	4.00%, 01/01/26 (c)	327,013
2,050,000	4.00%, 06/01/26 (c)	1,808,161
750,000	4.13%, 11/01/26 (c)	677,145
500,000	4.50%, 02/01/24 (c)	491,905
140,000	5.00%, 03/01/22 (c)	147,213
125,000	5.00%, 03/01/22 (c)	130,488
235,000	5.00%, 08/01/22 (c)	245,892
195,000	5.00%, 06/15/23 (c)	226,689
15,000	5.00%, 06/15/23 (c)	17,160
75,000	5.00%, 06/15/23 (c)	86,306
985,000	5.00%, 08/01/23	1,045,597
1,520,000	5.00%, 02/01/24 (c)	1,593,416
600,000	5.00%, 04/01/24 (c)	620,508
960,000	5.00%, 04/01/24 (c)	977,923
Principal Amount		Value

Illinois: (continued)
$35,000	5.00%, 05/01/24 (c)	$36,402
250,000	5.00%, 05/01/24 (c)	261,858
1,000,000	5.00%, 01/01/26 (c)	1,008,330
1,000,000	5.00%, 01/01/26	1,050,850
1,000,000	5.00%, 06/01/26 (c)	1,042,190
750,000	5.00%, 02/01/27	784,695
1,490,000	5.25%, 07/01/23 (c)	1,545,398
700,000	5.25%, 07/01/23 (c)	720,720
500,000	5.25%, 02/01/24 (c)	511,925
370,000	5.50%, 07/01/23 (c)	392,962
1,290,000	5.50%, 07/01/23 (c)	1,367,916
290,000	5.50%, 07/01/23 (c)	314,354
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	575,355
	State of Illinois, Series A (RB)
500,000	3.00%, 06/15/26 (c)	446,260
100,000	4.00%, 01/01/22 (c)	98,761
250,000	State of Illinois, Series D (RB)
	5.00%, 06/15/26 (c)	292,005
	University of Illinois, Series A (RB)
40,000	3.25%, 04/01/23 (c)	39,648
20,000	4.00%, 04/01/23 (c)	20,540
15,000	5.00%, 04/01/23 (c)	17,093
		62,362,360
Indiana: 0.6%
585,000	Ball State University, Series R (RB)
	5.00%, 07/01/27	713,150
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	501,820
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,593
30,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	31,282
175,000	Indiana Finance Authority, Parkview Health System Obligated Group, Series A (RB) 4.00%, 05/01/22 (c)	192,344
	Indiana Finance Authority, Series B (RB)
15,000	5.00%, 02/01/25	18,249
10,000	5.00%, 02/01/26 (c)	12,145
	Indiana Finance Authority, Series C (RB)
70,000	5.00%, 12/01/24	84,697
1,000,000	5.00%, 12/01/26 (c)	1,218,410
50,000	5.00%, 12/01/26 (c)	61,352
50,000	5.00%, 06/01/28	62,304
3,000,000	5.00%, 06/01/29	3,728,040
	Indiana Finance Authority, Series E (RB)
40,000	5.00%, 02/01/26	49,150
1,000,000	5.00%, 08/01/26 (c)	1,193,330
20,000	5.00%, 08/01/26 (c)	24,511

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Indiana: (continued)
$50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	$58,172
20,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 01/01/25	23,850
15,000	Indiana University, Series W-1 and W-2 (RB) 5.00%, 08/01/24 (c)	18,178
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,810
1,130,000	Lake Central Multi-District School Building Corp., Series B (RB) (SAW) 5.00%, 01/15/23 (c)	1,301,206
10,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	12,181
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	142,360
		9,476,134
Iowa: 0.0%
25,000	State of Iowa (RB) 5.00%, 06/15/26	30,431
	State of Iowa, Series A (RB)
15,000	5.00%, 06/01/23	17,789
15,000	5.00%, 06/01/24	18,066
20,000	5.00%, 06/01/26 (c)	23,984
20,000	5.00%, 06/01/26 (c)	24,219
		114,489
Kansas: 0.7%
540,000	City of Wichita, Kansas, Series 811 (GO) 3.00%, 06/01/23 (c)	549,018
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,523
115,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/23 (c)	133,377
	Kansas Development Finance Authority, Series A (RB)
30,000	5.00%, 05/15/22 (c)	33,677
45,000	5.00%, 05/01/23 (c)	52,314
	Kansas Development Finance Authority, Series G (RB)
305,000	5.00%, 04/01/23 (c)	354,291
80,000	5.00%, 04/01/23 (c)	91,921
10,000	5.00%, 04/01/23 (c)	11,562
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
105,000	5.00%, 05/01/23 (c)	122,775
1,035,000	5.00%, 05/01/23 (c)	1,198,178
	State of Kansas Department of Transportation, Series A (RB)
25,000	5.00%, 09/01/23	29,929
40,000	5.00%, 09/01/24	48,505
Principal Amount		Value

Kansas: (continued)
	State of Kansas Department of Transportation, Series B (RB)
$1,000,000	5.00%, 09/01/25 (c)	$1,172,910
150,000	5.00%, 09/01/25 (c)	182,178
710,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/24 (c)	853,420
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
1,550,000	5.00%, 09/01/25 (c)	1,846,065
765,000	5.00%, 09/01/25 (c)	916,218
1,595,000	5.00%, 09/01/25 (c)	1,950,765
570,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	671,454
1,410,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,605,891
		11,852,971
Kentucky: 1.1%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	517,689
360,000	5.00%, 10/01/23 (c)	415,768
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	142,449
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
760,000	5.00%, 08/01/23	882,535
55,000	5.00%, 08/01/24	64,336
420,000	5.00%, 08/01/25	491,971
95,000	5.00%, 08/01/26	111,746
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
200,000	5.00%, 11/01/26 (c)	234,096
300,000	5.00%, 11/01/26	353,595
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	292,420
360,000	5.00%, 09/01/24 (c)	423,335
2,260,000	5.00%, 09/01/24 (c)	2,649,308
780,000	5.25%, 09/01/23	923,840
1,000,000	5.25%, 09/01/23 (c)	1,179,860
1,000,000	5.25%, 09/01/23 (c)	1,173,410
	Kentucky Asset Liability Commission, Series A (RB)
10,000	5.00%, 09/01/24	11,833
10,000	5.00%, 09/01/25 (c)	11,762
40,000	5.00%, 09/01/25	47,674

See Notes to Financial Statements

42

Principal Amount		Value

Kentucky: (continued)
$750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	$884,707
40,000	Kentucky Municipal Power Agency, Series A (RB) 5.00%, 09/01/25 (c)	46,624
	Kentucky Turnpike Authority, Series A (RB)
10,000	5.00%, 07/01/23 (c)	11,731
20,000	5.00%, 07/01/24	23,910
20,000	5.00%, 07/01/26 (c)	23,392
65,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/25	77,615
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	101,568
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
	5.00%, 06/01/22 (c)	240,359
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
10,000	5.00%, 10/01/26 (c)	11,177
70,000	5.00%, 10/01/26 (c)	78,774
15,000	5.00%, 10/01/26 (c)	17,100
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	23,473
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	74,550
50,000	5.00%, 07/01/22 (c)	57,851
660,000	5.00%, 07/01/23 (c)	763,858
500,000	5.00%, 07/01/23 (c)	578,055
125,000	5.00%, 07/01/23 (c)	145,295
1,015,000	5.00%, 07/01/23 (c)	1,188,088
620,000	5.00%, 07/01/23 (c)	719,107
80,000	5.00%, 07/01/25	95,526
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	59,905
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,367,860
		17,518,152
Louisiana: 1.4%
270,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	314,698
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	283,390
1,800,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,802,682
Principal Amount		Value

Louisiana: (continued)
$190,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	$215,846
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,040,000	5.00%, 06/01/24 (c)	1,210,612
2,410,000	5.00%, 06/01/24 (c)	2,817,314
1,685,000	5.00%, 06/01/24 (c)	1,976,960
1,195,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,363,842
2,075,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	2,475,330
	Louisiana State, Series A (GO)
1,625,000	4.00%, 02/01/24 (c)	1,735,776
250,000	5.00%, 02/01/24 (c)	293,987
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,164,570
50,000	State of Louisiana Gasoline & Fuels Tax Revenue, Series A-1 (RB) 5.00%, 05/01/22 (c)	58,308
	State of Louisiana Gasoline & Fuels Tax Revenue, Series B (RB)
15,000	5.00%, 05/01/25 (c)	17,846
100,000	5.00%, 05/01/25	120,586
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
85,000	5.00%, 05/01/22 (c)	98,191
120,000	5.00%, 05/01/22 (c)	138,872
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,331,580
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	149,823
75,000	5.00%, 02/01/23	87,461
1,200,000	5.00%, 02/01/24 (c)	1,388,316
10,000	5.00%, 06/15/24 (c)	11,959
15,000	5.00%, 06/15/24 (c)	17,188
1,140,000	5.00%, 04/01/27 (c)	1,333,127
	State of Louisiana, Series C (GO)
75,000	5.00%, 07/15/22 (c)	87,266
695,000	5.00%, 08/01/24 (c)	815,485
500,000	State of Louisiana, Series D-1 (GO)
	5.00%, 12/01/24 (c)	589,195
		22,900,210
Maine: 0.1%
800,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	825,608
	Maine Turnpike Authority (RB)
40,000	5.00%, 07/01/25 (c)	47,665
65,000	5.00%, 07/01/25 (c)	77,615
		950,888

See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Maryland: 2.1%
$75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	$87,893
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	78,278
	County of Anne Arundel MD (GO)
25,000	5.00%, 04/01/23	29,776
30,000	5.00%, 04/01/25 (c)	36,213
610,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	745,774
10,000	County of Baltimore MD (GO) 2.00%, 08/01/22 (c)	10,150
	County of Baltimore, Maryland (GO)
1,050,000	3.00%, 08/01/22 (c)	1,075,105
75,000	3.00%, 02/01/24 (c)	77,880
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	554,106
1,030,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,044,760
20,000	County of Montgomery MD, Series A (GO) 5.00%, 12/01/24 (c)	24,152
	County of Montgomery MD, Series B (GO)
10,000	5.00%, 11/01/24 (c)	12,210
20,000	5.00%, 11/01/23	24,097
2,000,000	County of Montgomery, Maryland, Series A (GO) 5.00%, 11/01/24 (c)	2,404,860
3,000,000	County of Montgomery, Maryland, Series B (GO) 5.00%, 11/01/24 (c)	3,644,430
	County of Montgomery, Series B (GO)
1,275,000	4.00%, 12/01/23 (c)	1,438,123
250,000	5.00%, 11/01/23	301,207
	County of Prince George’s MD, Series A (GO)
10,000	5.00%, 09/01/23	12,012
45,000	5.00%, 07/01/24	54,769
15,000	Maryland Economic Development Corp. (RB) (AGM) 5.00%, 06/01/26 (c)	17,629
1,230,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,423,786
400,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	460,540
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,271,750
Principal
Amount		Value

Maryland: (continued)
$300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	$336,669
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,750,860
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	293,682
250,000	5.00%, 05/01/26 (c)	288,732
250,000	5.00%, 05/01/26 (c)	295,645
165,000	5.00%, 05/01/26	200,264
20,000	5.00%, 05/01/26 (c)	24,005
410,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	410,492
20,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/24 (c)	23,671
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	155,264
445,000	4.00%, 09/01/24 (c)	498,284
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	263,076
	State of Maryland (GO)
40,000	5.00%, 06/01/23	47,872
365,000	5.00%, 06/01/24 (c)	438,526
	State of Maryland Department of Transportation (RB)
25,000	5.00%, 11/01/23	30,104
50,000	5.00%, 12/15/23	60,353
255,000	5.00%, 11/01/24 (c)	307,800
1,000,000	State of Maryland, Department of Transportation (RB) 3.00%, 11/01/24 (c)	1,003,340
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	436,292
1,000,000	State of Maryland, First Series (GO) 3.00%, 06/01/24 (c)	986,400
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	249,465
105,000	4.00%, 03/01/23 (c)	116,008
1,300,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,428,622
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,367,586
1,000,000	State of Maryland, Series A (GO) 5.00%, 03/15/25	1,225,500
10,000	State of Maryland, Series C (GO) 5.00%, 08/01/23	12,006

See Notes to Financial Statements

44

Principal
Amount		Value

Maryland: (continued)
$20,000	University System of Maryland, Series A (RB) 5.00%, 04/01/24 (c)	$23,855
	Washington Suburban Sanitary Commission (GO)
10,000	3.00%, 06/01/22 (c)	10,431
25,000	4.00%, 06/01/23	28,415
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	511,220
1,575,000	3.00%, 06/01/24 (c)	1,620,612
1,805,000	3.00%, 06/01/24 (c)	1,857,273
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,653,241
		32,785,065
Massachusetts: 3.2%
10,000	City of Boston MA, Series A (GO) 5.00%, 04/01/25	12,267
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	329,658
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,652,441
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A (RB)
20,000	5.00%, 06/15/23 (c)	23,665
50,000	5.00%, 06/15/24 (c)	59,830
	Commonwealth of Massachusetts Transportation Fund Revenue, Series A (RB)
30,000	3.00%, 06/01/21 (c)	30,707
35,000	5.00%, 06/01/23	41,866
20,000	5.00%, 06/01/24	24,324
15,000	5.00%, 06/01/24	18,243
15,000	5.00%, 06/01/25	18,391
10,000	5.00%, 06/01/25 (c)	12,004
10,000	5.00%, 06/01/25 (c)	11,907
10,000	5.00%, 06/01/26 (c)	12,283
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/15/24 (c)	1,190,750
690,000	5.00%, 06/15/24 (c)	831,229
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
835,000	3.00%, 07/01/22 (c)	842,557
515,000	4.00%, 07/01/22 (c)	550,885
1,075,000	5.00%, 07/01/22 (c)	1,253,020
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	117,067
	Commonwealth of Massachusetts, Series A (GO)
340,000	3.00%, 03/01/24 (c)	326,679
10,000	4.00%, 12/01/21 (c)	10,636
10,000	5.00%, 07/01/23	11,935
850,000	5.00%, 03/01/24 (c)	976,267
Principal
Amount		Value

Massachusetts: (continued)
$160,000	5.00%, 07/01/25 (c)	$188,454
1,260,000	5.00%, 07/01/25 (c)	1,492,218
105,000	5.00%, 07/01/25	127,990
1,000,000	5.00%, 03/01/26	1,222,620
275,000	5.00%, 07/01/26 (c)	332,725
1,000,000	5.00%, 07/01/26	1,227,410
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	710,784
10,000	5.00%, 07/01/26 (c)	12,008
	Commonwealth of Massachusetts, Series C (GO)
1,270,000	4.00%, 07/01/22 (c)	1,344,600
15,000	5.00%, 07/01/22 (c)	17,476
700,000	5.00%, 10/01/24	849,877
2,325,000	5.00%, 08/01/25	2,836,849
	Commonwealth of Massachusetts, Series E (GO)
85,000	5.00%, 09/01/22 (c)	99,464
40,000	5.00%, 09/01/22 (c)	46,673
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	505,060
920,000	5.00%, 11/01/22 (c)	1,078,617
1,320,000	5.00%, 11/01/22 (c)	1,543,806
885,000	5.00%, 11/01/22 (c)	1,043,689
500,000	Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/26 (c)	588,165
	Massachusetts Bay Transportation Authority, Series A (RB)
2,300,000	2.00%, 07/01/26 (c)	2,100,084
2,000,000	2.47%, 07/01/26 (c) ^	1,279,980
1,020,000	2.60%, 07/01/26 (c) ^	592,957
950,000	2.37%, 07/01/26 (c) ^	636,528
10,000	5.00%, 07/01/24	12,133
40,000	5.00%, 07/01/24 (c)	47,703
20,000	5.00%, 07/01/25	24,446
1,315,000	Massachusetts Bay Transportation Authority, Series B (RB) 4.00%, 07/01/25 (c)	1,392,901
30,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	36,176
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	594,160
1,100,000	5.00%, 02/01/26 (c)	1,315,721
940,000	5.00%, 02/01/26 (c)	1,139,139
	Massachusetts Clean Water Trust, Subseries 16B (RB)
5,000	5.00%, 08/01/20 (c)	5,594
15,000	5.00%, 08/01/20 (c)	16,798
40,000	5.00%, 08/01/20 (c)	44,795
	Massachusetts Development Finance Agency, Series A (RB)
15,000	5.00%, 07/15/23	18,038
700,000	5.00%, 07/15/26 (c)	866,362

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Massachusetts: (continued)
$100,000	Massachusetts Development Finance Agency, Series F (RB) 5.00%, 08/15/24	$119,265
	Massachusetts Development Finance Agency, Series I (RB)
500,000	3.00%, 07/01/26 (c)	465,725
145,000	5.00%, 07/01/26 (c)	170,487
	Massachusetts Development Finance Agency, Series Q (RB)
300,000	5.00%, 07/01/26 (c)	346,437
10,000	5.00%, 07/01/26 (c)	11,855
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	130,303
25,000	Massachusetts Port Authority, Series C (RB) 5.00%, 07/01/24 (c)	29,596
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	581,375
1,375,000	5.00%, 08/15/22 (c)	1,602,562
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,230,000	5.00%, 08/15/22 (c)	1,417,427
1,250,000	5.00%, 08/15/22 (c)	1,443,875
1,000,000	5.00%, 01/15/25 (c)	1,184,850
15,000	Massachusetts School Building Authority, Series A (RB) 5.00%, 08/15/22 (c)	17,524
	Massachusetts School Building Authority, Series B (RB)
10,000	5.00%, 11/15/24	12,182
10,000	5.00%, 01/15/25	12,139
	Massachusetts School Building Authority, Series C (RB)
15,000	5.00%, 08/15/25	18,342
35,000	5.00%, 11/15/26 (c)	41,147
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,112,680
500,000	5.00%, 05/01/25 (c)	578,690
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	639,234
575,000	5.00%, 06/01/23	687,792
	Massachusetts Water Pollution Abatement Trust (RB)
810,000	5.00%, 08/01/24 (c)	968,274
450,000	5.00%, 08/01/24	547,042
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,416
655,000	5.00%, 08/01/26 (c)	777,492
10,000	5.00%, 08/01/26 (c)	12,181
	Massachusetts Water Resources Authority, Series F (RB)
35,000	5.00%, 08/01/24 (c)	42,021
1,500,000	5.00%, 08/01/24	1,816,665
Principal
Amount		Value

Massachusetts: (continued)
$100,000	The Massachusetts Clean Water Trust, Series 16, Subseries 16A (RB) 3.25%, 08/01/20 (c)	$101,415
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	882,548
1,000,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,207,950
		50,741,102
Michigan: 1.1%
250,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	289,090
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	470,396
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	79,511
	Great Lakes Water Authority Sewage Disposal System Revenue, Series B (RB)
250,000	5.00%, 07/01/26 (c)	282,090
500,000	5.00%, 07/01/26 (c)	570,530
500,000	5.00%, 07/01/26 (c)	573,950
	Great Lakes Water Authority Sewage Disposal System Revenue, Series C (RB)
250,000	5.00%, 07/01/26 (c)	280,205
250,000	5.00%, 07/01/26 (c)	281,877
	Great Lakes Water Authority Water Supply System Revenue, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,128,360
30,000	5.00%, 07/01/26 (c)	34,540
	Michigan Finance Authority (RB)
25,000	5.00%, 11/15/26	29,666
30,000	5.00%, 06/01/27 (c)	34,844
250,000	5.50%, 06/01/25 (c)	301,702
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,196,753
50,000	5.00%, 08/01/24 (c)	56,955
1,500,000	5.00%, 08/01/24 (c)	1,743,780
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,076,774
110,000	5.00%, 07/01/24 (c)	127,456
20,000	5.00%, 07/01/24	23,416

See Notes to Financial Statements

46

Principal
Amount		Value

Michigan: (continued)
$1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	$1,632,584
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	281,080
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	116,555
	Michigan Finance Authority, Series B (RB)
80,000	5.00%, 10/01/25	97,801
40,000	5.00%, 10/01/26	49,358
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	561,500
250,000	5.00%, 07/01/25 (c)	282,470
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	847,537
405,000	5.00%, 07/01/24 (c)	459,906
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	100,940
1,190,000	5.50%, 06/01/25 (c)	1,457,441
	Michigan State Building Authority, Series 1-A (RB)
45,000	5.00%, 10/15/23 (c)	52,685
50,000	5.00%, 10/15/23	59,234
	Michigan State Building Authority, Series I (RB)
25,000	5.00%, 04/15/23	29,387
10,000	5.00%, 10/15/25 (c)	11,556
15,000	5.00%, 10/15/25 (c)	17,128
50,000	5.00%, 10/15/25 (c)	58,472
15,000	5.00%, 10/15/25 (c)	17,443
20,000	5.00%, 10/15/26 (c)	23,234
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	56,128
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,180,190
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	88,505
85,000	5.00%, 03/01/24 (c)	96,150
135,000	5.00%, 03/01/24 (c)	156,979
	State of Michigan (RB)
40,000	5.00%, 03/15/24	47,268
90,000	5.00%, 03/15/26	107,713
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	334,012
500,000	5.00%, 12/01/25 (c)	598,945
10,000	5.00%, 12/01/25 (c)	12,022
15,000	State of Michigan, Series B (GO) 5.00%, 11/01/24	18,234
		18,434,352
Principal
Amount		Value

Minnesota: 1.0%
	County of Hennepin MN Sales Tax Revenue, Series A (RB)
$10,000	5.00%, 12/15/23 (c)	$11,912
55,000	5.00%, 12/15/24	67,167
20,000	Housing & Redevelopment Authority of The City of St Paul Minnesota, Series A (RB) 5.00%, 07/01/25 (c)	22,985
500,000	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/27 (c)	598,145
20,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	23,479
	Minneapolis-St Paul Metropolitan Airports Commission, Series A and B (RB)
10,000	5.00%, 01/01/24	11,917
10,000	5.00%, 01/01/27 (c)	12,057
	Minnesota Public Facilities Authority, Series B (RB)
720,000	3.00%, 03/01/24	776,225
500,000	3.00%, 03/01/25	536,430
750,000	Minnesota State, General Fund Appropriation, Series B (RB) 5.00%, 03/01/22 (c)	862,357
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,181,690
	State of Minnesota, Series A (RB)
10,000	5.00%, 06/01/23 (c)	11,740
10,000	5.00%, 06/01/23	11,904
	State of Minnesota, Series B (GO)
35,000	4.00%, 08/01/26	40,497
15,000	5.00%, 08/01/24	18,246
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	577,611
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,615,000	2.25%, 08/01/26 (c)	2,241,813
395,000	3.00%, 08/01/24 (c)	404,835
225,000	4.00%, 08/01/24 (c)	254,392
1,000,000	4.00%, 08/01/24 (c)	1,117,770
585,000	4.00%, 08/01/26 (c)	670,000
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
50,000	3.00%, 08/01/24 (c)	52,562
570,000	3.00%, 08/01/24	616,255
1,050,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	1,135,522
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,414,383
	State of Minnesota, Various Purpose, Series D (GO)
1,000,000	2.25%, 08/01/26 (c)	905,330
25,000	3.50%, 10/01/23 (c)	26,427
500,000	5.00%, 10/01/23	600,825

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Minnesota: (continued)
$985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	$1,099,201
		15,303,677
Mississippi: 0.4%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,133,430
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	537,903
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
170,000	5.00%, 01/01/22 (c)	192,748
50,000	5.00%, 01/01/22 (c)	56,834
100,000	5.00%, 01/01/22 (c)	113,667
	Mississippi Development Bank, Series C (RB)
125,000	5.00%, 01/01/26	148,875
70,000	5.00%, 08/01/27	83,837
25,000	State of Mississippi, Series B (GO) 5.00%, 12/01/26 (c)	29,824
	State of Mississippi, Series C (GO)
1,660,000	5.00%, 10/01/24	2,005,230
835,000	5.00%, 10/01/25	1,017,197
750,000	5.00%, 10/01/25 (c)	905,955
35,000	State of Mississippi, Series F (GO) 5.00%, 11/01/25 (c)	40,987
		6,266,487
Missouri: 0.8%
570,000	City of Kansas City MO Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	677,080
630,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	597,725
	County of Jackson MO (RB)
10,000	5.00%, 12/01/24 (c)	11,633
50,000	5.00%, 12/01/24 (c)	58,996
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	207,093
300,000	5.00%, 11/01/24 (c)	362,118
250,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	296,442
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,089,456
500,000	5.00%, 06/01/24 (c)	582,735
1,000,000	5.00%, 06/01/24 (c)	1,128,700
Principal
Amount		Value

Missouri: (continued)
$490,000	Metropolitan St Louis Sewer District, Series B (RB) 5.00%, 05/01/25 (c)	$573,236
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
670,000	5.00%, 05/01/22 (c)	778,580
95,000	5.00%, 05/01/22 (c)	110,495
1,000,000	5.00%, 05/01/25 (c)	1,176,180
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,010,000	5.00%, 05/01/24	1,224,473
500,000	5.00%, 05/01/24 (c)	599,620
500,000	5.00%, 05/01/26	616,435
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	330,783
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	755,302
350,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	403,945
10,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 5.00%, 01/01/24 (c)	11,545
	Missouri State Board of Public Buildings, Series A (RB)
1,020,000	2.50%, 10/01/20 (c)	1,025,314
10,000	3.00%, 10/01/20 (c)	10,189
55,000	4.00%, 10/01/20 (c)	59,421
500,000	4.00%, 04/01/24 (c)	559,785
40,000	Missouri State Environmental Improvement & Energy Resources Authority, Series B (RB) 5.00%, 07/01/25 (c)	48,892
15,000	Springfield School District No R-12, Series B (GO) (SAW) 5.00%, 03/01/24	18,060
		13,314,233
Montana: 0.0%
200,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	197,444
Nebraska: 0.5%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	27,704
10,000	City of Lincoln NE Electric System Revenue (RB) 5.00%, 03/01/27 (c)	12,313
250,000	City of Lincoln, Nebraska Electric System Revenue (RB) 3.25%, 09/01/22 (c)	249,425

See Notes to Financial Statements

48

Principal
Amount		Value

Nebraska: (continued)
	Douglas County School District No. 0001 (GO)
$160,000	3.00%, 12/15/24 (c)	$159,008
1,000,000	5.00%, 06/15/24	1,218,800
250,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	246,980
10,000	Nebraska Public Power District (RB) 5.00%, 01/01/25	12,011
	Nebraska Public Power District, Series A-1 (RB)
35,000	5.00%, 01/01/24	41,758
10,000	5.00%, 01/01/25 (c)	11,537
80,000	5.00%, 01/01/25 (c)	90,758
10,000	5.00%, 01/01/25	11,987
20,000	5.00%, 01/01/25 (c)	23,711
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	128,161
1,080,000	5.00%, 02/01/24 (c)	1,270,771
1,175,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,376,148
45,000	Omaha Public Power District, Series A (RB) 4.00%, 02/01/22 (c)	47,794
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,590,000	3.00%, 07/01/26 (c)	1,462,116
505,000	5.00%, 01/01/24	586,381
1,400,000	5.00%, 01/01/25 (c)	1,596,490
		8,573,853
Nevada: 1.3%
500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	600,645
1,000,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	1,174,900
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	265,633
1,950,000	4.00%, 11/01/26 (c)	2,085,096
15,000	5.00%, 06/15/24	17,916
850,000	5.00%, 11/01/26	1,043,936
1,420,000	Clark County School District, Series C (GO) 5.00%, 06/15/25	1,698,874
	Clark County School District, Series D (GO)
250,000	4.00%, 12/15/25 (c)	263,408
1,700,000	5.00%, 06/15/24	2,030,480
25,000	5.00%, 06/15/25	29,910
30,000	5.00%, 12/15/25 (c)	35,627
500,000	5.00%, 12/15/25 (c)	583,265
	Clark County Water Reclamation District (GO)
30,000	5.00%, 07/01/23	35,728
20,000	5.00%, 07/01/26	24,641
Principal
Amount		Value

Nevada: (continued)
$85,000	Clark County, Motor Vehicle Fuel Tax (RB) 5.00%, 07/01/23	$100,359
	County of Clark NV (GO)
50,000	4.00%, 06/01/22 (c)	53,236
30,000	4.00%, 06/01/22 (c)	32,163
890,000	4.00%, 05/01/25 (c)	937,944
10,000	5.00%, 11/01/24	12,102
	County of Clark NV, Series A (GO)
25,000	5.00%, 11/01/23	29,951
10,000	5.00%, 11/01/24	12,102
	County of Clark NV, Series B (GO)
10,000	5.00%, 11/01/24	12,102
250,000	5.00%, 11/01/26 (c)	298,105
	County of Clark, Flood Control (GO)
125,000	5.00%, 11/01/23	149,753
1,090,000	5.00%, 05/01/25 (c)	1,266,634
420,000	5.00%, 05/01/25 (c)	495,327
	County of Clark, Series A (GO)
100,000	5.00%, 11/01/25	121,759
500,000	5.00%, 05/01/26 (c)	608,670
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	529,370
10,000	5.00%, 06/01/24	12,088
60,000	5.00%, 06/01/26 (c)	72,820
	Las Vegas Valley Water District, Series B (GO)
100,000	5.00%, 06/01/22 (c)	114,415
200,000	5.00%, 06/01/22 (c)	230,712
	State of Nevada Highway Improvement Revenue (RB)
1,000,000	4.00%, 06/01/27 (c)	1,064,880
20,000	5.00%, 12/01/25	24,478
1,000,000	5.00%, 06/01/26 (c)	1,216,390
255,000	5.00%, 06/01/26 (c)	308,326
15,000	5.00%, 06/01/26 (c)	18,411
750,000	5.00%, 06/01/27 (c)	907,185
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	920,892
225,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	269,782
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	416,770
10,000	5.00%, 07/01/26 (c)	11,873
		20,138,658
New Hampshire: 0.1%
	State of New Hampshire, Series A (GO)
45,000	5.00%, 03/01/25 (c)	54,446
1,000,000	5.00%, 03/01/25	1,216,350
		1,270,796

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: 3.5%
$800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	$880,992
30,000	County of Bergen NJ (GO) 4.00%, 10/15/23	34,316
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB) 4.00%, 11/01/22 (c)	1,054,980
	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB)
420,000	3.00%, 06/15/23	410,781
550,000	5.00%, 06/15/24	594,715
145,000	5.00%, 06/15/25	160,463
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	1,054,470
725,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series BBB (RB) 4.75%, 12/15/26 (c)	732,214
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
980,000	5.00%, 03/01/22 (c)	1,014,751
500,000	5.00%, 03/01/22 (c)	522,845
735,000	5.00%, 03/01/22 (c)	770,883
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,320,000	5.00%, 03/01/23 (c)	1,341,239
1,475,000	5.00%, 03/01/23 (c)	1,529,177
755,000	5.00%, 03/01/23 (c)	787,480
810,000	5.00%, 03/01/23 (c)	853,416
1,200,000	5.00%, 03/01/23 (c)	1,256,688
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
200,000	5.00%, 06/15/24 (c)	204,312
1,000,000	5.00%, 06/15/24 (c)	1,039,990
1,350,000	5.00%, 06/15/24 (c)	1,408,185
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,115,000	5.00%, 06/15/24 (c)	1,152,007
495,000	5.00%, 06/15/24 (c)	514,795
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
2,375,000	5.00%, 06/15/23	2,533,151
335,000	5.00%, 06/15/24	357,693
Principal Amount		Value

New Jersey: (continued)
$1,460,000	New Jersey Economic Development Authority, Series A (RB) 4.00%, 11/01/27	$1,456,277
220,000	New Jersey Economic Development Authority, Series WW (RB) 5.25%, 06/15/25 (c)	231,103
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,042,900
150,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24	160,916
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
465,000	5.00%, 06/15/23	499,382
230,000	5.00%, 06/15/24 (c)	236,222
500,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	602,935
	New Jersey Environmental Infrastructure Trust, Series A-R (RB)
500,000	4.00%, 09/01/23	569,995
25,000	4.00%, 09/01/24	28,741
10,000	4.00%, 09/01/25	11,510
10,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/25	12,056
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,260,496
1,500,000	4.00%, 07/01/26 (c)	1,528,785
250,000	5.00%, 07/01/22 (c)	280,207
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	218,292
880,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.00%, 07/01/26 (c)	808,984
15,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/26 (c)	17,296
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	81,330
	New Jersey State Turnpike Authority, Series A (RB)
580,000	5.00%, 07/01/22 (c)	671,692
900,000	5.00%, 07/01/22 (c)	1,018,530
400,000	5.00%, 07/01/22 (c)	456,028
750,000	5.00%, 07/01/24 (c)	872,220
640,000	5.00%, 07/01/24 (c)	749,325

See Notes to Financial Statements

50

Principal Amount		Value

New Jersey: (continued)
	New Jersey State Turnpike Authority, Series B (RB)
$345,000	5.00%, 01/01/23 (c)	$396,936
1,000,000	5.00%, 01/01/23 (c)	1,154,580
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
1,600,000	5.00%, 06/15/18 (c)	1,633,584
925,000	5.00%, 06/15/18 (c)	949,975
750,000	5.00%, 06/15/26 (c)	810,360
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,000,000	5.00%, 06/15/22 (c)	1,060,530
1,095,000	5.00%, 06/15/22 (c)	1,136,949
1,200,000	5.00%, 06/15/22 (c)	1,288,848
750,000	5.00%, 06/15/23 (c)	787,815
200,000	5.00%, 06/15/23 (c)	208,982
1,300,000	5.00%, 06/15/23 (c)	1,380,730
1,275,000	5.25%, 06/15/23 (c)	1,335,983
335,000	5.25%, 06/15/25 (c)	356,594
300,000	5.25%, 06/15/25 (c)	321,462
	New Jersey Transportation Trust Fund Authority, Subseries A-1, Subseries A-2 (RB)
555,000	5.00%, 06/15/18 (c)	567,143
1,000,000	5.00%, 06/15/24	1,080,650
	New Jersey Turnpike Authority, Series A (RB)
25,000	5.00%, 07/01/22 (c)	27,905
305,000	5.00%, 07/01/22 (c)	342,009
20,000	5.00%, 07/01/22 (c)	22,697
1,500,000	5.00%, 07/01/24 (c)	1,706,475
800,000	5.00%, 07/01/24 (c)	904,592
1,000,000	5.00%, 07/01/24 (c)	1,143,220
55,000	5.00%, 07/01/24 (c)	63,572
250,000	5.00%, 07/01/24 (c)	286,502
375,000	5.00%, 01/01/26 (c)	426,911
20,000	5.00%, 01/01/26 (c)	22,997
70,000	5.00%, 01/01/26 (c)	80,953
	New Jersey Turnpike Authority, Series B (RB)
130,000	5.00%, 01/01/23 (c)	148,750
90,000	5.00%, 01/01/23 (c)	104,695
100,000	5.00%, 01/01/23 (c)	113,853
45,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/25	53,802
	New Jersey Turnpike Authority, Series E (RB)
25,000	5.00%, 01/01/25 (c)	28,454
260,000	5.00%, 01/01/25 (c)	297,835
25,000	New Jersey Turnpike Authority, Series F (RB) 5.00%, 01/01/23 (c)	28,322
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	22,530
	Rutgers The State University of New Jersey, Series J (RB)
70,000	5.00%, 05/01/23 (c)	82,413
30,000	5.00%, 05/01/23 (c)	33,725
Principal Amount		Value

New Jersey: (continued)
$700,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	$772,786
525,000	State of New Jersey, Series T (GO) 5.00%, 06/01/23	593,512
85,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/25 (c)	97,441
625,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/27	714,869
155,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	175,066
		55,791,772
New Mexico: 0.4%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,349,809
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	653,179
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	76,911
275,000	Albuquerque Municipal School District No 12 (GO) (SAW) 5.00%, 08/01/26	338,566
15,000	New Mexico Finance Authority (RB) 4.00%, 06/15/22 (c)	16,614
395,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 4.00%, 06/15/22 (c)	435,460
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,742,155
10,000	State of New Mexico (GO) 5.00%, 03/01/24	12,133
100,000	State of New Mexico Severance Tax Permanent Fund, Series A (RB) 5.00%, 07/01/25	121,643
20,000	State of New Mexico Severance Tax Permanent Fund, Series B (RB) 4.00%, 07/01/23	22,630
		6,769,100
New York: 15.0%
	Battery Park City Authority, Series A (RB)
300,000	5.00%, 11/01/23	362,886
25,000	5.00%, 11/01/23 (c)	29,697
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,014,143
500,000	5.00%, 01/15/27 (c)	571,380

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	$5,834
15,000	City of New York NY, Series 1 (GO) 5.00%, 08/01/23	17,862
	City of New York NY, Series A (GO)
45,000	5.00%, 08/01/24 (c)	52,834
15,000	5.00%, 08/01/24 (c)	17,875
	City of New York NY, Series B (GO)
20,000	5.00%, 08/01/22 (c)	23,134
60,000	5.00%, 08/01/22 (c)	68,853
385,000	City of New York NY, Series B, Subseries B-1 (GO) 5.00%, 12/01/26 (c)	457,854
	City of New York NY, Series C (GO)
735,000	5.00%, 08/01/26	899,390
225,000	5.00%, 02/01/27 (c)	272,938
	City of New York NY, Series C and D (GO)
1,000,000	5.00%, 02/01/26 (c)	1,213,620
400,000	5.00%, 02/01/26 (c)	473,608
20,000	5.00%, 02/01/26 (c)	24,061
50,000	City of New York NY, Series D, Subseries D-1 (GO) 5.00%, 08/01/23 (c)	58,859
	City of New York NY, Series E (GO)
35,000	5.00%, 02/01/23 (c)	40,836
10,000	5.00%, 08/01/23	11,908
15,000	5.00%, 08/01/23 (c)	17,438
15,000	City of New York NY, Series H (GO) 5.00%, 08/01/23	17,862
10,000	City of New York NY, Series J (GO) 5.00%, 08/01/24 (c)	11,604
610,000	City of New York, New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	726,601
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	55,723
250,000	5.00%, 08/01/22 (c)	288,775
750,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	868,417
1,725,000	City of New York, New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	2,036,190
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	58,092
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,517,377
1,115,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,319,034
145,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	171,534
Principal Amount		Value

New York: (continued)
$1,225,000	City of New York, New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	$1,421,098
	City of New York, New York, Series J (GO)
1,290,000	5.00%, 08/01/23 (c)	1,522,716
645,000	5.00%, 08/01/23	768,053
2,145,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	2,540,366
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,667,848
100,000	5.00%, 08/01/22 (c)	115,348
1,000,000	5.00%, 08/01/22 (c)	1,155,640
100,000	City of New York, Series D (GO) 5.00%, 02/01/23 (c)	116,083
	City of New York, Series E (GO)
450,000	5.00%, 02/01/23 (c)	526,099
540,000	5.00%, 08/01/26 (c)	639,533
550,000	5.00%, 08/01/26	673,013
1,425,000	City of New York, Series H (GO) 5.00%, 08/01/23 (c)	1,682,070
1,000,000	City of New York, Series I (GO) 5.00%, 08/01/22 (c)	1,153,480
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	226,377
	City of New York, Subseries F-1 (GO)
630,000	5.00%, 03/01/23 (c)	728,960
1,300,000	5.00%, 03/01/23 (c)	1,527,565
60,000	County of Nassau NY, Series B (GO) 5.00%, 10/01/25	71,816
1,300,000	County of Nassau, Series A (GO) 5.00%, 04/01/24 (c)	1,498,835
	County of Nassau, Series B (GO)
500,000	5.00%, 10/01/23	590,485
645,000	5.00%, 04/01/24 (c)	743,653
1,070,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	1,245,897
25,000	County of Westchester NY, Series B (GO) 5.00%, 11/15/24	30,731
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	290,157
100,000	5.00%, 07/01/26 (c)	113,596
500,000	5.00%, 07/01/26 (c)	561,660
300,000	5.00%, 07/01/26 (c)	342,828
275,000	5.00%, 07/01/26 (c)	318,521
1,000,000	5.00%, 07/01/26	1,189,100
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
250,000	5.00%, 05/01/22 (c)	288,955
725,000	5.00%, 11/01/25 (c)	871,544
100,000	Housing Development Corp./NY, Series K-1-A (RB) 3.40%, 05/01/22 (c)	101,309

See Notes to Financial Statements

52

Principal Amount		Value

New York: (continued)
$950,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22 (c)	$1,096,442
30,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	35,819
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	508,175
50,000	3.48%, 11/15/32 ^	29,571
2,565,000	3.59%, 11/15/30 ^	1,662,505
250,000	4.00%, 11/15/26 (c)	262,958
10,000	4.00%, 11/15/26	11,476
15,000	5.00%, 11/15/22 (c)	17,560
10,000	5.00%, 11/15/22 (c)	11,718
795,000	5.00%, 11/15/22 (c)	924,315
2,160,000	5.00%, 11/15/22 (c)	2,513,808
15,000	5.00%, 11/15/22 (c)	17,569
20,000	5.00%, 11/15/24	24,270
20,000	5.25%, 11/15/26 (c)	24,374
25,000	5.25%, 11/15/26 (c)	30,350
10,000	5.25%, 11/15/26 (c)	12,263
	Metropolitan Transportation Authority, Series A, Subseries A-1 (RB)
25,000	5.00%, 05/15/25 (c)	29,945
30,000	5.00%, 05/15/26 (c)	35,027
25,000	Metropolitan Transportation Authority, Series A, Subseries A-2 (RB) 5.00%, 11/15/24	30,027
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 11/15/23 (c)	278,940
85,000	5.00%, 11/15/23	101,175
15,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 11/15/23 (c)	17,613
	Metropolitan Transportation Authority, Series B (RB)
15,000	5.00%, 11/15/23	17,854
20,000	5.00%, 05/15/24 (c)	23,474
25,000	5.00%, 05/15/24 (c)	29,467
20,000	5.00%, 05/15/24 (c)	23,933
20,000	5.00%, 11/15/24	24,022
20,000	5.00%, 11/15/25	24,179
25,000	5.00%, 11/15/26 (c)	29,391
	Metropolitan Transportation Authority, Series C (RB)
30,000	5.00%, 11/15/22 (c)	34,556
40,000	5.00%, 11/15/22 (c)	46,781
120,000	5.00%, 11/15/24 (c)	142,841
15,000	5.00%, 11/15/24 (c)	17,538
20,000	5.00%, 11/15/24	24,022
75,000	5.00%, 11/15/24 (c)	87,465
1,320,000	5.00%, 11/15/25 (c)	1,571,051
	Metropolitan Transportation Authority, Series C-1 (RB)
10,000	5.00%, 11/15/26 (c)	11,693
900,000	5.00%, 11/15/26 (c)	1,073,790
Principal Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series D (RB)
$1,000,000	4.00%, 11/15/26 (c)	$1,057,690
650,000	5.00%, 11/15/17 (c)	664,072
205,000	5.00%, 11/15/19 (c)	223,251
20,000	5.00%, 11/15/22 (c)	23,083
750,000	5.00%, 11/15/22 (c)	867,300
135,000	5.00%, 11/15/22 (c)	157,731
800,000	5.00%, 11/15/22 (c)	926,936
30,000	5.00%, 11/15/26	36,469
20,000	5.00%, 11/15/26 (c)	23,677
10,000	5.25%, 11/15/23 (c)	11,894
75,000	5.25%, 11/15/23 (c)	89,000
	Metropolitan Transportation Authority, Series E (RB)
510,000	5.00%, 11/15/22 (c)	590,922
25,000	5.00%, 11/15/22 (c)	28,910
20,000	5.00%, 11/15/22 (c)	23,083
10,000	5.00%, 11/15/22 (c)	11,621
300,000	5.00%, 11/15/22 (c)	350,514
15,000	5.00%, 11/15/23 (c)	17,563
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	881,022
1,865,000	5.00%, 11/15/22 (c)	2,166,235
1,000,000	5.00%, 11/15/22 (c)	1,154,130
765,000	5.00%, 11/15/22 (c)	888,999
40,000	5.00%, 11/15/22 (c)	46,781
1,295,000	5.00%, 11/15/22 (c)	1,513,052
20,000	5.00%, 11/15/25 (c)	23,452
25,000	5.00%, 11/15/25 (c)	29,755
25,000	5.00%, 11/15/25	30,224
	Metropolitan Transportation Authority, Series H (RB)
125,000	5.00%, 11/15/22 (c)	144,550
720,000	5.00%, 11/15/22 (c)	830,974
1,300,000	5.00%, 11/15/22 (c)	1,519,648
350,000	5.00%, 11/15/22 (c)	408,933
1,000,000	Metropolitan Transportation Authority, Subseries A-2 (RB) 5.00%, 05/15/27 (c)	1,183,580
15,000	Metropolitan Transportation Authority, Subseries B-2 (RB) 5.00%, 11/15/26 (c)	17,980
	Metropolitan Transportation Authority, Subseries D-1 (RB)
665,000	5.00%, 11/15/24 (c)	758,891
70,000	5.00%, 11/15/24 (c)	81,426
	Nassau County Interim Finance Authority, Series A (RB)
10,000	5.00%, 11/15/24	12,221
20,000	5.00%, 11/15/25	24,685
	Nassau County, Series A (GO)
1,110,000	3.00%, 04/01/21 (c)	1,154,522
460,000	4.00%, 04/01/21 (c)	486,432
1,750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,935,902

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$220,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	$259,101
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,345,000	5.00%, 12/15/19 (c)	1,474,066
510,000	5.00%, 06/15/25 (c)	615,606
	New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (RB) (SAW)
10,000	3.25%, 07/15/22 (c)	10,358
20,000	5.00%, 07/15/22 (c)	23,023
20,000	5.00%, 07/15/22 (c)	23,358
35,000	5.00%, 01/15/25 (c)	40,377
	New York City Transitional Finance Authority Building Aid Revenue, Series S-2 (RB) (SAW)
20,000	5.00%, 07/15/23	23,842
25,000	5.00%, 07/15/25 (c)	30,017
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
15,000	4.00%, 02/01/26	17,111
35,000	5.00%, 05/01/24 (c)	41,396
60,000	5.00%, 05/01/24 (c)	71,436
40,000	5.00%, 05/01/24 (c)	47,310
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A (RB)
30,000	5.00%, 08/01/24 (c)	35,354
60,000	5.00%, 08/01/24 (c)	70,927
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1 (RB)
10,000	5.00%, 08/01/25 (c)	11,762
25,000	5.00%, 08/01/25 (c)	30,001
75,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B (RB) 5.00%, 11/01/22 (c)	86,483
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B, Subseries B-1 (RB)
15,000	5.00%, 08/01/24 (c)	17,732
10,000	5.00%, 08/01/24 (c)	11,895
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C (RB)
30,000	5.00%, 11/01/24	36,281
10,000	5.00%, 11/01/25 (c)	12,124
2,500,000	5.00%, 05/01/27 (c)	2,986,225
1,500,000	5.00%, 05/01/27 (c)	1,760,235
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D (RB)
10,000	2.00%, 11/01/22 (c)	9,892
40,000	3.00%, 11/01/22 (c)	40,344
15,000	3.00%, 11/01/22 (c)	15,244
Principal Amount		Value

New York: (continued)
$75,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series H (RB) 5.00%, 05/01/23 (c)	$88,440
325,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series I (RB) 5.00%, 05/01/23 (c)	375,843
1,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-1 (RB) 5.00%, 05/01/26 (c)	1,286,472
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries B-1 (RB) 5.00%, 08/01/26 (c)	295,182
	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries E-1 (RB)
25,000	5.00%, 02/01/25	30,256
500,000	5.00%, 02/01/26 (c)	576,810
750,000	5.00%, 02/01/27 (c)	894,067
	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries F-1 (RB)
250,000	5.00%, 02/01/23 (c)	289,912
10,000	5.00%, 02/01/23 (c)	11,703
20,000	5.00%, 02/01/23 (c)	23,537
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
800,000	5.00%, 07/15/22 (c)	925,656
325,000	5.00%, 07/15/22 (c)	376,922
905,000	5.00%, 01/15/26 (c)	1,044,904
1,475,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,690,379
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,275,000	4.00%, 05/01/26 (c)	2,432,794
125,000	5.00%, 08/01/25 (c)	147,943
2,850,000	5.00%, 08/01/25 (c)	3,313,182
750,000	5.00%, 08/01/25 (c)	893,190
1,500,000	5.00%, 05/01/26 (c)	1,745,235
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
130,000	5.00%, 11/01/22 (c)	151,744
345,000	5.00%, 11/01/22 (c)	400,548
250,000	5.00%, 08/01/24 (c)	295,712
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
760,000	5.00%, 11/01/25 (c)	891,267
450,000	5.00%, 11/01/25 (c)	525,123
1,750,000	5.00%, 08/01/26 (c)	2,091,495
500,000	5.00%, 08/01/26 (c)	586,805
1,000,000	5.00%, 08/01/26 (c)	1,167,410

See Notes to Financial Statements

54

Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
$75,000	2.00%, 11/01/22 (c)	$74,844
70,000	5.00%, 11/01/22 (c)	82,069
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,172,090
750,000	5.00%, 02/01/26 (c)	884,805
1,995,000	5.00%, 02/01/26 (c)	2,370,698
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,317,887
1,000,000	5.00%, 02/01/26 (c)	1,179,740
1,030,000	5.00%, 02/01/26 (c)	1,207,253
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	488,873
1,800,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,106,216
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	580,660
360,000	5.00%, 05/01/23 (c)	423,392
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	261,732
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	671,830
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	1,933,966
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	827,155
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
100,000	4.00%, 04/01/26	114,754
505,000	4.00%, 10/01/26 (c)	552,632
1,000,000	4.00%, 10/01/26 (c)	1,113,540
30,000	New York City Water & Sewer System, series FF (RB) 5.00%, 06/15/25	36,561
	New York City Water & Sewer System, Series FF (RB)
15,000	5.00%, 06/15/22 (c)	17,384
25,000	5.00%, 06/15/22 (c)	28,643
10,000	New York City Water & Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	12,062
Principal Amount		Value

New York: (continued)
	New York City Water & Sewer System, Series HH (RB)
$10,000	5.00%, 06/15/25 (c)	$12,062
15,000	5.00%, 06/15/25 (c)	18,205
	New York City, Series A (GO)
1,025,000	5.00%, 08/01/24	1,235,996
70,000	5.00%, 08/01/25	84,997
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	751,645
	New York City, Series I (GO)
1,300,000	5.00%, 08/01/22 (c)	1,502,332
820,000	5.00%, 08/01/23 (c)	967,928
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	425,876
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	288,500
	New York State Dormitory Authority (RB)
40,000	5.00%, 10/01/23	48,282
10,000	5.00%, 10/01/25	12,355
10,000	5.00%, 04/01/26 (c)	12,191
10,000	5.00%, 04/01/26 (c)	12,318
25,000	5.00%, 09/15/26 (c)	29,616
75,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	89,654
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	889,150
	New York State Dormitory Authority, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,019,780
100,000	5.00%, 07/01/22 (c)	113,535
45,000	5.00%, 02/15/23 (c)	52,659
10,000	5.00%, 07/01/23	11,864
10,000	5.00%, 02/15/24 (c)	11,721
40,000	5.00%, 03/15/24	48,491
40,000	5.00%, 07/01/24	48,205
10,000	5.00%, 10/01/24	12,064
10,000	5.00%, 03/15/25 (c)	11,941
20,000	5.00%, 03/15/25 (c)	24,089
30,000	5.00%, 03/15/25 (c)	34,562
10,000	5.00%, 03/15/25	12,198
10,000	5.00%, 07/01/25	12,064
30,000	5.00%, 07/01/25	36,020
15,000	5.00%, 07/01/25 (c)	18,159
20,000	5.00%, 07/01/25 (c)	23,285
30,000	5.00%, 07/01/26	36,242
20,000	5.00%, 07/01/26 (c)	24,271
20,000	5.00%, 07/01/26	24,474
25,000	5.00%, 09/15/26 (c)	29,458
25,000	5.00%, 09/15/26 (c)	29,798
20,000	5.00%, 10/01/26 (c)	23,727

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, Series B (RB)
$10,000	5.00%, 03/15/24	$12,123
25,000	5.00%, 02/15/25	30,280
15,000	5.00%, 02/15/25 (c)	17,882
20,000	5.00%, 07/01/25 (c)	23,380
45,000	5.00%, 07/01/25	54,739
45,000	5.00%, 09/15/25 (c)	55,197
25,000	5.00%, 09/15/25 (c)	30,152
225,000	5.00%, 09/15/25 (c)	269,287
500,000	5.00%, 09/15/25 (c)	581,120
20,000	5.00%, 09/15/25 (c)	23,753
25,000	5.00%, 10/01/27	31,588
20,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24 (c)	23,481
	New York State Dormitory Authority, Series D (RB)
35,000	5.00%, 02/15/25	42,392
20,000	5.00%, 10/01/25 (c)	23,622
530,000	5.00%, 08/15/26 (c)	640,123
	New York State Dormitory Authority, Series E (RB)
35,000	5.00%, 03/15/25	42,408
15,000	5.00%, 09/15/25 (c)	17,827
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
1,300,000	5.00%, 12/15/22 (c)	1,522,014
630,000	5.00%, 12/15/22 (c)	732,469
675,000	5.00%, 12/15/22 (c)	780,894
1,060,000	5.00%, 12/15/22 (c)	1,240,412
270,000	5.00%, 12/15/22 (c)	315,168
1,125,000	5.00%, 12/15/22 (c)	1,313,201
1,035,000	5.00%, 12/15/22 (c)	1,204,543
1,295,000	5.00%, 12/15/22 (c)	1,510,138
100,000	5.00%, 02/15/23 (c)	114,365
795,000	5.00%, 02/15/24 (c)	940,032
1,350,000	5.00%, 02/15/24 (c)	1,579,527
810,000	5.00%, 02/15/24	973,077
250,000	5.00%, 02/15/24 (c)	298,220
1,490,000	5.00%, 03/15/25 (c)	1,755,637
1,000,000	5.00%, 08/15/26 (c)	1,207,780
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,405,000	5.00%, 03/15/22 (c)	1,610,032
500,000	5.00%, 03/15/22 (c)	574,475
1,000,000	5.00%, 02/15/25 (c)	1,168,860
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	439,485
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	600,046
285,000	5.00%, 02/15/25 (c)	339,766
180,000	5.00%, 09/15/25 (c)	209,934
140,000	5.00%, 09/15/25 (c)	164,310
Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
$625,000	5.00%, 03/15/23 (c)	$726,787
1,265,000	5.00%, 03/15/24 (c)	1,467,691
500,000	5.00%, 03/15/24 (c)	578,750
690,000	5.00%, 03/15/24 (c)	810,088
250,000	5.00%, 03/15/24 (c)	290,572
1,000,000	5.00%, 09/15/26 (c)	1,209,450
1,000,000	5.00%, 09/15/26 (c)	1,229,160
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,315,000	5.00%, 09/15/25 (c)	1,535,815
340,000	5.00%, 09/15/25 (c)	399,038
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	182,168
680,000	5.00%, 03/15/25 (c)	824,486
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	486,429
875,000	5.00%, 06/15/22 (c)	1,023,400
1,200,000	5.00%, 06/15/22 (c)	1,399,020
1,300,000	5.00%, 06/15/23 (c)	1,536,600
1,260,000	5.00%, 06/15/24 (c)	1,522,559
1,435,000	5.00%, 06/15/24 (c)	1,701,436
125,000	5.00%, 06/15/24 (c)	147,938
965,000	5.00%, 06/15/26 (c)	1,143,274
765,000	5.00%, 06/15/26 (c)	919,339
500,000	5.00%, 06/15/26 (c)	604,500
1,080,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22 (c)	1,256,807
	New York State Environmental Facilities Corp., Series A (RB)
20,000	5.00%, 06/15/22 (c)	23,296
10,000	5.00%, 06/15/23	11,980
10,000	5.00%, 06/15/23 (c)	11,763
20,000	5.00%, 06/15/24 (c)	23,757
15,000	5.00%, 06/15/24 (c)	18,204
15,000	5.00%, 06/15/25 (c)	17,983
	New York State Environmental Facilities Corp., Series B (RB)
10,000	5.00%, 05/15/24 (c)	11,830
40,000	5.00%, 05/15/24 (c)	47,347
	New York State Environmental Facilities Corp., Series D (RB)
65,000	5.00%, 09/15/24	79,490
15,000	5.00%, 03/15/25 (c)	17,958
10,000	5.00%, 03/15/25 (c)	12,052
	New York State Thruway Authority, Series A (RB)
125,000	5.00%, 09/15/21 (c)	143,651
25,000	5.00%, 03/15/23 (c)	29,117
800,000	5.00%, 03/15/23 (c)	930,288
625,000	5.00%, 01/01/26 (c)	721,756
600,000	5.00%, 01/01/26 (c)	685,500

See Notes to Financial Statements

56

Principal Amount		Value

New York: (continued)
	New York State Thruway Authority, Series I (RB)
$810,000	5.00%, 01/01/22 (c)	$917,997
1,000,000	5.00%, 01/01/22 (c)	1,135,240
	New York State Thruway Authority, Series J (RB)
1,000,000	5.00%, 01/01/24 (c)	1,155,810
2,120,000	5.00%, 01/01/24 (c)	2,446,098
40,000	5.00%, 01/01/24	47,530
500,000	5.00%, 01/01/24 (c)	584,265
	New York State Thruway Authority, Series K (RB)
1,000,000	5.00%, 01/01/25 (c)	1,141,820
850,000	5.00%, 01/01/25 (c)	966,178
35,000	5.00%, 01/01/25	41,846
10,000	5.00%, 01/01/25 (c)	11,530
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
190,000	5.00%, 09/15/21 (c)	217,484
60,000	5.00%, 09/15/21 (c)	69,200
1,290,000	5.00%, 09/15/21 (c)	1,484,842
150,000	5.00%, 09/15/21 (c)	172,107
	New York State Urban Development Corp., Series A (RB)
25,000	5.00%, 03/15/23	29,634
10,000	5.00%, 03/15/24 (c)	11,916
15,000	5.00%, 03/15/25	18,175
50,000	5.00%, 09/15/25 (c)	60,687
1,010,000	5.00%, 03/15/26 (c)	1,222,171
85,000	5.00%, 03/15/26 (c)	101,953
	New York State Urban Development Corp., Series A-1 (RB)
15,000	5.00%, 03/15/23 (c)	17,697
55,000	5.00%, 03/15/23 (c)	63,924
70,000	New York State Urban Development Corp., Series C (RB) 5.00%, 03/15/23 (c)	82,587
	New York State Urban Development Corp., Series E (RB)
40,000	5.00%, 03/15/23 (c)	46,490
10,000	5.00%, 03/15/23 (c)	11,707
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 03/15/24 (c)	132,799
750,000	5.00%, 03/15/24 (c)	873,270
1,000,000	5.00%, 09/15/25 (c)	1,160,620
865,000	5.00%, 03/15/26	1,056,779
670,000	5.00%, 03/15/26 (c)	796,583
1,100,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	1,281,126
1,100,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 03/15/24 (c)	1,289,156
Principal Amount		Value

New York: (continued)
	New York State Urban Development Corp., State Personal Income, Series C (RB)
$1,250,000	5.00%, 03/15/23 (c)	$1,452,825
1,000,000	5.00%, 03/15/23 (c)	1,158,060
690,000	5.00%, 03/15/23 (c)	807,783
500,000	5.00%, 03/15/23 (c)	584,445
235,000	New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/23 (c)	274,405
25,000	Port Authority of New York & New Jersey, Series 173 (RB) 3.00%, 06/01/22 (c)	25,461
20,000	Port Authority of New York & New Jersey, Series 175 (RB) 5.00%, 12/01/22 (c)	23,614
10,000	Port Authority of New York & New Jersey, Series 178, Series 179 (RB) 5.00%, 12/01/23 (c)	11,766
	Port Authority of New York & New Jersey, Series 184 (RB)
15,000	5.00%, 09/01/24 (c)	17,496
55,000	5.00%, 09/01/24 (c)	65,861
	Port Authority of New York & New Jersey, Series 189 (RB)
15,000	5.00%, 05/01/23	17,838
25,000	5.00%, 05/01/24	30,181
10,000	5.00%, 05/01/25	12,165
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	297,365
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	588,555
760,000	3.25%, 06/15/24 (c)	773,543
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,319,196
205,000	5.00%, 05/01/20 (c)	226,314
100,000	5.00%, 05/01/20 (c)	110,521
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	303,201
10,000	5.00%, 10/15/23	12,062
1,200,000	5.00%, 10/15/24 (c)	1,426,980
10,000	5.00%, 10/15/24	12,237
10,000	5.00%, 10/15/24 (c)	12,113
10,000	5.00%, 10/15/24 (c)	11,975
3,115,000	5.00%, 10/15/24 (c)	3,678,441
605,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	581,611
25,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	23,654
25,000	State of New York, Series A (GO) 5.00%, 03/01/23 (c)	29,788

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	$10,824
30,000	Town of Brookhaven NY, Series A (GO) 3.00%, 02/01/23 (c)	32,108
65,000	Town of Brookhaven, New York, Series A (GO) 3.00%, 02/01/23 (c)	68,257
250,000	Town of Brookhaven, Series A (GO) 4.00%, 02/01/23 (c)	274,577
100,000	Town of Oyster Bay (GO) (AGM) 4.00%, 08/01/22 (c)	105,263
485,000	Town of Oyster Bay, New York (GO) (AGM) 4.00%, 08/01/22 (c)	512,218
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	131,123
175,000	3.25%, 03/01/21 (c)	176,629
100,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	103,799
	Triborough Bridge & Tunnel Authority, Series A (RB)
30,000	5.00%, 11/15/23	36,035
15,000	5.00%, 11/15/24	18,238
25,000	5.00%, 11/15/25	30,659
10,000	5.00%, 05/15/26 (c)	11,912
10,000	5.00%, 05/15/27 (c)	12,387
	Triborough Bridge & Tunnel Authority, Series B (RB)
25,000	5.00%, 11/15/22 (c)	29,426
15,000	5.00%, 11/15/22 (c)	17,526
25,000	5.00%, 11/15/23	30,030
1,000,000	5.00%, 05/15/27 (c)	1,185,500
	Triborough Bridge and Tunnel Authority, Series A (RB)
950,000	2.79%, 11/15/30 ^	601,967
1,190,000	5.00%, 05/15/23 (c)	1,398,595
900,000	5.00%, 05/15/23 (c)	1,053,846
5,805,000	5.00%, 05/15/23 (c)	6,840,670
1,370,000	5.00%, 05/15/23 (c)	1,618,710
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,385,000	2.85%, 11/15/32 ^	816,624
975,000	4.00%, 11/15/22 (c)	1,079,890
200,000	5.00%, 11/15/22 (c)	234,368
1,015,000	5.00%, 11/15/22 (c)	1,196,452
500,000	5.00%, 11/15/22 (c)	585,630
1,310,000	5.00%, 11/15/23 (c)	1,561,939
1,000,000	5.00%, 05/15/27 (c)	1,207,800
1,000,000	5.00%, 05/15/27 (c)	1,238,660
1,520,000	5.00%, 05/15/27 (c)	1,815,138
1,315,000	5.00%, 05/15/27 (c)	1,577,987
	Utility Debt Securitization Authority (RB)
865,000	3.00%, 12/15/25 (c)	872,854
20,000	5.00%, 06/15/24 (c)	24,079
20,000	5.00%, 06/15/25 (c)	24,174
45,000	5.00%, 12/15/25 (c)	54,761
1,675,000	5.00%, 12/15/25 (c)	1,974,992
Principal Amount		Value

New York: (continued)
	Utility Debt Securitization Authority, Series A (RB)
$30,000	5.00%, 06/15/24 (c)	$36,118
30,000	5.00%, 12/15/24 (c)	36,423
170,000	5.00%, 06/15/25 (c)	205,482
85,000	5.00%, 12/15/25 (c)	103,437
500,000	5.00%, 06/15/26 (c)	592,815
	Utility Debt Securitization Authority, Series B (RB)
100,000	5.00%, 06/15/21 (c)	114,523
40,000	5.00%, 12/15/21 (c)	46,357
10,000	5.00%, 06/15/22 (c)	11,723
15,000	5.00%, 12/15/22 (c)	17,764
10,000	5.00%, 06/15/23 (c)	11,890
35,000	5.00%, 12/15/23 (c)	41,980
1,000,000	5.00%, 06/15/26 (c)	1,199,050
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,473,662
1,675,000	5.00%, 12/15/23 (c)	1,980,386
1,005,000	5.00%, 12/15/23 (c)	1,191,649
		238,999,754
North Carolina: 1.1%
400,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	440,556
30,000	Charlotte-Mecklenburg Hospital Authority, Series A (RB) 5.00%, 01/15/26	36,353
15,000	City of Raleigh NC, Series A (GO) 5.00%, 09/01/24	18,316
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	412,541
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,218,560
590,000	County of Forsyth NC, Series B (GO) 3.00%, 03/01/27 (c)	589,982
10,000	County of Mecklenburg NC, Series B (GO) 5.00%, 12/01/24	12,249
500,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/25	617,690
	County of Wake NC, Series A (RB)
75,000	4.00%, 12/01/26 (c)	81,072
30,000	5.00%, 12/01/25	36,849
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,922,361
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	109,894
10,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	12,108
	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
1,000,000	5.00%, 10/01/22 (c)	1,122,000
250,000	5.00%, 06/01/27	308,125

See Notes to Financial Statements

58

Principal Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Series A (RB)
$10,000	5.00%, 06/01/23	$11,853
15,000	5.00%, 06/01/26	18,328
10,000	North Carolina Medical Care Commission, Series D (RB) 4.00%, 06/01/26 (c)	10,724
	North Carolina Municipal Power Agency No 1, Series A (RB)
30,000	5.00%, 01/01/24	35,648
15,000	5.00%, 01/01/26 (c)	17,852
15,000	5.00%, 01/01/26 (c)	17,335
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 2.00%, 01/01/18 (c)	350,126
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,138,110
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,050
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	644,863
500,000	North Carolina Turnpike Authority, Series A (RB) 5.00%, 01/01/27 (c)	570,250
	State of North Carolina (RB)
10,000	5.00%, 03/01/24	11,906
25,000	5.00%, 03/01/25 (c)	29,554
25,000	5.00%, 03/01/25	29,908
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	94,005
1,000,000	5.00%, 06/01/23	1,197,440
500,000	5.00%, 06/01/26	621,600
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	301,645
15,000	5.00%, 06/01/25	18,229
75,000	5.00%, 06/01/26	91,986
1,500,000	5.00%, 06/01/26 (c)	1,848,045
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,235,239
1,315,000	5.00%, 05/01/24	1,599,066
150,000	The Charlotte-Mecklenburg Hospital Authority, Series A (RB) 5.00%, 01/15/22 (c)	167,657
		17,023,075
North Dakota: 0.1%
1,060,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,262,725
Ohio: 2.4%
35,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	36,294
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	729,650
Principal Amount		Value

Ohio: (continued)
	City of Cincinnati OH, Series A (GO)
$10,000	4.00%, 12/01/24	$11,392
30,000	4.00%, 12/01/25	34,099
20,000	5.00%, 12/01/23	23,926
15,000	5.00%, 12/01/24	18,196
25,000	City of Columbus OH Sewerage Revenue (RB) 5.00%, 12/01/24 (c)	30,171
	City of Columbus OH, Series A (GO)
50,000	3.00%, 08/15/22 (c)	50,389
35,000	4.00%, 08/15/24	40,053
10,000	5.00%, 08/15/23	12,018
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	294,787
300,000	5.00%, 12/01/24 (c)	357,177
500,000	5.00%, 12/01/24 (c)	597,990
	City of Columbus, Ohio, Series A (GO)
1,475,000	3.00%, 02/15/24 (c)	1,531,006
800,000	4.00%, 02/15/24 (c)	872,336
760,000	5.00%, 07/01/23	909,538
100,000	5.00%, 08/15/23 (c)	118,406
1,075,000	5.00%, 02/15/24 (c)	1,286,882
1,295,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	1,551,488
	City of Columbus, Various Purpose, Series A (GO)
500,000	3.00%, 07/01/25 (c)	512,385
750,000	3.00%, 07/01/25 (c)	783,157
300,000	3.00%, 07/01/25 (c)	305,223
910,000	3.00%, 08/15/25 (c)	910,637
750,000	3.10%, 07/01/25 (c)	760,815
1,450,000	3.20%, 07/01/25 (c)	1,471,866
100,000	5.00%, 08/15/22 (c)	116,991
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,153,110
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,474
20,000	County of Cuyahoga OH (CP) 5.00%, 06/01/24 (c)	23,695
330,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	380,662
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,150,680
60,000	5.00%, 05/15/23 (c)	70,705
10,000	County of Hamilton OH Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	11,908
100,000	County of Hamilton OH Sewer System Revenue, Series A (RB) 5.00%, 12/01/24 (c)	117,385

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
$870,000	4.00%, 06/01/22 (c)	$895,778
790,000	5.25%, 06/01/22 (c)	907,196
340,000	County of Hamilton, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/26 (c)	404,971
375,000	County of Hamilton, Ohio Sewer System Revenue, Series A (RB) 5.00%, 12/01/24 (c)	442,751
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	789,145
500,000	5.25%, 06/01/22 (c)	568,500
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	75,455
	Dayton City School District (GO) (SD CRED PROG)
35,000	5.00%, 11/01/28	42,217
30,000	5.00%, 11/01/29	36,248
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	759,877
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,608
	Kent State University (RB)
15,000	5.00%, 05/01/25	18,015
10,000	5.00%, 05/01/26 (c)	11,958
10,000	Miami University/Oxford OH (RB) 5.00%, 09/01/25	12,137
15,000	Ohio Higher Educational Facility Commission, Series A (RB) 5.00%, 01/01/22 (c)	17,311
	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A (RB)
10,000	5.00%, 06/01/25	12,244
15,000	5.00%, 12/01/25	18,477
	Ohio Water Development Authority Water Pollution Control Loan Fund, Series B (RB)
25,000	5.00%, 12/01/25 (c)	30,488
20,000	5.00%, 12/01/25 (c)	24,321
25,000	5.00%, 12/01/25 (c)	30,686
10,000	5.00%, 12/01/25 (c)	12,239
1,000,000	Ohio Water Development Authority, Fresh Water, Series B (RB) 5.00%, 12/01/26 (c)	1,198,550
20,000	Ohio Water Development Authority, Series A (RB) 5.00%, 06/01/26 (c)	23,805
70,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	85,357
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	94,516
Principal Amount		Value

Ohio: (continued)
$895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	$1,070,429
	State of Ohio, Highway Capital Improvement, Series R (GO)
2,500,000	5.00%, 05/01/24 (c)	2,967,550
1,000,000	5.00%, 05/01/24 (c)	1,204,320
500,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	594,805
	State of Ohio, Major New State Infrastructure Project, Series 1 (RB)
1,100,000	5.00%, 06/15/22 (c)	1,274,218
100,000	5.00%, 06/15/26 (c)	120,537
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	600,680
15,000	State of Ohio, Series 1 (RB) 5.00%, 12/15/23	17,971
	State of Ohio, Series A (GO)
10,000	5.00%, 08/01/23	11,960
1,350,000	5.00%, 03/15/24 (c)	1,557,090
10,000	5.00%, 03/15/24 (c)	11,487
30,000	5.00%, 12/15/24	36,542
25,000	5.00%, 08/01/25	30,610
3,000,000	5.00%, 09/15/26	3,710,310
50,000	State of Ohio, Series B (GO) 5.00%, 06/15/22 (c)	58,561
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,502,849
20,000	University of Akron, Series A (RB) 5.00%, 01/01/25 (c)	22,910
		37,609,170
Oklahoma: 0.2%
	Grand River Dam Authority, Series A (RB)
10,000	5.00%, 06/01/23	11,815
10,000	5.00%, 06/01/23	11,815
10,000	5.00%, 06/01/24	11,971
1,040,000	5.00%, 06/01/24 (c)	1,196,042
115,000	5.00%, 06/01/24 (c)	136,078
65,000	5.00%, 06/01/24 (c)	75,115
15,000	5.00%, 12/01/26 (c)	17,563
45,000	5.00%, 12/01/26 (c)	53,683
1,000,000	Oklahoma Capital Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,172,260
	Oklahoma Capitol Improvement Authority (RB)
100,000	5.00%, 07/01/24	119,994
10,000	5.00%, 07/01/26 (c)	11,981
	Oklahoma Capitol Improvement Authority, Series A (RB)
10,000	5.00%, 07/01/24 (c)	11,853
10,000	5.00%, 07/01/24 (c)	11,948
40,000	Oklahoma City Water Utilities Trust (RB) 5.00%, 07/01/23 (c)	47,202

See Notes to Financial Statements

60

Principal Amount		Value

Oklahoma: (continued)
$90,000	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	$107,534
15,000	Oklahoma Development Finance Authority, Series A (RB) 5.00%, 08/15/25 (c)	17,364
15,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/25	18,216
	Tulsa County Industrial Authority (RB)
15,000	5.00%, 09/01/23	17,701
15,000	5.00%, 09/01/24	17,906
15,000	5.00%, 09/01/25 (c)	17,865
15,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	17,204
		3,103,110
Oregon: 0.9%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	110,449
375,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	409,500
25,000	City of Portland OR Sewer System Revenue, Series A (RB) 5.00%, 06/01/24	30,220
20,000	City of Portland OR Water System Revenue, Series A (RB) 5.00%, 04/01/23 (c)	23,771
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	598,665
325,000	County of Washington OR, Series B (GO) 5.00%, 03/01/25	397,423
1,000,000	Department of Administrative Services, Oregon State Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,195,060
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	552,890
400,000	5.00%, 06/01/22 (c)	466,492
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	87,587
	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, Series A (GO) (SBG)
1,000,000	4.04%, 06/15/27 (c) ^	550,360
930,000	4.14%, 06/15/27 (c) ^	483,730
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	230,786
15,000	Oregon State Facilities Authority, Series A (RB) 5.00%, 06/01/24	17,890
30,000	Oregon State Lottery, Series C (RB) 5.00%, 04/01/24	36,212
Principal Amount		Value

Oregon: (continued)
$30,000	Oregon State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	$36,116
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	11,834
260,000	5.00%, 11/15/23	313,555
1,750,000	5.00%, 11/15/24 (c)	2,089,780
745,000	5.00%, 11/15/24 (c)	894,805
1,500,000	5.00%, 11/15/24 (c)	1,784,370
65,000	5.00%, 11/15/24 (c)	78,473
200,000	5.00%, 11/15/24 (c)	237,916
225,000	5.00%, 11/15/24	272,862
	State of Oregon Department of Transportation, Series A (RB)
20,000	5.00%, 11/15/24 (c)	23,624
10,000	5.00%, 11/15/24 (c)	12,237
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,218,261
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	646,035
180,000	5.00%, 08/01/23 (c)	211,892
10,000	State of Oregon, Series D, F, G and H (GO) 5.00%, 05/01/26 (c)	12,056
	State of Oregon, Series F (GO)
500,000	5.00%, 05/01/23 (c)	589,285
10,000	5.00%, 05/01/23 (c)	11,836
10,000	State of Oregon, Series G (GO) 5.00%, 11/01/23 (c)	11,866
25,000	Washington & Multnomah Counties School District No 48J Beaverton, Series B (GO) (SBG) 5.00%, 06/15/23	29,773
125,000	Washington Clackamas & Yamhill Counties School District No 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	148,714
		14,826,325
Pennsylvania: 3.7%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
10,000	5.00%, 12/01/25	11,996
1,290,000	5.00%, 12/01/25 (c)	1,493,330
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	532,507
400,000	City of Philadelphia PA (GO) (AGM) 5.00%, 08/01/27 (c)	465,868
	City of Philadelphia PA Water & Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	23,825
20,000	5.00%, 10/01/25	23,973
25,000	5.00%, 10/01/26	30,119
10,000	City of Philadelphia PA Water & Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,723

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$10,000	City of Philadelphia PA Water & Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	$11,611
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,142,630
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,154,550
420,000	5.25%, 07/15/21 (c)	476,893
250,000	Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/25 (c)	277,480
	Commonwealth of Pennsylvania (GO)
15,000	5.00%, 06/01/22 (c)	17,374
500,000	5.00%, 01/15/24	588,120
230,000	5.00%, 03/15/25 (c)	258,074
15,000	5.00%, 08/15/25	17,827
1,720,000	5.00%, 08/15/25 (c)	1,948,984
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	557,380
500,000	5.00%, 07/01/23	586,215
1,200,000	5.00%, 09/15/25	1,427,184
	Commonwealth of Pennsylvania, First Series (GO)
570,000	5.00%, 11/15/21 (c)	645,075
720,000	5.00%, 11/15/21 (c)	825,271
1,345,000	5.00%, 06/01/22 (c)	1,540,281
1,075,000	5.00%, 06/01/22 (c)	1,237,819
1,230,000	5.00%, 06/01/22 (c)	1,431,855
1,450,000	5.00%, 04/01/23 (c)	1,680,840
1,535,000	5.00%, 04/01/23 (c)	1,777,515
1,000,000	5.00%, 04/01/23	1,168,270
1,450,000	5.00%, 04/01/23 (c)	1,688,713
500,000	5.00%, 06/15/24 (c)	582,080
500,000	5.00%, 06/15/24	591,385
1,430,000	5.00%, 03/15/25 (c)	1,617,258
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
420,000	3.00%, 09/15/26 (c)	381,515
300,000	4.00%, 10/15/23 (c)	324,420
250,000	4.00%, 09/15/26 (c)	265,030
500,000	5.00%, 10/15/23 (c)	585,390
860,000	5.00%, 10/15/23 (c)	999,561
445,000	5.00%, 10/15/23 (c)	521,584
500,000	5.00%, 10/15/23 (c)	589,015
1,000,000	5.00%, 10/15/23 (c)	1,159,680
2,035,000	5.00%, 09/15/26	2,431,174
615,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	729,937
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	556,500
20,000	Dauphin County General Authority, Series A (RB) 4.00%, 06/01/26 (c)	20,851
200,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	226,432
Principal Amount		Value

Pennsylvania: (continued)
	Dauphin Country General Authority Health System, Series A (RB)
$1,500,000	3.00%, 06/01/26 (c)	$1,370,160
400,000	4.00%, 06/01/26 (c)	414,484
	Lancaster County Hospital Authority/PA, Series B (RB)
70,000	5.00%, 08/15/23	82,975
275,000	5.00%, 08/15/26	334,686
	Monroeville Finance Authority (RB)
940,000	5.00%, 02/15/26	1,129,184
1,235,000	5.00%, 02/15/27	1,493,090
250,000	Montgomery County Industrial Development Authority, Lofe Communities, Inc. (RB) 5.00%, 05/15/22 (c)	276,392
	Pennsylvania Economic Development Financing Authority (RB)
30,000	5.00%, 03/15/24	35,705
340,000	5.00%, 09/15/26 (c)	394,254
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	117,119
940,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,076,845
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	284,460
40,000	5.00%, 08/15/22 (c)	46,291
20,000	Pennsylvania Housing Finance Agency, Series 122 (RB) 3.65%, 04/01/26 (c)	20,312
725,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 114C (RB) 3.30%, 10/01/21 (c)	718,489
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	123,644
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	23,861
	Pennsylvania Turnpike Commission (RB)
25,000	5.00%, 06/01/23	28,962
500,000	5.00%, 12/01/25 (c)	575,940
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,240,000	3.00%, 06/01/26 (c)	1,122,671
870,000	3.00%, 06/01/26 (c)	799,721
2,460,000	4.00%, 06/01/26 (c)	2,484,231
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	414,492
15,000	5.00%, 12/01/26 (c)	16,830
750,000	5.00%, 12/01/26 (c)	872,692
30,000	5.00%, 12/01/26 (c)	36,182
20,000	5.00%, 12/01/26 (c)	23,748

See Notes to Financial Statements

62

Principal Amount		Value

Pennsylvania: (continued)
$20,000	Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 12/01/26 (c)	$23,200
	Pennsylvania Turnpike Commission, Series C (RB)
400,000	5.00%, 12/01/24 (c)	455,020
1,000,000	5.50%, 12/01/23 (c)	1,191,600
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,176,940
1,000,000	5.00%, 10/01/26 (c)	1,127,910
1,000,000	5.00%, 10/01/26 (c)	1,134,810
1,000,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/25	1,118,230
	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB)
60,000	5.00%, 05/15/20 (c)	66,298
150,000	5.25%, 05/15/20 (c)	166,713
540,000	State Public School Building Authority (RB) 5.00%, 04/01/22 (c)	572,740
	State Public School Building Authority, Series A (RB) (AGM) (SAW)
250,000	5.00%, 12/01/26 (c)	276,002
1,000,000	5.00%, 12/01/26 (c)	1,128,090
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,131,057
		58,521,144
Rhode Island: 0.2%
25,000	Rhode Island Commerce Corp., Series A (RB) 5.00%, 06/15/24	29,533
	Rhode Island Commerce Corp., Series B (RB)
35,000	5.00%, 06/15/26 (c)	40,881
45,000	5.00%, 06/15/26 (c)	53,313
40,000	Rhode Island Health & Educational Building Corp., Series A (RB) 5.00%, 05/15/24	47,204
	Rhode Island Health and Educational Building Corp., Series A (RB)
500,000	4.00%, 05/15/26 (c)	538,895
385,000	5.00%, 05/15/25 (c)	450,077
	State of Rhode Island, Series D (GO)
15,000	5.00%, 08/01/23	17,852
1,000,000	5.00%, 08/01/24 (c)	1,182,850
250,000	5.00%, 08/01/24 (c)	297,922
175,000	5.00%, 08/01/24	211,024
		2,869,551
South Carolina: 1.0%
	Berkeley County, South Carolina School District, Series A (GO)
325,000	3.00%, 03/01/24 (c)	336,583
150,000	3.00%, 03/01/24 (c)	156,308
Principal Amount		Value

South Carolina: (continued)
	Charleston Educational Excellence Finance Corp. (RB)
$25,000	4.00%, 12/01/23 (c)	$27,040
30,000	5.00%, 12/01/23 (c)	34,978
25,000	5.00%, 12/01/24 (c)	29,346
20,000	5.00%, 12/01/24 (c)	23,629
	Charleston Educational Excellence Finance Corp. (RB)
245,000	5.00%, 12/01/23 (c)	285,325
950,000	5.00%, 12/01/23 (c)	1,098,200
300,000	5.00%, 12/01/23	355,818
105,000	5.00%, 12/01/23 (c)	122,771
150,000	5.00%, 12/01/24 (c)	171,507
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,073,857
50,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	58,697
1,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	1,129,220
150,000	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB) 3.25%, 06/01/26 (c)	147,651
10,000	Horry County School District/SC, Series A (GO) 5.00%, 03/01/24	12,054
400,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	404,908
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	572,375
15,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/23	17,639
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	110,151
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,051,710
350,000	5.00%, 11/01/22 (c)	398,513
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	234,038
395,000	5.25%, 08/01/23 (c)	422,697

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Carolina: (continued)
	South Carolina Public Service Authority, Series A (RB)
$40,000	5.00%, 12/01/23	$45,381
30,000	5.00%, 06/01/25 (c)	34,229
1,025,000	5.00%, 06/01/26 (c)	1,137,770
10,000	5.00%, 06/01/26 (c)	11,158
45,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/26 (c)	50,180
	South Carolina Public Service Authority, Series C (RB)
75,000	5.00%, 12/01/23	85,089
1,500,000	5.00%, 12/01/24 (c)	1,648,590
50,000	5.00%, 12/01/24	57,060
50,000	5.00%, 12/01/24 (c)	56,878
75,000	5.00%, 12/01/24 (c)	83,326
280,000	South Carolina State Public Service Authority, Series A (RB) 5.00%, 12/01/24	319,533
	South Carolina Transportation Infrastructure Bank, Series A (RB)
4,150,000	2.25%, 10/01/25 (c)	3,447,363
25,000	5.00%, 10/01/24	29,989
	South Carolina Transportation Infrastructure Bank, Series B (RB)
10,000	3.38%, 10/01/22 (c)	9,911
10,000	3.63%, 10/01/22 (c)	10,061
		15,301,533
South Dakota: 0.0%
25,000	South Dakota Housing Development Authority, Series A (RB) 3.40%, 11/01/24 (c)	25,323
Tennessee: 0.8%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	888,574
535,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	533,288
10,000	City of Memphis TN, Series A (GO) 5.00%, 11/01/23 (c)	11,879
275,000	City of Memphis, Series A (GO) 5.00%, 04/01/25	333,963
490,000	Knox County Health Educational & Housing Facility Board (RB) 5.00%, 04/01/27 (c)	551,529
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	771,888
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,776,030
50,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A (RB) 5.00%, 07/01/26 (c)	57,395
Principal Amount		Value

Tennessee: (continued)
	Metropolitan Government of Nashville & Davidson County TN (GO)
$300,000	4.00%, 07/01/27	$342,756
1,700,000	4.00%, 07/01/27 (c)	1,917,753
915,000	4.75%, 07/01/26	1,102,557
235,000	5.00%, 07/01/26 (c)	278,600
25,000	5.00%, 07/01/26 (c)	29,527
100,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (RB) 5.00%, 07/01/23 (c)	116,801
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 07/01/23	594,830
	Metropolitan Government of Nashville and Davidson County (GO)
1,600,000	4.00%, 07/01/26 (c)	1,720,640
545,000	4.00%, 07/01/26 (c)	591,995
100,000	5.00%, 01/01/26	122,321
515,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	594,717
200,000	Shelby County Health Educational & Housing Facilities Board, Series A (RB) 5.00%, 05/01/27 (c)	235,644
	State of Tennessee, Series B (GO)
500,000	2.00%, 10/01/20 (c)	500,160
15,000	5.00%, 09/01/24 (c)	18,178
15,000	5.00%, 08/01/26 (c)	18,538
	Tennessee State School Bond Authority, Series B (RB)
20,000	5.00%, 11/01/25 (c)	24,352
15,000	5.00%, 11/01/25	18,264
		13,152,179
Texas: 9.9%
	Allen Independent School District (GO)
45,000	5.00%, 02/15/25	54,540
15,000	5.00%, 02/15/26	18,337
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	590,655
	Alvin Independent School District/TX, Series A (GO)
10,000	5.00%, 02/15/26 (c)	11,908
25,000	5.00%, 02/15/26 (c)	30,010
	Arlington Independent School District/TX (GO)
50,000	5.00%, 02/15/25 (c)	59,963
10,000	5.00%, 02/15/25	12,104
	Austin Independent School District, Series B (GO)
770,000	5.00%, 08/01/24	929,082
500,000	5.00%, 08/01/26 (c)	605,340

See Notes to Financial Statements

64

Principal Amount		Value

Texas: (continued)
	Bexar County Hospital District (GO)
$500,000	5.00%, 02/15/24	$600,665
650,000	5.00%, 02/15/25	786,240
25,000	5.00%, 02/15/26 (c)	29,619
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	291,447
1,270,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,539,900
930,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	1,108,988
500,000	Board of Regents of Texas State University System, Series E (RB) 5.00%, 08/15/27	622,465
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	304,260
505,000	Board of Regents of University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	593,587
750,000	Board of Regents of University of Texas System, Series D (RB) 5.00%, 08/15/24	907,995
140,000	Board of Regents of University of Texas, Series E (RB) 5.00%, 08/15/26	172,616
525,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	655,987
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	576,835
10,000	Central Texas Regional Mobility Authority (RB) 5.00%, 01/01/26 (c)	11,639
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	283,187
675,000	5.00%, 01/01/26 (c)	769,534
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	252,646
200,000	5.00%, 07/01/25 (c)	227,052
	Central Texas Turnpike System, Series C (RB)
140,000	5.00%, 08/15/24	164,081
30,000	5.00%, 08/15/24 (c)	33,794
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	586,940
	City of Austin TX (GO)
10,000	5.00%, 09/01/23	11,972
40,000	5.00%, 09/01/24	48,596
15,000	5.00%, 09/01/25 (c)	18,180
Principal Amount		Value

Texas: (continued)
	City of Austin TX Electric Utility Revenue, Series A (RB)
$35,000	5.00%, 11/15/24	$42,173
15,000	5.00%, 11/15/25 (c)	17,891
35,000	5.00%, 11/15/25	42,405
30,000	City of Austin TX Water & Wastewater System Revenue (RB) 5.00%, 11/15/26 (c)	35,571
35,000	City of Austin TX Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/23 (c)	41,288
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
50,000	5.00%, 11/15/22 (c)	58,391
1,000,000	5.00%, 05/15/24 (c)	1,175,820
650,000	5.00%, 05/15/24 (c)	756,483
1,000,000	5.00%, 05/15/24 (c)	1,168,750
	City of Austin, Texas, Water & Wastewater System Revenue, Series A (RB)
1,000,000	3.70%, 05/15/23 (c)	1,074,350
50,000	5.00%, 05/15/23 (c)	59,046
	City of Austin, Water and Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	461,324
480,000	5.00%, 11/15/22 (c)	558,898
1,400,000	5.00%, 11/15/26 (c)	1,649,718
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	556,075
1,175,000	5.00%, 02/15/24 (c)	1,330,546
1,450,000	5.00%, 02/15/24 (c)	1,667,021
500,000	5.00%, 02/15/25 (c)	553,920
1,000,000	5.00%, 02/15/25 (c)	1,127,510
	City of Dallas TX Waterworks & Sewer System Revenue, Series A (RB)
20,000	5.00%, 10/01/23	23,792
15,000	5.00%, 10/01/24	18,085
400,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	443,160
	City of Dallas, Waterworks and Sewer System, Series A (RB)
30,000	5.00%, 10/01/22 (c)	35,097
1,000,000	5.00%, 10/01/25 (c)	1,179,420
1,425,000	5.00%, 10/01/25 (c)	1,693,698
1,350,000	5.00%, 10/01/26 (c)	1,591,744
1,150,000	5.00%, 10/01/26 (c)	1,363,244
35,000	City of El Paso TX (GO) 5.00%, 08/15/24	41,951
	City of El Paso TX Water & Sewer Revenue (RB)
20,000	5.00%, 03/01/24 (c)	23,755
30,000	5.00%, 03/01/24	35,738
400,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	473,136
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	55,918
1,470,000	5.00%, 11/01/20 (c)	1,644,518

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	$1,328,801
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,174,780
	City of Houston TX Combined Utility System Revenue, Series B (RB)
40,000	5.00%, 11/15/24	48,291
15,000	5.00%, 11/15/26 (c)	17,966
50,000	5.00%, 11/15/26 (c)	60,876
15,000	City of Houston TX Combined Utility System Revenue, Series C (RB) 5.00%, 05/15/23	17,789
	City of Houston TX Combined Utility System Revenue, Series D (RB)
30,000	3.38%, 11/15/22 (c)	30,037
20,000	5.00%, 11/15/24	24,145
15,000	5.00%, 11/15/24 (c)	17,583
35,000	5.00%, 11/15/24 (c)	41,876
15,000	City of Houston TX, Series A (GO) 5.00%, 03/01/24 (c)	17,514
515,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 5.00%, 11/15/26	630,458
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	748,312
1,000,000	5.00%, 03/01/24 (c)	1,155,990
635,000	5.00%, 03/01/26 (c)	729,113
200,000	5.00%, 03/01/26 (c)	231,484
700,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	814,674
	City of San Antonio TX Electric & Gas Systems Revenue (RB)
15,000	5.00%, 02/01/26	18,311
25,000	5.00%, 02/01/26	30,518
85,000	5.00%, 08/01/26 (c)	100,134
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,200,000	5.00%, 08/01/22 (c)	1,399,164
1,000,000	5.00%, 08/01/26 (c)	1,222,730
500,000	5.25%, 02/01/25	614,825
	City of San Antonio, General Improvement (GO)
1,030,000	5.00%, 02/01/24 (c)	1,221,879
100,000	5.00%, 02/01/24	120,095
280,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	278,018
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,258,266
500,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	585,080
70,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	82,414
Principal Amount		Value

Texas: (continued)
	Comal Independent School District, Series A (GO)
$120,000	4.00%, 02/01/21 (c)	$128,614
585,000	4.00%, 02/01/21 (c)	627,430
10,000	Conroe Independent School District (GO) 5.00%, 02/15/25 (c)	11,673
	Conroe Independent School District, Series A (GO)
500,000	5.00%, 02/15/21 (c)	561,370
10,000	5.00%, 02/15/24	11,999
105,000	5.00%, 02/15/25	127,176
500,000	County of Bexar TX (GO) 4.00%, 06/15/25 (c)	538,385
250,000	County of Dallas TX (GO) 5.00%, 08/15/26 (c)	301,945
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	973,639
1,000,000	5.00%, 07/15/20 (c)	1,114,070
15,000	County of Fort Bend TX (GO) 5.00%, 03/01/22 (c)	17,283
	County of Fort Bend TX, Series B (GO)
50,000	5.00%, 03/01/25 (c)	59,147
20,000	5.00%, 03/01/26 (c)	23,938
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	541,335
	County of Harris TX, Series A (GO)
10,000	5.00%, 08/15/22 (c)	11,681
25,000	5.00%, 08/15/23	29,699
25,000	5.00%, 10/01/25	30,628
125,000	5.00%, 08/15/26 (c)	148,803
30,000	County of Harris TX, Series B (RB) 5.00%, 08/15/24	36,026
	County of Harris TX, Series C (RB)
20,000	4.00%, 08/15/22 (c)	20,900
10,000	5.00%, 08/15/22 (c)	11,535
20,000	5.00%, 08/15/22 (c)	23,059
	County of Harris, Series A (GO)
1,280,000	5.00%, 10/01/25 (c)	1,518,157
1,040,000	5.00%, 10/01/25 (c)	1,243,070
275,000	5.00%, 10/01/25 (c)	333,121
230,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	269,305
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,250,000	5.00%, 08/15/26 (c)	1,453,400
2,250,000	5.00%, 08/15/26 (c)	2,630,047
1,530,000	5.00%, 08/15/26 (c)	1,810,296
500,000	County of Harris, Texas, Series C (RB) 5.00%, 08/15/22 (c)	574,025
35,000	County of Travis TX, Series A (GO) 5.00%, 03/01/26 (c)	41,739
	Cypress-Fairbanks Independent School District (GO)
75,000	5.00%, 02/15/23 (c)	87,541
1,300,000	5.00%, 02/15/25 (c)	1,525,511

See Notes to Financial Statements

66

Principal Amount		Value

Texas: (continued)
	Cypress-Fairbanks Independent School District, Series C (GO)
$100,000	5.00%, 02/15/23	$118,525
700,000	5.00%, 02/15/24 (c)	825,272
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	116,782
75,000	Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	83,606
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
75,000	5.00%, 12/01/22	87,899
135,000	5.00%, 12/01/25 (c)	159,538
1,050,000	5.00%, 12/01/25 (c)	1,235,545
515,000	5.00%, 12/01/25 (c)	621,785
10,000	5.00%, 12/01/25 (c)	11,911
	Dallas Area Rapid Transit, Series A (RB)
160,000	5.00%, 12/01/24 (c)	192,099
40,000	5.00%, 12/01/25 (c)	47,950
350,000	Dallas County Utility & Reclamation District (GO) 5.00%, 02/15/28	417,987
	Dallas Independent School District (GO)
640,000	5.00%, 08/15/22 (c)	742,061
100,000	5.00%, 08/15/22 (c)	116,881
15,000	5.00%, 02/15/25 (c)	18,013
	Dallas Independent School District, Series A (GO)
10,000	5.00%, 08/15/23	11,906
1,000,000	5.00%, 08/15/24 (c)	1,180,080
10,000	5.00%, 08/15/24 (c)	11,875
100,000	5.00%, 08/15/24	120,537
375,000	5.00%, 02/15/25	453,900
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	420,747
	Dallas/Fort Worth International Airport, Series G (RB)
20,000	5.00%, 11/01/20 (c)	22,201
30,000	5.00%, 11/01/20 (c)	33,540
	Denton Independent School District (GO)
25,000	5.00%, 08/15/23	29,814
1,130,000	5.00%, 02/15/25 (c)	1,359,639
15,000	Dripping Springs Independent School District/TX (GO) 5.00%, 02/15/24 (c)	17,862
	Eagle Mountain & Saginaw Independent School District (GO)
10,000	5.00%, 02/15/26 (c)	11,813
75,000	5.00%, 02/15/26 (c)	89,832
335,000	Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 02/15/26 (c)	359,348
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	87,594
Principal Amount		Value

Texas: (continued)
$115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	$134,031
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	362,385
470,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	547,268
	Fort Worth Independent School District (GO)
15,000	5.00%, 02/15/25	18,192
20,000	5.00%, 02/15/25 (c)	23,671
10,000	5.00%, 02/15/25	12,128
500,000	5.00%, 02/15/26 (c)	600,190
750,000	5.00%, 02/15/26	917,535
20,000	Frisco Independent School District, Series A (GO) 5.00%, 08/15/23	23,838
165,000	Garland Independent School District (GO) 4.00%, 02/15/25 (c)	177,321
525,000	Garland Independent School District, Series A (GO) 5.00%, 02/15/25	635,880
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	292,615
20,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	23,665
	Harris County Cultural Education Facilities Finance Corp., Series 1 (RB)
10,000	5.00%, 11/15/23	11,735
80,000	5.00%, 10/01/25 (c)	95,152
1,315,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,559,669
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/24 (c)	113,974
965,000	5.00%, 11/15/24 (c)	1,107,579
1,225,000	5.00%, 11/15/24 (c)	1,409,583
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
1,000,000	3.00%, 05/15/26 (c)	910,110
520,000	3.00%, 05/15/26 (c)	479,315
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	501,912
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	169,575
120,000	5.00%, 12/01/22 (c)	136,464
1,505,000	5.00%, 12/01/24 (c)	1,719,688

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	$599,785
	Harris County, Texas Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	597,890
250,000	5.00%, 10/01/25 (c)	298,815
1,000,000	5.00%, 10/01/25 (c)	1,202,850
1,000,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	1,172,580
1,000,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,179,710
70,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	83,054
100,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	109,211
175,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/24	210,480
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	295,555
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,425,000	5.00%, 03/01/23 (c)	1,668,119
750,000	5.00%, 03/01/24 (c)	872,107
	Humble Independent School District, Series B (GO)
10,000	5.00%, 02/15/24	11,999
500,000	5.00%, 02/15/25	605,200
250,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	262,850
	Irving Independent School District, Series A (GO)
1,210,000	5.00%, 02/15/24	1,453,609
40,000	5.00%, 02/15/25	48,448
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
130,000	5.00%, 02/15/25 (c)	155,084
375,000	5.00%, 02/15/25	454,200
35,000	Katy Independent School District, Series D (GO) 5.00%, 02/15/25	42,392
315,000	Keller Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	336,033
25,000	Keller Independent School District/TX (GO) 5.00%, 08/15/23 (c)	29,504
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	12,074
Principal Amount		Value

Texas: (continued)
$350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	$412,832
	Lewisville Independent School District, Series A (GO)
70,000	5.00%, 08/15/20 (c)	78,441
20,000	5.00%, 08/15/23	23,799
	Lewisville Independent School District, Series B (GO)
15,000	5.00%, 08/15/25 (c)	18,038
145,000	5.00%, 08/15/25	176,198
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,160,080
	Lone Star College System, Series B (GO)
25,000	5.00%, 02/15/24	30,016
75,000	5.00%, 02/15/25	90,960
500,000	Lower Colorado River Authority (RB) 5.50%, 05/15/23 (c)	589,960
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	248,294
155,000	4.00%, 05/15/22 (c)	161,527
270,000	5.00%, 05/15/26 (c)	321,870
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	63,287
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	676,884
990,000	5.00%, 05/15/22 (c)	1,128,986
	Lower Colorado River Authority, Series B (RB)
10,000	3.13%, 05/15/22 (c)	9,460
1,170,000	5.00%, 05/15/22 (c)	1,332,454
675,000	5.00%, 05/15/22 (c)	759,442
660,000	5.00%, 05/15/22 (c)	748,262
370,000	5.00%, 05/15/25 (c)	426,181
380,000	5.00%, 05/15/25 (c)	443,335
105,000	5.00%, 05/15/25 (c)	124,165
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	874,516
	Metropolitan Transit Authority of Harris County, Series A (RB)
35,000	5.00%, 11/01/25	42,464
20,000	5.00%, 11/01/26 (c)	24,259
230,000	Midland County Fresh Water Supply District No. 1, City of Midland Project (RB) 5.00%, 09/15/22 (c)	264,436
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	536,975
500,000	New Hope Cultural Education Facilities Corp., Series A (RB) 5.00%, 07/01/25 (c)	546,390

See Notes to Financial Statements

68

Principal Amount		Value

Texas: (continued)
$1,000,000	New Hope Cultural Education Facilities Corp., Series B (RB) 4.00%, 07/01/26 (c)	$1,000,720
15,000	North East Independent School District/TX (GO) 5.00%, 08/01/24	18,077
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/23	23,742
20,000	5.00%, 12/15/25	24,077
10,000	5.00%, 12/15/26 (c)	11,955
55,000	5.00%, 12/15/26	66,479
	North Texas Municipal Water District Water System Revenue (RB)
20,000	5.00%, 09/01/23	23,785
20,000	5.00%, 09/01/25 (c)	23,704
20,000	5.00%, 09/01/26 (c)	23,643
	North Texas Municipal Water District, Water System Revenue (RB)
95,000	3.00%, 09/01/25 (c)	94,378
650,000	4.00%, 03/01/22 (c)	678,990
1,430,000	5.00%, 09/01/25 (c)	1,700,770
85,000	5.00%, 09/01/25 (c)	101,802
400,000	5.00%, 09/01/26 (c)	475,400
340,000	5.25%, 03/01/22 (c)	397,599
1,250,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/26 (c)	1,433,225
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,684,703
850,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	960,678
25,000	North Texas Tollway Authority, Series B (RB) 5.00%, 01/01/25	29,890
1,190,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	1,356,826
25,000	Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	29,550
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,202,040
1,000,000	5.00%, 02/15/25 (c)	1,196,890
	Northwest Independent School District, Series B (GO)
35,000	5.00%, 02/15/25 (c)	42,168
15,000	5.00%, 02/15/25	18,168
125,000	Pasadena Independent School District (GO) 5.00%, 02/15/23 (c)	145,604
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	583,010
Principal Amount		Value

Texas: (continued)
$20,000	Permanent University Fund - Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	$24,135
50,000	Permanent University Fund - University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	59,094
	Permanent University Fund - University of Texas System, Series B (RB)
35,000	5.00%, 07/01/23	41,774
45,000	5.00%, 07/01/24	54,365
15,000	5.00%, 07/01/24 (c)	17,988
30,000	5.00%, 07/01/25	36,594
20,000	5.00%, 07/01/25 (c)	23,767
30,000	Plano Independent School District, Series A (GO) 5.00%, 02/15/24	36,040
1,475,000	San Antonio Electric and Gas Systems Revenue (RB) 5.25%, 02/01/24	1,795,739
1,445,000	San Antonio Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/24	1,732,858
70,000	San Antonio Independent School District/TX (GO) 5.00%, 02/15/25 (c)	83,672
400,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/26 (c)	474,716
	San Antonio Water System, Series A (RB)
15,000	5.00%, 05/15/23	17,751
25,000	5.00%, 11/15/23 (c)	30,030
500,000	5.00%, 05/15/26 (c)	597,385
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	29,567
1,000,000	5.00%, 08/15/25 (c)	1,205,890
	State of Texas (GO)
10,000	5.00%, 04/01/24 (c)	11,878
20,000	5.00%, 04/01/24 (c)	23,940
20,000	5.00%, 04/01/24 (c)	23,812
15,000	5.00%, 04/01/26 (c)	17,664
15,000	5.00%, 10/01/26	18,495
	State of Texas, Series A (GO)
10,000	5.00%, 04/01/22 (c)	11,564
10,000	5.00%, 10/01/24	12,118
15,000	5.00%, 10/01/24 (c)	18,005
20,000	5.00%, 10/01/24	24,236
25,000	5.00%, 10/01/27 (c)	30,012
	State of Texas, Transportation Commission (GO)
65,000	5.00%, 04/01/24 (c)	76,746
750,000	5.00%, 04/01/24 (c)	890,820
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,563,426
1,255,000	5.00%, 10/01/24 (c)	1,479,043
1,035,000	5.00%, 10/01/25 (c)	1,250,218
1,000,000	5.00%, 04/01/26 (c)	1,184,540

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	State of Texas, Transportation Commission, Series B (GO)
$1,700,000	5.00%, 10/01/27 (c)	$2,027,216
1,250,000	5.00%, 10/01/27 (c)	1,500,587
	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB)
15,000	5.00%, 02/15/26	18,045
10,000	5.00%, 05/15/26 (c)	11,710
30,000	Tarrant County, Cultural Education Facilities Finance Corp. (RB) 5.00%, 10/01/23 (c)	34,802
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	933,431
235,000	5.25%, 10/01/23 (c)	271,702
	Tarrant Regional Water Control and Improvement District (RB)
1,100,000	5.00%, 03/01/25 (c)	1,309,011
1,040,000	5.00%, 03/01/25 (c)	1,250,808
1,035,000	5.00%, 03/01/25	1,251,418
	Tarrant Regional Water District (RB)
25,000	5.00%, 03/01/25 (c)	29,359
20,000	5.00%, 03/01/25 (c)	23,643
10,000	Texas A&M University, Series B (RB) 5.00%, 05/15/23	11,910
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,078
180,000	5.00%, 05/15/26	220,093
	Texas A&M University, Series E (RB)
10,000	5.00%, 05/15/25	12,125
25,000	5.00%, 05/15/26	30,569
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	243,736
230,000	5.00%, 12/15/22 (c)	252,395
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
145,000	5.00%, 12/15/22 (c)	156,458
550,000	5.00%, 12/15/22 (c)	589,688
50,000	5.00%, 12/15/22 (c)	55,131
1,450,000	5.00%, 12/15/22 (c)	1,625,087
500,000	5.00%, 12/15/22 (c)	554,045
465,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	568,486
	Texas State University System, Series A (RB)
20,000	5.00%, 03/15/24	23,959
15,000	5.00%, 03/15/25 (c)	18,030
10,000	5.00%, 03/15/26	12,145
1,000,000	5.00%, 03/15/27 (c)	1,213,470
	Texas Transportation Commission State Highway Fund (RB)
35,000	5.00%, 10/01/24	42,413
1,000,000	5.00%, 10/01/26	1,231,100
Principal Amount		Value

Texas: (continued)
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
$1,030,000	5.00%, 04/01/23	$1,221,642
1,940,000	5.00%, 04/01/24	2,336,109
	Texas Transportation Commission State Highway Fund, Series A (RB)
65,000	5.00%, 10/01/23	77,714
20,000	5.00%, 04/01/24 (c)	24,026
90,000	5.00%, 10/01/24	109,062
60,000	5.00%, 10/01/25	73,195
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	142,294
	Texas Water Development Board (RB)
25,000	5.00%, 04/15/25	30,385
595,000	5.00%, 10/15/26 (c)	718,391
	Texas Water Development Board, Series A (RB)
15,000	4.00%, 10/15/25 (c)	16,089
25,000	5.00%, 04/15/24	30,168
150,000	5.00%, 10/15/25 (c)	179,793
75,000	5.00%, 10/15/25 (c)	88,326
1,035,000	5.00%, 10/15/25 (c)	1,243,201
30,000	The University of Texas System (RB) 5.00%, 08/15/23	35,876
	The University of Texas System, Series B (RB)
85,000	5.00%, 08/15/24 (c)	99,871
50,000	5.00%, 08/15/25	61,140
20,000	5.00%, 08/15/26	24,659
	The University of Texas System, Series D (RB)
20,000	5.00%, 08/15/23	23,917
20,000	5.00%, 08/15/25	24,456
20,000	The University of Texas System, Series E (RB) 5.00%, 08/15/24	24,213
	The University of Texas System, Series J (RB)
10,000	5.00%, 08/15/23	11,959
10,000	5.00%, 08/15/24	12,107
20,000	5.00%, 08/15/25	24,456
15,000	5.00%, 08/15/26 (c)	18,312
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	95,937
45,000	Trinity River Authority Central Regional Wastewater System Revenue (RB) 5.00%, 08/01/26	55,275
15,000	University of North Texas, Series A (RB) 5.00%, 04/15/27 (c)	18,036
35,000	Via Metropolitan Transit (RB) 5.00%, 07/15/26	42,665
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	87,957
		157,503,983

See Notes to Financial Statements

70

Principal Amount		Value

Utah: 0.2%
$605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	$649,921
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	363,706
400,000	State of Utah (GO) 5.00%, 07/01/24	486,832
15,000	The University of Utah, Series B (RB) 5.00%, 08/01/24	18,155
	The University of Utah, Series B-1 (RB)
20,000	5.00%, 08/01/23	23,855
10,000	5.00%, 08/01/24	12,104
2,000,000	Utah Transit Authority (RB) 4.12%, 06/15/26 (c) ^	1,076,220
	Utah Transit Authority, Series A (RB)
10,000	5.00%, 06/15/24	11,951
125,000	5.00%, 06/15/24	151,604
	Utah Transit Authority, Subordinated Sales Tax (RB)
155,000	3.00%, 06/15/26 (c)	155,612
600,000	4.00%, 06/15/26 (c)	648,030
155,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	182,306
		3,780,296
Vermont: 0.1%
1,000,000	Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,122,380
Virginia: 2.2%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	804,505
1,500,000	City of Richmond VA Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,772,235
140,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	164,507
530,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/23 (c)	612,457
	Commonwealth of Virginia, Series B (GO)
10,000	4.00%, 06/01/23 (c)	11,310
500,000	5.00%, 06/01/25 (c)	607,620
1,000,000	5.00%, 06/01/25 (c)	1,220,230
90,000	5.00%, 06/01/25 (c)	109,971
15,000	County of Fairfax VA, Series A (GO) (SAW) 5.00%, 10/01/24 (c)	18,131
15,000	County of Fairfax VA, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	18,492
Principal Amount		Value

Virginia: (continued)
$1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	$1,612,007
15,000	County of Henrico VA Water & Sewer Revenue (RB) 5.00%, 05/01/25	18,322
715,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	842,964
25,000	Fairfax County Industrial Development Authority, Series A (RB) 5.00%, 05/15/26 (c)	29,319
15,000	Fairfax County Industrial Development Authority, Series B (RB) 5.00%, 05/15/26	18,300
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	629,288
375,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/24	454,819
485,000	Fairfax County, Virginia Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	574,478
250,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	299,012
750,000	Upper Occoquan Sewage Authority (RB) 5.00%, 07/01/25 (c)	908,565
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	583,140
1,100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	1,314,687
395,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB) 3.00%, 02/01/22 (c)	404,843
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,067,130
1,000,000	5.00%, 09/01/26 (c)	1,210,520
1,000,000	5.00%, 09/01/26 (c)	1,219,840
1,030,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	1,128,128
20,000	Virginia College Building Authority, Series A (RB) 5.00%, 02/01/25	24,220

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Virginia: (continued)
$15,000	Virginia College Building Authority, Series B (RB) 4.00%, 02/01/22 (c)	$16,451
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 09/15/23	17,935
15,000	5.00%, 05/15/24 (c)	17,755
1,000,000	5.00%, 05/15/26	1,228,240
20,000	5.00%, 09/15/26 (c)	24,004
500,000	5.00%, 09/15/26 (c)	609,395
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	266,725
1,000,000	5.00%, 05/15/24 (c)	1,189,410
	Virginia Commonwealth Transportation Board, Series A (RB)
150,000	5.00%, 03/15/23 (c)	175,878
450,000	5.00%, 03/15/23 (c)	524,641
1,450,000	5.00%, 03/15/23 (c)	1,700,154
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	125,564
475,000	3.00%, 08/01/24 (c)	480,244
820,000	3.00%, 08/01/26 (c)	792,604
1,000,000	5.00%, 08/01/25	1,222,690
565,000	5.00%, 08/01/26	697,193
	Virginia Public Building Authority, Series B (RB)
10,000	5.00%, 08/01/23	11,940
10,000	5.00%, 08/01/23	11,940
25,000	5.00%, 08/01/25	30,567
15,000	5.00%, 08/01/26	18,510
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	449,960
1,750,000	5.00%, 08/01/23	2,089,570
10,000	5.00%, 08/01/24	12,111
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	914,257
30,000	5.00%, 08/01/26 (c)	36,320
10,000	5.00%, 08/01/26	12,368
575,000	5.00%, 08/01/26 (c)	706,295
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,053,666
	Virginia Public School Authority, Series B (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,116,360
20,000	5.00%, 08/01/24	24,222
25,000	Virginia Resources Authority (RB) 5.00%, 10/01/23	29,991
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	866,220
1,115,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,329,905
Principal Amount		Value

Virginia: (continued)
$250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	$299,740
		35,781,865
Washington: 4.0%
600,000	Auburn School District No 408 of King & Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	638,034
	Central Puget Sound Regional Transit Authority, Sale Tax, Series S-1 (RB)
625,000	5.00%, 11/01/22 (c)	735,269
750,000	5.00%, 11/01/25 (c)	882,652
570,000	5.00%, 11/01/25 (c)	674,139
	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
250,000	5.00%, 02/01/22 (c)	289,920
555,000	5.00%, 02/01/22 (c)	643,900
75,000	5.00%, 02/01/22 (c)	87,238
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
20,000	5.00%, 11/01/22 (c)	23,563
10,000	5.00%, 11/01/22 (c)	11,787
15,000	5.00%, 11/01/24	18,281
35,000	5.00%, 11/01/25 (c)	41,659
15,000	5.00%, 11/01/25	18,407
25,000	5.00%, 11/01/26 (c)	29,996
25,000	City of Seattle WA Drainage & Wastewater Revenue (RB) 5.00%, 03/01/22 (c)	28,708
15,000	City of Seattle WA Municipal Light & Power Revenue, Series A (RB) 5.00%, 06/01/22 (c)	17,366
	City of Seattle WA Water System Revenue (RB)
10,000	5.00%, 05/01/23	11,923
15,000	5.00%, 05/01/25	18,347
20,000	5.00%, 08/01/26	24,736
500,000	5.00%, 02/01/27 (c)	603,645
160,000	City of Seattle WA, Series A (GO) 5.00%, 06/01/25	195,637
2,175,000	City of Seattle, Drainage and Wastewater System (RB) 4.00%, 04/01/26 (c)	2,315,875
1,000,000	City of Seattle, Water System Revenue (RB) 5.00%, 05/01/25 (c)	1,182,520
	City of Spokane WA Water & Wastewater Revenue (RB)
45,000	5.00%, 12/01/23	53,802
15,000	5.00%, 12/01/24 (c)	18,114
	Clark County Public Utility District No 1 (RB)
30,000	5.00%, 01/01/24	35,751
25,000	5.00%, 01/01/25	30,086
15,000	County of King WA Sewer Revenue, Series B (RB) 5.00%, 07/01/24	18,010

See Notes to Financial Statements

72

Principal Amount		Value

Washington: (continued)
	County of King WA, Series E (GO)
$460,000	4.00%, 12/01/25 (c)	$489,537
50,000	5.00%, 12/01/25 (c)	59,852
500,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	603,245
	County of King, Washington Sewer Revenue, Series A (GO)
150,000	5.00%, 07/01/24	180,992
1,055,000	5.00%, 01/01/25 (c)	1,245,069
850,000	Energy Northwest Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/24 (c)	996,421
	Energy Northwest Generating Station, Series A (RB)
90,000	4.00%, 07/01/24	102,467
200,000	5.00%, 07/01/23	238,060
2,130,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	2,590,996
1,060,000	Energy Northwest Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	1,264,135
	Energy Northwest, Series A (RB)
20,000	5.00%, 07/01/23	23,806
50,000	5.00%, 07/01/26 (c)	60,908
1,115,000	5.00%, 07/01/26	1,368,562
25,000	5.00%, 07/01/26 (c)	30,225
	Energy Northwest, Series C (RB)
20,000	5.00%, 07/01/24 (c)	24,132
715,000	5.00%, 07/01/25 (c)	837,558
80,000	Issaquah School District No. 411 King County (GO) (SBG) 4.00%, 06/01/26 (c)	86,381
	King County School District No 401 Highline (GO) (SBG)
2,000,000	3.13%, 12/01/26 (c)	1,969,600
1,250,000	5.00%, 12/01/26 (c)	1,495,850
	King County School District No 405 Bellevue (GO) (SBG)
25,000	5.00%, 12/01/23	30,010
20,000	5.00%, 12/01/24	24,262
465,000	5.00%, 12/01/26	573,717
10,000	King County School District No 414 Lake Washington (GO) (SBG) 5.00%, 12/01/24	12,131
550,000	King County, Issaquah School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	597,514
80,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	95,430
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,760
1,065,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,239,511
Principal Amount		Value

Washington: (continued)
	Kitsap County School District No 401 Central Kitsap (GO) (SBG)
$250,000	4.00%, 06/01/26 (c)	$266,862
15,000	4.00%, 06/01/26 (c)	16,843
360,000	Olympia School District No. 111 Thurston County , Series B (GO) (SBG) 5.00%, 06/01/22 (c)	416,606
	Pierce County School District No 10 Tacoma (GO) (SBG)
25,000	5.00%, 12/01/25 (c)	29,460
55,000	5.00%, 12/01/25	67,460
45,000	Pierce County School District No 3 Puyallup, Series A (GO) (SBG) 5.00%, 12/01/22 (c)	52,896
175,000	Pierce County School District No 416 White River (GO) (SBG) 4.00%, 06/01/26 (c)	188,524
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,184,293
	Port of Seattle WA (RB)
15,000	5.00%, 02/01/25	17,881
15,000	5.00%, 02/01/26 (c)	17,877
20,000	5.00%, 02/01/26 (c)	23,476
25,000	Port of Seattle WA, Series B (RB) 5.00%, 09/01/24 (c)	29,160
100,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22 (c)	115,672
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	22,833
30,000	Port of Tacoma WA, Series A (GO) 5.00%, 12/01/26 (c)	35,566
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	596,940
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,209,080
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	234,582
140,000	5.00%, 09/01/23	166,309
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	845,401
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
500,000	5.00%, 02/01/23 (c)	584,850
1,540,000	5.00%, 02/01/24 (c)	1,851,619
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,181,630
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
480,000	3.13%, 07/01/22 (c)	481,694
300,000	5.00%, 07/01/24 (c)	359,982
2,050,000	5.00%, 07/01/24	2,478,142

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: (continued)
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
$355,000	5.00%, 07/01/23 (c)	$420,732
1,000,000	5.00%, 01/01/25 (c)	1,168,730
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,168,730
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	56,706
	State of Washington, Series A (GO)
10,000	5.00%, 08/01/22 (c)	11,643
10,000	5.00%, 08/01/23 (c)	11,843
25,000	5.00%, 08/01/26 (c)	29,185
	State of Washington, Series A-1 (GO)
40,000	5.00%, 08/01/24 (c)	46,848
35,000	5.00%, 08/01/24 (c)	41,761
	State of Washington, Series B (GO)
10,000	5.00%, 07/01/22 (c)	11,672
20,000	5.00%, 07/01/24	24,177
60,000	5.00%, 07/01/24 (c)	72,620
50,000	5.00%, 02/01/25 (c)	60,154
20,000	5.00%, 01/01/26 (c)	23,296
45,000	5.00%, 01/01/26 (c)	53,905
10,000	5.00%, 08/01/26 (c)	11,897
10,000	5.00%, 08/01/26 (c)	12,098
	State of Washington, Series C (GO)
10,000	4.00%, 07/01/23 (c)	10,953
20,000	5.00%, 07/01/23 (c)	23,626
20,000	5.00%, 07/01/23	23,845
30,000	5.00%, 07/01/23 (c)	35,555
10,000	5.00%, 02/01/25	12,118
1,000,000	5.00%, 01/01/26 (c)	1,158,120
10,000	5.00%, 01/01/26 (c)	12,065
15,000	5.00%, 01/01/26 (c)	17,968
20,000	5.00%, 02/01/26 (c)	24,044
	State of Washington, Series D (GO)
25,000	5.00%, 07/01/23 (c)	29,533
25,000	5.00%, 02/01/24 (c)	28,756
45,000	5.00%, 02/01/24 (c)	52,949
40,000	5.00%, 01/01/25 (c)	46,508
	State of Washington, Series E (GO)
35,000	5.00%, 02/01/24 (c)	40,611
25,000	5.00%, 02/01/24 (c)	29,796
10,000	5.00%, 07/01/24	12,089
540,000	5.00%, 01/01/25 (c)	634,397
15,000	5.00%, 01/01/25 (c)	17,841
	State of Washington, Series F (GO)
15,000	5.00%, 01/01/25 (c)	17,531
10,000	5.00%, 01/01/25 (c)	11,980
50,000	State of Washington, Series G (GO) 4.00%, 07/01/23	56,699
	State of Washington, Various Purpose, Series A (GO)
1,480,000	5.00%, 08/01/22 (c)	1,730,505
835,000	5.00%, 08/01/23 (c)	992,122
1,385,000	5.00%, 08/01/26 (c)	1,636,558
1,000,000	5.00%, 08/01/26 (c)	1,198,780
Principal Amount		Value

Washington: (continued)
$1,010,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	$1,178,195
	State of Washington, Various Purpose, Series D (GO)
1,375,000	5.00%, 02/01/23 (c)	1,608,337
100,000	5.00%, 02/01/24 (c)	120,235
2,000,000	State of Washington, Various Purpose, Series R-A (GO) 4.00%, 07/01/24 (c)	2,245,720
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	320,290
50,000	5.00%, 01/01/25 (c)	58,135
350,000	5.00%, 01/01/25 (c)	413,861
1,085,000	5.00%, 01/01/25 (c)	1,290,499
	State of Washington, Various Purpose, Series R-E (GO)
250,000	5.00%, 01/01/25 (c)	287,492
630,000	5.00%, 01/01/25 (c)	732,495
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	201,329
	Tobacco Settlement Authority (RB)
25,000	5.00%, 06/01/23	28,731
940,000	5.25%, 06/01/21 (c)	1,022,090
475,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	549,523
45,000	University of Washington, Series C (RB) 5.00%, 01/01/23 (c)	52,584
	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB)
225,000	5.00%, 10/01/22 (c)	248,499
75,000	5.00%, 10/01/22 (c)	84,231
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	468,759
325,000	5.00%, 04/01/25 (c)	372,437
430,000	5.00%, 04/01/25 (c)	503,689
760,000	5.00%, 04/01/25 (c)	884,929
1,775,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/23 (c)	2,056,692
		63,192,832
West Virginia: 0.2%
15,000	State of West Virginia, Series A (GO) 5.00%, 06/01/23	17,818
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	868,815
495,000	5.00%, 06/01/25	584,600
135,000	5.00%, 06/01/26 (c)	159,133
1,000,000	5.00%, 06/01/26	1,184,940
	West Virginia University Board of Governors, Series A (RB)
460,000	5.00%, 10/01/22 (c)	528,397
645,000	5.00%, 10/01/22 (c)	748,065
		4,091,768

See Notes to Financial Statements

74

Principal Amount		Value

Wisconsin: 1.0%
$560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	$627,850
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1 (RB)
15,000	5.00%, 06/01/23	17,866
20,000	5.00%, 06/01/23 (c)	23,618
10,000	5.00%, 06/01/24 (c)	11,934
25,000	5.00%, 06/01/24 (c)	29,709
20,000	5.00%, 06/01/24	24,205
15,000	5.00%, 06/01/24 (c)	17,978
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	327,539
	State of Wisconsin, Series 1 (GO)
50,000	5.00%, 05/01/23	59,586
10,000	5.00%, 05/01/23 (c)	11,780
50,000	5.00%, 05/01/23 (c)	59,053
15,000	5.00%, 05/01/24	18,163
20,000	5.00%, 11/01/24	24,359
15,000	5.00%, 05/01/25 (c)	18,100
25,000	5.00%, 05/01/25 (c)	30,413
535,000	5.00%, 05/01/25	653,476
	State of Wisconsin, Series 2 (GO)
20,000	5.00%, 05/01/22 (c)	23,179
25,000	5.00%, 11/01/25	30,745
150,000	5.00%, 05/01/26 (c)	180,843
	State of Wisconsin, Series 3 (GO)
125,000	5.00%, 11/01/22 (c)	145,694
385,000	5.00%, 11/01/22 (c)	450,935
10,000	5.00%, 11/01/22 (c)	11,730
	State of Wisconsin, Series 4 (GO)
20,000	5.00%, 11/01/24 (c)	23,834
1,575,000	5.00%, 11/01/24 (c)	1,885,369
650,000	5.00%, 11/01/24 (c)	785,089
	State of Wisconsin, Series A (GO)
300,000	4.00%, 05/01/21 (c)	319,713
80,000	4.00%, 05/01/21 (c)	85,510
15,000	5.00%, 05/01/25 (c)	17,407
250,000	5.00%, 05/01/25 (c)	293,057
20,000	5.00%, 05/01/25	24,429
	State of Wisconsin, Series B (GO)
100,000	4.00%, 05/01/23	113,483
10,000	5.00%, 05/01/26 (c)	11,695
10,000	5.00%, 05/01/26 (c)	11,765
	State of Wisconsin, Series C (GO)
500,000	4.00%, 05/01/24 (c)	546,175
10,000	5.00%, 05/01/23	11,917
500,000	5.00%, 05/01/24 (c)	586,410
	Wisconsin Department of Transportation, Series 1 (RB)
120,000	5.00%, 07/01/22 (c)	138,714
20,000	5.00%, 07/01/23	23,755
15,000	5.00%, 07/01/23 (c)	17,624
45,000	5.00%, 07/01/24	54,164
15,000	5.00%, 07/01/25 (c)	18,097
Principal Amount		Value

Wisconsin: (continued)
$25,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/23	$29,693
	Wisconsin Department of Transportation, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,175,130
510,000	5.00%, 07/01/24 (c)	602,269
	Wisconsin Health & Educational Facilities Authority, Series A (RB)
10,000	5.00%, 05/15/26 (c)	11,763
20,000	5.00%, 05/15/26 (c)	23,718
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,050,290
405,000	5.00%, 11/01/24 (c)	466,337
1,500,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	1,497,690
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,172,430
	Wisconsin State Transportation, Series 1 (RB)
1,575,000	5.00%, 07/01/22 (c)	1,817,266
35,000	5.00%, 07/01/22 (c)	40,571
810,000	5.00%, 07/01/23 (c)	952,236
		16,606,355
Total Municipal Bonds (Cost: $1,570,859,912)		1,568,740,278

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,499,089)
1,499,089	Dreyfus Government Cash Management Fund – Institutional Shares	1,499,089
Total Investments: 98.6% (Cost: $1,572,359,001)		1,570,239,367
Other assets less liabilities: 1.4%		22,272,470
NET ASSETS: 100.0%		$1,592,511,837

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	7.6%	$119,161,207
Health Care	5.5	86,837,316
Housing	0.4	5,324,021
Industrial Revenue	0.2	3,288,580
Leasing	7.1	111,158,408
Local	16.9	264,706,767
Power	6.0	93,846,673
Solid Waste/Resource Recovery	0.1	2,004,773
Special Tax	10.9	171,344,377
State	21.5	337,777,794
Tobacco	0.2	3,561,191
Transportation	13.7	215,327,635
Water & Sewer	9.8	154,401,536
Money Market Fund	0.1	1,499,089
	100.0%	$1,570,239,367

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,568,740,278	$—	$1,568,740,278
Money Market Fund	1,499,089	—	—	1,499,089
Total	$1,499,089	$1,568,740,278	$—	$1,570,239,367

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

76

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 96.4%
Alabama: 1.5%
	Alabama Incentives Financing Authority, Series A (RB)
$10,000	3.75%, 09/01/22 (c)	$10,125
15,000	5.00%, 09/01/22 (c)	16,607
95,000	Birmingham Water Board Revenue, Series A (RB) 4.00%, 01/01/27 (c)	97,995
800,000	County of Jefferson, Alabama Sewer Revenue, Series B (RB) (AGM) 5.23%, 10/01/23 (c) ^	325,040
125,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	138,331
375,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	369,930
	Jefferson County, Senior Lien, Series A (RB) (AGM)
20,000	5.25%, 10/01/23 (c)	22,425
125,000	5.50%, 10/01/23 (c)	141,398
	Lower Alabama Gas District, Gas Project Revenue, Series A (RB)
125,000	5.00%, 09/01/34	147,054
345,000	5.00%, 09/01/46	415,042
250,000	State of Alabama, Series A (GO) 3.00%, 02/01/26 (c)	232,985
15,000	Tuscaloosa City Board of Education (RB) 5.00%, 08/01/26 (c)	16,940
250,000	UAB Medicine Finance Authority, Series B (RB) 4.00%, 09/01/26 (c)	256,258
250,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	280,940
		2,471,070
Alaska: 0.0%
10,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	10,337
Arizona: 1.5%
	Arizona Board of Regents, Arizona State University (RB)
10,000	3.00%, 06/01/26 (c)	9,522
40,000	5.00%, 06/01/26 (c)	45,768
	Arizona Board of Regents, Arizona State University, Series A (RB)
10,000	5.00%, 07/01/22 (c)	11,250
600,000	5.00%, 07/01/22 (c)	666,966
15,000	5.00%, 07/01/25 (c)	16,971
	Arizona Health Facilities Authority, Series A (RB)
145,000	3.75%, 01/01/22 (c)	142,249
375,000	5.00%, 01/01/24 (c)	413,062
20,000	Arizona Transportation Board, Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	22,833
350,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
	4.00%, 01/01/27 (c)	355,036
Principal Amount		Value

Arizona: (continued)
$250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	$283,575
	Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System, Series A (RB)
400,000	5.00%, 06/01/25 (c)	454,848
60,000	5.00%, 01/01/27 (c)	69,670
		2,491,750
Arkansas: 0.0%
15,000	North Little Rock School District No. 1, Series B (GO) (SAW) 4.50%, 08/01/20 (c)	16,074
California: 18.9%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
450,000	4.00%, 10/01/26 (c)	456,340
350,000	5.00%, 10/01/26 (c)	391,776
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	475,231
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	437,833
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	136,121
815,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	904,846
500,000	Beverly Hills Unified School District (GO) 4.28%, 08/01/26 (c) ^	196,725
35,000	California Educational Facilities Authority, Pepperdine University (RB) 5.00%, 04/01/26 (c)	40,230
250,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	324,552
95,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/26 (c)	95,145
	California Health Facilities Financing Authority, Series A (RB)
145,000	4.00%, 03/01/23 (c)	145,850
100,000	4.00%, 08/15/24 (c)	105,091
400,000	5.00%, 08/15/23 (c)	432,152
250,000	5.00%, 11/15/25 (c)	279,017
370,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	373,796
500,000	California Public Finance Authority (RB) 5.00%, 10/15/26 (c)	537,790
	California State Public Works Board, Department of Correction and Rehabilitation, Series H (RB)
410,000	3.50%, 12/01/25 (c)	407,220
450,000	4.00%, 12/01/25 (c)	470,272
20,000	California State Public Works Board, Series G (RB) 5.00%, 11/01/22 (c)	22,684

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$495,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	$552,034
	California State University, Series A (RB)
40,000	3.75%, 11/01/22 (c)	40,257
975,000	5.00%, 11/01/24 (c)	1,124,087
10,000	5.00%, 11/01/24 (c)	11,341
30,000	5.00%, 11/01/25 (c)	34,156
20,000	5.00%, 11/01/25 (c)	22,707
300,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	321,204
500,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	549,925
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	141,468
250,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	285,297
	City of Los Angeles, Department of Airports, Series B (RB)
435,000	5.00%, 05/15/22 (c)	490,958
155,000	5.00%, 05/15/25 (c)	175,917
400,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 4.00%, 06/01/25 (c)	406,904
30,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB) 5.00%, 05/01/22 (c)	34,166
50,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	51,391
375,000	Coast Community College District, Series A (GO) 4.00%, 08/01/23 (c)	386,269
250,000	Cupertino Union School District (GO) 4.00%, 08/01/26 (c)	259,790
470,000	East Bay Municipal Utility District Water System, Series B (RB) 4.00%, 06/01/25 (c)	486,065
450,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	514,629
450,000	El Camino Community College District (GO) 3.65%, 08/01/38 ^	205,322
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	317,581
240,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	214,370
Principal Amount		Value

California: (continued)
$10,000	Fremont Union High School District (GO) 5.00%, 08/01/24 (c)	$11,604
35,000	Gilroy School Facilities Financing Authority, Series A (RB) 4.00%, 08/01/23 (c)	35,540
	Golden State Tobacco Securitization Corp. (RB)
475,000	5.00%, 06/01/25 (c)	531,838
125,000	5.00%, 06/01/25 (c)	140,429
20,000	Imperial Irrigation District Electric System Revenue, Series B-2 (RB) 5.00%, 11/01/26 (c)	22,822
	Imperial Irrigation District Electric System Revenue, Series C (RB)
10,000	5.00%, 05/01/26 (c)	11,389
15,000	5.00%, 05/01/26 (c)	17,171
265,000	5.00%, 05/01/26 (c)	304,257
	Kaweah Delta Health Care District, Series B (RB)
30,000	4.00%, 06/01/25 (c)	30,371
780,000	5.00%, 06/01/25 (c)	852,501
	Los Angeles Department of Water and Power, Series A (RB)
10,000	5.00%, 07/01/22 (c)	11,255
335,000	5.00%, 07/01/24 (c)	380,185
15,000	5.00%, 07/01/24 (c)	17,180
10,000	5.00%, 01/01/26 (c)	11,401
900,000	5.00%, 01/01/26 (c)	1,022,391
185,000	5.00%, 01/01/27 (c)	217,183
	Los Angeles Department of Water and Power, Series B (RB)
40,000	5.00%, 07/01/22 (c)	45,582
15,000	5.00%, 01/01/26 (c)	17,199
10,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	11,349
220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	249,700
200,000	Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/25 (c)	206,750
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	204,936
375,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/25 (c)	433,620
15,000	Northern California Transmission Agency, Series A (RB) 5.00%, 05/01/26 (c)	17,210
10,000	Orange County Water District, Series A (RB) 5.00%, 02/15/27 (c)	11,909
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	420,916
250,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	256,530

See Notes to Financial Statements

78

Principal Amount		Value

California: (continued)
$125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	$141,513
50,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 4.00%, 05/15/26 (c)	51,297
435,000	Regents of the University of California, Series AI (RB) 5.00%, 05/15/23 (c)	502,399
40,000	Regents of the University of California, Series AM (RB) 5.25%, 05/15/24 (c)	47,309
	Regents of the University of California, Series AO (RB)
45,000	4.00%, 05/15/25 (c)	46,563
25,000	5.00%, 05/15/25 (c)	28,835
	Regents of the University of California, Series AR (RB)
250,000	4.00%, 05/15/26 (c)	260,987
460,000	5.00%, 05/15/26 (c)	535,882
	Regents of the University of California, Series G (RB)
85,000	5.00%, 05/15/22 (c)	96,933
450,000	5.00%, 05/15/22 (c)	508,576
140,000	Riverside County Public Financing Authority (RB) 4.00%, 11/01/25 (c)	145,628
40,000	Riverside County Transportation Commission (RB) 5.25%, 06/01/23 (c)	46,830
15,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 06/01/24 (c)	17,387
	San Diego County Regional Transportation Commission, Series A (RB)
10,000	5.00%, 04/01/22 (c)	11,252
40,000	5.00%, 04/01/26 (c)	46,146
175,000	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Series A (RB) 5.00%, 04/15/22 (c)	198,300
35,000	San Diego Public Facilities Financing Authority, Water Revenue, Series B (RB) 5.00%, 08/01/26 (c)	40,583
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	257,007
	San Diego Unified School District, Series I (GO)
400,000	3.97%, 07/01/25 (c) ^	177,348
25,000	3.99%, 07/01/25 (c) ^	12,247
500,000	4.12%, 07/01/25 (c) ^	201,875
250,000	San Francisco City and County Public Utilities Commission, Series A (RB) 4.00%, 10/01/25 (c)	257,562
Principal Amount		Value

California: (continued)
$15,000	San Francisco City and County Redevelopment Agency, Series C (TA) 5.00%, 08/01/26 (c)	$17,004
425,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	480,972
225,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	220,298
555,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	572,349
25,000	Sequoia Union High School District (GO) 3.25%, 07/01/24 (c)	23,569
310,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	314,185
	State of California, Various Purpose (GO)
25,000	3.75%, 10/01/24 (c)	25,355
30,000	4.00%, 04/01/23 (c)	30,697
200,000	4.00%, 09/01/26 (c)	209,680
15,000	4.13%, 05/01/24 (c)	15,511
35,000	4.25%, 04/01/22 (c)	37,213
50,000	4.38%, 02/01/22 (c)	53,200
800,000	4.50%, 12/01/23 (c)	848,072
600,000	5.00%, 04/01/22 (c)	666,270
890,000	5.00%, 09/01/22 (c)	996,070
15,000	5.00%, 09/01/22 (c)	17,027
300,000	5.00%, 04/01/23 (c)	337,110
825,000	5.00%, 11/01/23 (c)	936,812
400,000	5.00%, 10/01/24 (c)	454,220
350,000	5.00%, 08/01/25 (c)	402,706
750,000	5.00%, 09/01/26 (c)	852,262
200,000	5.00%, 09/01/26 (c)	231,446
30,000	5.25%, 04/01/22 (c)	34,327
240,000	Victor Valley Community College District, Series A (GO) 4.00%, 08/01/26 (c)	245,772
15,000	Washington Township Health Care District (GO) 3.75%, 08/01/25 (c)	14,999
	West Contra Costa Unified School District (GO)
125,000	4.00%, 08/01/25 (c)	126,220
55,000	5.00%, 08/01/23 (c)	61,819
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	430,736
		30,640,087
Colorado: 2.2%
20,000	City and County of Denver, Series B (RB) 5.00%, 11/15/22 (c)	22,514
100,000	City of Aurora, First Lien (RB) 2.00%, 08/01/19 (c)	89,643
50,000	Colorado Health Facilities Authority, Adventist health System, Series A (RB) 4.00%, 05/15/26 (c)	50,226
400,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	445,320

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Colorado: (continued)
$115,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	$118,053
125,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	126,278
10,000	Colorado State Building Excellent School Today, Series H (CP) 3.25%, 03/15/22 (c)	9,787
500,000	Joint School District No 27J in Adams and Weld Counties (GO) (SAW) 5.00%, 12/01/25 (c)	570,660
	Park Creek Metropolitan District, Series A (RB)
250,000	5.00%, 12/01/25 (c)	268,557
250,000	5.00%, 12/01/25 (c)	269,500
195,000	Regents of the University of Colorado, Series B (RB) 3.50%, 06/01/22 (c)	194,029
250,000	Regents of the University of Colorado, Series B-1 (RB) 3.00%, 06/01/26 (c)	212,408
	Regional Transportation District, Series A (CP)
10,000	4.00%, 06/01/25 (c)	10,117
230,000	5.00%, 06/01/23 (c)	256,461
	University of Colorado Hospital Authority, Series A (RB)
30,000	4.00%, 11/15/22 (c)	30,536
45,000	5.00%, 11/15/22 (c)	49,581
805,000	University of Colorado, Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	897,808
		3,621,478
Connecticut: 0.6%
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,788
60,000	Metropolitan District Hartford County, Clean Water Project, Series A (RB) 4.00%, 04/01/22 (c)	61,888
360,000	State of Connecticut, Series B (GO) 5.00%, 06/15/25 (c)	397,051
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	411,910
45,000	University of Connecticut, Series A (RB) 5.00%, 01/15/27 (c)	50,627
		937,264
District of Columbia: 0.7%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	543,385
350,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	386,029
25,000	District of Columbia, Series D (RB) 4.00%, 12/01/22 (c)	26,222
Principal Amount		Value

District of Columbia: (continued)
$225,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	$236,882
		1,192,518
Florida: 4.1%
400,000	Broward County, Water and Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	459,916
360,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	405,605
410,000	City of Port St. Lucie, Utility System Revenue (RB) 3.00%, 09/01/26 (c)	359,021
255,000	City of Tallahassee, Florida Health Facilities Authority (RB) 4.00%, 12/01/25 (c)	245,147
415,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	418,760
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,177
750,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	750,562
360,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	397,789
25,000	Hillsborough County Aviation Authority, Series B (RB) 5.00%, 10/01/24 (c)	27,843
	Jacksonville Transportation Authority, Senior Lien (RB)
25,000	5.00%, 08/01/25 (c)	28,785
285,000	5.00%, 08/01/25 (c)	329,275
60,000	Miami-Dade County (RB) 5.00%, 10/01/26 (c)	67,726
750,000	Miami-Dade County Educational Facilities Authority (RB) 5.00%, 04/01/25 (c)	814,177
25,000	Miami-Dade County School District (GO) 5.00%, 03/15/26 (c)	28,305
575,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	639,469
20,000	Miami-Dade County, Series B (RB) (AGM) 4.00%, 10/01/22 (c)	20,380
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	261,006
410,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	437,708
530,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	600,628

See Notes to Financial Statements

80

Principal Amount		Value

Florida: (continued)
$260,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	$289,947
		6,593,226
Georgia: 1.3%
500,000	Georgia Higher Education Facilities Authority (RB) 4.13%, 06/15/25 (c)	523,700
	Georgia Housing and Finance Authority, Subseries B-1 (RB)
15,000	3.35%, 12/01/25 (c)	14,321
125,000	3.35%, 12/01/25 (c)	118,946
	Municipal Electric Authority of Georgia, Plant Vogrle Units 3 and 4, Series A (RB)
505,000	5.00%, 07/01/25 (c)	534,073
35,000	5.50%, 07/01/25 (c)	38,855
750,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	858,502
60,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	53,368
		2,141,765
Guam: 0.1%
130,000	Government of Guam, Series B-1 (RB) 5.00%, 01/01/22 (c)	133,688
Hawaii: 0.6%
445,000	City and County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	471,825
250,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	286,920
140,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	130,558
		889,303
Idaho: 0.5%
	Idaho Health Facilities Authority, Series A (RB)
250,000	5.00%, 03/01/22 (c)	264,802
475,000	5.00%, 03/01/24 (c)	514,016
		778,818
Illinois: 3.7%
15,000	Board of Trustees of the University of Illinois, Series A (RB) 5.00%, 04/01/24 (c)	16,179
50,000	Chicago Metropolitan Water Reclamation District, Series A (GO) 5.00%, 12/01/24 (c)	54,709
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	540,270
25,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	28,207
Principal Amount		Value

Illinois: (continued)
$500,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	$549,290
500,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	523,460
250,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	238,415
150,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/22 (c)	156,638
740,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	734,857
	Illinois Finance Authority, Mercy Health Corp. (RB)
720,000	5.00%, 06/01/26 (c)	764,194
1,000,000	5.00%, 06/01/26 (c)	1,082,590
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	155,183
400,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	371,936
	State of Illinois (GO) (AGM)
250,000	4.38%, 04/01/24 (c)	253,493
455,000	5.00%, 03/01/22 (c)	454,418
		5,923,839
Indiana: 1.3%
25,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	25,909
360,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	355,450
690,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	791,216
400,000	Indiana Municipal Power Agency (RB) 5.00%, 07/01/26 (c)	449,664
450,000	Richmond Hospital Authority, Series A (RB) 5.00%, 01/01/25 (c)	486,198
		2,108,437
Iowa: 0.5%
	Iowa Higher Education Loan Authority (RB)
500,000	5.00%, 12/01/26 (c)	577,295
250,000	5.00%, 12/01/26 (c)	289,545
		866,840
Kansas: 0.0%
25,000	Wyandotte County-Kansas City Unified Government Utility System Revenue (RB) 5.00%, 09/01/24 (c)	27,574

See Notes to Financial Statements

81

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Kentucky: 0.5%
$95,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	$86,892
410,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 4.25%, 07/01/25 (c)	412,821
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	275,675
20,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	18,628
		794,016
Louisiana: 1.0%
10,000	City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	11,171
150,000	City of Bossier City, Utilities Revenue (RB) 5.00%, 10/01/24 (c)	170,012
125,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB) 5.00%, 10/01/24 (c)	138,088
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	377,089
400,000	5.00%, 02/01/24 (c)	433,744
	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project (RB)
30,000	5.00%, 10/01/24 (c)	33,038
415,000	5.00%, 10/01/24 (c)	462,480
10,000	Terrebonne Levee and Conservation District (RB) 5.00%, 07/01/23 (c)	11,207
		1,636,829
Maryland: 1.4%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	444,540
15,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/24 (c)	16,905
255,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	258,162
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	380,901
Principal Amount		Value

Maryland: (continued)
$135,000	Maryland Health and Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	$134,343
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	274,933
250,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	230,035
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	518,400
		2,258,219
Massachusetts: 4.8%
385,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	380,700
450,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	383,292
	Commonwealth of Massachusetts, Series A (GO)
25,000	4.00%, 04/01/21 (c)	25,776
270,000	4.50%, 12/01/21 (c)	291,395
20,000	5.00%, 12/01/21 (c)	22,809
750,000	5.00%, 03/01/24 (c)	839,497
	Commonwealth of Massachusetts, Series E (GO)
50,000	3.00%, 04/01/25 (c)	43,650
85,000	3.00%, 04/01/25 (c)	72,893
425,000	3.25%, 09/01/25 (c)	395,904
375,000	4.00%, 09/01/25 (c)	385,695
415,000	4.00%, 09/01/25 (c)	427,139
250,000	5.00%, 08/01/21 (c)	282,542
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	513,620
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	334,769
635,000	Massachusetts Bay Transportation Authority, Series B (RB) 4.00%, 07/01/25 (c)	663,315
	Massachusetts Development Finance Agency (RB)
200,000	5.00%, 10/01/26 (c)	213,126
450,000	5.00%, 12/01/26 (c)	506,857
10,000	Massachusetts Development Finance Agency, Berklee College of Music Issue (RB) 5.00%, 10/01/26 (c)	11,288
500,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	545,610
910,000	Massachusetts School Building Authority (RB) 5.00%, 08/15/25 (c)	1,039,702

See Notes to Financial Statements

82

Principal Amount		Value

Massachusetts: (continued)
$20,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 11/15/26 (c)	$23,385
290,000	Massachusetts Water Resources Authority (RB) 4.00%, 08/01/26 (c)	306,286
		7,709,250
Michigan: 2.3%
360,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	394,891
500,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	542,000
500,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	550,090
120,000	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB) 5.00%, 11/01/23 (c)	128,005
460,000	L’anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	457,194
	Michigan Finance Authority, Henry Ford Health System (RB)
250,000	4.00%, 11/15/26 (c)	245,318
110,000	4.00%, 11/15/26 (c)	110,519
500,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	532,445
700,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	701,421
		3,661,883
Minnesota: 0.3%
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	448,620
Mississippi: 0.0%
45,000	Mississippi Development Bank, City of Jackson, Series A (RB) (AGM) 3.50%, 09/01/22 (c)	44,194
Missouri: 1.1%
410,000	City of Kansas City, Downtown Arena Projects, Series E (RB) 3.13%, 04/01/25 (c)	390,996
85,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 11/15/23 (c)	91,309
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	251,290
Principal Amount		Value

Missouri: (continued)
$350,000	Metropolitan St. Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	$395,405
	Metropolitan St. Louis Sewer District, Series B (RB)
10,000	5.00%, 05/01/23 (c)	11,295
250,000	5.00%, 05/01/23 (c)	286,090
400,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	415,432
		1,841,817
Nebraska: 0.7%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
310,000	5.00%, 09/01/22 (c)	329,155
400,000	5.25%, 09/01/22 (c)	434,344
25,000	Lancaster County School District No. 0001, Lincoln Public School (GO) 4.00%, 01/15/24 (c)	26,166
180,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	203,674
250,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	206,538
		1,199,877
Nevada: 1.3%
15,000	City of Las Vegas, City Hall, Series C (GO) 4.00%, 03/01/26 (c)	15,576
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	133,846
20,000	Las Vegas Valley, Nevada Water District, Series A (GO) 5.00%, 06/01/26 (c)	22,598
	Las Vegas Valley, Nevada Water District, Series B (GO)
1,035,000	4.00%, 06/01/22 (c)	1,061,765
400,000	4.00%, 06/01/22 (c)	411,472
355,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	374,223
		2,019,480
New Jersey: 2.7%
500,000	Atlantic County Improvement Authority, Series A (RB) (AGM) 4.00%, 07/01/26 (c)	503,415
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	143,377
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
400,000	5.00%, 07/01/24 (c)	433,740
150,000	5.25%, 07/01/23 (c)	165,828

See Notes to Financial Statements

83

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
$360,000	5.00%, 06/15/22 (c)	$362,077
270,000	5.00%, 06/15/23 (c)	272,819
125,000	5.00%, 06/15/24 (c)	124,625
175,000	New Jersey Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	190,652
1,110,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	1,228,848
420,000	Rutgers, State University of New Jersey, Series L (RB) 5.00%, 05/01/23 (c)	464,801
	Rutgers, State University of New Jersey, Series M (RB)
410,000	3.13%, 05/01/21 (c)	373,014
175,000	3.13%, 05/01/21 (c)	158,186
		4,421,382
New York: 14.6%
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	236,986
500,000	5.00%, 01/01/26 (c)	540,830
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	255,964
25,000	City of New York, Subseries B-1 (GO) 4.00%, 12/01/26 (c)	25,968
350,000	County of Nassau, Series B (GO) 5.00%, 04/01/23 (c)	381,118
	County of Nassau, Series C (GO)
400,000	5.00%, 04/01/26 (c)	444,608
200,000	5.00%, 04/01/26 (c)	222,466
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
500,000	5.00%, 07/01/26 (c)	549,685
460,000	5.00%, 07/01/26 (c)	511,755
225,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	248,981
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	335,055
410,000	5.25%, 11/15/26 (c)	488,613
250,000	5.25%, 11/15/26 (c)	296,562
	Metropolitan Transportation Authority, Series A-1 (RB)
25,000	4.00%, 05/15/26 (c)	25,571
405,000	5.00%, 05/15/26 (c)	459,416
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	25,821
	Metropolitan Transportation Authority, Series C (RB)
55,000	5.00%, 11/15/22 (c)	61,551
825,000	5.00%, 11/15/25 (c)	943,057
Principal Amount		Value

New York: (continued)
$25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	$27,931
	Metropolitan Transportation Authority, Series E (RB)
570,000	5.00%, 11/15/22 (c)	636,958
650,000	5.00%, 11/15/23 (c)	729,469
20,000	5.00%, 11/15/23 (c)	22,344
	Metropolitan Transportation Authority, Subseries D-1 (RB)
25,000	5.00%, 11/15/24 (c)	28,027
250,000	5.25%, 11/15/24 (c)	287,492
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	151,932
15,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	14,620
500,000	New York City Housing Development Corp., Series G1 (RB) 3.65%, 11/01/23 (c)	503,310
125,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	119,028
475,000	New York City Municipal Water Finance Authority, Series BB (RB) 5.00%, 12/15/22 (c)	533,938
500,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	563,110
250,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	259,917
750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	845,970
200,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	221,300
	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC-1 (RB)
10,000	5.00%, 06/15/26 (c)	11,388
10,000	5.00%, 12/15/26 (c)	11,542
20,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	22,752
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	181,186
450,000	5.00%, 06/15/23 (c)	509,337
485,000	5.00%, 06/15/23 (c)	539,111
805,000	5.00%, 06/15/24 (c)	915,752

See Notes to Financial Statements

84

Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
$35,000	5.00%, 05/01/22 (c)	$39,470
50,000	5.00%, 11/01/23 (c)	57,612
20,000	5.00%, 02/01/24 (c)	22,568
25,000	5.00%, 11/01/25 (c)	28,887
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	4.00%, 01/15/26 (c)	514,050
15,000	5.00%, 07/15/22 (c)	17,140
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	568,840
600,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/22 (c)	670,110
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
275,000	3.00%, 02/01/26 (c)	251,094
450,000	3.00%, 02/01/26 (c)	412,708
1,380,000	3.00%, 02/01/26 (c)	1,287,264
200,000	New York State Dormitory Authority, Cornell University, Series A (RB) 5.00%, 07/01/26 (c)	234,096
30,000	New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/26 (c)	33,901
	New York State Dormitory Authority, Series A (RB)
200,000	4.00%, 07/01/26 (c)	214,914
375,000	4.00%, 07/01/26 (c)	390,169
25,000	5.00%, 07/01/22 (c)	28,215
300,000	5.00%, 03/15/23 (c)	336,330
135,000	5.00%, 03/15/24 (c)	152,892
10,000	New York State Dormitory Authority, Series B (RB) 5.00%, 07/01/22 (c)	11,374
460,000	New York State Dormitory Authority, Series E (RB) 5.00%, 09/15/25 (c)	527,611
	New York State Thruway Authority, Series A (RB)
25,000	4.00%, 01/01/26 (c)	25,255
250,000	5.00%, 01/01/26 (c)	282,987
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	331,125
	New York State Urban Development Corp., Series A, Group C (RB)
250,000	5.00%, 09/15/25 (c)	285,355
125,000	5.00%, 09/15/25 (c)	142,975
20,000	New York State Urban Development Corp., Series E, Group P (RB) 5.00%, 03/15/23 (c)	22,630

Principal Amount		Value

New York: (continued)
$15,000	Port Authority of New York & New Jersey, Series 171 (RB) 4.50%, 01/15/22 (c)	$16,136
	Port Authority of New York & New Jersey, Series 184 (RB)
25,000	5.00%, 09/01/24 (c)	28,961
25,000	5.00%, 09/01/24 (c)	28,727
650,000	Port Authority of New York & New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	737,048
	Triborough Bridge and Tunnel Authority, Series A (RB)
635,000	4.00%, 11/15/22 (c)	661,225
820,000	5.00%, 05/15/26 (c)	934,989
	Utility Debt Securitization Authority (RB)
840,000	5.00%, 12/15/23 (c)	956,869
35,000	5.00%, 12/15/25 (c)	40,567
100,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	90,277
		23,574,792
North Carolina: 0.8%
400,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	452,400
500,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	514,575
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	386,543
		1,353,518
Ohio: 2.6%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	430,348
	American Municipal Power, Inc., Series A (RB)
85,000	5.00%, 02/15/24 (c)	93,443
400,000	5.00%, 02/15/26 (c)	443,416
125,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	125,621
495,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	567,112
250,000	County of Hamilton, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	260,692
15,000	County of Hamilton, Ohio Healthcare Facilities (RB) (AGM) 5.00%, 06/01/22 (c)	16,604
40,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	38,014
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,299,902

See Notes to Financial Statements

85

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
$485,000	Ohio Higher Educational Facility Commission, Series A (RB) 5.00%, 01/01/22 (c)	$543,918
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	375,217
25,000	Olentangy Local School District (GO) (SD CRED PROG) 5.00%, 06/01/26 (c)	28,669
		4,222,956
Oregon: 0.6%
550,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	568,166
325,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	372,502
		940,668
Pennsylvania: 4.4%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	54,124
55,000	5.00%, 05/01/22 (c)	59,827
15,000	City of Philadelphia, Series A (GO) 5.25%, 01/15/24 (c)	16,918
125,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	126,131
680,000	Commonwealth of Pennsylvania, Second Series (GO) 4.00%, 09/15/26 (c)	703,630
	County of Allegheny, Series C-70 (GO)
30,000	5.00%, 12/01/22 (c)	33,616
10,000	5.00%, 12/01/22 (c)	11,338
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
320,000	4.00%, 06/01/22 (c)	324,694
270,000	5.00%, 06/01/22 (c)	289,853
200,000	Delaware County Authority (RB) 5.00%, 08/01/25 (c)	220,710
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	443,376
10,000	Lehigh County Authority Water and Sewer, Series A (RB) 5.13%, 12/01/23 (c)	11,102
360,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	389,797
360,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	389,783
665,000	Pennsylvania Economic Development Financing Authority, Capital Region Parking System (RB) 6.00%, 01/01/24 (c)	775,437
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	420,964
Principal Amount		Value

Pennsylvania: (continued)
$25,000	Pennsylvania Housing Finance Agency (RB) 3.10%, 10/01/25 (c)	$23,381
45,000	Pennsylvania Turnpike Commission, Motor License (RB) 5.00%, 12/01/22 (c)	50,005
10,000	Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/21 (c)	10,903
	Pennsylvania Turnpike Commission, Series A-1 (RB)
500,000	5.00%, 12/01/22 (c)	544,565
30,000	5.00%, 06/01/26 (c)	33,424
	Pennsylvania Turnpike Commission, Series B (RB)
10,000	5.00%, 12/01/20 (c)	10,908
400,000	5.00%, 12/01/25 (c)	438,836
570,000	5.00%, 12/01/25 (c)	629,314
125,000	5.00%, 12/01/25 (c)	135,508
125,000	Philadelphia Authority For Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	139,410
110,000	Philadelphia Authority For Industrial Development, Thomas Jefferson University, Series A (RB) 4.00%, 03/01/27 (c)	109,821
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	563,620
	West View Municipal Authority Water Revenue (RB)
150,000	4.00%, 11/15/24 (c)	153,827
35,000	5.00%, 11/15/24 (c)	39,891
		7,154,713
South Carolina: 2.1%
225,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	247,241
	South Carolina Public Service Authority, Series A (RB)
460,000	4.00%, 06/01/25 (c)	444,760
25,000	5.00%, 12/01/23 (c)	26,492
125,000	5.00%, 06/01/25 (c)	132,665
165,000	5.50%, 06/01/24 (c)	179,484
95,000	South Carolina Public Service Authority, Series B (RB) 5.13%, 12/01/23 (c)	100,956
	South Carolina Public Service Authority, Series C (RB)
125,000	4.00%, 12/01/24 (c)	120,859
720,000	5.00%, 12/01/24 (c)	763,747
	South Carolina Public Service Authority, Series E (RB)
245,000	5.25%, 12/01/25 (c)	265,563
1,060,000	5.50%, 12/01/23 (c)	1,147,302
		3,429,069

See Notes to Financial Statements

86

Principal Amount		Value

Tennessee: 1.1%
$100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	$103,705
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	260,512
30,000	City of Memphis, Series B (GO) 4.25%, 04/01/24 (c)	31,767
40,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	46,046
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	244,703
25,000	Tennessee Housing Development Agency, Series 2B (RB) 3.25%, 01/01/26 (c)	24,025
790,000	Tennessee State School Bond Authority, Series B (RB) 5.00%, 11/01/25 (c)	896,919
250,000	Washington County, Series A (GO) 3.00%, 06/01/26 (c)	232,445
		1,840,122
Texas: 9.9%
450,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	401,917
290,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	332,528
200,000	Bexar County Hospital District (GO) 4.00%, 02/15/26 (c)	206,884
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	54,478
10,000	Board of Regents, Texas State University System (RB) 5.00%, 03/15/23 (c)	11,385
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	275,442
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	274,920
25,000	Central Texas Turnpike System (RB) 4.31%, 08/15/24 (c) ^	10,591
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	277,132
25,000	Cities of Dallas and Fort Worth International Airport Joint Revenue, Series G (RB) 5.00%, 11/01/20 (c)	27,725
250,000	City of Austin, Airport System Revenue, Series A (RB) 5.00%, 11/15/26 (c)	284,080
35,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 11/15/26 (c)	40,483
Principal Amount		Value

Texas: (continued)
$10,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/23 (c)	$11,356
200,000	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB) 4.00%, 10/01/26 (c)	207,304
500,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	518,880
200,000	City of Houston, Combined Utility System Revenue, First Lien, Series D (RB) 5.00%, 11/15/22 (c)	228,688
85,000	City of Houston, Series A (GO) 5.00%, 03/01/23 (c)	95,644
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	250,972
200,000	County of Montgomery, Series A (GO) 4.00%, 03/01/26 (c)	205,692
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
40,000	5.00%, 12/01/24 (c)	45,852
500,000	5.00%, 12/01/25 (c)	562,640
250,000	5.00%, 12/01/25 (c)	282,715
960,000	5.00%, 12/01/25 (c)	1,101,888
125,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	138,489
500,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	567,465
500,000	Highland Park Independent School District (GO) 3.00%, 02/15/25 (c)	482,655
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	196,776
	Leander Independent School District, Series D (GO)
300,000	4.13%, 08/15/24 (c) ^	143,481
100,000	4.34%, 08/15/24 (c) ^	40,505
475,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	528,732
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
165,000	4.00%, 05/15/22 (c)	167,708
130,000	4.00%, 05/15/22 (c)	133,519
200,000	4.00%, 05/15/26 (c)	205,344
	New Hope Cultural Education Facilities Finance Corp. (RB)
125,000	4.25%, 07/01/26 (c)	125,465
500,000	5.00%, 07/01/26 (c)	546,840
50,000	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/25 (c)	53,342

See Notes to Financial Statements

87

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$650,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	$662,863
425,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	470,101
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	538,606
485,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	471,886
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	335,769
	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB)
100,000	2.25%, 02/15/20 (c)	89,066
200,000	4.00%, 05/15/23 (c)	201,064
330,000	5.00%, 05/15/23 (c)	364,449
1,110,000	Texas Transportation Commission, Central Texas Turnpike System, Series A (RB) 5.00%, 08/15/22 (c)	1,209,745
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	549,850
850,000	5.00%, 08/15/24 (c)	937,048
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	282,675
	Texas Water Development Board, Series A (RB)
10,000	4.00%, 10/15/25 (c)	10,326
710,000	5.00%, 10/15/25 (c)	807,902
		15,970,867
Utah: 0.8%
	Utah County, IHC Health Services, Inc., Series B (RB)
460,000	3.00%, 05/15/26 (c)	378,598
525,000	4.00%, 05/15/24 (c)	532,717
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	251,654
125,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	128,019
		1,290,988
Vermont: 0.3%
400,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	434,628
Virginia: 1.3%
35,000	Rector and Visitors of the University of Virginia, Series B (RB) 5.00%, 04/01/27 (c)	40,799
Principal Amount		Value

Virginia: (continued)
	Virginia Commonwealth Transportation Board (RB)
$460,000	3.00%, 05/15/26 (c)	$414,621
1,135,000	4.00%, 05/15/26 (c)	1,203,906
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	505,425
		2,164,751
Washington: 2.8%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
500,000	5.00%, 11/01/25 (c)	566,875
410,000	5.00%, 11/01/25 (c)	471,750
20,000	5.00%, 11/01/26 (c)	23,051
10,000	City of Tacoma, Electric System Revenue, Series A (RB) 5.00%, 07/01/23 (c)	11,407
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	319,710
500,000	King County, Washington Limited Tax Sewer Revenue, Series A (GO) 5.00%, 01/01/25 (c)	575,730
150,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	163,499
500,000	Pierce County School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	586,835
25,000	State of Washington, Motor Vehicle Fuel Tax, Series B (GO) 5.00%, 08/01/23 (c)	28,375
15,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 02/01/26 (c)	17,180
25,000	State of Washington, Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/24 (c)	28,374
	State of Washington, Various Purpose, Series A (GO)
20,000	4.00%, 08/01/22 (c)	21,033
460,000	5.00%, 08/01/26 (c)	526,976
200,000	University of Washington, Series C (RB) 3.00%, 01/01/23 (c)	192,436
	Washington Health Care Facilities Authority (RB)
250,000	5.00%, 10/01/22 (c)	270,637
725,000	5.00%, 08/15/25 (c)	794,382
		4,598,250
West Virginia: 0.1%
110,000	West Virginia Hospital Finance Authority (RB) 3.00%, 06/01/26 (c)	99,387
Wisconsin: 1.1%
370,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	424,519
675,000	University of Wisconsin Hospitals and Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	676,741

See Notes to Financial Statements

88

Principal Amount		Value

Wisconsin: (continued)
	Wisconsin Health & Educational Facilities Authority (RB)
$35,000	4.00%, 05/15/26 (c)	$35,692
50,000	5.00%, 10/01/26 (c)	55,926
460,000	WPPI Energy, Power Supply System, Series A (RB) 5.00%, 07/01/23 (c)	517,721
		1,710,599
Wyoming: 0.3%
500,000	Wyoming Municipal Power Agency, Series A (RB) 5.00%, 01/01/27 (c)	557,100
Total Municipal Bonds (Cost: $157,346,672)		156,222,043
Number of Shares		Value

MONEY MARKET FUND: 1.1% (Cost: $1,721,037)
1,721,037	Dreyfus Government Cash Management Fund – Institutional Shares	$1,721,037
Total Investments: 97.5% (Cost: $159,067,709)		157,943,080
Other assets less liabilities: 2.5%		4,022,224
NET ASSETS: 100.0%		$161,965,304

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	10.4%	$16,434,588
Health Care	17.0	26,874,503
Housing	0.9	1,477,442
Industrial Revenue	0.5	763,499
Leasing	4.4	6,944,961
Local	10.9	17,245,062
Power	7.8	12,331,102
Solid Waste/Resource Recovery	0.0	17,387
Special Tax	9.9	15,543,854
State	8.7	13,766,087
Tobacco	0.4	672,267
Transportation	15.5	24,465,051
Water & Sewer	12.5	19,686,240
Money Market Fund	1.1	1,721,037
	100.0%	$157,943,080

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$156,222,043	$—	$156,222,043
Money Market Fund	1,721,037	—	—	1,721,037
Total	$1,721,037	$156,222,043	$—	$157,943,080

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended April 30, 2017.

See Notes to Financial Statements

89

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.6%
$950,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,031,690
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	376,737
	Alabama Public School and College Authority, Series B (RB)
100,000	5.00%, 03/01/19	107,244
15,000	5.00%, 01/01/23	17,687
75,000	State of Alabama, Series A (GO)
	5.00%, 08/01/20	83,965
		1,617,323
Alaska: 0.8%
1,000,000	Alaska Municipal Bond Bank Authority, Series Three (RB) 4.00%, 12/01/21	1,096,710
260,000	Borough of North Slope, Series A (GO) 4.00%, 06/30/18	269,079
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	762,055
		2,127,844
Arizona: 1.6%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	678,163
15,000	Arizona Health Facilities Authority Revenue Bonds, Banner Health, Series A (RB) 5.00%, 01/01/23	17,511
125,000	Arizona School Facilities Board Refunding Certificates of Participation, Series A (CP) 5.00%, 09/01/20	139,839
115,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	131,626
	City of Chandler (GO)
250,000	3.00%, 07/01/19	260,608
250,000	4.00%, 07/01/21	277,037
1,000,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	1,117,180
225,000	City of Phoenix, Arizona Refunding Bonds (GO) 4.00%, 07/01/20	244,555
50,000	City of Phoenix, Civic Improvement Corp. (RB) 5.00%, 07/01/20	55,876
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	604,136
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	273,837
250,000	5.00%, 01/01/21	281,052
Principal Amount		Value

Arizona: (continued)
$50,000	Maricopa County, Arizona Union High School District (GO) 5.00%, 07/01/22	$58,334
15,000	Pima County, Arizona Refunding Bonds (GO) 4.00%, 07/01/22	16,753
		4,156,507
Arkansas: 0.4%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	129,628
445,000	5.00%, 04/01/18	461,474
75,000	5.00%, 10/01/18	79,171
100,000	5.00%, 04/01/21	114,393
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	172,500
		957,166
California: 14.6%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	114,560
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,274,975
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	506,610
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	85,994
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	788,372
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/18	266,225
300,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 5.00%, 09/01/19	326,376
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	95,090
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	175,698
120,000	5.00%, 11/01/20	134,857
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	75,562
310,000	5.00%, 06/01/20	344,391
700,000	5.00%, 06/01/21	796,551

See Notes to Financial Statements

90

Principal Amount		Value

California: (continued)
$10,000	California State Public Works Board, The Regents of the University, Series F (RB) 5.00%, 10/01/21	$11,576
160,000	California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 04/01/19	171,925
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	360,125
	California State Public Works Board,Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	82,022
750,000	5.00%, 11/01/20	842,857
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	184,352
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	79,555
320,000	5.00%, 11/01/21	370,918
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,000,950
250,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	288,450
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
200,000	5.00%, 06/01/19	216,494
660,000	5.00%, 06/01/19	714,146
10,000	Coast Community College District California, Series A (GO) 5.00%, 08/01/21	11,532
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	570,260
50,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	58,348
150,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	156,531
	Golden State Tobacco Securitization Corp., Series A (RB)
500,000	5.00%, 06/01/18	521,440
155,000	5.00%, 06/01/19	167,482
310,000	5.00%, 06/01/21	353,155
220,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	247,194
	Los Angeles County Metropolitan Transportation Authority (RB)
500,000	5.00%, 07/01/21	575,350
10,000	5.00%, 07/01/22	11,759
10,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/21	11,507
Principal Amount		Value

California: (continued)
	Los Angeles Department of Water and Power, Series B (RB)
$75,000	5.00%, 07/01/18	$78,543
975,000	5.00%, 11/01/18 (c)	1,034,962
100,000	5.00%, 07/01/19	108,574
10,000	5.00%, 07/01/22	11,764
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	235,288
	Los Angeles Unified School District, Series A (GO)
575,000	4.00%, 07/01/18	595,809
10,000	4.00%, 07/01/21	11,094
290,000	5.00%, 07/01/18	303,839
105,000	5.00%, 07/01/19	114,003
60,000	5.00%, 07/01/21	68,989
	Los Angeles Unified School District, Series B (GO)
750,000	5.00%, 07/01/18	785,790
125,000	5.00%, 07/01/19	135,718
	Los Angeles Unified School District, Series C (GO)
300,000	5.00%, 07/01/18	314,316
335,000	5.00%, 07/01/20	375,143
140,000	5.00%, 07/01/21	160,975
	Metropolitan Water District of Southern California, Series C (RB)
885,000	5.00%, 07/01/18	927,445
175,000	5.00%, 07/01/19	190,124
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	40,290
1,300,000	Orange County Sanitation District (RB) 2.00%, 11/29/18 (c)	1,323,296
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	482,118
	Riverside County Transportation Commission, Series A (RB)
50,000	5.00%, 06/01/18	52,216
100,000	5.00%, 06/01/21	114,819
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	77,259
15,000	Sacramento County, Sanitation Districts Financing Authority, Series A (RB) 5.00%, 12/01/21	17,379
	San Diego County Regional Transportation Commission, Series A (RB)
125,000	5.00%, 04/01/18	129,720
175,000	5.00%, 04/01/19	188,286
15,000	San Diego Public Facilities Financing Authority, Sewer Revenue (RB) 5.00%, 05/15/22	17,600
	San Diego Unified School District, Series R-3 (GO)
500,000	5.00%, 07/01/18	523,680
15,000	5.00%, 07/01/22	17,639

See Notes to Financial Statements

91

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$15,000	San Francisco Bay Area Rapid Transit District Election, Series C (GO) 4.00%, 08/01/21	$16,680
15,000	San Francisco City and County, Public Utilities Commission, Water Revenue, Series A (RB) 5.00%, 11/01/22	17,759
10,000	San Francisco State Building Authority Lease Revenue, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	11,533
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	293,128
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	150,194
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	111,695
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	87,083
	State of California Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	320,024
95,000	5.00%, 12/01/19	104,569
345,000	5.00%, 12/01/21	400,880
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	148,599
595,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	682,173
	State of California, Various Purpose (GO)
1,055,000	4.00%, 02/01/19	1,109,396
200,000	4.00%, 02/01/22	222,714
75,000	5.00%, 03/01/18	77,567
1,400,000	5.00%, 04/01/18	1,452,612
250,000	5.00%, 09/01/18	263,460
1,050,000	5.00%, 09/01/18	1,106,532
1,385,000	5.00%, 09/01/18	1,459,568
50,000	5.00%, 02/01/19	53,441
115,000	5.00%, 02/01/19	122,913
100,000	5.00%, 04/01/19	107,493
25,000	5.00%, 03/01/20	27,692
1,000,000	5.00%, 04/01/20	1,110,510
1,550,000	5.00%, 09/01/20	1,742,091
300,000	5.00%, 02/01/21	340,551
500,000	5.00%, 09/01/21	575,320
300,000	5.00%, 09/01/21	345,192
815,000	5.00%, 11/01/21	941,219
250,000	5.00%, 02/01/22	289,797
100,000	5.00%, 04/01/22	116,355
250,000	5.00%, 09/01/22	293,237
750,000	5.00%, 10/01/22	881,242
450,000	5.00%, 10/01/22	528,745
765,000	5.00%, 10/01/22	898,867
Principal Amount		Value

California: (continued)
$50,000	Trustee of California State University Systemwide, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	$54,972
	University of California, Series AF (RB)
100,000	5.00%, 05/15/20	111,667
10,000	5.00%, 05/15/21	11,479
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	996,880
		39,015,696
Colorado: 0.4%
125,000	Denver Colorado City and County, School District No. 1 (GO) (SAW) 5.00%, 12/01/20	141,491
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	260,663
200,000	5.00%, 06/01/20	221,676
350,000	5.00%, 06/01/20	387,933
		1,011,763
Connecticut: 1.9%
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	103,919
1,000,000	5.00%, 09/01/20	1,114,560
	State of Connecticut, Series B (RB)
75,000	5.00%, 01/01/19	79,839
500,000	5.00%, 05/15/21	562,805
	State of Connecticut, Series C (GO)
55,000	5.00%, 06/15/18	57,361
250,000	5.00%, 07/15/19	269,823
500,000	5.00%, 06/01/20	551,485
500,000	5.00%, 06/01/21	563,260
	State of Connecticut, Series D (GO)
410,000	4.00%, 06/15/18	423,063
145,000	5.00%, 06/15/20	160,115
	State of Connecticut, Series E (GO)
280,000	5.00%, 09/01/18	294,160
500,000	5.00%, 10/15/22	577,360
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	273,700
		5,031,450
Delaware: 0.1%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	175,896
District of Columbia: 0.6%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	173,093
80,000	5.00%, 12/01/19	87,778
125,000	5.00%, 06/01/20	139,470
1,000,000	5.00%, 06/01/21	1,145,620
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	54,092
		1,600,053
Florida: 4.9%
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	52,817

See Notes to Financial Statements

92

Principal Amount		Value

Florida: (continued)
$265,000	Broward County, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/18	$279,930
	Citizens Property Insurance Corp., Series A-1 (RB)
115,000	5.00%, 06/01/19	124,261
270,000	5.00%, 06/01/20	299,263
115,000	5.00%, 06/01/22	133,264
1,400,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,478,260
350,000	City of Jacksonville, Transportation Revenue, Series B (RB) 5.00%, 10/01/22	409,265
180,000	County of Broward, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/20	201,445
500,000	County of Hillsborough (RB) 5.00%, 11/01/21	572,270
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	848,025
	Florida Department of Environmental Protection, Series A (RB)
460,000	5.00%, 07/01/20	513,447
125,000	5.00%, 07/01/20	139,524
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	68,577
270,000	5.00%, 10/01/19	294,376
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	158,342
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	751,948
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	122,636
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	214,391
50,000	5.00%, 07/01/20	55,513
500,000	5.00%, 07/01/21	567,730
	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	55,513
250,000	5.00%, 07/01/21	283,865
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	110,459
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	179,895
185,000	Miami-Dade County, Water & Sewer System Revenue (RB) 5.00%, 10/01/20	207,237
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	140,534
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	298,306
900,000	5.00%, 01/01/20	990,045
Principal Amount		Value

Florida: (continued)
$10,000	Orlando and Orange County, Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/22	$11,672
100,000	Palm Beach County, Florida Certificates Participation, Series B (CP) 5.00%, 08/01/22	116,379
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	286,973
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	294,060
300,000	5.00%, 06/01/21	341,124
250,000	School Board of Lee County, Series B (CP) 5.00%, 08/01/19	270,798
	State of Florida, Board of Education Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/18	104,581
100,000	5.00%, 07/01/21	114,414
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	54,048
130,000	5.00%, 06/01/19	140,525
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
90,000	5.00%, 06/01/18	93,948
50,000	5.00%, 06/01/18	52,194
190,000	5.00%, 06/01/20	211,873
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	278,780
450,000	5.00%, 06/01/21	514,948
220,000	State of Florida, Board of Education, Full Faith and Credit, Series E (GO) 5.00%, 06/01/19	237,811
215,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	224,432
220,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	238,469
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	91,741
		13,229,908
Georgia: 2.0%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	84,287
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	352,648
225,000	5.00%, 02/01/21	256,034

See Notes to Financial Statements

93

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Georgia: (continued)
$10,000	Georgia State, Series A (GO) 5.00%, 02/01/23	$11,901
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	293,923
1,000,000	Monroe County Development Authority (RB) 2.35%, 12/11/20 (p)	1,013,850
250,000	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB) 5.00%, 01/01/23	285,345
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	214,342
	State of Georgia, Series A (GO)
20,000	5.00%, 01/01/19	21,332
185,000	5.00%, 02/01/19	197,896
125,000	5.00%, 07/01/19	135,634
50,000	5.00%, 02/01/21	56,897
750,000	5.00%, 02/01/22	873,877
750,000	State of Georgia, Series C (GO) 5.00%, 07/01/19	813,802
700,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	804,566
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	63,826
		5,480,160
Hawaii: 0.6%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	167,825
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	491,219
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	255,534
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	224,042
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	570,320
		1,708,940
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	515,772
Illinois: 3.0%
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	255,795
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	236,208
390,000	Illinois Finance Authority (RB) 4.00%, 01/01/23	435,751
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	54,701
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	135,422
Principal Amount		Value

Illinois: (continued)
	State of Illinois (GO)
$100,000	4.00%, 02/01/19	$102,043
335,000	5.00%, 08/01/18	346,233
155,000	5.00%, 05/01/19	161,355
850,000	5.00%, 06/01/19	886,074
800,000	5.00%, 02/01/20	839,016
445,000	5.00%, 03/01/20	467,085
325,000	5.00%, 04/01/20	341,497
85,000	5.00%, 05/01/20	89,385
275,000	5.00%, 08/01/20	290,040
1,000,000	5.00%, 06/01/21	1,056,510
50,000	5.00%, 07/01/21	52,839
130,000	5.00%, 03/01/22	137,521
350,000	5.00%, 06/01/22	370,545
25,000	5.00%, 06/15/22	28,669
250,000	5.00%, 08/01/22	271,430
	State of Illinois, Sales Tax, Junior Obligation (RB)
375,000	5.00%, 06/15/18	390,540
10,000	5.00%, 06/15/21	11,273
	State of Illinois, Series A (GO)
550,000	5.00%, 04/01/18	564,008
100,000	5.00%, 04/01/21	105,548
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	271,933
65,000	University of California, Series AF (RB) 5.00%, 04/01/22	73,524
		7,974,945
Iowa: 0.2%
	Iowa Finance Authority (RB)
175,000	5.00%, 08/01/18	183,610
285,000	5.00%, 08/01/20	319,260
15,000	Iowa State, IJobs Program, Series A (RB) 5.00%, 06/01/22	17,541
		520,411
Kansas: 0.8%
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	669,511
	State of Kansas Department of Transportation, Highway Revenue, Series B (RB)
50,000	5.00%, 09/01/19	54,542
50,000	5.00%, 09/01/21	57,555
15,000	5.00%, 09/01/22	17,628
	State of Kansas Department of Transportation, Highway Revenue, Series C (RB)
90,000	5.00%, 09/01/18	94,846
50,000	5.00%, 09/01/19	54,542
1,000,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,175,190
		2,123,814

See Notes to Financial Statements

94

Principal Amount		Value

Kentucky: 1.4%
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
$35,000	5.00%, 09/01/21	$39,814
615,000	5.25%, 09/01/22	716,192
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	54,216
	Kentucky State Property and Building Commission, Project No. 108,Series B (RB)
15,000	5.00%, 08/01/21	16,959
200,000	5.00%, 08/01/22	229,296
500,000	Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/22	575,435
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	52,261
205,000	5.00%, 07/01/19	221,611
55,000	5.00%, 07/01/20	61,173
10,000	5.00%, 07/01/21	11,402
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
290,000	5.00%, 12/01/18	305,344
50,000	5.00%, 12/01/19	53,776
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	690,966
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	679,248
		3,707,693
Louisiana: 1.3%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	65,416
150,000	5.00%, 11/01/20	168,135
1,000,000	City of New Orleans (GO) 5.00%, 12/01/20	1,117,760
260,000	State of Louisiana Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	287,352
	State of Louisiana Gasoline and Fuels Tax Revenue, Series A-1 (RB)
50,000	5.00%, 05/01/18	51,969
110,000	5.00%, 05/01/19	118,462
145,000	5.00%, 05/01/20	160,978
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	54,194
250,000	5.00%, 07/15/20	278,312
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	1,091,880
		3,394,458
Maine: 0.1%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	54,695
275,000	State of Maine, Series B (GO) 5.00%, 06/01/18	287,034
		341,729
Principal Amount		Value

Maryland: 5.2%
$35,000	Anne Arundel County, Maryland General Obligations Bonds, Consolidated General Improvement (GO) 5.00%, 04/01/23	$41,686
995,000	Baltimore County Consolidated Public Improvement (GO) 5.00%, 08/01/18	1,044,849
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	272,020
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	676,176
500,000	County of Baltimore, Consolidated Public Improvement (GO) 5.00%, 08/01/22	588,760
400,000	County of Baltimore, Public Improvement Bond, Refunding Series (GO) 5.00%, 08/01/21	460,736
650,000	County of Montgomery, Series A (GO) 5.00%, 11/01/22	768,430
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	513,242
	Maryland Department of Transportation (RB)
500,000	5.00%, 06/01/18	522,045
30,000	5.00%, 06/01/21	34,394
15,000	5.00%, 02/01/23	17,824
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	268,645
100,000	5.00%, 08/15/19	108,248
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	164,910
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	28,251
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	52,710
90,000	4.00%, 03/01/21	99,257
100,000	State of Maryland Department of Transportation (RB) 5.00%, 12/15/20	113,333
10,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	11,915
175,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/19	190,495
	State of Maryland, Second Series C (GO)
500,000	5.00%, 08/01/21	575,920
850,000	5.00%, 08/01/22	1,000,424
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,466,462

See Notes to Financial Statements

95

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: (continued)
$140,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	$150,115
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,154,960
285,000	4.50%, 08/01/21	322,412
955,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,002,845
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	210,020
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	103,411
200,000	5.25%, 08/01/20	225,968
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	543,125
50,000	5.00%, 06/01/18	52,199
100,000	5.00%, 06/01/20	111,641
		13,897,428
Massachusetts: 1.8%
155,000	City of Boston, Series A (GO) 4.00%, 04/01/19	163,779
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	55,286
	Commonwealth of Massachusetts, Series A (GO)
335,000	5.00%, 12/01/18	356,413
85,000	5.00%, 06/01/20	94,785
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	108,761
500,000	5.00%, 08/01/20	560,615
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	176,413
10,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 07/15/22	11,788
	Massachusetts Development Finance Agency, Series H-1 (RB)
750,000	5.00%, 07/01/21	851,917
250,000	5.00%, 07/01/22	289,522
325,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/21	369,164
30,000	Massachusetts Development Finance Agency, Series Q (RB) 5.00%, 07/01/22	34,984
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
600,000	5.00%, 08/15/18	631,074
200,000	5.00%, 08/15/19	217,584
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts State, Federal Highway Grant, Series A (RB)
$20,000	5.00%, 06/15/21 (c)	$22,905
375,000	5.00%, 06/15/22	439,001
10,000	Massachusetts State, Series C (GO) 5.00%, 10/01/21	11,544
290,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	304,715
		4,700,250
Michigan: 1.9%
575,000	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	620,914
750,000	Michigan Finance Authority, Local Government Loan Program, Series C (RB) 5.00%, 04/01/20	814,200
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
730,000	4.00%, 01/01/19	765,733
445,000	5.00%, 07/01/18	465,652
100,000	5.00%, 07/01/19	108,439
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	189,730
55,000	5.00%, 07/01/19 (c)	59,641
410,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	412,878
500,000	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	485,605
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	317,719
375,000	5.00%, 09/01/19	406,256
25,000	5.00%, 09/01/21	28,495
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	291,599
		4,966,861
Minnesota: 1.5%
10,000	State of Minnesota General Fund Appropriation, Series B (RB) 5.00%, 03/01/22	11,629
500,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	569,390
575,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	614,491
	State of Minnesota, Various Purpose, Series A (GO)
120,000	5.00%, 08/01/19	130,597
150,000	5.00%, 08/01/21	172,643

See Notes to Financial Statements

96

Principal Amount		Value

Minnesota: (continued)
	State of Minnesota, Various Purpose, Series D (GO)
$215,000	5.00%, 08/01/20	$241,138
750,000	5.00%, 08/01/22	881,895
500,000	5.00%, 08/01/22	587,930
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	472,040
270,000	State of Missouri, Series A (GO) 5.00%, 08/01/18	283,527
		3,965,280
Mississippi: 0.2%
175,000	Mississippi Development Bank, Highway Construction Project (RB) 5.00%, 01/01/21	196,338
130,000	Mississippi State Gaming Tax, Series E (RB) 5.00%, 10/15/20	144,869
250,000	State of Mississippi, Series F (GO) 5.00%, 11/01/20	281,410
		622,617
Missouri: 1.6%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	49,063
700,000	5.00%, 10/01/20	784,140
20,000	5.00%, 10/01/22	23,398
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	166,030
115,000	5.00%, 11/01/19	126,006
85,000	5.00%, 11/01/19	93,135
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,093,760
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
375,000	5.00%, 05/01/18	390,341
475,000	5.00%, 05/01/19	512,525
500,000	Missouri Highway and Transportation Commission, Second Lien, Series B (RB) 5.00%, 05/01/18	520,400
500,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	581,450
		4,340,248
Nebraska: 0.8%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	560,920
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	321,768
70,000	5.00%, 01/01/21	79,069
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	329,598
Principal Amount		Value

Nebraska: (continued)
	Omaha Public Power District, Electric System Revenue, Series B (RB)
$75,000	5.00%, 02/01/19	$80,215
600,000	5.00%, 02/01/21	680,634
100,000	Public Power Generation Agency (RB) 5.00%, 01/01/22	113,333
		2,165,537
Nevada: 0.7%
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	372,089
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	53,926
230,000	Clark County, Flood Control (GO) 5.00%, 11/01/22	270,843
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	116,090
400,000	State of Nevada, Capital Improvement, Series D (GO) 5.00%, 04/01/20	443,352
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	576,020
		1,832,320
New Jersey: 7.0%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
100,000	4.00%, 11/01/18	102,855
65,000	4.00%, 11/01/19	68,067
95,000	5.00%, 11/01/18	99,104
390,000	5.00%, 11/01/20	425,162
	New Jersey Building Authority, Series A (RB)
440,000	5.00%, 06/15/18	453,257
575,000	5.00%, 06/15/19	604,440
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	211,260
350,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	372,319
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,000,000	5.00%, 03/01/22	1,063,770
1,000,000	5.00%, 03/01/23	1,065,920
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	315,615
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	132,573

See Notes to Financial Statements

97

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$840,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	$900,564
440,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	460,671
810,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	909,274
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	69,261
450,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	469,093
200,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Issue, Series A (RB) 5.00%, 07/01/20	220,484
160,000	New Jersey Housing and Mortgage Finance Agency, Series B (RB) 1.05%, 05/01/18	159,518
250,000	New Jersey State Educational Facilities Authority Princeton University, Series A (RB) 5.00%, 07/01/20	280,040
265,000	New Jersey State Educational Facilities Authority Princeton University, Series B (RB) 5.00%, 07/01/22	311,613
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	159,146
	New Jersey Transit Corp., Series A (RB)
850,000	5.00%, 09/15/18	888,309
350,000	5.00%, 09/15/19	371,304
125,000	5.00%, 09/15/21	136,118
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,062,390
540,000	5.00%, 06/15/20	576,369
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
1,105,000	5.00%, 06/15/18 (c)	1,145,145
300,000	5.00%, 06/15/18 (c)	311,307
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
505,000	4.00%, 06/15/18	514,681
245,000	5.00%, 06/15/18	252,382
250,000	5.00%, 06/15/19	263,065
870,000	5.00%, 06/15/20	928,594
425,000	5.00%, 06/15/20	453,624
110,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/19	117,003
Principal Amount		Value

New Jersey: (continued)
	New Jersey Turnpike Authority, Series C (RB)
$100,000	5.00%, 01/01/21	$112,726
100,000	5.00%, 01/01/22	115,016
500,000	Rutgers State University of New Jersey, Series J (RB) 5.00%, 05/01/21	568,230
400,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	444,272
1,500,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/22	1,683,840
		18,798,381
New Mexico: 1.0%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	687,792
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	246,498
340,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 5.00%, 06/15/22	398,579
	State of New Mexico Severance Tax, Series A (RB)
70,000	4.00%, 07/01/18 (c)	72,459
50,000	5.00%, 07/01/18	52,350
940,000	5.00%, 07/01/19 (c)	1,018,697
75,000	5.00%, 07/01/19 (c)	81,279
		2,557,654
New York: 15.0%
50,000	City of New York, Series A (GO) 5.00%, 08/01/19	54,322
	City of New York, Series B (GO)
30,000	4.00%, 08/01/19	31,930
1,000,000	5.00%, 08/01/20	1,119,190
55,000	City of New York, Series C (GO) 5.00%, 08/01/18	57,727
	City of New York, Series D (GO)
165,000	5.00%, 08/01/19	179,263
1,000,000	5.00%, 08/01/20	1,119,190
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,249,406
370,000	5.00%, 08/01/20	414,100
1,200,000	5.00%, 08/01/22	1,403,772
300,000	City of New York, Series G-1 (GO) 5.00%, 04/01/21	341,454
	City of New York, Series I (GO)
325,000	5.00%, 08/01/18	341,117
230,000	5.00%, 08/01/19	249,881
1,000,000	5.00%, 08/01/20	1,119,190
500,000	City of New York, Series J (GO) 5.00%, 08/01/20	559,595
	County of Monroe, Series B (GO)
320,000	5.00%, 06/01/18	332,310
845,000	5.00%, 06/01/19	903,474
115,000	County of Nassau, Series A (GO)
	5.00%, 04/01/18	119,150

See Notes to Financial Statements

98

Principal Amount		Value

New York: (continued)
	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW)
$960,000	5.00%, 05/01/19	$1,035,638
80,000	5.00%, 05/01/21	91,385
400,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	466,288
	Metropolitan Transportation Authority, Series A (RB)
15,000	5.00%, 11/15/21	17,257
25,000	5.00%, 11/15/21	28,928
20,000	5.00%, 11/15/22	23,575
10,000	5.00%, 11/15/22	11,788
	Metropolitan Transportation Authority, Series B (RB)
470,000	3.00%, 11/15/18	484,194
130,000	5.00%, 11/15/19	142,427
325,000	5.00%, 11/15/21	373,899
10,000	5.00%, 11/15/22	11,724
	Metropolitan Transportation Authority, Series C (RB)
295,000	5.00%, 11/15/18	312,862
175,000	5.00%, 11/15/20	197,096
130,000	5.00%, 11/15/20	146,414
	Metropolitan Transportation Authority, Series D (RB)
515,000	5.00%, 11/15/18	546,183
290,000	5.00%, 11/15/20	326,615
10,000	5.00%, 11/15/22	11,724
10,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/21	11,505
	Metropolitan Transportation Authority, Series F (RB)
400,000	5.00%, 11/15/18	424,220
75,000	5.00%, 11/15/19	82,169
20,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 11/01/22	23,552
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
125,000	5.00%, 11/01/18	132,533
75,000	5.00%, 11/01/19	82,197
300,000	5.00%, 11/01/21	346,461
15,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 11/01/22	17,664
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
25,000	4.50%, 05/01/20	27,451
35,000	4.50%, 05/01/20	38,376
340,000	5.00%, 05/01/18	353,770
60,000	5.00%, 05/01/19	64,641
Principal Amount		Value

New York: (continued)
$250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries A-1 (RB) 4.00%, 05/01/19	$264,673
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries D-1 (RB) 5.00%, 02/01/19	213,798
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
25,000	5.00%, 02/01/19	26,725
500,000	5.00%, 02/01/21	567,585
55,000	5.00%, 02/01/22	63,810
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries F-1 (RB) 5.00%, 05/01/20	278,172
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	304,811
1,000,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 11/01/19	1,095,960
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	552,425
100,000	New York State Bridge Authority (RB) 4.00%, 01/01/20	107,392
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	317,362
215,000	5.00%, 07/01/20	239,839
40,000	5.00%, 07/01/21	45,748
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	292,755
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	753,823
10,000	New York State Dormitory Authority, State Personal Income Tax (RB) 5.00%, 02/15/22	11,615
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/20	553,155
460,000	5.00%, 02/15/21	522,808
15,000	5.00%, 02/15/23	17,751
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
100,000	5.00%, 03/15/18	103,575
250,000	5.00%, 03/15/19	268,445
630,000	5.00%, 03/15/20	698,575
680,000	5.00%, 03/15/21	774,296

See Notes to Financial Statements

99

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
$1,260,000	5.00%, 03/15/19	$1,352,963
200,000	5.00%, 03/15/20	221,770
10,000	5.00%, 03/15/23	11,853
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
735,000	5.00%, 02/15/22	853,666
10,000	5.00%, 02/15/23	11,834
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	990,981
125,000	5.00%, 03/15/20	138,606
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	995,624
100,000	5.00%, 03/15/19	107,378
700,000	5.00%, 03/15/20	777,245
300,000	5.00%, 03/15/20	333,105
250,000	5.00%, 03/15/21	285,175
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
150,000	5.00%, 06/15/19	162,501
1,250,000	5.00%, 06/15/20	1,396,900
535,000	5.00%, 06/15/20	597,873
280,000	5.00%, 06/15/20	312,906
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	670,512
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	82,862
60,000	5.00%, 05/01/19	64,567
2,730,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,936,661
500,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/20	548,640
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	164,592
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	822,960
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	483,201
10,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 03/15/23	11,853
Principal Amount		Value

New York: (continued)
$55,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 03/15/20	$60,987
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	63,757
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	565,590
20,000	Sales Tax Asset Receivable Corporation, Series A (RB) 5.00%, 10/15/22	23,696
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	301,667
150,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/19	153,986
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	95,732
	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB)
85,000	5.00%, 11/15/19	93,327
125,000	5.00%, 11/15/20	141,291
750,000	5.00%, 11/15/21	868,552
		40,207,518
North Carolina: 1.0%
50,000	City of Charlotte, Series A (GO) 5.00%, 07/01/18	52,356
	County of Guilford, Series A (GO)
100,000	5.00%, 03/01/19	107,263
245,000	5.00%, 03/01/21	279,329
	County of Mecklenburg, Series A (GO)
140,000	5.00%, 12/01/18	148,858
150,000	5.00%, 09/01/21	173,075
350,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/21	406,185
10,000	County of Wake, North Carolina Limited Obligation, Series A (RB) 5.00%, 12/01/20	11,308
305,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	321,339
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	373,131
225,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/18	234,722

See Notes to Financial Statements

100

Principal Amount		Value

North Carolina: (continued)
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
$80,000	4.00%, 01/01/19	$83,726
40,000	4.00%, 01/01/19	41,965
40,000	4.00%, 01/01/20	42,794
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	291,330
		2,567,381
Ohio: 2.7%
	American Municipal Power, Inc. Combined Hydroelectric Projects Revenue Bonds, Series A (RB)
145,000	5.00%, 02/15/21	163,140
15,000	5.00%, 02/15/23	17,526
1,000,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	1,127,430
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	256,338
1,000,000	5.00%, 07/01/19	1,084,620
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	135,271
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	131,765
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	469,173
100,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/20	110,456
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	257,336
50,000	5.00%, 08/01/19	54,346
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	54,346
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	52,030
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	37,729
250,000	5.00%, 05/01/22	291,952
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	233,562
	State of Ohio, Infrastructure Improvement, Series C (GO)
930,000	5.00%, 09/01/21	1,070,523
10,000	5.00%, 12/15/22	11,784
500,000	State of Ohio, Infrastructure Project, Series 1B (RB) 5.00%, 12/15/18	532,320
Principal Amount		Value

Ohio: (continued)
$985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	$1,037,885
		7,129,532
Oklahoma: 0.3%
	Grand River Dam Authority, Series A (RB)
100,000	3.00%, 06/01/18	102,030
50,000	4.00%, 06/01/19	52,864
	Oklahoma Development Finance Authority, Health System, Series A (RB)
50,000	5.00%, 08/15/18	52,537
500,000	5.00%, 08/15/22	583,025
10,000	Oklahoma Water Resources Board Revolving, Master Trust, Clean Water Program (RB) 5.00%, 04/01/23	11,879
		802,335
Oregon: 0.9%
60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	64,858
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	285,570
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	226,818
15,000	Oregon State Department of Transportation Highway, User Tax Revenue Senior Lien, Series A (RB) 5.00%, 11/15/22	17,751
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	56,028
190,000	5.00%, 10/01/21	218,017
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
685,000	5.00%, 04/01/19	736,731
205,000	5.00%, 04/01/20	227,593
10,000	5.00%, 04/01/23	11,892
10,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	11,892
180,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	199,838
260,000	Tri-County Metropolitan Transportation District of Oregon Payroll Tax (RB) 5.00%, 05/30/17 (c)	260,814
25,000	Washington County, Oregon Full Faith and Credit Obligations, Series B (GO) 5.00%, 03/01/23	29,788
		2,347,590

See Notes to Financial Statements

101

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: 4.4%
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
$105,000	4.00%, 08/01/18	$108,513
400,000	5.00%, 08/01/20	441,884
500,000	5.00%, 08/01/21	564,430
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	360,403
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	44,450
	Commonwealth of Pennsylvania, First Refunding Series (GO)
195,000	5.00%, 06/15/18	203,683
90,000	5.00%, 07/01/18	94,155
220,000	5.00%, 07/01/18	230,157
50,000	5.00%, 08/15/19	54,195
	Commonwealth of Pennsylvania, First Series (GO)
390,000	5.00%, 04/01/19	417,682
260,000	5.00%, 06/01/19	279,989
	Commonwealth of Pennsylvania, Second Series (GO)
1,200,000	5.00%, 10/15/19	1,307,016
750,000	5.00%, 09/15/22	870,150
835,000	County of Allegheny, Series C-73 (GO) 5.00%, 12/01/19	909,950
200,000	Monroeville Finance Authority, UPMC Revenue (RB) 5.00%, 02/15/21	225,964
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	584,387
1,500,000	5.00%, 07/01/18	1,570,860
635,000	5.00%, 01/01/19	676,732
360,000	5.00%, 07/01/19	390,301
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
275,000	5.00%, 01/01/19 (c)	292,603
35,000	5.00%, 07/01/19 (c)	38,048
205,000	5.00%, 07/01/19 (c)	222,484
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	799,694
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	362,738
500,000	5.00%, 09/01/22	587,875
155,000	School District of Philadelphia, Series D (GO) (SAW) 5.00%, 09/01/18	161,121
		11,799,464
Rhode Island: 0.8%
15,000	Rhode Island Commerce Corporation Grant Anticipation, Series A (RB) 5.00%, 06/15/21	16,941
Principal Amount		Value

Rhode Island: (continued)
$1,000,000	Rhode Island Health and Educational Building Corp. (RB) 5.00%, 09/01/21	$1,149,280
800,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	868,408
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	111,817
		2,146,446
South Carolina: 0.6%
	Beaufort County School District, Series A (GO)
50,000	5.00%, 03/01/18	51,695
400,000	5.00%, 03/01/20	442,720
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	84,333
575,000	Scago Educational Facilities Corporation for Pickens School, District Installment Purchase (RB) 5.00%, 12/01/21	656,316
350,000	South Carolina Public Service Authority (RB) 5.00%, 12/01/19	378,084
		1,613,148
Tennessee: 0.5%
10,000	Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	11,236
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	103,996
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	25,648
75,000	5.00%, 03/01/21	85,358
750,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	841,177
	Tennessee School Board Authority,
	Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	138,195
150,000	5.00%, 11/01/19	164,316
		1,369,926
Texas: 8.8%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	55,142
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	56,689
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	319,951
250,000	5.00%, 08/01/22	292,727

See Notes to Financial Statements

102

Principal Amount		Value

Texas: (continued)
	Board of Regents of the Texas A and M University System, Series B (RB)
$500,000	5.00%, 05/15/21	$572,250
250,000	5.00%, 05/15/22	292,267
15,000	City of Austin, Texas, Electric Utility System, Series A (RB) 5.00%, 11/15/22	17,586
900,000	City of Austin, Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,047,888
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	324,606
	City of Dallas (GO)
50,000	5.00%, 02/15/19	52,967
100,000	5.00%, 02/15/20	108,903
305,000	5.00%, 02/15/20	332,154
575,000	5.00%, 02/15/21	637,755
500,000	5.00%, 02/15/22	564,185
	City of Dallas, Fort Worth International Airport, Series B (RB)
550,000	5.00%, 11/01/18	582,554
130,000	5.00%, 11/01/21	149,582
500,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	544,515
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	52,824
150,000	5.00%, 10/01/20	168,512
500,000	5.00%, 10/01/22	585,230
100,000	City of Frisco (GO) 5.00%, 02/15/20	110,196
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	75,169
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	110,244
675,000	5.00%, 05/15/20	750,539
500,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/20	563,870
325,000	City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/19	348,052
	City of Houston, Series A (GO)
75,000	5.00%, 03/01/18	77,561
550,000	5.00%, 03/01/20	607,117
	City of San Antonio, Electric and Gas Revenue (RB)
160,000	5.00%, 02/01/20	176,501
20,000	5.00%, 02/01/22	23,214
225,000	City of San Antonio, Electric and Gas Systems Revenue (RB) 5.00%, 02/01/22	261,153
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	567,980
65,000	5.00%, 02/01/21	73,837
Principal Amount		Value

Texas: (continued)
$295,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	$328,013
480,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	493,786
50,000	Dallas Independent School District (GO) 5.00%, 08/15/19	54,420
220,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	252,316
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	116,145
130,000	Garland Independent School District (GO) 5.00%, 02/15/21 (c)	146,722
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	76,093
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
215,000	5.00%, 11/15/19	233,189
1,650,000	5.00%, 11/15/20	1,835,344
	Houston Independent School District (RB)
100,000	5.00%, 09/15/19	108,864
120,000	5.00%, 09/15/20	134,282
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	283,735
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/18	103,880
115,000	5.00%, 08/15/19	125,111
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	60,206
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	210,046
50,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	56,023
155,000	North Texas Tollway Authority System, Series A (RB) 5.00%, 01/01/20	169,865
380,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	384,343
600,000	Plano Independent School District (GO) 5.00%, 02/15/22	695,964
150,000	San Antonio Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/21	170,303

See Notes to Financial Statements

103

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	$99,986
1,000,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	1,132,430
550,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	610,109
1,000,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,114,520
840,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	897,800
290,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	311,843
	Texas Transportation Commission, State Highway, First Tier (RB)
215,000	4.00%, 10/01/18	224,168
500,000	5.00%, 10/01/19	546,145
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
160,000	5.00%, 04/01/18	165,997
250,000	5.00%, 04/01/20	277,322
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	54,627
700,000	5.00%, 10/01/20	787,633
280,000	Trinity River Authority Central Regional Wastewater System Revenue (RB) 5.00%, 08/01/19	304,335
	University of Texas System, Series D (RB)
500,000	5.00%, 08/15/21	575,470
10,000	5.00%, 08/15/22	11,755
		23,656,510
Utah: 0.1%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	78,498
125,000	5.00%, 07/01/18 (c)	130,801
120,000	5.00%, 07/01/18 (c)	125,582
35,000	5.00%, 07/01/19	37,852
15,000	Utah Transit Authority Sales Tax, Series A (RB) 5.00%, 06/15/22	17,400
		390,133
Virginia: 2.0%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	547,070
250,000	County of Fairfax, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	288,250
1,250,000	County of Fairfax, Series C (GO) (SAW) 5.00%, 10/01/18	1,320,962
Principal Amount		Value

Virginia: (continued)
$60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	$64,188
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	534,405
500,000	5.00%, 02/01/22	580,590
20,000	5.00%, 02/01/23	23,705
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/21	170,159
55,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/18	57,932
	Virginia Commonwealth Transportation Board, Grant Anticipation Revenue Notes, Series A (RB)
55,000	5.00%, 03/15/21	62,538
25,000	5.00%, 09/15/22	29,368
250,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 05/15/21	285,385
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
500,000	5.00%, 05/15/20	555,795
100,000	5.00%, 05/15/21	114,154
20,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/22	23,440
125,000	Virginia Public Building Authority, Series C (RB) 5.00%, 08/01/18	131,199
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	577,195
		5,366,335
Washington: 3.3%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	32,064
25,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB) 5.00%, 11/01/22	29,526
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	599,694
100,000	City of Seattle, Water System Revenue (RB) 5.00%, 09/01/21	115,155

See Notes to Financial Statements

104

Principal Amount		Value

Washington: (continued)
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
$500,000	5.00%, 07/01/18	$523,260
1,200,000	5.00%, 07/01/19	1,300,740
65,000	5.00%, 07/01/20	72,595
770,000	Lake Washington School District No. 414 King County (GO) (SBG) 5.00%, 12/01/18	818,341
50,000	Port of Seattle, Intermediate Lien Revenue, Series B (RB) 5.00%, 03/01/23	58,874
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	191,272
	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
145,000	5.00%, 09/01/20	162,164
1,000,000	5.00%, 09/01/22	1,167,390
100,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/21	114,608
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,865,000	5.00%, 09/01/18	1,962,614
100,000	5.00%, 09/01/19	108,720
450,000	5.00%, 09/01/20	503,266
180,000	Washington State Federal Highway Grant Anticipation, Series F (RB) 5.00%, 09/01/21	205,893
50,000	Washington State Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/23	59,173
	Washington State, Various Purpose, Series R-A (GO)
75,000	5.00%, 07/01/20	83,789
500,000	5.00%, 07/01/20	558,590
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	271,155
		8,938,883
Principal Amount		Value

Wisconsin: 0.9%
$545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	$612,237
	City of Milwaukee, Series N-2 (GO)
250,000	5.00%, 05/01/19	269,130
250,000	5.00%, 05/01/21	283,802
	State of Wisconsin, Clean Water Revenue, Series 2 (RB)
100,000	5.00%, 06/01/20	111,480
25,000	5.00%, 06/01/22	29,209
	State of Wisconsin, Series 1 (GO)
90,000	5.00%, 05/01/18	93,645
230,000	5.00%, 05/01/20	255,919
150,000	State of Wisconsin, Series 2 (GO) 5.00%, 05/01/19	161,757
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	296,554
200,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/19	215,676
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	52,273
		2,381,682
Total Municipal Bonds (Cost: $263,699,525)		263,254,987

Number
of Shares
MONEY MARKET FUND: 0.3% (Cost: $784,620)
784,620	Dreyfus Government Cash Management Fund – Institutional Shares	784,620

Total Investments: 98.8% (Cost: $264,484,145)		264,039,607
Other assets less liabilities: 1.2%		3,097,973
NET ASSETS: 100.0%		$267,137,580

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

See Notes to Financial Statements

105

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments
By Sector	% of Investments	Value
Education	6.8%	$17,986,184
Health Care	4.2	11,198,941
Housing	0.1	159,518
Industrial Revenue	2.2	5,937,931
Leasing	5.7	14,969,258
Local	17.1	45,297,476
Power	6.1	16,074,306
Solid Waste/Res Recovery	0.0	17,379
Special Tax	12.5	32,906,010
State	24.2	63,827,660
Tobacco	0.8	2,133,957
Transportation	13.1	34,569,376
Water & Sewer	6.9	18,176,991
Money Market Fund	0.3	784,620
	100.0%	$264,039,607

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$263,254,987	$—	$263,254,987
Money Market Fund	784,620	—	—	784,620
Total	$784,620	$263,254,987	$—	$264,039,607

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

106

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Number of Shares		Value

CLOSED-END FUNDS: 99.9%
73,052	Alliance Bernstein National Municipal Income Fund, Inc.	$993,507
38,611	BlackRock Investment Quality Municipal Trust, Inc.	563,334
30,266	BlackRock Long-Term Municipal Advantage Trust	352,902
95,986	BlackRock Muni Intermediate Duration Fund, Inc.	1,339,965
61,951	BlackRock MuniAssets Fund, Inc.	918,114
27,498	BlackRock Municipal 2018 Term Trust	413,570
30,520	BlackRock Municipal 2020 Term Trust	480,080
124,339	BlackRock Municipal 2030 Target Term Trust	2,862,284
19,113	BlackRock Municipal Bond Trust	290,518
64,861	BlackRock Municipal Income Quality Trust	913,243
80,211	BlackRock Municipal Income Trust	1,122,954
41,239	BlackRock Municipal Income Trust II	617,348
52,945	BlackRock MuniEnhanced Fund, Inc.	618,927
20,012	BlackRock MuniHoldings Fund II, Inc.	311,987
25,151	BlackRock MuniHoldings Fund, Inc.	418,764
67,044	BlackRock MuniHoldings Investment Quality Fund	975,490
50,820	BlackRock MuniHoldings Quality Fund II, Inc.	683,021
23,830	BlackRock MuniHoldings Quality Fund, Inc.	318,845
28,235	BlackRock MuniVest Fund II, Inc.	436,231
99,438	BlackRock MuniVest Fund, Inc.	962,560
82,952	BlackRock MuniYield Fund, Inc.	1,223,542
20,407	BlackRock MuniYield Investment Fund	317,533
51,268	BlackRock MuniYield Quality Fund II, Inc.	663,408
147,877	BlackRock MuniYield Quality Fund III, Inc.	2,073,236
67,953	BlackRock MuniYield Quality Fund, Inc.	1,028,808
49,903	Deutsche Municipal Income Trust	663,211
46,002	Dreyfus Municipal Bond Infrastructure Fund, Inc.	592,046
45,764	Dreyfus Municipal Income, Inc.	410,503
85,289	Dreyfus Strategic Municipal Bond Fund, Inc.	715,575
94,424	Dreyfus Strategic Municipals, Inc.	824,321
170,628	Eaton Vance Municipal Bond Fund	2,146,500
25,396	Eaton Vance Municipal Bond Fund II	315,164
19,519	Eaton Vance Municipal Income 2028 Term Trust	395,260
42,271	Eaton Vance Municipal Income Trust	544,450
26,646	Eaton Vance National Municipal Opportunities Trust	576,086
110,807	Invesco Advantage Municipal Income Trust II	1,256,551
71,997	Invesco Municipal Income Opportunities Trust	555,817
118,938	Invesco Municipal Opportunity Trust	1,548,573
137,049	Invesco Municipal Trust	1,732,299
131,638	Invesco Quality Municipal Income Trust	1,642,842
134,060	Invesco Trust for Investment Grade Municipals	1,758,867
Number of Shares		Value

CLOSED-END FUNDS: (continued)
118,631	Invesco Value Municipal Income Trust	$1,764,043
59,741	MainStay Defined Term Municipal Opportunities Fund	1,162,560
70,633	MFS High Income Municipal Trust	358,816
92,271	MFS Municipal Income Trust	647,742
29,573	Neuberger Berman Intermediate Municipal Fund, Inc.	443,004
452,374	Nuveen AMT-Free Municipal Credit Income Fund	6,708,706
24,880	Nuveen AMT-Free Municipal Value Fund	424,204
493,155	Nuveen AMT-Free Quality Municipal Income Fund	6,677,319
56,006	Nuveen Enhanced Municipal Value Fund	802,566
84,933	Nuveen Intermediate Duration Municipal Term Fund	1,110,924
32,887	Nuveen Intermediate Duration Quality Municipal Term Fund	420,954
352,355	Nuveen Municipal Credit Income Fund	5,183,142
88,726	Nuveen Municipal High Income Opportunity Fund	1,172,958
449,965	Nuveen Municipal Value Fund, Inc.	4,499,650
483,630	Nuveen Quality Municipal Income Fund	6,688,603
43,893	Nuveen Select Tax-Free Income 2 Portfolio	600,456
32,516	Nuveen Select Tax-Free Income 3 Portfolio	470,181
40,536	Nuveen Select Tax-Free Income Portfolio	578,043
32,916	PIMCO Municipal Income Fund	443,379
78,509	PIMCO Municipal Income Fund II	1,008,056
42,228	PIMCO Municipal Income Fund III	482,666
54,539	Pioneer Municipal High Income Advantage Trust	612,473
57,484	Pioneer Municipal High Income Trust	675,437
126,504	Putnam Managed Municipal Income Trust	934,865
90,950	Putnam Municipal Opportunities Trust	1,115,956
65,659	Western Asset Managed Municipals Fund, Inc.	904,781
15,582	Western Asset Municipal Defined Opportunity Trust, Inc.	351,218
54,030	Western Asset Municipal High Income Fund, Inc.	401,443
23,844	Western Asset Municipal Partners Fund, Inc.	369,582
Total Closed-End Funds (Cost: $87,342,725)		83,591,963
MONEY MARKET FUND: 0.1% (Cost: $94,838)
94,838	Dreyfus Government Cash Management Fund – Institutional Shares	94,838
Total Investments: 100.0% (Cost: $87,437,563)		83,686,801
Other assets less liabilities: 0.0%		32,562
NET ASSETS: 100.0%		$83,719,363

See Notes to Financial Statements

107

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of Investments	Value
Financial	99.9%	$83,591,963
Money Market Fund	0.1	94,838
	100.0%	$83,686,801

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$83,591,963	$—	$—	$83,591,963
Money Market Fund	94,838	—	—	94,838
Total	$83,686,801	$—	$—	$83,686,801

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

108

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 97.2%
Alabama: 1.4%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 05/30/17 (c)	$745,924
2,250,000	6.45%, 05/30/17 (c)	2,252,790
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 05/30/17 (c)	1,359,420
485,000	5.00%, 05/30/17 (c)	462,772
680,000	5.25%, 05/30/17 (c)	680,490
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,900,000	6.00%, 10/01/23 (c)	12,544,483
8,000,000	6.50%, 10/01/23 (c)	9,620,080
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
100,000	6.18%, 10/01/23 (c) ^	34,899
45,000	7.00%, 10/01/23 (c) ^	13,249
1,250,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 05/30/17 (c)	1,190,787
		28,904,894
Alaska: 0.3%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 05/15/17 (c)	25,010
2,430,000	5.00%, 05/15/17 (c)	2,339,823
4,680,000	5.00%, 05/15/17 (c)	4,621,313
1,420,000	Northern Tobacco Securitization Corp., Series B (RB) 10.96%, 05/15/17 (c) ^	104,427
		7,090,573
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	938,880
Arizona: 2.0%
485,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	515,657
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	217,676
350,000	5.00%, 02/01/21	389,697
915,000	5.00%, 02/01/22 (c)	990,277
730,000	5.00%, 02/01/22 (c)	774,493
310,000	5.00%, 02/01/22 (c)	324,074
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
330,000	5.10%, 05/30/17 (c)	330,327
3,510,000	5.20%, 05/30/17 (c)	3,484,096
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,000,000	6.00%, 07/01/27 (c)	2,017,960
2,000,000	6.00%, 07/01/27 (c)	2,033,240
Principal Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
$250,000	5.13%, 07/01/26 (c)	$254,835
500,000	5.25%, 07/01/26 (c)	510,170
500,000	5.38%, 07/01/26 (c)	511,030
675,000	Industrial Development Authority of Phoenix (RB) 5.00%, 07/01/25 (c)	656,154
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	502,405
1,000,000	5.00%, 07/01/25 (c)	1,003,920
1,500,000	5.00%, 07/01/25 (c)	1,527,120
500,000	5.00%, 07/01/25 (c)	502,295
1,000,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	1,079,120
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	762,075
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	230,420
250,000	5.38%, 07/01/26 (c)	226,690
250,000	5.50%, 07/01/26 (c)	228,225
295,000	6.00%, 07/01/20 (c)	252,951
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	766,545
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	399,248
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
2,860,000	5.50%, 07/01/17 (c)	2,862,831
3,045,000	5.63%, 07/01/17 (c)	3,027,978
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,464,330
	Salt Verde Financial Corp. (RB)
5,190,000	5.00%, 12/01/32	6,111,744
4,315,000	5.00%, 12/01/37	5,076,727
205,000	5.25%, 12/01/23	241,170
65,000	5.25%, 12/01/24	76,875
140,000	5.25%, 12/01/25	166,344
75,000	5.25%, 12/01/27	89,895
180,000	5.25%, 12/01/28	216,236
285,000	5.50%, 12/01/29	350,433

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Arizona: (continued)
$1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	$1,045,550
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	708,110
		41,928,923
California: 15.7%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,000,000	5.00%, 10/01/26 (c)	2,231,920
7,000,000	5.00%, 10/01/26 (c)	7,799,890
5,000,000	5.00%, 10/01/26 (c)	5,613,850
1,650,000	5.00%, 10/01/26 (c)	1,846,944
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	483,530
750,000	4.00%, 09/01/23 (c)	736,672
200,000	4.00%, 09/01/23 (c)	198,766
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	279,231
1,250,000	5.25%, 03/01/26 (c)	1,259,562
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 05/30/17 (c)	30,277
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 05/15/17 (c)	103,914
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,990,357
15,000	5.00%, 06/01/17 (c)	14,981
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	28,332
	California County Tobacco Securitization Agency, Series A (RB)
1,200,000	5.45%, 12/01/18 (c)	1,214,028
3,555,000	5.60%, 12/01/18 (c)	3,577,716
8,190,000	5.70%, 12/01/18 (c)	8,206,216
23,250,000	California County Tobacco Securitization Agency, Series C (RB) 10.91%, 05/15/17 (c) ^	1,299,442
18,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 05/15/17 (c) ^	650,090
Principal Amount		Value

California: (continued)
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
$150,000	5.00%, 05/30/17 (c)	$150,090
1,095,000	5.13%, 05/30/17 (c)	1,094,956
2,000,000	5.25%, 05/30/17 (c)	1,988,280
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	82,953
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	515,035
1,000,000	6.13%, 11/01/23 (c)	1,056,960
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	64,689
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,095,821
500,000	4.25%, 02/01/25 (c)	512,585
800,000	5.00%, 02/01/25 (c)	864,392
280,000	5.00%, 02/01/27 (c)	309,056
500,000	5.00%, 02/01/27 (c)	550,165
750,000	5.00%, 02/01/27 (c)	816,307
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,078,230
330,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	338,570
500,000	California Municipal Finance Authority, Northbay Healthcare Group (RB) 5.25%, 11/01/26 (c)	547,730
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	494,435
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	897,226
930,000	7.00%, 06/01/22 (c)	1,030,914
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,563,225
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	992,270
750,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	751,897
1,000,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	1,061,050

See Notes to Financial Statements

110

Principal Amount		Value

California: (continued)
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
$4,150,000	5.00%, 07/01/27 (c)	$4,422,074
300,000	5.00%, 07/01/27 (c)	322,239
385,000	5.00%, 07/01/27 (c)	421,583
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	250,440
250,000	5.25%, 06/01/26 (c)	250,885
110,000	California Statewide Communities Development Authority, Children’s Hospitals (RB) 5.00%, 08/15/17 (c)	111,236
1,010,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,056,975
90,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	98,409
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	83,261
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,100,000	5.00%, 06/01/26 (c)	1,232,792
200,000	5.00%, 06/01/26 (c)	225,808
3,535,000	5.00%, 06/01/26 (c)	3,743,777
800,000	5.00%, 06/01/26 (c)	854,720
5,940,000	5.25%, 12/01/24 (c)	6,465,631
4,655,000	5.25%, 12/01/24 (c)	4,987,972
2,000,000	5.25%, 12/01/24 (c)	2,225,520
7,460,000	5.50%, 12/01/24 (c)	8,053,443
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	8,814,009
11,150,000	5.25%, 06/01/26 (c)	11,956,033
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,073,770
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 05/30/17 (c)	1,771,835
355,000	5.75%, 05/30/17 (c)	354,965
3,210,000	5.75%, 05/30/17 (c)	3,097,586
2,410,000	5.75%, 05/30/17 (c)	2,353,341
Principal Amount		Value

California: (continued)
$40,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 05/30/17 (c)	$39,842
50,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB) 8.82%, 05/15/17 (c) ^	2,694,000
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 05/30/17 (c)	920,538
7,350,000	7.10%, 05/15/17 (c) ^	1,109,335
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 05/30/17 (c)	3,247,453
110,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.13%, 05/30/17 (c) ^	3,672,900
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,176
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,344
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	262,483
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,002,280
1,800,000	4.00%, 09/01/23 (c)	1,783,782
250,000	4.00%, 09/01/23 (c)	254,475
230,000	4.00%, 09/01/23 (c)	236,675
250,000	4.00%, 09/01/23 (c)	255,860
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	803,197
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	135,389
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	107,611
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,078,260
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	212,144
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	254,536

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$1,070,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	$1,152,165
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 05/30/17 (c)	25,061
	County of Sacramento, Community Facilities District N. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	531,415
350,000	5.00%, 09/01/26 (c)	373,356
800,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	868,216
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,138,410
2,500,000	6.00%, 01/15/24 (c)	2,875,075
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
370,000	5.00%, 07/15/19 (c) (p)	393,103
1,000,000	6.00%, 01/15/24 (c)	1,146,810
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,429,300
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,149,390
73,235,000	Golden State Tobacco Securitization Corp. (RB) 7.90%, 06/01/17 (c) ^	9,972,410
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
1,020,000	4.50%, 06/01/17 (c)	1,022,346
6,795,000	5.00%, 06/01/17 (c)	6,837,469
2,000,000	5.00%, 06/01/22	2,284,160
2,500,000	5.00%, 06/01/23	2,890,000
2,500,000	5.00%, 06/01/25	2,936,550
1,000,000	5.00%, 06/01/27	1,186,200
15,750,000	5.13%, 06/01/17 (c)	15,748,897
29,955,000	5.75%, 06/01/17 (c)	30,099,683
1,865,000	5.75%, 06/01/17 (c)	1,871,099
14,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,705,320
250,000	Independent Cities Finance Authority (RB) 3.75%, 10/15/26 (c)	229,895
	Inland Empire Tobacco Securitization Authority (RB)
9,000,000	7.06%, 06/01/17 (c) ^	1,221,930
30,000,000	9.20%, 06/01/17 (c) ^	854,100
4,965,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	4,968,575
Principal Amount		Value

California: (continued)
$775,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	$816,594
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	526,400
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	55,718
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
240,000	5.00%, 11/15/29	278,122
185,000	5.00%, 11/15/35	213,803
2,550,000	5.50%, 11/15/32	3,102,126
2,825,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	3,423,052
1,000,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	1,396,400
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,123,234
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	884,681
3,850,000	6.50%, 11/01/39	5,354,464
3,105,000	7.00%, 11/01/34	4,391,122
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	998,550
465,000	5.25%, 08/15/25 (c)	505,953
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	536,725
250,000	5.00%, 11/01/26 (c)	275,190
365,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	393,521
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	120,096
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,049,710
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	821,542
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	181,951
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,193,020
20,000	Roseville Finance Authority, Senior Lien, Series A (AMBAC) (ST) 4.38%, 09/01/17 (c)	19,999
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,138,380
20,000	San Francisco City and County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	23,240

See Notes to Financial Statements

112

Principal Amount		Value

California: (continued)
	San Joaquin Hills Transportation Corridor Agency (RB)
$3,780,000	5.00%, 01/15/25 (c)	$4,082,778
1,750,000	5.00%, 01/15/25 (c)	1,897,472
2,300,000	5.00%, 01/15/25 (c)	2,530,989
500,000	5.00%, 01/15/25 (c)	566,075
200,000	5.25%, 01/15/25 (c)	214,770
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	556,804
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	277,563
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	529,980
500,000	5.00%, 03/01/26 (c)	533,020
9,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	3,123,630
28,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	1,077,300
1,010,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,077,983
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,040,000	5.38%, 05/15/17 (c)	2,036,083
6,025,000	5.50%, 05/15/17 (c)	6,024,819
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 05/15/17 (c)	5,455,164
7,415,000	5.13%, 05/15/17 (c)	7,414,778
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	107,165
100,000	5.00%, 09/01/25 (c)	107,532
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	809,355
730,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	784,976
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,700,550
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	664,727
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	470,454
		331,678,633
Principal Amount		Value

Colorado: 1.8%
$1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	$1,017,750
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	499,970
500,000	5.00%, 12/01/22 (c)	503,100
500,000	5.00%, 12/01/22 (c)	533,740
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	705,726
2,000,000	5.75%, 10/01/17 (c)	2,021,220
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,070,552
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
500,000	5.00%, 07/01/26 (c)	498,445
500,000	5.00%, 07/01/26 (c)	503,620
85,000	Colorado Health Facilities Authority (RB) 5.25%, 05/30/17 (c)	85,076
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
335,000	4.50%, 05/30/17 (c)	335,342
895,000	5.00%, 07/01/19 (c)	916,471
150,000	5.00%, 02/01/21 (c)	163,601
200,000	5.00%, 02/01/21 (c)	204,364
80,000	5.25%, 07/01/19 (c)	85,033
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	371,644
690,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	701,723
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
950,000	5.20%, 05/30/17 (c)	950,418
1,700,000	5.30%, 05/30/17 (c)	1,699,847
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,500,000	7.00%, 06/01/22 (c) (d) *	1,186,125
1,000,000	6.75%, 06/01/22 (c) (d) *	828,510
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,204,165
2,075,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,130,091
1,005,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,210,563

See Notes to Financial Statements

113

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Colorado: (continued)
	Copperleaf Metropolitan District No. 2 (GO)
$500,000	5.25%, 12/01/20 (c)	$514,245
500,000	5.75%, 12/01/20 (c)	514,290
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	274,523
1,000,000	5.00%, 12/01/26 (c)	1,113,400
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 05/30/17 (c)	25,045
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,544,550
500,000	6.00%, 12/01/21 (c)	516,120
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	265,093
310,000	5.50%, 12/01/22 (c)	332,072
250,000	5.50%, 12/01/22 (c)	271,960
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	500,780
500,000	6.00%, 12/15/23 (c)	500,770
	Park Creek Metropolitan District, Series A (RB)
1,500,000	5.00%, 12/01/25 (c)	1,593,405
650,000	5.00%, 12/01/25 (c)	700,700
6,115,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	8,362,140
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,001,210
		37,457,399
Connecticut: 0.4%
455,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 06/01/17 (c)	455,187
	City of Hartford, Series A (GO)
250,000	5.00%, 04/01/20	257,350
475,000	5.00%, 04/01/23 (c)	475,703
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
616,000	7.00%, 04/01/20 (c)	665,397
1,500,000	7.88%, 04/01/20 (c)	1,654,245
	Mohegan Tribe of Indians of Connecticut (RB)
700,000	4.75%, 02/01/20	705,362
250,000	5.75%, 02/01/24	260,165
1,000,000	6.25%, 02/01/26 (c)	1,063,550
	Town of Hamden, Connecticut, Series A (RB)
455,000	7.63%, 01/01/20 (c)	469,055
2,000,000	7.75%, 01/01/20 (c)	2,046,720
		8,052,734
Principal Amount		Value

Delaware: 0.0%
$275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	$285,513
	Delaware State Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	495,435
250,000	5.00%, 06/01/26 (c)	253,085
		1,034,033
District of Columbia: 1.7%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
675,000	5.00%, 10/01/22 (c)	612,373
395,000	5.00%, 10/01/22 (c)	373,607
1,115,000	5.00%, 10/01/22 (c)	1,105,288
	District of Columbia Tobacco Settlement Financing Corp. (RB)
14,000	6.50%, 05/15/33	15,881
56,785,000	6.82%, 05/30/17 (c) ^	7,944,789
11,835,000	10.46%, 05/15/17 (c) ^	1,195,690
5,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	5,164,709
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 05/30/17 (c)	1,001,880
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
985,000	6.25%, 04/01/21 (c)	1,017,259
1,525,000	6.50%, 04/01/21 (c)	1,544,459
1,450,000	6.50%, 04/01/21 (c)	1,489,599
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,180,563
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
25,000,000	4.53%, 10/01/37 ^	10,080,000
245,000	6.50%, 10/01/28 (c) (e)	283,597
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
705,000	3.59%, 10/01/37 ^	279,751
1,880,000	5.00%, 04/01/22 (c)	1,979,283
		35,268,728
Florida: 4.0%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,752,657

See Notes to Financial Statements

114

Principal Amount		Value

Florida: (continued)
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
$1,530,000	8.00%, 11/15/21 (c)	$1,772,490
1,000,000	8.13%, 11/15/21 (c)	1,150,230
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,397,959
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,825,200
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	502,980
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	1,004,120
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
1,310,000	4.00%, 06/01/25 (c)	1,296,402
300,000	5.00%, 06/01/25 (c)	317,130
2,500,000	5.00%, 06/01/25 (c)	2,656,775
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	456,646
5,040,000	5.00%, 12/01/25 (c)	5,290,589
100,000	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB) 8.13%, 05/15/24 (c)	114,386
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	353,262
1,640,000	5.88%, 11/15/17 (c)	1,645,117
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,662,839
55,000	County of Brevard (RB) 6.75%, 11/01/19 (c)	58,035
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	215,563
65,000	5.38%, 10/01/23 (c)	74,965
175,000	6.00%, 10/01/23 (c)	209,696
2,160,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,547,720
1,100,000	County of Miami-Dade, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,054,790
Principal Amount		Value

Florida: (continued)
	Florida Development Finance Corp. (RB)
$1,000,000	7.00%, 06/01/22 (c)	$809,150
1,000,000	7.00%, 06/01/22 (c)	809,280
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	912,780
500,000	6.00%, 06/15/27 (c)	499,960
1,000,000	6.13%, 06/15/27 (c)	999,240
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	347,828
450,000	5.88%, 06/15/24 (c)	433,251
695,000	6.00%, 06/15/24 (c)	658,519
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,037,120
500,000	6.00%, 06/15/25 (c)	513,785
585,000	6.13%, 06/15/25 (c)	600,169
2,850,000	7.63%, 06/15/21 (c)	3,204,996
	Halifax Hospital Medical Center (RB)
550,000	3.75%, 06/01/26 (c)	497,987
845,000	4.00%, 06/01/26 (c)	836,373
85,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	85,797
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/30/17 (c)	130,220
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 06/15/17 (c)	2,132,662
3,500,000	5.38%, 06/15/17 (c)	3,500,280
1,475,000	5.75%, 06/15/22 (c)	1,478,776
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 05/30/17 (c)	288,927
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	530,678
390,000	4.25%, 11/15/24 (c)	382,418
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	107,450
800,000	5.50%, 11/15/21 (c)	885,248
1,250,000	5.50%, 11/15/21 (c)	1,362,700
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,951,365
925,000	5.00%, 11/15/24 (c)	985,264
1,910,000	5.00%, 11/15/24 (c)	2,044,693

See Notes to Financial Statements

115

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	$251,413
	Miami-Dade County Industrial Development Authority (RB)
1,700,000	5.00%, 06/01/25 (c)	1,656,769
500,000	5.00%, 06/01/25 (c)	517,885
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	550,015
500,000	5.00%, 10/01/25 (c)	554,990
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,081,930
825,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	853,405
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,500,000	4.25%, 05/01/23 (c)	2,586,075
1,480,000	5.00%, 05/01/23 (c)	1,555,776
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,752,860
1,200,000	5.50%, 07/01/17 (c)	1,202,484
1,500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	1,201,050
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,791,052
1,500,000	5.00%, 05/15/23 (c)	1,578,450
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,743,960
	Sarasota County, Florida Health Facilities Authority (RB)
2,055,000	5.75%, 07/01/17 (c)	2,057,918
1,785,000	5.75%, 07/01/17 (c)	1,787,874
405,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	447,351
880,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	960,010
375,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	436,174
Principal Amount		Value

Florida: (continued)
	Village Community Development District No. 12 (SA)
$250,000	3.25%, 05/01/26	$240,530
1,100,000	3.63%, 05/01/26 (c)	1,039,522
2,500,000	3.88%, 05/01/26 (c)	2,201,000
		84,434,960
Georgia: 0.7%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 05/30/17 (c)	15,004
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
995,000	5.25%, 09/01/20	1,044,282
200,000	6.00%, 09/01/20 (c)	219,190
2,100,000	6.13%, 09/01/20 (c)	2,274,363
265,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 05/30/17 (c)	265,432
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	501,805
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	600,612
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	249,393
500,000	5.88%, 06/15/27 (c)	500,155
1,000,000	6.00%, 06/15/27 (c)	1,002,180
	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB)
320,000	5.50%, 09/15/23	374,118
10,000	5.50%, 09/15/27	11,850
100,000	Main Street Natural Gas, Inc. Gas Project, Series B (RB) 5.00%, 03/15/21	110,674
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
1,200,000	4.13%, 04/01/24 (c)	1,203,192
5,405,000	5.00%, 04/01/24 (c)	5,758,595
		14,130,845
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,081,670
200,000	6.25%, 10/01/23 (c)	229,478
	Government of Guam, Series A (RB)
620,000	5.00%, 12/01/26 (c)	660,275
75,000	6.00%, 11/15/19	79,133
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 06/01/17 (c)	1,100,121

See Notes to Financial Statements

116

Principal Amount		Value

Guam: (continued)
$1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	$1,161,479
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,389,975
	Guam Government Waterworks Authority (RB)
1,375,000	5.00%, 07/01/26 (c)	1,426,631
500,000	5.25%, 07/01/23 (c)	550,710
355,000	5.50%, 07/01/20 (c)	381,671
3,530,000	5.50%, 07/01/23 (c)	3,901,568
355,000	5.63%, 07/01/20 (c)	379,676
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	358,900
250,000	5.50%, 10/01/20 (c)	263,550
		12,964,837
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 05/30/17 (c)	1,379,765
1,810,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 05/30/17 (c)	1,814,778
500,000	State of Hawaii Department of Budget and Finance (RB) 5.00%, 01/01/25 (c)	472,095
		3,666,638
Idaho: 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
250,000	3.50%, 09/01/26 (c)	217,350
1,135,000	5.00%, 09/01/26 (c)	1,179,526
		1,396,876
Illinois: 11.7%
	Chicago Board of Education, Series A (GO)
2,715,000	5.00%, 12/01/21 (c)	2,190,109
9,700,000	5.00%, 12/01/22 (c)	7,764,365
335,000	5.25%, 12/01/21 (c)	269,658
75,000	5.50%, 12/01/19	77,411
5,240,000	5.50%, 12/01/21 (c)	4,385,408
12,850,000	7.00%, 12/01/25 (c)	12,379,176
5,200,000	7.00%, 12/01/25 (c)	5,266,352
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	100,894
980,000	5.00%, 12/01/22 (c)	802,767
	Chicago Board of Education, Series C (GO)
575,000	4.25%, 12/01/18	551,488
500,000	5.00%, 12/01/18 (c)	408,875
1,490,000	5.00%, 12/01/18 (c)	1,242,585
600,000	5.00%, 12/01/18 (c)	546,636
1,060,000	5.00%, 12/01/18 (c)	969,190
555,000	5.25%, 12/01/18 (c)	494,494
675,000	5.25%, 12/01/18 (c)	577,456
Principal Amount		Value

Illinois: (continued)
$2,345,000	5.25%, 12/01/24 (c)	$1,912,230
3,835,000	5.25%, 12/01/24 (c)	3,213,001
305,000	6.00%, 12/01/24 (c)	278,261
1,260,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,060,151
	Chicago Board of Education, Series F (GO)
2,000,000	5.00%, 12/01/18	1,894,320
1,450,000	5.00%, 12/01/19	1,367,321
570,000	5.00%, 12/01/20 (c)	466,841
1,055,000	5.00%, 12/01/20	961,168
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	452,136
615,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	679,778
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	673,665
	Chicago, Illinois, Series A (GO)
480,000	5.00%, 01/01/20 (c)	483,058
1,000,000	5.00%, 01/01/24 (c)	961,360
100,000	5.25%, 01/01/18 (c)	100,496
2,050,000	5.25%, 01/01/21 (c)	2,017,405
280,000	5.25%, 01/01/24 (c)	278,701
1,500,000	5.50%, 01/01/25 (c)	1,508,250
	Chicago, Illinois, Series C (GO)
1,650,000	5.00%, 01/01/19 (c)	1,593,784
300,000	5.00%, 01/01/20	306,954
1,185,000	5.00%, 01/01/22	1,205,109
525,000	5.00%, 01/01/24	532,686
1,000,000	5.00%, 01/01/26 (c)	944,540
380,000	5.00%, 01/01/26	380,505
	Chicago, Illinois, Series D (GO)
160,000	5.00%, 01/01/19 (c)	154,549
520,000	5.50%, 01/01/25 (c)	522,860
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	921,213
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	236,471
950,000	5.25%, 01/01/25 (c)	949,107
1,025,000	5.25%, 01/01/25 (c)	1,027,491
8,890,000	5.50%, 01/01/25 (c)	8,911,336
250,000	5.50%, 01/01/25 (c)	252,468
115,000	5.50%, 01/01/25 (c)	116,424
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	628,418
110,000	5.00%, 05/30/17 (c)	110,036
50,000	5.00%, 01/01/20 (c)	50,831
670,000	5.00%, 01/01/20 (c)	671,608
150,000	5.00%, 01/01/20 (c)	151,290
500,000	5.00%, 12/01/20 (c)	507,005
360,000	5.00%, 01/01/21 (c)	337,702
370,000	5.00%, 01/01/21	377,411

See Notes to Financial Statements

117

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$910,000	5.00%, 01/01/22 (c)	$883,009
1,825,000	5.00%, 01/01/22 (c)	1,762,822
1,500,000	5.00%, 01/01/22 (c)	1,531,755
450,000	5.00%, 01/01/23	457,731
945,000	5.00%, 01/01/24 (c)	912,804
2,000,000	5.00%, 01/01/24 (c)	1,908,780
340,000	5.25%, 01/01/18 (c)	333,438
250,000	5.25%, 01/01/18 (c)	250,045
240,000	5.25%, 01/01/18 (c)	240,322
1,120,000	5.25%, 01/01/24 (c)	1,107,512
975,000	5.25%, 01/01/24 (c)	977,096
1,000,000	5.38%, 01/01/25 (c)	1,003,350
445,000	5.50%, 01/01/25 (c)	446,896
520,000	5.50%, 01/01/25 (c)	519,303
1,000,000	5.63%, 01/01/27 (c)	1,037,260
500,000	5.63%, 01/01/27 (c)	510,230
4,650,000	6.00%, 01/01/27 (c)	4,868,178
990,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	1,007,008
	City of Chicago, Series C (GO)
410,000	5.00%, 01/01/19 (c)	384,605
1,105,000	5.00%, 01/01/19 (c)	1,088,624
405,000	5.00%, 01/01/19 (c)	406,636
90,000	5.00%, 01/01/22 (c)	90,068
2,070,000	5.00%, 01/01/22 (c)	2,099,911
100,000	5.00%, 01/01/22 (c)	100,406
2,000,000	5.00%, 01/01/25	2,012,520
260,000	5.95%, 01/01/30 ^	124,829
	City of Chicago, Series D (GO)
260,000	5.00%, 01/01/19 (c)	244,582
550,000	5.50%, 01/01/25 (c)	547,838
1,150,000	5.50%, 01/01/25 (c)	1,152,760
3,025,000	5.50%, 01/01/25 (c)	3,037,886
	City of Chicago, Series E (GO)
450,000	5.50%, 01/01/25 (c)	446,958
1,000,000	5.50%, 01/01/25 (c)	1,003,020
1,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,158,650
	City of Harvey, Illinois, Series A (GO)
3,600,000	5.63%, 12/01/17 (c)	2,332,764
465,000	5.50%, 12/01/17 (c)	310,871
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,184,462
270,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	268,153
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	638,296
250,000	5.00%, 09/01/24 (c)	259,295
5,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/17 (c)	5,024
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
785,000	4.75%, 05/15/23 (c)	793,604
260,000	5.13%, 05/15/23 (c)	265,606
975,000	5.25%, 05/15/23 (c)	1,000,291
Principal Amount		Value

Illinois: (continued)
$425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 05/30/17 (c)	$425,128
1,000,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	1,051,240
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
30,000	7.50%, 05/19/17 (c)	16,200
80,000	7.90%, 05/19/17 (c)	43,200
30,000	8.00%, 05/19/17 (c)	16,200
20,000	8.00%, 02/15/20 (c)	10,800
1,020,000	8.13%, 02/15/20 (c) (d) (f)	550,800
2,000,000	8.25%, 02/15/20 (c)	1,080,000
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,010,000	5.00%, 05/30/17 (c)	1,010,121
3,000,000	5.00%, 05/30/17 (c)	3,000,120
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	501,965
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	525,040
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,017,860
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/30/17 (c)	25,040
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,302,698
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,117,960
	Illinois Finance Authority, Presence Health Network, Series C (RB)
450,000	4.00%, 02/15/27 (c)	409,383
250,000	4.00%, 02/15/27 (c)	220,188
600,000	4.00%, 02/15/27 (c)	562,452
250,000	5.00%, 02/15/24	279,170
150,000	5.00%, 02/15/27 (c)	166,397
400,000	5.00%, 02/15/27 (c)	418,888
	Illinois Finance Authority, Roosevelt University Project (RB)
305,000	5.75%, 10/01/19 (c)	323,501
1,600,000	6.25%, 10/01/19 (c)	1,704,640
2,125,000	6.50%, 10/01/19 (c)	2,243,150
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	537,850
1,125,000	5.00%, 08/15/25 (c)	1,193,816
50,000	Illinois Finance Authority, Student Housing, Series B (RB) 5.25%, 05/30/17 (c)	50,064

See Notes to Financial Statements

118

Principal Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
$730,000	5.75%, 02/15/20 (c)	$819,783
270,000	6.00%, 02/15/20 (c)	305,049
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,783,790
1,565,000	8.00%, 05/15/20 (c)	1,741,642
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 05/19/17 (c)	150,330
5,305,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	4,932,801
	Illinois Sports Facilities Authority (RB) (AMBAC)
150,000	4.65%, 06/15/26 ^	102,597
1,000,000	5.00%, 06/15/24 (c)	1,101,010
50,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	50,422
700,000	Illinois State, Series B (GO) 5.25%, 01/01/21	743,449
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
7,210,000	5.00%, 06/15/22 (c)	7,258,091
3,115,000	5.00%, 12/15/25 (c)	3,099,332
525,000	5.50%, 06/15/20 (c)	536,865
1,400,000	5.50%, 12/15/25 (c)	1,469,426
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,250,000	5.00%, 12/15/20	1,345,262
235,000	5.00%, 06/15/22 (c)	244,332
1,000,000	5.00%, 06/15/22 (c)	1,074,040
510,000	5.00%, 06/15/22 (c)	507,460
310,000	5.00%, 12/15/22	338,802
1,250,000	5.02%, 12/15/51 ^	176,250
1,000,000	5.38%, 12/15/41 ^	253,100
250,000	5.45%, 12/15/50 ^	36,938
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
4,260,000	5.00%, 06/15/20 (c)	4,262,215
210,000	5.20%, 06/15/20 (c)	212,031
2,130,000	5.25%, 06/15/20 (c)	2,155,475
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	285,212
700,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	647,486
	State of Illinois (GO)
1,000,000	3.50%, 06/01/26 (c)	845,410
1,000,000	3.50%, 06/01/26 (c)	830,390
720,000	3.50%, 06/01/26 (c)	620,201
Principal Amount		Value

Illinois: (continued)
$1,000,000	4.00%, 06/01/26 (c)	$853,850
2,750,000	4.00%, 06/01/26 (c)	2,425,582
2,000,000	4.00%, 06/01/26 (c)	1,726,680
1,000,000	4.00%, 06/01/26 (c)	859,060
1,000,000	4.00%, 06/01/26 (c)	878,030
4,000,000	4.00%, 06/01/26 (c)	3,482,560
15,000	4.50%, 09/01/18 (c)	15,157
925,000	4.50%, 11/01/26 (c)	841,010
3,375,000	5.00%, 05/01/18	3,467,779
250,000	5.00%, 08/01/18	258,383
100,000	5.00%, 09/01/18 (c)	101,573
410,000	5.00%, 09/01/18 (c)	416,876
175,000	5.00%, 09/01/18 (c)	178,117
75,000	5.00%, 09/01/18 (c)	76,473
680,000	5.00%, 01/01/19	704,317
250,000	5.00%, 05/01/19	260,250
1,255,000	5.00%, 06/01/19	1,308,262
300,000	5.00%, 06/01/19	312,732
530,000	5.00%, 01/01/20 (c)	550,553
750,000	5.00%, 01/01/21	790,155
100,000	5.00%, 04/01/21	105,548
500,000	5.00%, 07/01/21	528,390
1,000,000	5.00%, 01/01/22 (c)	1,004,880
1,000,000	5.00%, 02/01/22	1,057,380
1,000,000	5.00%, 02/01/22	1,057,380
480,000	5.00%, 03/01/22	507,768
200,000	5.00%, 03/01/22 (c)	201,264
55,000	5.00%, 06/01/22	58,229
1,400,000	5.00%, 08/01/22	1,482,530
525,000	5.00%, 08/01/22 (c)	549,334
3,110,000	5.00%, 02/01/23	3,299,150
3,490,000	5.00%, 02/01/23	3,702,262
75,000	5.00%, 04/01/23 (c)	74,900
335,000	5.00%, 05/01/23	355,448
250,000	5.00%, 07/01/23	265,343
375,000	5.00%, 02/01/24 (c)	390,203
350,000	5.00%, 02/01/24 (c)	361,911
890,000	5.00%, 02/01/24	943,186
3,315,000	5.00%, 02/01/24	3,513,104
3,000,000	5.00%, 02/01/24 (c)	2,995,830
500,000	5.00%, 04/01/24 (c)	517,090
3,540,000	5.00%, 04/01/24 (c)	3,635,545
110,000	5.00%, 05/01/24	116,585
100,000	5.00%, 05/01/24 (c)	99,882
1,660,000	5.00%, 01/01/26 (c)	1,657,610
1,000,000	5.00%, 06/01/26 (c)	1,038,400
300,000	5.00%, 06/01/26 (c)	312,657
4,500,000	5.00%, 02/01/27 (c)	4,690,035
455,000	5.25%, 01/01/19	473,104
1,550,000	5.25%, 07/01/23 (c)	1,614,387
2,500,000	5.50%, 07/01/23 (c)	2,709,950
1,000,000	5.50%, 07/01/23 (c)	1,076,050
105,000	5.50%, 01/01/30	113,148
950,000	State of Illinois, Series A (GO) 4.00%, 09/01/18 (c)	932,140
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	103,594

See Notes to Financial Statements

119

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Illinois: (continued)
	Will County Community High School District No. 210, Series B (GO)
$110,000	5.75%, 01/01/28 ^	$61,238
90,000	5.84%, 01/01/29 ^	46,891
160,000	5.88%, 01/01/27 ^	94,994
		245,927,803
Indiana: 1.7%
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,626,780
2,000,000	7.13%, 11/15/22 (c)	2,164,080
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 05/30/17 (c)	164,763
525,000	5.00%, 05/30/17 (c)	511,182
850,000	5.00%, 05/30/17 (c)	850,178
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	959,840
1,300,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,461,902
	County of Allen, Srorypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	311,856
225,000	6.88%, 01/15/24 (c)	234,421
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,090,471
50,000	5.00%, 10/01/23 (c)	54,452
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,407,629
1,000,000	5.25%, 09/01/24 (c)	1,046,950
1,550,000	5.25%, 09/01/24 (c)	1,638,629
250,000	5.25%, 09/01/24 (c)	277,368
550,000	6.00%, 12/01/19	577,472
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,028,314
925,000	5.50%, 08/15/20 (c)	977,447
600,000	5.50%, 08/15/20 (c)	634,968
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	268,033
2,630,000	5.00%, 07/01/23 (c)	2,807,735
3,450,000	5.25%, 07/01/23 (c)	3,724,275
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,076,662
2,715,000	5.00%, 06/01/22 (c)	2,720,919
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	295,994
2,515,000	6.00%, 06/01/20 (c)	2,527,575
		35,439,895

Principal
Amount		Value

Iowa: 2.1%
$7,040,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	$7,055,699
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,175,000	5.00%, 12/01/19	6,276,208
2,700,000	5.50%, 12/01/18 (c)	2,735,640
2,775,000	5.88%, 06/01/19 (c)	2,856,307
6,965,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	7,073,027
600,000	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB) 1.00%, 03/01/18 (c)	599,052
1,500,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 5.00%, 10/01/25 (c)	1,454,730
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	180,293
	Iowa Tobacco Settlement Authority, Series C (RB)
3,085,000	5.38%, 05/30/17 (c)	3,088,949
5,585,000	5.50%, 05/30/17 (c)	5,592,372
800,000	Iowa Tobacco Settlement Authority, Series D (RB) 6.38%, 05/30/17 (c) ^	124,192
6,960,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 05/30/17 (c)	6,969,187
		44,005,656
Kansas: 0.8%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,182,319
400,000	City of Lenexa, Lakeview Village, Inc. Project (RB) 5.25%, 05/30/17 (c)	400,448
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	257,088
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	392,791
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
400,000	5.00%, 05/30/17 (c)	400,012
1,000,000	5.00%, 05/30/17 (c)	1,000,030
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 05/30/17 (c)	8,211,562
100,000	5.13%, 05/30/17 (c)	100,141
1,000,000	5.25%, 05/30/17 (c)	1,001,400

See Notes to Financial Statements

120

Principal
Amount		Value

Kansas: (continued)
$2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	$2,176,221
	Wyandotte County, Kansas City Unified Government, Series A (RB)
490,000	5.00%, 09/01/25 (c)	492,617
500,000	6.00%, 09/01/25 (c)	500,275
		16,114,904
Kentucky: 0.7%
1,045,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,044,885
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,458
250,000	5.00%, 05/15/26 (c)	244,000
250,000	5.00%, 05/15/26 (c)	236,468
400,000	5.38%, 11/15/22 (c)	405,236
250,000	5.50%, 11/15/22 (c)	251,533
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,195,000	4.25%, 07/01/25 (c)	7,244,502
1,585,000	5.00%, 07/01/25 (c)	1,678,975
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	526,187
350,000	6.00%, 06/01/20 (c)	378,606
390,000	6.38%, 06/01/20 (c)	420,541
150,000	6.50%, 06/01/20 (c)	162,197
1,490,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,606,682
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	498,835
500,000	5.75%, 11/15/25 (c)	504,010
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB) 5.75%, 07/01/23 (c)	369,405
150,000	Louisville/Jefferson County Metropolitan Government, Series A (RB) 5.00%, 06/01/22 (c)	168,384
		15,770,904
Louisiana: 1.1%
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	524,965
280,000	6.25%, 07/01/21 (c)	298,385
3,240,000	6.38%, 07/01/21 (c)	3,418,913

Principal
Amount		Value

Louisiana: (continued)
$3,225,000	Louisiana Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	$3,297,079
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,037,420
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	599,896
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	569,585
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	455,668
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c)	950,000
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	700,000
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
250,000	4.00%, 05/15/26 (c)	247,330
1,150,000	4.25%, 05/15/25 (c)	1,178,313
500,000	5.00%, 05/15/26 (c)	539,950
1,000,000	5.00%, 05/15/26 (c)	1,106,320
1,250,000	5.00%, 05/15/26 (c)	1,397,200
1,500,000	5.00%, 05/15/26 (c)	1,668,045
15,000	6.38%, 05/15/21 (c)	17,956
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	1,105,000
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	372,134
4,625,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	4,639,661
		24,123,820

See Notes to Financial Statements

121

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Maine: 0.5%
$825,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	$851,408
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
300,000	4.00%, 07/01/26 (c)	256,302
490,000	4.00%, 07/01/26 (c)	405,392
450,000	5.00%, 07/01/23 (c)	457,119
645,000	5.00%, 07/01/26 (c)	650,618
1,000,000	5.00%, 07/01/26 (c)	1,012,400
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
50,000	5.25%, 07/01/21	53,100
1,735,000	6.00%, 07/01/21 (c)	1,875,674
2,220,000	6.75%, 07/01/21 (c)	2,396,090
50,000	6.95%, 07/01/21 (c)	54,637
55,000	7.50%, 07/01/21 (c)	62,783
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 05/30/17 (c)	2,002,480
		10,078,003
Maryland: 1.1%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,004,720
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 05/30/17 (c)	2,447,249
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	249,098
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 05/30/17 (c)	102,943
45,000	5.00%, 05/30/17 (c)	45,090
25,000	5.25%, 05/30/17 (c)	25,046
230,000	City of Baltimore, Maryland Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 05/30/17 (c)	230,451
100,000	City of Baltimore, Maryland Convention Center Hotel, Series B (RB) 5.88%, 05/30/17 (c)	100,163
2,840,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,036,528
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 05/30/17 (c)	1,200,000

Principal
Amount		Value

Maryland: (continued)
$3,760,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	$3,758,872
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	390,668
250,000	5.00%, 07/01/26 (c)	262,928
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	213,654
145,000	4.25%, 07/01/25 (c)	146,489
2,000,000	5.00%, 07/01/25 (c)	2,143,740
500,000	5.00%, 07/01/25 (c)	537,740
825,000	5.00%, 07/01/25 (c)	901,741
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,235,767
430,000	5.00%, 07/01/20	474,041
40,000	5.00%, 07/01/22	45,729
1,325,000	5.00%, 07/01/24	1,546,593
500,000	5.25%, 07/01/24 (c)	582,850
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 05/30/17 (c)	45,103
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,051,230
1,000,000	5.25%, 04/01/27 (c)	1,062,690
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	480,500
500,000	5.00%, 01/01/26 (c)	486,500
		23,808,123
Massachusetts: 1.2%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
1,000,000	4.00%, 07/01/26 (c)	990,090
500,000	5.00%, 07/01/26 (c)	539,205
2,175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	2,178,415
	Massachusetts Development Finance Agency, Emerson College (RB)
885,000	5.00%, 01/01/25 (c)	959,234
680,000	5.00%, 01/01/25 (c)	740,717
500,000	5.00%, 01/01/25 (c)	545,085

See Notes to Financial Statements

122

Principal
Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
$300,000	4.00%, 10/01/26 (c)	$291,891
445,000	5.00%, 07/01/22 (c)	520,374
500,000	5.00%, 10/01/26 (c)	542,140
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 05/30/17 (c)	281,464
550,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 01/01/20 (c)	575,327
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,114,285
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	277,003
1,345,000	5.00%, 07/01/25 (c)	1,427,206
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,000,720
1,000,000	5.00%, 07/01/26 (c)	1,142,760
500,000	5.00%, 07/01/26 (c)	533,660
	Massachusetts Development Finance Agency, Suffolk University (RB)
3,300,000	4.00%, 07/01/27 (c)	3,280,662
1,000,000	5.00%, 07/01/27 (c)	1,120,930
3,000,000	5.00%, 07/01/27 (c)	3,300,960
1,500,000	5.00%, 07/01/27 (c)	1,654,470
	Massachusetts Health and Educational Facilities Authority, Boston Medical Center (RB)
110,000	4.75%, 07/01/18 (c)	114,749
45,000	5.00%, 07/01/18 (c)	47,072
1,250,000	5.25%, 07/01/18 (c)	1,311,162
	Massachusetts Health and Educational Facilities Authority, Suffolk University (RB)
10,000	6.00%, 07/01/19 (c)	10,842
10,000	6.00%, 07/01/19 (c)	11,039
25,000	6.25%, 07/01/19 (c)	26,834
50,000	6.25%, 07/01/19 (c)	55,461
		24,593,757
Michigan: 1.9%
2,000,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	2,091,200
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,102,226
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	424,970
270,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 05/30/17 (c)	266,582
Principal
Amount		Value

Michigan: (continued)
$150,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	$162,600
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	762,538
250,000	5.00%, 07/01/25 (c)	273,438
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,089,340
3,000,000	Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/25 (c)	3,128,490
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,912,474
100,000	5.00%, 07/01/24 (c)	106,746
650,000	5.00%, 07/01/24 (c)	701,850
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	271,418
750,000	5.00%, 07/01/25 (c)	842,250
250,000	5.00%, 07/01/25 (c)	282,470
6,900,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	7,036,206
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/30/17 (c)	1,000,130
650,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 05/30/17 (c)	633,756
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,522,500
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
365,000	5.13%, 06/01/17 (c)	362,814
480,000	6.00%, 06/01/17 (c)	460,440
4,925,000	6.00%, 06/01/17 (c)	4,781,485
6,000,000	6.88%, 06/01/18 (c)	6,264,180
23,475,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.11%, 06/01/17 (c) ^	1,613,906
80,000,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 9.07%, 06/01/33 (c) ^	2,168,000
		40,262,009
Minnesota: 1.1%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	506,450
1,000,000	5.50%, 11/01/24 (c)	1,066,530

See Notes to Financial Statements

123

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Minnesota: (continued)
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
$500,000	5.75%, 07/01/25 (c)	$508,415
500,000	6.13%, 07/01/25 (c)	514,655
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	237,498
250,000	5.50%, 07/01/25 (c)	246,593
500,000	5.75%, 07/01/25 (c)	490,255
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	523,655
1,000,000	5.50%, 07/01/25 (c)	1,079,880
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	696,075
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	493,825
1,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,106,050
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
1,125,000	5.00%, 11/15/20 (c)	1,225,114
400,000	5.00%, 11/15/20 (c)	433,472
2,500,000	5.00%, 11/15/23	2,837,450
325,000	5.75%, 09/01/26 (c)	327,067
500,000	6.00%, 09/01/26 (c)	506,720
1,250,000	Housing and Redevelopment Authority, HealthEast Care System Project, Series A (RB) 5.25%, 11/15/20 (c)	1,355,400
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	777,577
2,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,534,875
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	217,355
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,322,892
2,500,000	6.00%, 05/01/19 (c)	2,647,575
		22,655,378
Principal
Amount		Value

Mississippi: 0.0%
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
$120,000	5.00%, 08/15/17 (c)	$121,004
120,000	5.00%, 08/15/17 (c)	121,086
		242,090
Missouri: 0.4%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,004,560
875,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	876,584
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	485,220
500,000	6.00%, 06/01/25 (c)	486,575
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 05/30/17 (c)	27,470
550,000	County of Boone, Hospital Revenue (RB) 5.38%, 08/01/18 (c)	579,254
	Kirkwood Industrial Development Authority (RB)
1,000,000	5.25%, 05/15/27 (c)	1,037,900
500,000	5.25%, 05/15/27 (c)	524,645
1,000,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	1,001,610
500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	484,250
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
375,000	5.00%, 05/30/17 (c)	381,326
1,150,000	5.25%, 05/30/17 (c)	1,153,266
570,000	5.35%, 05/30/17 (c)	534,552
		8,577,212
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	478,640
500,000	5.00%, 06/01/21 (c)	488,640
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	206,116
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	575,950
	State of Nevada Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,023,140
1,000,000	5.13%, 12/15/25 (c)	1,009,300
		3,781,786

See Notes to Financial Statements

124

Principal
Amount		Value

New Hampshire: 0.3%
$5,000,000	New Hampshire Health and Education Facilities Authority Act (RB) 5.00%, 10/01/26 (c)	$5,421,350
New Jersey: 6.4%
3,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	3,104,735
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,077,300
1,000,000	5.00%, 02/15/24 (c)	1,068,020
150,000	5.00%, 02/15/24 (c)	163,947
1,000,000	5.00%, 02/15/24 (c)	1,117,980
1,055,000	5.00%, 02/15/24 (c)	1,161,808
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,472,638
1,400,000	5.25%, 11/01/24 (c)	1,416,422
	City of Atlantic City, New Jersey (GO)
50,000	5.00%, 11/01/19	42,860
50,000	5.00%, 12/01/19	42,835
25,000	5.00%, 11/01/21	20,829
50,000	5.00%, 12/01/21	41,647
65,000	5.00%, 11/01/22	54,092
30,000	5.00%, 12/01/23 (c)	24,942
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,001,940
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,570,289
500,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/22	533,870
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	471,683
	New Jersey Economic Development
	Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	103,533
1,645,000	4.25%, 06/15/22 (c)	1,662,272
800,000	5.00%, 06/15/19	842,824
850,000	5.00%, 06/15/20	909,355
1,250,000	5.00%, 06/15/21	1,355,687
35,000	5.00%, 06/15/22 (c)	37,711
500,000	5.00%, 06/15/22 (c)	527,405
535,000	5.00%, 06/15/22 (c)	561,022
60,000	5.00%, 06/15/22	65,621
940,000	5.00%, 06/15/22 (c)	1,020,163
1,000,000	5.00%, 06/15/22 (c)	1,070,160
Principal
Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
$3,345,000	4.88%, 09/15/19	$3,458,529
1,975,000	5.25%, 08/20/22 (c)	2,154,626
2,215,000	5.50%, 05/30/17 (c)	2,221,889
60,000	5.50%, 06/20/23 (c)	65,781
235,000	5.63%, 03/05/24 (c)	260,921
350,000	5.63%, 03/05/24 (c)	388,605
1,835,000	5.75%, 09/15/22 (c)	2,037,235
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,354
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	37,341
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 3.72%, 07/01/26 ^	356,395
5,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/22	5,315,400
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
650,000	5.00%, 03/01/21 (c)	688,200
425,000	5.25%, 03/01/21 (c)	447,512
130,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22 (c)	137,757
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,500,000	5.00%, 03/01/22	2,659,425
750,000	5.00%, 03/01/23 (c)	785,430
830,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB) 5.00%, 06/15/24 (c)	873,052
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
1,500,000	5.00%, 06/15/23	1,599,885
500,000	5.00%, 06/15/24	533,870
195,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 09/01/18 (c)	197,455

See Notes to Financial Statements

125

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New Jersey: (continued)
$2,000,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	$2,129,800
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	386,141
900,000	5.38%, 01/01/24 (c)	1,000,575
500,000	5.50%, 01/01/24 (c)	574,290
490,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	525,329
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,155,530
1,000,000	5.00%, 07/01/26 (c)	1,094,490
1,050,000	5.00%, 07/01/26 (c)	1,122,334
1,000,000	5.13%, 07/01/18 (c)	1,048,080
100,000	New Jersey Health Care Facilities Financing Authority, Health Asset Transformation Program, Series A (RB) 5.25%, 10/01/19 (c)	106,008
400,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	439,420
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
100,000	3.00%, 07/01/26 (c)	81,330
750,000	4.00%, 07/01/26 (c)	699,345
1,250,000	5.00%, 07/01/26 (c)	1,343,037
2,000,000	6.63%, 07/01/18 (c)	2,129,520
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	106,956
170,000	6.00%, 07/01/21 (c)	182,837
2,050,000	6.25%, 07/01/21 (c)	2,191,019
200,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.45%, 12/15/37 ^	64,178
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
36,900,000	5.00%, 06/01/17 (c)	36,089,676
795,000	5.00%, 06/01/17 (c)	796,709
	New Jersey Transportation Trust Fund Authority, Series A (RB)
2,650,000	4.90%, 12/15/28 ^	1,517,019
600,000	5.00%, 06/15/24	644,502
100,000	5.25%, 06/15/21 (c)	105,943
1,000,000	5.45%, 12/15/39 ^	284,240
70,000	5.50%, 12/15/23	77,505
800,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.25%, 06/15/23 (c)	838,264
Principal
Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
$10,000,000	5.02%, 12/15/35 ^	$3,908,800
715,000	5.25%, 12/15/24 (c)	747,347
250,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	254,903
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,817,776
3,275,000	Tobacco Settlement Financing Corp., Senior Series 1A (RB) 4.50%, 06/01/17 (c)	3,294,977
12,400,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	12,171,964
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,814,552
		135,568,648
New Mexico: 0.3%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	492,995
340,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 05/30/17 (c)	342,859
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	733,696
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 05/30/17 (c)	2,851,710
700,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 05/30/17 (c)	666,085
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,021,820
		6,109,165
New York: 8.4%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	54,607
90,000	4.62%, 07/15/32 ^	47,211
3,480,000	5.00%, 01/15/27 (c)	3,818,952
125,000	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB) 5.00%, 07/15/26	146,831
	Build NYC Resource Corp. (RB)
900,000	5.00%, 11/01/24 (c)	875,124
1,000,000	5.50%, 11/01/24 (c)	995,780
	Build NYC Resource Corp., New York Law School Project (RB)
4,095,000	4.00%, 01/01/26 (c)	4,043,567
925,000	5.00%, 01/01/26 (c)	1,000,535

See Notes to Financial Statements

126

Principal
Amount		Value

New York: (continued)
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
$25,000	3.75%, 01/01/20	$25,480
1,050,000	4.50%, 01/01/25	1,131,690
600,000	5.00%, 01/01/25 (c)	631,536
600,000	5.25%, 11/01/24 (c)	605,988
1,000,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,012,800
3,170,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,314,425
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,031,820
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/01/17 (c)	14,194
400,000	5.00%, 08/01/17 (c)	336,468
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	763,590
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 05/30/17 (c)	1,245,012
335,000	5.00%, 05/30/17 (c)	335,027
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
1,150,000	4.75%, 01/01/20	1,127,172
1,500,000	5.25%, 01/01/24	1,399,785
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	29,633
175,000	5.00%, 07/01/22 (c)	193,820
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	977,028
1,000,000	5.00%, 07/01/22 (c)	1,085,960
	Nassau County Tobacco Settlement Corp., Series A (RB)
4,610,000	5.00%, 05/30/17 (c)	4,497,332
975,000	5.13%, 05/30/17 (c)	952,624
3,275,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB)
	5.25%, 05/15/17 (c)	3,275,262
	New Rochelle Industrial Development Agency (RB)
1,035,000	5.25%, 07/01/17 (c)	868,293
265,000	5.50%, 07/01/17 (c)	241,222
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,009,740
Principal
Amount		Value

New York: (continued)
$35,000	New York City Industrial Development Agency, Brooklyn Navy yard Cogeneration Partners, L.P. Project (RB) 5.75%, 05/30/17 (c)	$26,984
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 05/30/17 (c)	1,970,926
110,000	5.00%, 05/30/17 (c)	110,243
850,000	5.00%, 05/30/17 (c)	851,751
100,000	5.00%, 05/30/17 (c)	100,235
1,075,000	5.00%, 05/30/17 (c)	1,077,472
105,000	5.00%, 05/30/17 (c)	105,236
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,119,120
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 05/30/17 (c)	1,500,960
800,000	5.00%, 05/30/17 (c)	805,888
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 05/30/17 (c)	5,016
	New York Counties Tobacco Trust IV, Series A (RB)
745,000	5.00%, 05/15/17 (c)	712,503
380,000	5.00%, 05/15/17 (c)	361,737
500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	523,760
3,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	3,806,985
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
29,500,000	5.00%, 11/15/24 (c)	31,382,395
3,700,000	5.38%, 11/15/24 (c)	4,048,170
1,100,000	7.25%, 11/15/24 (c)	1,321,815
200,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	215,724
	New York State Dormitory Authority (RB)
5,000	5.00%, 09/01/19 (c)	5,444
5,000	5.00%, 09/01/19 (c)	5,444
50,000	5.00%, 11/01/21 (c)	47,165
300,000	5.00%, 06/01/27 (c)	335,766
300,000	5.00%, 06/01/27 (c)	322,353
15,000	5.25%, 07/01/20 (c)	15,492
270,000	5.50%, 07/01/35	329,000
1,000,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 5.00%, 06/01/25 (c)	1,067,700

See Notes to Financial Statements

127

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	$2,221,065
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
225,000	5.00%, 08/01/20	243,623
7,400,000	5.00%, 08/01/21 (c)	7,790,572
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3,075,000	5.00%, 08/01/21 (c)	3,260,269
6,190,000	5.00%, 08/01/21	6,815,809
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
1,250,000	5.00%, 08/01/18	1,295,350
275,000	5.00%, 08/01/19	291,918
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
640,000	4.00%, 07/01/24 (c)	621,184
500,000	4.00%, 07/01/24 (c)	489,725
1,750,000	4.00%, 07/01/24 (c)	1,792,665
1,540,000	4.00%, 07/01/24 (c)	1,583,921
500,000	4.00%, 07/01/24 (c)	516,015
775,000	5.00%, 07/01/24 (c)	858,126
275,000	5.00%, 07/01/24 (c)	295,237
12,200,000	5.00%, 07/01/24 (c)	13,050,462
500,000	5.00%, 07/01/24 (c)	544,310
10,990,000	5.25%, 07/01/24 (c)	11,915,798
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	543,425
15,000	5.00%, 01/01/21	16,670
1,000,000	5.00%, 01/01/22	1,130,950
250,000	5.00%, 01/01/23	286,488
1,175,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,179,535
1,000,000	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB) 4.00%, 11/01/17 (c)	1,003,160
230,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 05/30/17 (c)	198,545
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	336,161
Principal Amount		Value

New York: (continued)
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
$370,000	5.00%, 12/01/20	$406,885
110,000	6.00%, 12/01/20 (c)	123,396
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	31,186
	Suffolk Tobacco Asset Securitization Corp. (RB)
60,000	5.38%, 06/01/18 (c)	60,450
4,000,000	6.00%, 06/01/18 (c)	4,115,040
6,150,000	6.63%, 06/01/22 (c)	6,570,291
	Syracuse Industrial Development Agency (RB)
200,000	5.00%, 01/01/26 (c)	221,924
200,000	5.00%, 01/01/26 (c)	221,452
300,000	5.00%, 01/01/26 (c)	336,216
550,000	5.00%, 01/01/26 (c)	612,023
375,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. (RB) 5.00%, 07/01/23 (c)	395,070
770,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	728,713
	Town of Oyster Bay, New York Public Improvement (GO)
270,000	3.00%, 08/15/17 (c)	259,354
145,000	3.00%, 08/15/17 (c)	136,958
15,000	3.00%, 08/15/17 (c)	14,743
120,000	3.00%, 08/15/17 (c)	116,518
85,000	3.50%, 08/15/17 (c)	79,415
105,000	4.00%, 08/15/17 (c)	99,062
2,000,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.00%, 06/01/27 (c)	2,173,140
	Ulster County Industrial Development Agency, Civic Facility (RB)
1,540,000	6.00%, 09/15/17 (c)	1,529,944
2,000,000	6.00%, 09/15/17 (c)	1,999,660
1,000,000	6.00%, 09/15/17 (c)	1,004,300
920,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	991,962
	Westchester County Local Development Corp. (RB)
570,000	3.75%, 11/01/25 (c)	514,579
550,000	5.00%, 05/01/24 (c)	590,551
2,500,000	5.00%, 11/01/25 (c)	2,654,425
1,790,000	5.50%, 05/01/24 (c)	1,906,332
		177,438,364
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	269,228
1,000,000	5.00%, 06/30/25 (c)	1,063,250

See Notes to Financial Statements

128

Principal Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
$245,000	4.75%, 03/01/22 (c)	$250,606
1,330,000	5.00%, 03/01/22 (c)	1,365,458
820,000	5.00%, 03/01/22 (c)	843,296
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	255,833
150,000	5.00%, 10/01/25	161,174
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	501,315
250,000	5.00%, 10/01/24 (c)	261,645
165,000	5.00%, 10/01/24 (c)	172,168
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,468,279
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,153,920
		7,766,172
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,620
640,000	5.00%, 12/01/21 (c)	671,149
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
1,285,000	7.75%, 09/01/23 (c) (d) *	501,150
615,000	6.25%, 09/01/23 (d) *	239,850
		1,437,769
Ohio: 7.7%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	550,795
1,500,000	5.25%, 11/15/26 (c)	1,646,130
75,505,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	1,936,703
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
9,135,000	5.13%, 06/01/17 (c)	8,724,656
8,120,000	5.38%, 06/01/17 (c)	7,848,548
11,745,000	5.75%, 06/01/17 (c)	11,251,945
31,430,000	5.88%, 06/01/17 (c)	30,250,118
16,105,000	5.88%, 06/01/17 (c)	15,541,969
6,610,000	6.00%, 06/01/17 (c)	6,434,306
11,495,000	6.50%, 06/01/17 (c)	11,533,163
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,096,474
Principal Amount		Value

Ohio: (continued)
$76,200,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.94%, 06/01/17 (c) ^	$5,035,296
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
1,250,000	5.00%, 01/01/22 (c)	1,389,562
250,000	5.00%, 01/01/22 (c)	280,018
40,000	5.25%, 01/01/19	42,383
700,000	5.25%, 01/01/20	764,757
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	430,503
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,008,600
7,750,000	County of Gallia, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	8,905,447
	County of Hamilton, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	401,466
550,000	5.00%, 01/01/26 (c)	571,510
300,000	5.00%, 01/01/26 (c)	320,856
250,000	5.00%, 01/01/26 (c)	262,530
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,039,560
2,000,000	5.00%, 02/15/23 (c)	2,131,900
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	759,667
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
2,000,000	5.00%, 02/15/23 (c)	2,080,300
3,000,000	5.00%, 02/15/23 (c)	3,111,000
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,315,604
2,250,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	995,625
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	680,126
1,535,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	679,237
4,330,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	4,200,446

See Notes to Financial Statements

129

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
$1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 05/30/17 (c)	$1,103,135
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 05/30/17 (c)	2,052,849
2,125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	940,312
3,065,000	Ohio State Water Development Authority, Series A (RB) 3.00%, 05/15/19	1,356,262
500,000	Ohio State Water Development Authority, Series C (RB) 3.95%, 05/01/20 (p)	221,250
2,200,000	Ohio Water Development Authority, Pollution Control, Series B (RB) 4.00%, 07/01/21 (p)	968,000
15,000	Ohio Water Development Authority, Pollution Control, Series C (RB) 4.00%, 06/03/19 (p)	6,638
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	792,392
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	255,685
245,000	5.00%, 12/01/24 (c)	253,261
70,000	5.50%, 12/01/24 (c)	74,589
3,400,000	5.75%, 12/01/22 (c)	3,726,740
2,850,000	6.00%, 12/01/22 (c)	3,124,426
	State of Ohio, Portsmouth Bypass Project (RB)
2,000,000	5.00%, 06/30/25 (c)	2,106,620
3,490,000	5.00%, 06/30/25 (c)	3,641,745
		161,845,104
Oklahoma: 0.8%
200,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	205,196
1,857,998	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 05/30/17 (c)	1,858,871
1,000,000	Norman Regional Hospital Authority (RB) 5.00%, 09/01/26 (c)	1,120,140
225,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB) 5.13%, 04/01/22 (c)	224,519
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 12/01/17 (c)	885,060
1,000,000	5.13%, 12/01/17 (c)	778,660
Principal Amount		Value

Oklahoma: (continued)
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
$275,000	5.25%, 01/01/19 (c)	$276,672
1,000,000	6.00%, 01/01/22 (c)	1,042,730
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	533,420
1,055,000	5.00%, 08/01/27 (c)	1,126,423
2,000,000	5.25%, 08/01/27 (c)	2,161,120
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	362,372
500,000	6.63%, 11/01/26 (c)	504,020
1,805,000	6.88%, 11/01/26 (c)	1,801,589
500,000	7.00%, 11/01/26 (c)	500,340
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	250,048
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	1,490,835
2,125,000	Tulsa Airports Improvement Trust (RB) 5.06%, 06/01/25 (c) (p)	2,264,336
		17,386,351
Oregon: 0.1%
230,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	238,802
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
560,000	6.13%, 09/01/20 (c)	632,486
750,000	6.38%, 09/01/20 (c)	874,087
	Yamhill County Hospital Authority, Series A (RB)
500,000	5.00%, 11/15/24 (c)	504,140
300,000	5.00%, 11/15/24 (c)	305,001
		2,554,516
Pennsylvania: 3.9%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 05/30/17 (c)	1,522,217
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	411,616
695,000	6.75%, 11/01/19 (c)	726,240
1,100,000	6.75%, 12/01/21 (c)	1,132,978
600,000	6.88%, 11/01/19 (c)	601,962

See Notes to Financial Statements

130

Principal Amount		Value

Pennsylvania: (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
$1,915,000	5.00%, 05/01/22 (c)	$2,007,992
150,000	5.00%, 05/01/22 (c)	158,819
3,980,000	5.00%, 05/01/22 (c)	4,123,917
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
510,000	2.70%, 04/02/18 (p)	225,675
500,000	3.50%, 06/01/20 (p)	221,250
500,000	4.00%, 07/01/21 (p)	220,000
5,240,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	2,318,700
500,000	Chester County Health and Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	499,980
490,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	506,395
650,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	742,709
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
500,000	6.00%, 06/01/26 (c)	504,845
500,000	6.00%, 06/01/26 (c)	506,600
	Cumberland County, Pennsylvania Municipal Authority (RB)
500,000	4.00%, 01/01/25 (c)	491,405
400,000	5.25%, 01/01/22 (c)	411,784
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,512,220
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
2,430,000	5.13%, 06/01/26 (c)	2,178,811
625,000	5.25%, 08/15/20 (c)	572,256
50,000	6.13%, 08/15/20 (c)	45,215
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	109,684
100,000	5.00%, 01/01/22	111,445
960,000	5.00%, 01/01/23 (c)	1,061,875
1,230,000	5.00%, 01/01/23 (c)	1,366,628
200,000	Fulton County Industrial Development Authority (RB) 5.00%, 07/01/26 (c)	200,570
6,000,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,717,700
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,065,580
Principal Amount		Value

Pennsylvania: (continued)
$1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	$1,513,470
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,236,137
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	260,325
1,420,000	2.70%, 04/01/20 (p)	1,419,191
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	151,034
850,000	5.25%, 01/01/25 (c)	846,591
940,000	5.38%, 01/01/25 (c)	939,210
	Moon Industrial Development Authority, Baptist Homes Society (RB)
175,000	5.00%, 07/01/20	180,558
250,000	5.63%, 07/01/25 (c)	262,913
650,000	6.00%, 07/01/25 (c)	684,612
55,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 05/30/17 (c)	55,403
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
440,000	4.13%, 06/30/26 (c)	436,555
75,000	5.00%, 06/30/19	80,520
90,000	5.00%, 12/31/19	97,915
170,000	5.00%, 12/31/20	188,931
45,000	5.00%, 12/31/22	51,439
125,000	5.00%, 12/31/23	143,730
550,000	5.00%, 12/31/24	636,586
595,000	5.00%, 12/31/25	690,069
385,000	5.00%, 06/30/26 (c)	445,245
4,880,000	5.00%, 06/30/26 (c)	5,305,487
65,000	5.00%, 06/30/26 (c)	74,166
500,000	5.00%, 06/30/26 (c)	543,195
2,655,000	5.00%, 06/30/26 (c)	2,918,748
410,000	5.00%, 06/30/26 (c)	461,578
250,000	5.00%, 06/30/26	289,770
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	2,987,612
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 05/30/17 (c)	1,803,096
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,004,490

See Notes to Financial Statements

131

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SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	$5,022,450
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
110,000	4.00%, 11/01/22 (c)	99,450
100,000	5.00%, 11/01/22 (c)	102,753
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	374,560
1,000,000	7.25%, 06/15/24 (c)	1,131,990
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	514,410
500,000	6.50%, 06/01/25 (c)	516,760
500,000	6.63%, 06/01/25 (c)	519,095
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,414,014
	Philadelphia Gas Works, Fourteenth Series (RB)
1,000,000	4.00%, 10/01/26 (c)	1,021,240
1,020,000	5.00%, 10/01/26 (c)	1,141,747
750,000	5.00%, 10/01/26	886,342
500,000	5.00%, 10/01/26 (c)	575,695
1,000,000	5.00%, 10/01/26 (c)	1,122,770
1,000,000	Philadelphia Gas Works, Thirteenth Series (RB) 5.00%, 08/01/25 (c)	1,145,860
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	881,030
1,455,000	5.63%, 07/01/22 (c)	1,530,223
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
2,100,000	5.50%, 07/01/17 (c)	2,105,271
1,975,000	5.63%, 07/01/22 (c)	2,065,080
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	253,545
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	688,850
1,500,000	5.00%, 01/01/23	1,618,575
		82,717,354
Principal Amount		Value

Puerto Rico: 1.2%
$1,270,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 05/30/17 (c)	$1,271,791
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
90,000	5.25%, 07/01/16 (d) (g) *	56,925
78,000	5.50%, 07/01/16 (d) (g) * #	51,870
4,510,000	8.00%, 07/01/20 (c) (d) *	2,852,575
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
155,000	4.25%, 07/01/22 (c)	121,288
1,740,000	5.00%, 07/01/22 (c)	1,387,650
465,000	5.13%, 07/01/22 (c)	373,163
1,000,000	5.25%, 07/01/22 (c)	802,500
2,555,000	5.25%, 07/01/22 (c)	2,050,387
30,000	5.25%, 07/01/22 (c)	24,675
710,000	5.75%, 07/01/22 (c)	573,325
1,580,000	6.00%, 07/01/18 (c)	1,307,450
380,000	6.00%, 07/01/18 (c)	315,400
1,755,000	6.00%, 07/01/22 (c)	1,434,712
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 05/30/17 (c) ^	1,507,350
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	267,500
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21 (d) *	61,625
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 05/30/17 (c) #	192,268
395,000	4.25%, 05/30/17 (c) #	236,408
220,000	4.75%, 05/30/17 (c) #	133,760
40,000	5.00%, 05/30/17 (c)	40,013
155,000	5.00%, 05/30/17 (c) #	92,768
620,000	5.00%, 05/30/17 (c) #	372,543
350,000	5.00%, 05/30/17 (c) #	213,631
275,000	5.00%, 05/30/17 (c) #	166,547
350,000	5.00%, 05/30/17 (c) #	211,138
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 05/30/17 (c)	162,425
500,000	5.00%, 05/30/17 (c)	133,750
390,000	5.25%, 05/30/17 (c) #	237,416
845,000	5.75%, 05/30/17 (c) #	515,767
	Puerto Rico Highways and Transportation Authority, Series G (RB)
275,000	5.00%, 05/30/17 (c)	73,563
400,000	5.00%, 05/30/17 (c) (d) *	107,000
65,000	5.00%, 05/30/17 (c) #	39,520

See Notes to Financial Statements

132

Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
$200,000	5.00%, 05/30/17 (c) #	$119,700
50,000	5.00%, 05/30/17 (c) #	30,163
315,000	5.00%, 05/30/17 (c) #	191,520
	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC)
185,000	5.00%, 05/30/17 (c) #	112,714
40,000	5.00%, 05/30/17 (c) #	24,390
	Puerto Rico Highways and Transportation Authority, Series K (RB)
400,000	5.00%, 05/30/17 (c)	107,000
100,000	5.00%, 05/30/17 (c)	26,750
50,000	5.00%, 05/30/17 (c)	13,282
115,000	5.00%, 05/30/17 (c)	30,510
205,000	5.00%, 05/30/17 (c)	54,428
	Puerto Rico Highways and Transportation Authority, Series M (RB)
485,000	5.00%, 07/01/17 (c)	129,738
1,040,000	5.00%, 07/01/17 (c)	278,200
150,000	5.00%, 07/01/17 (c)	40,125
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	102,988
1,070,000	5.50%, 07/01/22	286,225
2,035,000	5.50%, 07/01/24	544,362
1,500,000	5.50%, 07/01/25	401,250
1,500,000	5.50%, 07/01/26	401,250
50,000	21.06%, 07/01/20 ^ *	16,212
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 05/30/17 (c) #	457,781
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c) #	328,553
500,000	5.00%, 10/01/22 (c) #	328,553
40,000	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD) 7.00%, 05/30/17 (c) (d) *	22,800
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	262,800
205,000	5.50%, 08/01/19 (c)	69,188
525,000	5.50%, 02/01/20 (c)	182,438
1,690,000	6.00%, 08/01/19 (c)	617,272
310,000	6.00%, 08/01/20 (c)	121,675
40,000	Puerto Rico Sales Tax Financing Corp., Balance-First (RB) 5.00%, 08/01/18	15,660
Principal Amount		Value

Puerto Rico: (continued)
$500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinated Series A-1 (RB) 10.58%, 08/01/41 ^	$37,300
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinated Series C (RB) 5.00%, 08/01/20 (c)	48,750
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
120,000	4.00%, 08/01/21 (c) #	70,965
1,375,000	5.00%, 08/01/21 (c) #	842,531
875,000	5.25%, 08/01/21 (c) #	540,312
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A (RB)
335,000	4.38%, 02/01/20 (c)	114,895
100,000	5.25%, 02/01/20 (c)	33,875
435,000	14.42%, 08/01/30 ^	62,140
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,990,000	5.00%, 08/01/21 (c) #	1,219,372
170,000	5.25%, 08/01/20 (c)	56,738
680,000	7.89%, 08/01/34 ^	148,403
80,000	8.69%, 08/01/37 ^	14,399
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
80,000	4.50%, 02/01/20 (c)	26,200
150,000	5.00%, 08/01/19 (c)	51,188
250,000	5.50%, 02/01/20 (c)	85,625
100,000	8.69%, 08/01/35 ^	10,412
50,000	8.70%, 08/01/34 ^	5,599
100,000	11.98%, 08/01/36 ^	9,737
155,000	12.86%, 08/01/33 ^	18,580
		26,103,251
Rhode Island: 0.5%
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	666,750
250,000	5.00%, 05/15/23	284,648
400,000	5.00%, 05/15/26 (c)	422,920
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	1,996,760
1,000,000	5.00%, 06/01/25 (c)	1,062,740
37,200,000	6.59%, 06/01/17 (c) ^	3,932,040
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	437,396
60,000	5.00%, 06/01/23	67,794
2,000,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,043,920
		10,914,968

See Notes to Financial Statements

133

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Carolina: 0.4%
$75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	$79,786
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,450,000
3,100,000	5.63%, 05/30/17 (c)	3,100,496
1,100,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 05/30/17 (c)	1,075,074
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	643,386
155,000	5.75%, 08/01/19 (c)	163,176
170,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	181,920
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	287,787
		8,981,625
South Dakota: 0.0%
500,000	City of Sioux Falls, Dow Rummel Village Project (RB) 5.00%, 11/01/26 (c)	499,965
Tennessee: 1.2%
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,938,740
7,000,000	5.13%, 12/01/26 (c)	6,725,040
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	521,025
525,000	5.00%, 10/01/24 (c)	545,391
975,000	5.00%, 10/01/24 (c)	1,029,922
	Clarksville Natural Gas Acquisition Corp. (RB)
1,465,000	5.00%, 12/15/19	1,585,833
700,000	5.00%, 12/15/20	772,646
110,000	County of Claiborne (GO) 4.13%, 04/01/20 (c)	114,077
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	108,651
180,000	5.63%, 07/01/20 (c)	193,297
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	200,724
4,440,000	5.00%, 04/01/27 (c)	4,841,953
Principal Amount		Value

Tennessee: (continued)
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
$2,000,000	5.25%, 12/01/22 (c)	$2,068,200
450,000	5.38%, 12/01/22 (c)	466,970
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,176,818
2,000,000	5.50%, 09/01/23 (c)	2,053,520
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,541
		24,425,348
Texas: 7.5%
5,000	Beaumont Independent School District (GO) (AGO) 5.00%, 05/30/17 (c)	5,015
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
7,125,000	5.00%, 12/01/25 (c)	7,263,937
700,000	5.00%, 12/01/25 (c)	718,137
700,000	5.25%, 12/01/25 (c)	745,710
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 05/30/17 (c)	51,104
300,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	315,174
	Central Texas Regional Mobility Authority, Senior Lien (RB)
400,000	5.00%, 01/01/26 (c)	440,708
200,000	5.00%, 01/01/26 (c)	219,574
270,000	5.00%, 01/01/26 (c)	300,448
1,000,000	5.00%, 01/01/26 (c)	1,140,050
740,000	6.00%, 01/01/21 (c)	860,191
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,405,000	5.00%, 01/01/23 (c)	1,525,085
1,410,000	5.00%, 01/01/23 (c)	1,548,829
1,100,000	5.00%, 07/01/25 (c)	1,205,567
1,750,000	5.00%, 07/01/25 (c)	1,924,440
100,000	5.00%, 07/01/25 (c)	113,526
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	391,158
400,000	5.00%, 01/01/23 (c)	436,776
1,485,000	6.25%, 01/01/21 (c)	1,739,395
10,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	11,720
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,271,256

See Notes to Financial Statements

134

Principal Amount		Value

Texas: (continued)
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
$200,000	4.50%, 07/01/20	$206,412
7,000,000	4.75%, 07/01/24	7,556,360
650,000	5.00%, 07/01/24 (c)	696,364
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,102,820
600,000	5.00%, 07/15/25 (c)	645,036
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,047,460
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,132,554
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	748,067
500,000	5.50%, 08/15/25 (c)	510,945
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	886,142
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	523,690
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	647,843
	Gregg County Health Facilities Development Corp., Series C (RB)
3,095,000	5.00%, 07/01/22 (c)	3,179,710
1,210,000	5.00%, 07/01/22 (c)	1,259,562
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,729,120
275,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	296,489
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,025,340
380,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	396,709
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	682,195
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
280,000	5.00%, 11/01/18	295,112
865,000	5.00%, 11/01/22 (c)	969,475
280,000	5.00%, 11/01/22	320,365
1,140,000	5.25%, 11/01/20 (c)	1,231,371
Principal Amount		Value

Texas: (continued)
$1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	$1,049,410
115,000	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/24	129,640
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB) 5.00%, 04/01/24 (c)	1,568,805
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) 5.00%, 08/15/21 (c)	485,005
1,375,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	1,371,769
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,489,945
100,000	5.00%, 11/15/24 (c)	104,947
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
500,000	5.00%, 07/01/25 (c)	527,370
100,000	5.00%, 07/01/25 (c)	106,684
	North East Texas Regional Mobility Authority (RB)
1,200,000	5.00%, 01/01/26 (c)	1,283,424
1,000,000	5.00%, 01/01/26 (c)	1,073,300
265,000	Port Freeport, Texas (RB) 4.95%, 05/30/17 (c)	270,817
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	393,324
400,000	5.00%, 08/15/26 (c)	403,124
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c) (d) *	632,500
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,192,734
1,275,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 05/30/17 (c)	1,275,242
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 05/30/17 (c)	85,015
500,000	5.00%, 05/30/17 (c)	500,030
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	4,455,000

See Notes to Financial Statements

135

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
$1,000,000	5.00%, 05/15/24 (c)	$995,500
125,000	5.00%, 05/15/24 (c)	126,448
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	102,978
2,365,000	5.50%, 11/15/25 (c)	2,451,275
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 05/30/17 (c)	1,501,410
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,000,000	6.38%, 02/15/27 (c)	1,029,570
500,000	6.38%, 02/15/27 (c)	511,070
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	2,991,303
200,000	8.25%, 11/15/19 (c)	212,544
1,050,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,118,659
1,680,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	1,901,592
2,070,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	2,262,324
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
110,000	5.25%, 12/15/24	126,738
220,000	5.25%, 12/15/25	253,007
1,155,000	5.25%, 12/15/26	1,326,933
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,565,000	5.00%, 12/15/22 (c)	1,688,666
760,000	5.00%, 12/15/22 (c)	814,842
175,000	5.00%, 12/15/22 (c)	186,893
1,665,000	5.00%, 12/15/22 (c)	1,803,645
1,895,000	5.00%, 12/15/22 (c)	2,123,821
1,570,000	5.00%, 12/15/22 (c)	1,731,113
1,000,000	5.00%, 12/15/22 (c)	1,097,370
650,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	708,500
Principal Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
$1,095,000	5.25%, 12/15/18	$1,151,130
310,000	5.25%, 12/15/21	350,557
170,000	5.25%, 12/15/22	194,351
1,180,000	5.25%, 12/15/23	1,355,773
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,300
1,940,000	5.00%, 12/15/21	2,196,313
1,810,000	5.00%, 12/15/22 (c)	2,005,643
2,260,000	5.00%, 12/15/22	2,586,141
265,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	320,443
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	171,155
3,810,000	7.00%, 06/30/20 (c)	4,323,664
95,000	7.50%, 06/30/20 (c)	109,993
1,225,000	7.50%, 06/30/20 (c)	1,422,396
500,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	571,040
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
1,000,000	5.00%, 12/31/25 (c)	1,082,430
500,000	5.00%, 12/31/25 (c)	543,135
1,250,000	7.00%, 09/01/23 (c)	1,431,425
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,827,111
1,500,000	5.00%, 08/15/24 (c)	1,649,550
600,000	5.00%, 08/15/24 (c)	669,642
850,000	5.00%, 08/15/24 (c)	942,250
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	945,250
1,000,000	6.25%, 09/01/25 (c)	938,210
1,000,000	6.38%, 09/01/25 (c)	934,340
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
590,000	6.00%, 01/01/21 (c)	620,243
1,950,000	7.00%, 01/01/21 (c)	2,133,358
2,480,000	7.13%, 01/01/21 (c)	2,697,273
	Tyler Health Facilities Development Corp. (RB)
2,670,000	5.25%, 11/01/17 (c)	2,492,739
1,215,000	5.25%, 11/01/17 (c)	1,144,421
8,400,000	5.38%, 11/01/17 (c)	7,611,072

See Notes to Financial Statements

136

Principal Amount		Value

Texas: (continued)
	Tyler Health Facilities Development Corp., Series A (RB)
$4,000,000	5.25%, 11/01/17 (c)	$4,004,400
225,000	5.25%, 11/01/17 (c)	225,504
2,000,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	1,973,240
		158,410,719
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,161,446
Virgin Islands: 1.1%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	3,326,531
450,000	5.00%, 10/01/20	403,380
3,280,000	5.00%, 10/01/20 (c)	2,861,800
1,735,000	6.75%, 10/01/19 (c)	1,401,012
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	963,281
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,086,262
1,000,000	5.00%, 10/01/19	916,080
330,000	5.00%, 10/01/20 (c)	268,125
2,990,000	5.25%, 10/01/20 (c)	2,354,625
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	181,875
250,000	5.00%, 10/01/19 (c)	210,625
1,000,000	5.00%, 10/01/24 (c)	785,000
4,250,000	5.00%, 10/01/24 (c)	3,198,125
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	91,025
885,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	741,187
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 07/01/17 (c)	32,375
330,000	5.00%, 07/01/17 (c)	216,975
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 07/01/17 (c)	2,169,000
1,070,000	5.00%, 07/01/17 (c)	682,125
1,125,000	5.00%, 07/01/17 (c)	722,812
		22,612,220
Virginia: 1.7%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	630,253
1,000,000	5.00%, 01/01/23 (c)	1,008,760
Principal Amount		Value

Virginia: (continued)
$500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	$484,510
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,733,970
250,000	6.35%, 11/01/24 (c)	244,910
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	201,266
500,000	5.40%, 03/01/25 (c)	502,810
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,098,550
1,000,000	5.00%, 07/01/26 (c)	1,105,910
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	664,774
380,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	401,128
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,070,050
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	606,580
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	441,275
2,000,000	5.00%, 12/01/23 (c)	2,035,800
1,000,000	5.00%, 12/01/23 (c)	1,020,740
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,593,463
1,000,000	6.88%, 03/01/21 (c)	1,101,030
1,250,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	1,263,250
	Hanover County, Virginia Economic Development Authority, Series A (RB)
495,000	4.00%, 07/01/22	511,063
1,500,000	5.00%, 07/01/22 (c)	1,511,430
1,500,000	5.00%, 07/01/22 (c)	1,514,835
2,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	2,827,137
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	687,514

See Notes to Financial Statements

137

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Virginia: (continued)
	Stafford County Economic Development Authority (RB)
$480,000	4.00%, 06/15/26 (c)	$474,749
300,000	5.00%, 06/15/26 (c)	327,024
935,000	Tobacco Settlement Financing Corp. (RB) 11.49%, 06/01/17 (c) ^	85,085
1,470,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	1,401,865
2,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	2,062,040
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	331,104
1,000,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 05/30/17 (c)	936,950
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
735,000	5.50%, 07/01/22 (c)	804,553
1,550,000	6.00%, 07/01/22 (c)	1,742,339
1,440,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	1,504,973
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.87%, 06/01/20 (p)	300,489
1,375,000	2.15%, 09/01/20 (p)	1,389,575
		35,621,754
Washington: 0.5%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,022,590
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	949,340
500,000	5.75%, 12/01/25 (c)	503,000
500,000	6.00%, 12/01/25 (c)	502,300
250,000	6.25%, 12/01/25 (c)	250,313
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,115,151
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
300,000	5.00%, 07/01/25 (c)	317,697
100,000	7.00%, 07/01/19 (c)	112,289
Principal Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
$1,000,000	5.00%, 07/01/24 (c)	$1,005,040
150,000	5.00%, 07/01/24 (c)	151,860
800,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	832,184
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,511,340
500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	474,890
		10,747,994
West Virginia: 0.6%
325,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	342,251
2,855,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	2,757,730
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	1,799,280
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,048,760
1,500,000	6.50%, 10/01/18 (c)	1,548,180
2,005,000	6.75%, 10/01/18 (c)	2,056,508
		13,717,709
Wisconsin: 0.6%
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	241,145
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	465,132
500,000	5.13%, 02/01/26 (c)	456,260
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	537,780
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
250,000	5.00%, 06/15/26 (c)	227,233
1,000,000	5.00%, 06/15/26 (c)	933,410

See Notes to Financial Statements

138

Principal Amount		Value

Wisconsin: (continued)
$1,035,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	$1,099,574
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,493,485
2,150,000	Wisconsin Health & Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	2,212,371
3,950,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	4,053,371
		11,719,761
Total Municipal Bonds (Cost: $2,050,494,155)		2,047,491,846

Number of Shares
MONEY MARKET FUND: 1.5% (Cost: $32,288,236)
32,288,236	Dreyfus Government Cash Management Fund – Institutional Shares	32,288,236
Total Investments: 98.7% (Cost: $2,082,782,391)		2,079,780,082
Other assets less liabilities: 1.3%		26,960,983
NET ASSETS: 100.0%		$2,106,741,065

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bond
(f)	On the last coupon date only partial interest was paid
(g)	Security in principal default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees.
The aggregate value of fair valued securities is $6,730,190 which represents 0.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,165,000 which represents 0.2% of net assets.

See Notes to Financial Statements

139

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments By Sector	% of Investments	Value
Education	7.7%	$160,769,774
Health Care	22.4	465,141,727
Housing	0.8	17,138,643
Industrial Revenue	17.1	355,130,636
Leasing	1.3	28,053,594
Local	5.7	119,475,731
Power	1.4	29,270,406
Solid Waste/Resource Recovery	0.2	3,388,756
Special Tax	8.3	172,066,664
State	3.2	67,140,022
Tobacco	19.7	409,979,695
Transportation	8.2	170,298,804
Water & Sewer	2.4	49,637,394
Money Market Fund	1.6	32,288,236
	100.0%	$2,079,780,082

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,047,491,846	$—	$2,047,491,846
Money Market Fund	32,288,236	—	—	32,288,236
Total	$32,288,236	$2,047,491,846	$—	$2,079,780,082

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

140

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 93.3%
Arizona: 1.8%
$250,000	City of Chandler AZ (GO) 4.38%, 07/01/18 (c)	$259,565
California: 17.6%
300,000	California Educational Facilities Authority, Series A (RB) 5.00%, 10/01/18 (c)	317,337
215,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	233,484
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	213,579
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	109,676
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	150,739
200,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 6.00%, 06/01/21	237,212
135,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	141,126
175,000	Clovis California Unified School District, Series A (GO) 3.60%, 08/01/19 ^	170,630
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	221,596
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.11%, 01/01/20 ^	222,617
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	387,079
175,000	University of California, Series O (RB) 5.75%, 05/15/19 (c)	191,690
		2,596,765
Florida: 6.8%
150,000	Brevard County Health Facilities Authority, Series B (RB) 7.00%, 04/01/19 (c)	166,719
100,000	City of Orlando FL, Series A (RB) 5.00%, 05/01/24 (c)	121,015
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	312,993
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	111,161
140,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	150,338
Principal Amount		Value

Florida: (continued)
$135,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	$140,828
		1,003,054
Georgia: 4.5%
	City of Atlanta GA Water & Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	212,745
400,000	6.25%, 11/01/19 (c)	450,340
		663,085
Idaho: 1.0%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	152,420
Illinois: 6.0%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	26,310
185,000	5.50%, 07/01/18 (c)	194,694
300,000	5.50%, 07/01/18 (c)	315,720
330,000	5.75%, 07/01/18 (c)	348,242
		884,966
Maryland: 6.0%
	County of Montgomery, Public Improvement, Series A (GO)
220,000	5.00%, 07/01/19 (c)	238,665
110,000	5.00%, 07/01/19 (c)	119,332
	State of Maryland, Second Series B (GO)
260,000	5.00%, 08/01/19 (c)	282,838
220,000	5.00%, 08/15/19 (c)	239,657
		880,492
Massachusetts: 3.7%
390,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	408,190
130,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	136,239
		544,429
Michigan: 0.4%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	60,049
Minnesota: 1.8%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	105,300
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	164,706
		270,006
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	134,124

See Notes to Financial Statements

141

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: 3.2%
$190,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 01/01/20 (c)	$209,220
250,000	State of New Jersey, Series A (CP) 5.25%, 06/15/19 (c)	271,590
		480,810
New Mexico: 1.2%
170,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	180,504
New York: 7.1%
95,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	103,127
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	339,591
145,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	157,793
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	78,195
325,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	378,199
		1,056,905
North Carolina: 2.7%
205,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/19 (c)	218,614
165,000	North Carolina Municipal Power Agency No 1, Series A (RB) 5.00%, 01/01/19 (c)	175,816
		394,430
Ohio: 4.1%
320,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/23 (c)	378,899
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	232,138
		611,037
Oregon: 4.0%
190,000	Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	204,199
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	139,715
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	21,010
210,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	226,645
		591,569
Principal Amount		Value

Pennsylvania: 1.8%
$10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	$10,418
100,000	Commonwealth of Pennsylvania (GO) 5.00%, 04/15/19 (c)	107,624
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	147,065
		265,107
Puerto Rico: 1.1%
145,000	Puerto Rico Highways & Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	158,782
Texas: 7.6%
150,000	City of Houston TX Combined Utility System Revenue (RB) 5.38%, 05/15/19 (c)	162,858
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	472,583
120,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.13%, 11/15/18 (c)	127,550
180,000	Keller Independent School District/TX (GO) 5.25%, 02/15/19 (c)	193,252
150,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	161,705
		1,117,948
Utah: 3.1%
	State of Utah, Series A (GO)
150,000	5.00%, 07/01/18 (c)	157,086
140,000	5.00%, 07/01/18 (c)	146,614
150,000	Utah Transit Authority, Series A (RB) (AGM) 5.00%, 06/15/18 (c)	156,747
		460,447
Virginia: 3.1%
415,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	460,380
Washington: 0.7%
100,000	City of Seattle WA Municipal Light & Power Revenue (RB) 5.50%, 04/01/19 (c)	108,516
Wisconsin: 3.1%
185,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	193,628
245,000	Wisconsin Health & Educational Facilities Authority, Series C (RB) 5.13%, 04/01/19 (c)	263,645
		457,273
Total Municipal Bonds (Cost: $13,675,772)		13,792,663

See Notes to Financial Statements

142

Number of Shares		Value

MONEY MARKET FUND: 5.4% (Cost: $793,540)
793,540	Dreyfus Government Cash Management Fund – Institutional Shares	$793,540
Total Investments: 98.7% (Cost: $14,469,312)		14,586,203
Other assets less liabilities: 1.3%		187,913
NET ASSETS: 100.0%		$14,774,116

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	15.4%	$2,240,337
Health Care	9.5	1,388,515
Leasing	9.8	1,423,829
Local	10.7	1,553,476
Power	6.7	978,797
Special Tax	9.3	1,354,589
State	9.1	1,332,009
Transportation	13.8	2,011,992
Water & Sewer	10.3	1,509,119
Money Market Fund	5.4	793,540
	100.0%	$14,586,203

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$13,792,663	$—	$13,792,663
Money Market Fund	793,540	—	—	793,540
Total	$793,540	$13,792,663	$—	$14,586,203

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

143

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

MUNICIPAL BONDS: 97.3%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 05/30/17 (c)	$150,186
150,000	6.45%, 05/30/17 (c)	150,186
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	62,423
		362,795
Arizona: 2.6%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	190,467
125,000	5.00%, 02/01/21	139,178
830,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 05/30/17 (c)	830,822
200,000	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB) 5.00%, 07/01/26	213,150
120,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	115,054
	Industrial Development Authority of the City of Phoenix, Series A (RB)
475,000	3.00%, 07/01/20	471,589
500,000	4.00%, 07/01/25	502,405
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	266,547
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	74,656
50,000	5.25%, 12/01/23	58,822
65,000	5.25%, 12/01/24	76,875
		2,939,565
Arkansas: 0.3%
340,000	County of Pulaski, Children’s Hospital Project (RB) 5.50%, 03/01/19 (c)	367,122
California: 10.8%
40,000	Alameda Corridor Transportation Authority (RB) (AMBAC) 1.88%, 10/01/18 ^	38,708
375,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge, Series S-4 (RB) 5.00%, 04/01/23 (c)	439,016
245,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 05/30/17 (c)	242,815
320,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	346,746
Principal Amount		Value

California: (continued)
$250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	$262,115
	California Municipal Finance Authority, Community Medical Center,
	Series A (RB)
50,000	5.00%, 02/01/27 (c)	58,347
50,000	5.00%, 02/01/27	58,902
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	512,985
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	158,334
300,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	300,759
330,000	California Public Finance Authority, NCCD - Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	375,028
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
200,000	5.00%, 09/01/20	223,742
300,000	5.00%, 09/01/21	343,155
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	174,949
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,181
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	424,226
225,000	East Side Union High School District, Series B (GO) 5.25%, 02/01/26	276,793
160,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	169,990
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	683,154
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
45,000	4.50%, 06/01/17 (c)	45,104
500,000	5.00%, 06/01/23	578,000
500,000	5.00%, 06/01/25	587,310
125,000	5.00%, 06/01/26	147,786
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	216,002
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	282,662

See Notes to Financial Statements

144

Principal Amount		Value

California: (continued)
$50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	$53,373
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	105,741
350,000	Los Angeles Convention & Exhibit Center Authority, Series A (RB) 5.00%, 08/15/18 (c)	368,217
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	365,238
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	862,342
	Palomar Health (RB)
250,000	5.00%, 11/01/25	282,247
90,000	5.00%, 11/01/26 (c)	101,679
	Port of Oakland, Series O (RB)
500,000	5.00%, 05/01/19	534,870
230,000	5.00%, 05/01/20	252,563
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	581,750
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	131,186
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	99,507
195,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	219,348
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	112,161
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	100,927
20,000	5.00%, 08/01/17 (c)	20,186
350,000	Sweetwater Union High School District, Series A (GO) (AGM) 5.63%, 08/01/18 (c)	370,594
90,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	96,778
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	644,736
		12,276,252
Colorado: 1.6%
500,000	Colorado Educational & Cultural Facilities Authority (RB) 3.75%, 07/01/26	481,170
Principal Amount		Value

Colorado: (continued)
$250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 05/30/17 (c)	$250,110
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	99,833
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	180,681
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	135,859
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	512,260
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	176,732
		1,836,645
Connecticut: 0.9%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	413,914
100,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	108,019
	Mohegan Tribe of Indians of Connecticut, Gaming Authority,
	Series C (RB)
250,000	5.25%, 02/01/22	257,370
250,000	5.50%, 02/01/23	259,310
		1,038,613
Florida: 2.9%
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	554,190
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	201,864
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	517,505
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	248,525
250,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) (AMBAC) 5.00%, 08/01/18	262,110
200,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	218,054
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	291,802
250,000	5.00%, 10/01/24	294,630

See Notes to Financial Statements

145

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	$253,527
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	299,867
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	105,342
		3,247,416
Georgia: 1.8%
320,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	335,850
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	174,846
325,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	326,173
250,000	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.00%, 06/15/27	251,565
135,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/25	158,821
130,000	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB) 5.50%, 09/15/23	151,986
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	607,566
		2,006,807
Guam: 1.2%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	811,252
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	277,115
270,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	284,877
		1,373,244
Hawaii: 0.1%
140,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 05/30/17 (c)	140,370
Idaho: 0.3%
300,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 05/19/17 (c)	300,339
Principal Amount		Value

Illinois: 12.7%
$275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	$283,841
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 05/30/17 (c)	64,999
60,000	5.00%, 12/01/18	61,109
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	105,502
500,000	5.00%, 12/01/18 (c)	455,530
250,000	5.25%, 12/01/18 (c)	222,745
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	85,244
500,000	5.00%, 12/01/19	471,490
345,000	5.00%, 12/01/20	314,316
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	628,419
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	96,612
	City of Chicago, Series A (GO)
500,000	5.00%, 01/01/20	511,590
500,000	5.00%, 01/01/20 (c)	504,300
200,000	5.00%, 01/01/20 (c)	200,480
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	153,477
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	671,339
200,000	5.00%, 01/01/25	201,252
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	561,775
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 05/30/17 (c)	60,146
100,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	110,931
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	530,330
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,809
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,129,720
100,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	105,651
	Illinois Railsplitter Tobacco Settlement Authority (RB)
650,000	5.00%, 06/01/18	674,791
380,000	5.00%, 06/01/19	406,539
70,000	5.13%, 06/01/19	75,067
160,000	5.25%, 06/01/20	176,656
25,000	5.25%, 06/01/21	28,156
70,000	5.38%, 06/01/21	79,353
135,000	5.50%, 06/01/21 (c)	152,959

See Notes to Financial Statements

146

Principal Amount		Value

Illinois: (continued)
$50,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	$50,422
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	42,962
35,000	5.00%, 12/15/22	38,252
40,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.95%, 06/15/18 ^	39,043
	State of Illinois (GO)
80,000	4.00%, 08/01/22 (c)	78,562
135,000	4.13%, 03/01/22 (c)	128,631
500,000	5.00%, 06/01/19	521,220
250,000	5.00%, 01/01/20	261,902
500,000	5.00%, 01/01/20 (c)	519,390
50,000	5.00%, 07/01/21	52,839
600,000	5.00%, 05/01/22	634,992
700,000	5.00%, 08/01/22	741,265
150,000	5.00%, 02/01/24 (c)	157,245
100,000	5.00%, 02/01/24	105,976
200,000	5.00%, 01/01/26	210,170
100,000	5.00%, 06/01/26	104,982
270,000	5.50%, 07/01/23 (c)	292,675
60,000	5.50%, 07/01/23 (c)	63,724
	State of Illinois, Series A (GO)
110,000	4.00%, 09/01/18 (c)	105,931
170,000	4.00%, 01/01/22 (c)	170,207
105,000	4.00%, 01/01/22	106,513
750,000	5.00%, 04/01/18	769,102
100,000	Will County Community High School District No. 210, Series B (GO) 5.75%, 01/01/28 ^	55,671
		14,431,804
Indiana: 0.8%
	Indiana Finance Authority, I-69 Section 5 Project (RB)
250,000	5.25%, 09/01/24 (c)	277,367
215,000	6.00%, 12/01/19	225,739
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	354,097
		857,203
Iowa: 4.8%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3,565,000	5.00%, 12/01/19	3,623,430
500,000	5.25%, 12/01/23 (c)	507,755
750,000	5.50%, 12/01/18 (c)	759,900
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
495,000	2.50%, 10/01/20	483,877
130,000	4.00%, 10/01/25	128,987
		5,503,949
Principal Amount		Value

Kansas: 0.2%
$125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	$130,788
90,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 05/30/17 (c)	90,127
		220,915
Kentucky: 0.3%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	10,660
100,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 05/15/26	103,902
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	221,344
		335,906
Louisiana: 3.2%
	City of New Orleans, Louisiana Sewerage Service (RB)
400,000	5.00%, 06/01/18	416,224
625,000	5.00%, 06/01/19	670,244
320,000	5.00%, 06/01/20	352,138
20,000	5.00%, 06/01/22	22,738
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	618,786
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24	190,000
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	255,000
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	754,900
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	251,132
80,000	5.00%, 05/15/21	89,025
		3,620,187
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	93,277
155,000	5.00%, 07/01/20	162,273
		255,550

See Notes to Financial Statements

147

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: 2.3%
$250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	$251,115
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	694,791
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	913,393
190,000	5.00%, 07/01/24	221,776
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 05/30/17 (c)	110,222
210,000	5.25%, 05/30/17 (c)	210,481
220,000	5.25%, 05/30/17 (c)	220,616
		2,622,394
Massachusetts: 0.7%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	152,019
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	113,342
250,000	Massachusetts Health and Educational Facilities Authority Refunding Caregroup, Series E-1 (RB) 5.38%, 07/01/18 (c)	262,740
300,000	Massachusetts Health and Educational Facilities Authority Refunding Caregroup, Series E-2 (RB) 5.38%, 07/01/18 (c)	315,288
		843,389
Michigan: 1.7%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	55,673
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 05/30/17 (c)	682,507
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	507,500
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 06/01/17 (c)	665,987
80,000	5.25%, 06/01/17 (c)	79,961
		1,991,628
Minnesota: 0.6%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	101,290
Principal Amount		Value

Minnesota: (continued)
$180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	$187,103
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	259,192
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	121,240
		668,825
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 05/24/17 (c)	20,053
Missouri: 0.5%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	493,965
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 05/30/17 (c)	116,940
		610,905
Montana: 0.4%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	493,610
Nevada: 0.1%
100,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	117,490
New Jersey: 8.0%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	63,313
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 3.07%, 11/01/22 ^	207,905
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	813,382
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	82,826
600,000	5.00%, 06/15/19	632,118
500,000	5.00%, 06/15/20	534,915
165,000	5.00%, 06/15/22	180,457
150,000	5.00%, 06/15/22 (c)	162,792
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
195,000	4.88%, 09/15/19	201,618
225,000	5.13%, 08/20/22 (c)	242,948
50,000	5.75%, 09/15/22 (c)	55,511

See Notes to Financial Statements

148

Principal Amount		Value

New Jersey: (continued)
$400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	$416,344
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
250,000	5.00%, 03/01/21	265,525
250,000	5.00%, 03/01/23 (c)	263,400
375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/21	399,337
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	280,640
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	113,337
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	427,824
245,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	264,127
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	384,132
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	753,213
300,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	333,204
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	78,438
250,000	5.00%, 06/01/20	273,057
100,000	5.00%, 06/01/27	114,379
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,090,000	4.50%, 06/01/17 (c)	1,096,649
75,000	5.00%, 06/01/17 (c)	75,227
450,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17 (c)	451,431
		9,168,049
New Mexico: 1.1%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	246,498
245,000	County of Otero, Jail Project (RB) 5.75%, 05/30/17 (c)	247,060
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 05/30/17 (c)	150,090
Principal Amount		Value

New Mexico: (continued)
$585,000	Winrock Town Center Tax Increment Development District No. 1, Senior Lien (TA) 5.25%, 05/01/20 (c)	$589,183
		1,232,831
New York: 8.1%
	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB)
400,000	5.00%, 07/15/23	464,568
250,000	5.00%, 07/15/24	292,015
100,000	5.00%, 07/15/26	117,465
100,000	5.00%, 01/15/27 (c)	115,899
100,000	5.00%, 01/15/27 (c)	117,179
800,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	815,352
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
335,000	4.75%, 01/01/20	328,350
1,000,000	5.25%, 01/01/24	933,190
500,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	549,035
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 05/30/17 (c)	25,059
100,000	5.00%, 05/30/17 (c)	100,256
65,000	5.00%, 05/30/17 (c)	65,175
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	116,079
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	337,644
300,000	5.00%, 06/01/27 (c)	338,745
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	51,019
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	740,355
305,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	328,088
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
575,000	5.00%, 08/01/18	595,861
125,000	5.00%, 08/01/19	132,690
35,000	5.00%, 08/01/21	38,539
135,000	5.00%, 08/01/21 (c)	143,134

See Notes to Financial Statements

149

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
$35,000	5.00%, 01/01/21	$38,898
50,000	5.00%, 01/01/22	56,548
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	208,941
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	514,567
25,000	5.00%, 07/01/21 (c)	27,779
185,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	203,840
500,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	503,750
	Town of Oyster Bay, New York Public Improvement (GO)
95,000	3.00%, 08/15/17 (c)	92,243
55,000	3.00%, 08/15/17 (c)	52,831
505,000	3.00%, 08/15/17 (c)	501,404
35,000	3.00%, 08/15/17 (c)	34,399
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	81,040
70,000	5.00%, 06/01/27	81,698
80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	86,258
		9,229,893
North Carolina: 0.9%
390,000	Johnson Memorial Hospital Authority, FHA Insured Mortgage (RB) (AGM) (FHA) 5.25%, 04/01/18 (c)	405,319
150,000	North Carolina Medical Care Commission, Hospital Refunding Bonds, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	165,236
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	405,888
		976,443
Ohio: 6.9%
250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	268,637
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,800,000	5.13%, 06/01/17 (c)	3,629,304
1,200,000	5.38%, 06/01/17 (c)	1,159,884
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	100,579
Principal Amount		Value

Ohio: (continued)
$250,000	County of Allen, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	$276,920
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,881
135,000	5.00%, 02/15/20	142,783
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	10,201
1,285,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	568,612
420,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	436,111
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	150,450
550,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	533,544
780,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	345,150
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	221,250
		7,895,306
Oklahoma: 0.2%
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	250,047
Oregon: 0.2%
180,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	186,889
Pennsylvania: 4.9%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	235,114
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	287,625
70,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 13 (RB) 5.00%, 08/01/25	82,278
300,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 17 (RB) (AGM) 5.38%, 07/01/18	315,288

See Notes to Financial Statements

150

Principal Amount		Value

Pennsylvania: (continued)
$85,000	County of Allegheny PA, General Obligation Refunding Bonds, Series C (GO) 5.00%, 11/01/26	$102,621
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	150,451
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	240,300
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	127,057
235,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	242,464
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
425,000	5.00%, 06/30/19	456,280
160,000	5.00%, 12/31/19	174,070
80,000	5.00%, 12/31/20	88,909
250,000	5.00%, 12/31/21	282,500
125,000	5.00%, 12/31/23	143,730
650,000	5.00%, 12/31/24	752,329
130,000	5.00%, 06/30/26	150,680
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	502,245
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	270,457
500,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series B (RB) 5.00%, 06/01/18 (c)	521,990
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	160,526
100,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	118,179
100,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 07/01/17 (c)	100,259
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	129,400
		5,634,752
Principal Amount		Value

Puerto Rico: 0.7%
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
$100,000	4.13%, 05/30/17 (c) #	$61,038
100,000	4.75%, 05/30/17 (c) #	60,800
10,000	5.00%, 05/30/17 (c)	10,030
405,000	Puerto Rico Highways and Transportation Authority (RB) (FGIC) 5.75%, 05/30/17 (c) #	247,202
100,000	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC) 5.25%, 07/01/18 ^	96,629
	Puerto Rico Highways and Transportation Authority, Series K (RB)
100,000	5.00%, 05/30/17 (c)	26,750
75,000	5.00%, 05/30/17 (c)	19,913
95,000	5.00%, 05/30/17 (c)	25,204
	Puerto Rico Highways and Transportation Authority, Series M (RB)
10,000	4.13%, 07/01/17 (c)	2,655
100,000	5.00%, 07/01/17 (c)	26,564
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	10,700
	Puerto Rico Sales Tax Financing Corp., Balance-First (RB)
65,000	5.00%, 08/01/18	25,448
65,000	5.50%, 08/01/19 (c)	21,938
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	21,450
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c) #	123,975
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	62,190
		842,486
Rhode Island: 0.6%
100,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	119,366
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	546,745
		666,111
South Carolina: 0.4%
100,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	117,393
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	359,224
		476,617

See Notes to Financial Statements

151

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Tennessee: 0.5%
	Clarksville Natural Gas Acquisition Corp. (RB)
$200,000	5.00%, 12/15/19	$216,496
25,000	5.00%, 12/15/21	28,033
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	92,353
250,000	Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series C (RB) 5.00%, 02/01/19	265,182
		602,064
Texas: 6.3%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,641
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	567,633
1,000,000	4.75%, 07/01/24	1,079,480
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	523,730
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	418,984
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	101,750
35,000	Dallas/Fort Worth International Airport Joint Revenue Refunding Bonds, Series E (RB) 4.00%, 11/01/19	37,268
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	343,060
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	333,699
100,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	101,676
470,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	495,366
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d) *	9,670
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	111,766
100,000	5.00%, 07/01/24	112,730
Principal Amount		Value

Texas: (continued)
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
$250,000	3.38%, 08/15/21	$252,730
100,000	4.00%, 08/15/21 (c)	99,765
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	94,179
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	85,203
85,000	5.50%, 08/01/22	98,226
35,000	5.50%, 08/01/24	41,181
125,000	5.50%, 08/01/25	147,769
80,000	5.50%, 08/01/27	94,654
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	499,284
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	201,096
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	78,845
20,000	5.25%, 12/15/19	21,745
240,000	5.25%, 12/15/21	271,399
155,000	5.25%, 12/15/22	177,202
15,000	5.25%, 12/15/23	17,234
60,000	5.25%, 12/15/24	69,130
100,000	5.25%, 12/15/25	115,003
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,200
115,000	5.00%, 12/15/21	130,194
70,000	5.00%, 12/15/22 (c)	78,453
105,000	5.00%, 12/15/22	120,153
115,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	120,895
		7,212,993
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	165,291
Virgin Islands: 3.0%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	220,000
500,000	5.00%, 10/01/20 (c)	436,250
800,000	5.00%, 10/01/20	717,120
65,000	6.75%, 10/01/19	58,565

See Notes to Financial Statements

152

Principal Amount		Value

Virgin Islands: (continued)
	Virgin Islands Public Finance Authority, Series B (RB)
$775,000	5.00%, 10/01/18	$723,230
30,000	5.00%, 10/01/19 (c)	26,175
400,000	5.00%, 10/01/19	366,432
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	631,875
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 07/01/17 (c)	48,563
150,000	5.00%, 07/01/17 (c)	98,625
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 07/01/17 (c)	35,338
		3,362,173
Virginia: 1.5%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,568
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	93,320
125,000	5.00%, 12/01/24	138,171
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	282,120
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.87%, 06/01/20 (p)	681,108
500,000	2.15%, 09/01/20 (p)	505,300
		1,725,587
Washington: 0.9%
105,000	Clark County Public Utility District No 1, Electric System Revenue and Refunding Bonds (RB) 5.00%, 01/01/26 (c)	124,785
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	156,166
500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 4.00%, 01/01/25 (c)	501,675
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB) 3.75%, 07/01/26	236,578
		1,019,204
Principal Amount		Value

West Virginia: 0.6%
$400,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	$402,092
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	177,741
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	67,102
		646,935
Wisconsin: 1.1%
200,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	199,992
705,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	748,985
250,000	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, Series A (RB) (AGM) 5.25%, 07/01/18 (c)	262,380
		1,211,357
Total Municipal Bonds (Cost: $114,925,378)		110,988,004

Number
of Shares
MONEY MARKET FUND: 1.7% (Cost: $1,883,175)
1,883,175	Dreyfus Government Cash Management Fund – Institutional Shares	1,883,175
Total Investments: 99.0% (Cost: $116,808,553)		112,871,179
Other assets less liabilities: 1.0%		1,161,983
NET ASSETS: 100.0%		$114,033,162

See Notes to Financial Statements

153

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $493,015 which represents 0.4% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	6.3%	$7,124,098
Health Care	14.6	16,513,285
Housing	0.5	549,977
Industrial Revenue	25.8	29,155,493
Leasing	4.1	4,592,577
Local	7.1	7,978,640
Power	3.0	3,338,557
Solid Waste/Resource Recovery	1.0	1,127,507
Special Tax	10.4	11,705,209
State	6.1	6,930,126
Tobacco	10.5	11,879,556
Transportation	6.4	7,226,188
Water & Sewer	2.5	2,866,791
Money Market Fund	1.7	1,883,175
	100.0%	$112,871,179

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$110,988,004	$—	$110,988,004
Money Market Fund	1,883,175	—	—	1,883,175
Total	$1,883,175	$110,988,004	$—	$112,871,179

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

154

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2017

	AMT-Free 6-8 Year Municipal Index ETF	AMT-Free 12-17 Year Municipal Index ETF	AMT-Free Intermediate Municipal Index ETF
Assets:
Investments, at value (1)	$4,821,978	$4,733,131	$1,570,239,367
Receivables:
Investment securities sold	—	—	1,101,615
Shares sold	—	—	9,479,333
Dividends and interest	49,348	59,922	18,876,045
Prepaid expenses	—	—	—
Total assets	4,871,326	4,793,053	1,599,696,360

Liabilities:
Payables:
Investment securities purchased	—	—	6,872,008
Due to Adviser	958	944	309,515
Due to custodian	—	415	—
Deferred Trustee fees	—	—	3,000
Accrued expenses	—	—	—
Total liabilities	958	1,359	7,184,523
NET ASSETS	$4,870,368	$4,791,694	$1,592,511,837
Shares outstanding	200,000	200,000	67,200,000
Net asset value, redemption and offering price per share	$24.35	$23.96	$23.70

Net assets consist of:
Aggregate paid in capital	$5,000,000	$5,005,649	$1,591,599,123
Net unrealized appreciation (depreciation)	(104,275)	(186,000)	(2,119,634)
Undistributed net investment income	7,226	11,695	3,128,991
Accumulated net realized gain (loss)	(32,583)	(39,650)	(96,643)
	$4,870,368	$4,791,694	$1,592,511,837
(1) Cost of investments	$4,926,253	$4,919,131	$1,572,359,001

See Notes to Financial Statements

156

AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF
$157,943,080	$264,039,607	$83,686,801	$2,079,780,082	$14,586,203	$112,871,179
26,174	1,625	—	9,861,527	—	—
3,926,957	—	—	6,149,095	—	—
2,058,991	3,313,607	261,439	34,518,956	191,691	1,694,930
—	—	615	—	—	—
163,955,202	267,354,839	83,948,855	2,130,309,660	14,777,894	114,566,109

1,957,705	171,867	—	22,984,068	—	499,390
30,676	43,792	8,214	581,343	2,912	33,557
—	—	165,372	—	—	—
1,517	1,600	2,260	3,184	866	—
—	—	53,646	—	—	—
1,989,898	217,259	229,492	23,568,595	3,778	532,947
$161,965,304	$267,137,580	$83,719,363	$2,106,741,065	$14,774,116	$114,033,162
8,250,000	15,250,000	3,150,000	68,500,000	600,000	4,700,000

$19.63	$17.52	$26.58	$30.76	$24.62	$24.26

$164,823,903	$267,994,550	$89,491,972	$2,138,746,863	$15,178,026	$119,872,402
(1,124,629)	(444,538)	(3,750,762)	(3,002,309)	116,891	(3,937,374)
440,313	270,174	335,138	14,056,203	10,005	687,360
(2,174,283)	(682,606)	(2,356,985)	(43,059,692)	(530,806)	(2,589,226)
$161,965,304	$267,137,580	$83,719,363	$2,106,741,065	$14,774,116	$114,033,162
$159,067,709	$264,484,145	$87,437,563	$2,082,782,391	$14,469,312	$116,808,553

See Notes to Financial Statements

157

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2017

	AMT-Free 6-8 Year Municipal Index ETF(a)	AMT-Free 12-17 Year Municipal Index ETF(a)	AMT-Free Intermediate Municipal Index ETF
Income:
Dividends	$708	$23	$14,501
Interest	47,287	70,188	37,706,354
Total income	47,995	70,211	37,720,855

Expenses:
Management fees	7,109	7,015	3,679,232
Professional fees	—	—	—
Insurance	—	—	—
Trustees’ fees and expenses	—	—	—
Reports to shareholders	—	—	—
Indicative optimized portfolio value fee	—	—	—
Custodian fees	—	—	—
Registration fees	—	—	—
Transfer agent fees	—	—	—
Fund accounting fees	—	—	—
Interest	—	—	—
Other	—	—	—
Total expenses	7,109	7,015	3,679,232
Waiver of management fees	—	—	—
Net expenses	7,109	7,015	3,679,232
Net investment income	40,886	63,196	34,041,623

Net realized gain (loss) on:
Investments	(32,583)	(39,650)	1,656,966
In-kind redemptions	—	—	4,796,223
Net realized gain (loss)	(32,583)	(39,650)	6,453,189

Net change in unrealized appreciation (depreciation) on:
Investments	(104,275)	(186,000)	(58,493,964)
Net change in unrealized appreciation (depreciation)	(104,275)	(186,000)	(58,493,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(95,972)	$(162,454)	$(17,999,152)

(a) For the period September 19, 2016 (commencement of operations) through April 30, 2017.

See Notes to Financial Statements

158

AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF
$4,138	$—	$5,115,034	$43,598	$1,774	$3,102
5,338,245	3,552,959	—	95,435,837	217,909	4,200,500
5,342,383	3,552,959	5,115,034	95,479,435	219,683	4,203,602
396,412	540,652	380,419	7,084,584	45,511	448,337
—	—	43,129	—	—	—
—	—	1,261	—	—	—
—	—	2,479	—	—	—
—	—	29,711	—	—	—
—	—	922	—	—	—
—	—	3,866	—	—	—
—	—	9,061	—	—	—
—	—	2,385	—	—	—
—	—	1,119	—	—	—
9	229	2,731	—	—	294
—	—	6,359	—	—	—
396,421	540,881	483,442	7,084,584	45,511	448,631
—	—	(100,290)	—	—	—
396,421	540,881	383,152	7,084,584	45,511	448,631
4,945,962	3,012,078	4,731,882	88,394,851	174,172	3,754,971

281,863	(309,315)	(610,447)	(5,045,301)	(30,846)	(1,596,076)
(92,962)	(74,103)	440,895	(10,119,027)	3,975	(299,063)
188,901	(383,418)	(169,552)	(15,164,328)	(26,871)	(1,895,139)

(7,882,824)	(2,330,487)	(8,528,807)	(64,233,656)	(69,335)	(3,553,125)
(7,882,824)	(2,330,487)	(8,528,807)	(64,233,656)	(69,335)	(3,553,125)
$(2,747,961)	$298,173	$(3,966,477)	$8,996,867	$77,966	$(1,693,293)

See Notes to Financial Statements

159

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT- Free 6-8 Year Municipal Index ETF	AMT- Free 12-17 Year Municipal Index ETF	AMT-Free Intermediate Municipal Index ETF
	For the Period September 19, 2016* through April 30, 2017	For the Period September 19, 2016* through April 30, 2017	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Operations:
Net investment income	$40,886	$63,196	$34,041,623	$28,503,472
Net realized gain (loss)	(32,583)	(39,650)	6,453,189	9,867,570
Net change in unrealized appreciation (depreciation)	(104,275)	(186,000)	(58,493,964)	40,852,906
Net increase (decrease) in net assets resulting from operations	(95,972)	(162,454)	(17,999,152)	79,223,948

Dividends to shareholders:
Dividends from net investment income	(33,660)	(51,501)	(33,484,380)	(27,871,030)

Share transactions:**
Proceeds from sale of shares	6,200,149	8,555,595	599,111,932	612,656,986
Cost of shares redeemed	(1,200,149)	(3,549,946)	(373,915,530)	(288,016,469)
Increase (Decrease) in net assets resulting from share transactions	5,000,000	5,005,649	225,196,402	324,640,517
Total increase (decrease) in net assets	4,870,368	4,791,694	173,712,870	375,993,435
Net Assets, beginning of period	—	—	1,418,798,967	1,042,805,532
Net Assets, end of period†	$4,870,368	$4,791,694	$1,592,511,837	$1,418,798,967
† Including undistributed net investment income	$7,226	$11,695	$3,128,991	$2,589,636

** Shares of Common Stock Issued (no par value)
Shares sold	250,000	350,000	24,900,000	25,800,000
Shares redeemed	(50,000)	(150,000)	(15,800,000)	(12,100,000)
Net increase (decrease)	200,000	200,000	9,100,000	13,700,000

* Commencement of operations

See Notes to Financial Statements

160

AMT-Free Long Municipal Index ETF		AMT-Free Short Municipal Index ETF
For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

$4,945,962	$3,847,738	$3,012,078	$3,022,058
188,901	1,430,180	(383,418)	3,277
(7,882,824)	3,641,015	(2,330,487)	2,066,167

(2,747,961)	8,918,933	298,173	5,091,502

(4,932,080)	(3,765,845)	(2,990,775)	(3,027,135)

58,358,486	71,730,312	91,459,930	77,265,976
(45,004,975)	(29,363,425)	(85,921,138)	(89,580,169)

13,353,511	42,366,887	5,538,792	(12,314,193)
5,673,470	47,519,975	2,846,190	(10,249,826)
156,291,834	108,771,859	264,291,390	274,541,216
$161,965,304	$156,291,834	$267,137,580	$264,291,390
$440,313	$426,431	$270,174	$248,870

2,900,000	3,600,000	5,200,000	4,400,000
(2,300,000)	(1,500,000)	(4,900,000)	(5,100,000)
600,000	2,100,000	300,000	(700,000)

See Notes to Financial Statements

161

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Operations:
Net investment income	$4,731,882	$3,185,579	$88,394,851	$81,950,863
Net realized gain (loss)	(169,552)	(228,906)	(15,164,328)	5,678,323
Net change in unrealized appreciation (depreciation)	(8,528,807)	5,687,169	(64,233,656)	24,673,365
Net increase (decrease) in net assets resulting from operations	(3,966,477)	8,643,842	8,996,867	112,302,551

Dividends to shareholders:
Dividends from net investment income	(4,809,840)	(2,993,110)	(87,268,300)	(78,355,970)

Share transactions:**
Proceeds from sale of shares	33,633,659	49,688,364	953,619,053	561,063,598
Cost of shares redeemed	(36,612,666)	(7,785,754)	(651,162,054)	(318,055,342)
Increase (Decrease) in net assets resulting from share transactions	(2,979,007)	41,902,610	302,456,999	243,008,256
Total increase (decrease) in net assets	(11,755,324)	47,553,342	224,185,566	276,954,837
Net Assets, beginning of year	95,474,687	47,921,345	1,882,555,499	1,605,600,662
Net Assets, end of year†	$83,719,363	$95,474,687	$2,106,741,065	$1,882,555,499
† Including undistributed net investment income	$335,138	$414,489	$14,056,203	$13,766,377

** Shares of Common Stock Issued (no par value)
Shares sold	1,200,000	1,850,000	30,400,000	18,200,000
Shares redeemed	(1,400,000)	(300,000)	(21,500,000)	(10,300,000)
Net increase (decrease)	(200,000)	1,550,000	8,900,000	7,900,000

See Notes to Financial Statements

162

Pre-Refunded Municipal Index ETF		Short High-Yield Municipal Index ETF
For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

$174,172	$178,173	$3,754,971	$3,668,748
(26,871)	42,108	(1,895,139)	(610,621)
(69,335)	46,343	(3,553,125)	(831,457)

77,966	266,624	(1,693,293)	2,226,670

(173,770)	(172,440)	(3,543,280)	(3,332,690)

—	—	37,545,452	32,681,933
(4,915,232)	(2,468,781)	(28,947,558)	(20,075,310)

(4,915,232)	(2,468,781)	8,597,894	12,606,623
(5,011,036)	(2,374,597)	3,361,321	11,500,603
19,785,152	22,159,749	110,671,841	99,171,238
$14,774,116	$19,785,152	$114,033,162	$110,671,841
$10,005	$9,603	$687,360	$742,463

—	—	1,500,000	1,300,000
(200,000)	(100,000)	(1,200,000)	(800,000)
(200,000)	(100,000)	300,000	500,000

See Notes to Financial Statements

163

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free 6-8 Year Municipal Index ETF
	For the Period September 19, 2016 (a) through April 30, 2017
Net asset value, beginning of period	$25.01
Income from investment operations:
Net investment income	0.20
Net realized and unrealized loss on investments		(0.69)
Total from investment operations		(0.49)
Less:
Dividends from net investment income		(0.17)
Net asset value, end of period	$24.35
Total return (b)	(1.96	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,870
Ratio of gross expenses to average net assets	0.24	%(d)
Ratio of net expenses to average net assets	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)
Ratio of net investment income to average net assets	1.37	%(d)
Portfolio turnover rate (e)	37	%(c)

	AMT-Free 12-17 Year Municipal Index ETF
	For the Period September 19, 2016 (a) through April 30, 2017
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income	0.32
Net realized and unrealized loss on investments		(1.10)
Total from investment operations		(0.78)
Less:
Dividends from net investment income		(0.26)
Net asset value, end of period	$23.96
Total return (b)	(3.12	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,792
Ratio of gross expenses to average net assets	0.24	%(d)
Ratio of net expenses to average net assets	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)
Ratio of net investment income to average net assets	2.15	%(d)
Portfolio turnover rate (e)	16	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

164

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Intermediate Municipal Index ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$24.42	$23.49	$23.07	$23.78	$23.22
Income from investment operations:
Net investment income	0.53	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	(0.72)	0.93	0.43	(0.71)	0.57
Total from investment operations	(0.19)	1.48	0.99	(0.13)	1.16
Less:
Dividends from net investment income	(0.53)	(0.55)	(0.57)	(0.58)	(0.60)
Distributions from net realized capital gains	—	—	—	—	— (c)
Net asset value, end of year	$23.70	$24.42	$23.49	$23.07	$23.78
Total return (a)	(0.80)%	6.38%	4.32%	(0.45)%	5.05%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,592,512	$1,418,799	$1,042,806	$625,118	$746,575
Ratio of gross expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.22%	2.32%	2.45%	2.55%	2.54%
Portfolio turnover rate (b)	7%	2%	3%	1%	1%

	AMT-Free Long Municipal Index ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$20.43	$19.60	$18.96	$20.32	$19.65
Income from investment operations:
Net investment income	0.60	0.66	0.71	0.79	0.77
Net realized and unrealized gain (loss) on investments	(0.79)	0.83	0.65	(1.36)	0.67
Total from investment operations	(0.19)	1.49	1.36	(0.57)	1.44
Less:
Dividends from net investment income	(0.61)	(0.66)	(0.72)	(0.79)	(0.77)
Net asset value, end of year	$19.63	$20.43	$19.60	$18.96	$20.32
Total return (a)	(0.99)%	7.80%	7.25%	(2.62)%	7.44%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$161,965	$156,292	$108,772	$76,797	$120,905
Ratio of gross expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.99%	3.36%	3.68%	4.17%	3.86%
Portfolio turnover rate (b)	17%	3%	4%	5%	3%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(c)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

165

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Short Municipal Index ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$17.68	$17.54	$17.61	$17.79	$17.74
Income from investment operations:
Net investment income	0.20	0.20	0.20	0.24	0.26
Net realized and unrealized gain (loss) on investments	(0.17)	0.14	(0.07)	(0.18)	0.06
Total from investment operations	0.03	0.34	0.13	0.06	0.32
Less:
Dividends from net investment income	(0.19)	(0.20)	(0.20)	(0.24)	(0.26)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total dividends and distributions	(0.19)	(0.20)	(0.20)	(0.24)	(0.27)
Net asset value, end of year	$17.52	$17.68	$17.54	$17.61	$17.79
Total return (a)	0.20%	1.95%	0.75%	0.36%	1.83%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$267,138	$264,291	$274,541	$242,131	$205,506
Ratio of gross expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.11%	1.13%	1.14%	1.37%	1.46%
Portfolio turnover rate (b)	12%	3%	2%	3%	10%

	CEF Municipal Income ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$28.50	$26.62	$25.55	$28.29	$27.76
Income from investment operations:
Net investment income	1.37	1.39	1.41	1.46	1.49
Net realized and unrealized gain (loss) on investments	(1.90)	1.88	1.08	(2.73)	0.53
Total from investment operations	(0.53)	3.27	2.49	(1.27)	2.02
Less:
Dividends from net investment income	(1.39)	(1.39)	(1.42)	(1.47)	(1.48)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total dividends and distributions	(1.39)	(1.39)	(1.42)	(1.47)	(1.49)
Net asset value, end of year	$26.58	$28.50	$26.62	$25.55	$28.29
Total return (a)	(1.93)%	12.87%	10.02%	(4.08)%	7.28%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$83,719	$95,475	$47,921	$31,942	$25,463
Ratio of gross expenses to average net assets (c)	0.51%	0.54%	0.57%	0.79%	1.03%
Ratio of net expenses to average net assets (c)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses, excluding interest expense, to average net assets (c)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.98%	5.38%	5.52%	6.07%	5.33%
Portfolio turnover rate (b)	12%	10%	6%	9%	3%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

166

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	High-Yield Municipal Index ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$31.59	$31.06	$29.90	$33.25	$31.62
Income from investment operations:
Net investment income	1.34	1.48	1.54	1.68	1.61
Net realized and unrealized gain (loss) on investments	(0.82)	0.49	1.12	(3.23)	1.66
Total from investment operations	0.52	1.97	2.66	(1.55)	3.27
Less:
Dividends from net investment income	(1.35)	(1.44)	(1.50)	(1.70)	(1.64)
Distributions from net realized capital gains	—	—	—	(0.10)	—
Total dividends and distributions	(1.35)	(1.44)	(1.50)	(1.80)	(1.64)
Net asset value, end of year	$30.76	$31.59	$31.06	$29.90	$33.25
Total return (a)	1.69%	6.59%	9.08%	(4.48)%	10.55%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$2,106,741	$1,882,555	$1,605,601	$977,813	$1,130,541
Ratio of gross expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.36%	4.86%	5.19%	5.57%	5.22%
Portfolio turnover rate (b)	10%	8%	9%	21%	12%

	Pre-Refunded Municipal Index ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$24.73	$24.62	$24.70	$25.40	$25.35
Income from investment operations:
Net investment income	0.23	0.21	0.19	0.25	0.38
Net realized and unrealized gain (loss) on investments	(0.11)	0.10	(0.08)	(0.67)	0.05
Total from investment operations	0.12	0.31	0.11	(0.42)	0.43
Less:
Dividends from net investment income	(0.23)	(0.20)	(0.19)	(0.28)	(0.38)
Net asset value, end of year	$24.62	$24.73	$24.62	$24.70	$25.40
Total return (a)	0.47%	1.28%	0.43%	(1.64)%	1.71%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$14,774	$19,785	$22,160	$34,579	$33,020
Ratio of gross expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	0.92%	0.85%	0.82%	1.02%	1.50%
Portfolio turnover rate (b)	36%	41%	51%	61%	19%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

167

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High-Yield Municipal Index ETF
				For the Period
				January 13,
				2014 (a) through
	For the Year Ended April 30,			April 30,
	2017	2016	2015	2014
Net asset value, beginning of period	$25.15	$25.43	$25.24	$24.94
Income from investment operations:
Net investment income	0.72	0.87	0.82	0.24
Net realized and unrealized gain (loss) on investments	(0.92)	(0.34)	0.15	0.22
Total from investment operations	(0.20)	0.53	0.97	0.46
Less:
Dividends from net investment income	(0.69)	(0.81)	(0.78)		(0.16)
Net asset value, end of period	$24.26	$25.15	$25.43	$25.24
Total return (b)	(0.81)%	2.14%	3.91%	1.82	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$114,033	$110,672	$99,171	$27,768
Ratio of gross expenses to average net assets	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	2.93%	3.55%	3.48%	4.10	%(d)
Portfolio turnover rate (e)	20%	16%	26%	6	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

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April 30, 2017

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: AMT-Free 6-8 Year Municipal Index ETF (“Free 6-8”), AMT-Free 12-17 Year Municipal Index ETF (“Free 12-17”), AMT-Free Intermediate Municipal Index ETF (“Intermediate”), AMT-Free Long Municipal Index ETF (“Long”), AMT-Free Short Municipal Index ETF (“Short”), CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short High-Yield Municipal Index ETF (“Short High-Yield”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Free 6-8	September 19, 2016	Bloomberg Barclays AMT-Free 6-8 Year Intermediate Continuous Municipal Index
Free 12-17	September 19, 2016	Bloomberg Barclays AMT-Free 12-17 Year Intermediate Continuous Municipal Index
Intermediate	December 4, 2007	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Bloomberg Barclays AMT-Free Long Continuous Municipal Index
Short	February 22, 2008	Bloomberg Barclays AMT-Free Short Continuous Municipal Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Bloomberg Barclays Municipal Custom High Yield Composite Index
Pre-Refunded	February 2, 2009	Bloomberg Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	January 13, 2014	Bloomberg Barclays Municipal High-Yield Short Duration Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as
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(continued)

Level 1 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.
170

Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the year ended April 30, 2017.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds (except for CEF Municipal) utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

For CEF Municipal, the Adviser has agreed, at least until September 1, 2017 to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitation listed in the table below.

The current management fee rate, expense limitation and the amounts waived/assumed by the Adviser for the year ended April 30, 2017 are as follows:

Fund	Management Fee Rate	Expense Limitation	Waiver of Management Fees
CEF Municipal	0.40%	0.40%	$100,290

Fund	Unitary Management Fee Rate
Free 6-8	0.24%
Free 12-17	0.24
Intermediate	0.24
Long	0.24
Short	0.20
High-Yield	0.35
Pre-Refunded	0.24
Short High-Yield	0.35
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(continued)

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended April 30, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Free 6-8	$6,171,318	$1,674,845
Free 12-17	5,783,103	773,450
Intermediate	526,903,346	103,806,689
Long	75,860,405	27,742,313
Short	66,131,977	32,362,932
CEF Municipal	11,423,393	11,389,817
High-Yield	1,015,889,507	200,319,656
Pre-Refunded	6,519,472	6,459,836
Short High-Yield	61,335,908	24,371,446

Note 5—Income Taxes—As of April 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free 6-8	$4,926,253	$4,994	$(109,269)	$(104,275)
Free 12-17	4,919,131	9,308	(195,308)	(186,000)
Intermediate	1,572,379,199	19,968,155	(22,107,987)	(2,139,832)
Long	159,061,047	1,949,433	(3,067,400)	(1,117,967)
Short	264,484,741	888,369	(1,333,503)	(445,134)
CEF Municipal	87,434,710	174,006	(3,920,957)	(3,747,909)
High-Yield	2,079,304,004	72,733,576	(72,257,498)	476,078
Pre-Refunded	14,469,268	127,239	(10,304)	116,935
Short High-Yield	116,585,743	1,346,154	(5,060,718)	(3,714,564)

At April 30, 2017, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses	Qualified Late-Year Losses*	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total
Free 6-8	$7,234	$—	$—	$(32,583)	—	$(8)	$(104,275)	$(129,632)
Free 12-17	11,703	—	—	(39,650)	—	(8)	(186,000)	(213,955)
Intermediate	3,188,268	—	—	(78,734)	—	(56,988)	(2,139,832)	912,714
Long	441,590	—	—	(2,174,283)	—	(7,940)	(1,117,966)	(2,858,599)
Short	290,052	—	—	(682,607)	—	(19,281)	(445,134)	(856,970)
CEF Municipal	334,396	—	—	(2,356,835)	—	(2,261)	(3,747,909)	(5,772,609)
High-Yield	10,669,897	—	—	$(42,846,543)	—	(305,230)	476,078	(32,005,798)
Pre-Refunded	12,998	—	—	(530,806)	—	(3,037)	116,935	(403,910)
Short High-Yield	465,491	—	—	(2,589,226)	—	(941)	(3,714,564)	(5,839,240)

*	Qualified late-year losses, if any, are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2017, the Funds had no such deferrals.
172

The tax character of dividends paid to shareholders during the years ended April 30, 2017 and April 30, 2016 were as follows:

	Tax-Exempt Dividends		Ordinary Income
Fund	April 30, 2017	April 30, 2016	April 30, 2017	April 30, 2016
Free 6-8	$32,995	$—	$665	$—
Free 12-17	51,479	—	22	—
Intermediate	33,471,797	27,852,120	12,583	18,910
Long	4,923,087	3,758,435	8,993	7,410
Short	2,987,470	3,027,135	3,305	—
CEF Municipal	4,783,569	2,976,206	26,271	16,904
High-Yield	85,842,615	77,632,113	1,425,685	723,857
Pre-Refunded	172,207	172,440	1,563	—
Short High-Yield	3,515,435	3,309,393	27,845	23,297

At April 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post-Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term	Amount Expiring in the Year Ended April 30,
Fund	Capital Losses	Capital Losses	2019	2018
Free 6-8	$32,583	$—	$—	$—
Free 12-17	39,650	—	—	—
Intermediate	78,734	—	—	—
Long	541,256	—	78,825	1,554,202
Short	143,943	538,664	—	—
CEF Municipal	1,102,321	1,254,514	—	—
High-Yield	9,287,871	33,558,673	—	—
Pre-Refunded	231,072	299,734	—	—
Short High-Yield	829,534	1,759,692	—	—

During the year ended April 30, 2017, the following Funds utilized accumulated capital loss carryforwards: Intermediate utilized $1,692,763 and Long utilized $281,863.

During the year ended April 30, 2017 $603,978 of capital loss carryforwards expired for Long.

During the year ended April 30, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment of market discount on tax exempt instruments and in-kind share transactions, the Funds incurred differences that affected undistributed net investment income, accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income/Loss	Increase (Decrease) in Accumulated Realized Gain/Loss	Increase (Decrease) in Aggregate Paid in Capital
Free 6-8	$—	$—	$—
Free 12-17	—	—	—
Intermediate	(17,888)	(4,778,335)	4,796,223
Long	—	696,940	(696,940)
Short	1	74,103	(74,104)
CEF Municipal	(1,393)	(440,460)	441,853
High-Yield	(836,725)	10,961,154	(10,124,429)
Pre-Refunded	—	(3,975)	3,975
Short High-Yield	(266,794)	574,758	(307,964)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

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(continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of April 30, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, consisting of 50,000 shares, except for Intermediate and High-Yield, which have Creation Units consisting of 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally when the securities are not available in sufficient quantity for delivery, are not eligible for trading by the Authorized Participant, or as a result of market circumstances. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the year ended April 30, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Free 6-8	$—	$—
Free 12-17	—	—
Intermediate	191,987,674	371,419,300
Long	8,334,570	44,787,728
Short	70,338,874	90,968,341
CEF Municipal	33,637,025	36,611,365
High-Yield	106,808,631	634,992,292
Pre-Refunded	—	4,763,485
Short High-Yield	2,039,551	28,413,718

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

Each Fund (except Intermediate, Long, Short, CEF Municipal and High-Yield) is classified as non-diversified funds under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

174

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

High-Yield and Short High-Yield invest in Puerto Rico municipal securities that currently experience significant financial difficulties. Particularly, the Funds may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected.

The Adviser continues to monitor the events in Puerto Rico surrounding the debt crisis. Over the past two years, Puerto Rico has defaulted on principal and interest payments due to municipal bond holders for a number of municipal issues, including issues held by the Funds. The Funds continue to be impacted by the overall increase in securities in default of interest and/or principal obligations due to the crisis though not materially.

The U.S. Congress passed legislation for Puerto Rico in 2016 enabling the Governor to suspend debt service payments on general obligation bonds and other constitutionally protected debt. The U.S. Congress also passed legislation in 2016 giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized an oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring. Over the past two years, the Puerto Rican legislation and Governor have enacted legislation or executive orders to cut costs, raise tax revenue, prioritize payments for essential services, reduce debt and restructure debt payments. Some of these actions have been opposed by bond creditors and have been blocked by the courts.

At April 30, 2017, the Adviser owned approximately 25% of AMT-Free 12-17 Year Municipal Index ETF.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield, Free 6-8 and Free 12-17 are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Long	1	$159,952	2.06%
Short	3	1,406,070	1.98
CEF Municipal	247	169,692	1.95
Short High-Yield	17	358,284	1.79
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(continued)

As of April 30, 2017, the Funds had no outstanding loan balances.

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—The Fund adopted Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. Based on management’s evaluation, there are no conditions or events that could adversely affect the Funds’ ability to meet their obligations within one year after the date the financial statements are issued. Accordingly, no disclosures are required specific to going concern uncertainties in the Funds’ financial statements.

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2017:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Free 6-8	5/1/17	5/3/17	5/5/17	$0.0284
Free 12-17	5/1/17	5/3/17	5/5/17	$0.0464
Intermediate	5/1/17	5/3/17	5/5/17	$0.0444
Long	5/1/17	5/3/17	5/5/17	$0.0479
Short	5/1/17	5/3/17	5/5/17	$0.0171
CEF Municipal	5/1/17	5/3/17	5/5/17	$0.1050
High-Yield	5/1/17	5/3/17	5/5/17	$0.1082
Pre-Refunded	5/1/17	5/3/17	5/5/17	$0.0230
Short High-Yield	5/1/17	5/3/17	5/5/17	$0.0622

Free 6-8	6/1/17	6/5/17	6/7/17	$0.0395
Free 12-17	6/1/17	6/5/17	6/7/17	$0.0478
Intermediate	6/1/17	6/5/17	6/7/17	$0.0463
Long	6/1/17	6/5/17	6/7/17	$0.0498
Short	6/1/17	6/5/17	6/7/17	$0.0188
CEF Municipal	6/1/17	6/5/17	6/7/17	$0.1076
High-Yield	6/1/17	6/5/17	6/7/17	$0.1147
Pre-Refunded	6/1/17	6/5/17	6/7/17	$0.0251
Short High-Yield	6/1/17	6/5/17	6/7/17	$0.0647
176

Puerto Rico

In early May 2017, the Puerto Rico Governor, moved the debt crisis to a form of bankruptcy court. Unlike states and other municipalities, Puerto Rico does not have access to the U.S. bankruptcy regime, and is seeking protection under the 2016 law that gave Puerto Rico a stay against creditor litigation. With over $70 billion in bond obligations and $49 billion in unfunded pensions, this is the largest government to seek bankruptcy protection in U.S. history.

On May 30, 2017, payments on bonds issued by the Puerto Rico Sales Tax Financing Corp. were frozen by a U.S. District Court Judge just before a $16.3 million scheduled interest payment. The decision effectively escrows funds normally paid out to creditors until litigation over claims linked to the $16 billion worth of bonds issued by the government-owned corporation is resolved. The Funds were not impacted by the frozen payments.

177

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of VanEck Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free Short Municipal Index ETF, CEF Municipal Income ETF, High-Yield Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short High-Yield Municipal Index ETF (nine of the series constituting VanEck Vectors ETF Trust) (the “Funds”) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free Short Municipal Index ETF, CEF Municipal Income ETF, High-Yield Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short High-Yield Municipal Index ETF (nine of the series constituting VanEck Vectors ETF Trust) at April 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 22, 2017
178

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2017 income tax purposes will be sent to them in early 2018. Please consult your tax advisor for proper treatment of this information.

Of the dividends and distributions paid by the Funds, the corresponding percentages represent the amount of such dividends which, for regular Federal income tax purposes, are tax exempt, from ordinary income and/or from long-term capital gains.

Fund	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
Free 6-8	98.02%	1.98%	—
Free 12-17	99.96%	0.04%	—
Intermediate	99.96%	0.04%	—
Long	99.82%	0.18%	—
Short	99.89%	0.11%	—
CEF Municipal	99.45%	0.55%	—
High-Yield	98.37%	1.63%	—
Pre-Refunded	99.10%	0.90%	—
Short High-Yield	99.21%	0.79%	—
179

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2017 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Independent Trustees:

David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	59	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to present, and Board Member of the CFA Society of Stamford, July 2009 to present; Advisory Board member, MainStay Fund Complex[4], June 2015 to December 2015; Trustee, MainStay Fund Complex[4], January 2016 to present.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	71	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Partner, PWC/Strategy & Financial Services Advisory, February 2015 to present; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	59	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to present.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	71	Director, Food and Friends, Inc., 2013 to present.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	The MainStay Fund Complex consists of MainStay Funds Trust, MainStay Funds, MainStay VP Funds Trust, Private Advisors Alternative Strategies Master Fund, Private Advisors Alternative Strategies Fund and MainStay DefinedTerm Municipal Opportunities Fund.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
180

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2017 (unaudited) (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Interested Trustee:

Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Associates Corporation; Director, President and Chief Executive Officer, VESC; Director, President and Chief Executive Officer, VEARA.	59	Director, National Committee on US-China Relations.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President and Assistant General Counsel of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011 to April 2016); Officer of other investment companies advised by the Adviser.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007 to December 2011).

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Uwe Eberle, 1965	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG (since 2010).

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 to July 2008).

Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 to June 2008); Officer of other investment companies advised by the Adviser.

James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (since June 2010); Vice President of JPMorgan Chase & Co. (April 1999 to January 2010).

Philipp Schlegel, 1974	Vice President	Since 2016	Senior Director of Van Eck Switzerland AG (since 2010).
181

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2016 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Janet Squitieri, 1961	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 to September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 to June 2010).

1	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
182

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

April 30, 2017 (unaudited)

At a meeting held on December 2, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck VectorsTM ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors AMT-Free National Municipal Index ETF (“MUNY”), VanEck Vectors Green Bond ETF (“Green Bond”) and VanEck Vectors REIT Preferred Securities ETF (“REIT Preferred”) (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. In evaluating the terms of the Investment Management Agreement and the proposal for MUNY to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of MUNY. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of Green Bond and REIT Preferred to the extent necessary to prevent the operating expenses of Green Bond and REIT Preferred from exceeding agreed upon limits for a period of at least one year following the effective date of their respective registration statements.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

183

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNIAR

ANNUAL REPORT
April 30, 2017

VANECK VECTORS®

BDC Income ETF	BIZD®

ChinaAMC China Bond ETF	CBON®

EM Investment Grade + BB Rated USD Sovereign Bond ETF	IGEM®

Emerging Markets Aggregate Bond ETF	EMAG®

Emerging Markets High Yield Bond ETF	HYEM®

Fallen Angel High Yield Bond ETF	ANGL®

Green Bond ETF	GRNB

International High Yield Bond ETF	IHY®

Investment Grade Floating Rate ETF	FLTR®

J.P. Morgan EM Local Currency Bond ETF	EMLC®

Mortgage REIT Income ETF	MORT®

Preferred Securities ex Financials ETF	PFXF®

Treasury-Hedged High Yield Bond ETF	THHY®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of April 30, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder:

On March 6, we launched the VanEck Vectors Green Bond ETF (NYSE Arca: GRNB). The fund is the first U.S.-listed fixed income ETF to provide targeted exposure to the fast-growing green bond category and is the newest addition to our suite of fixed income ETFs.

“Green bonds” appear poised for significant growth, with issuance of green bonds having grown rapidly since the European Investment Bank issued the first such bond in 2007. These bonds are debt instruments issued to finance projects or activities that promote climate change mitigation or adaptation, including, for example, projects related to renewable energy, energy efficient buildings, and clean transportation, among others.

According to the Climate Bonds Initiative (CBI), an investor-focused non-profit organization that is working to promote large-scale investment in the low carbon economy, $82 billion of green bonds were issued in 2016 and $150 billion is expected to be issued in 2017.

Green Bond Issuance

Source: Climate Bonds Initiative, as of 12/31/2016. Not intended to be a forecast of future results, a guarantee of future results or investment advice. Current market conditions may not continue.

GRNB seeks to track the performance and yield characteristics of the S&P Green Bond Select Index (SPGRNSLT).1 To be included in the fund’s underlying index, a bond’s issuer must clearly disclose the rationale for the issuance, such as the use of proceeds, and the bond must be flagged as “green” by the CBI. All bonds must be rated by at least one rating agency and additional filters are applied with respect to minimum par amount outstanding, maturity, and market of issue.

Green bonds are, essentially, simply conventional bonds with an environmentally friendly use of proceeds. Overall, today’s green bond universe resembles a core global aggregate fixed income benchmark in terms of yield, duration and credit quality. Global bond investors can, therefore, make an allocation to green bonds without significantly altering the risk and return profile of their portfolios. In addition, green bonds have also exhibited low historical correlation to the broad U.S. fixed income market, suggesting potential diversification benefits within a U.S.-focused portfolio. We believe that there is demand for green bonds not only from ESG-focused2 investors, but also that they may appeal to traditional fixed income investors. As the growth of the market progresses, we expect green bonds to make up an increasingly large share of the overall global debt market, and consequently, within investors’ core fixed income portfolios.

1

VANECK VECTORS ETFs

(unaudited)

Going forward we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos and email subscriptions available on our website (www.vaneck.com). Should you have any questions, please contact us at 800.826.2333 or visit www.vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. You will find the performance comparison of each of the funds for the 12 months ended April 30, 2017 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

May 18, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

[1]	The S&P Green Bond Select Index (SPGRNSLT) is a market value-weighted subset of the S&P Green Bond Index that seeks to measure the performance of green-labeled bonds issued globally, subject to stringent financial and extra-financial eligibility criteria.
[2]	ESG = environmental, social, and governance
2

Management Discussion (unaudited)

The suite of VanEck Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the 12 months ended April 30, 2017, 10 out of the suite of 11 funds posted positive returns.

Note: VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF (NYSE Arca: IGEM) and VanEck Vectors Green Bond ETF (NYSE Arca: GRNB) are not included above as they were launched on July 13, 2016 and March 3, 2017, respectively.

Source: VanEck Research. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Bonds and bond funds will decrease in value as interest rates rise. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-out and IPO markets.1 Over the one-year period, BDCs posted an impressive 26.2% return, outperforming both the S&P 500® Index2 return of 17.9% and BofA Merrill Lynch US High Yield Index return of 13.7%.3 BDCs gained as their valuations, on average, correlated with the high yield credit markets that had rallied during most of 2016 following the mid-February rebound in commodity prices. At the end of the period under review, BDCs were trading at a premium with a 1.1 price-to-book value. The industry ended the period offering a dividend yield of 9.0%, as measured by the MVISTM US Business Development Companies Index.4

Mortgage REITs

Mortgage REITs (mREITs) borrow at short-term rates and lend at long-term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. A potential U.S. Federal Reserve increase combined with deteriorating markets could result in a flattening yield curve, which could hurt mREITs. However, if rates rise and markets strengthen, that could result in a rate increase being reflected across the yield spectrum or a steepening curve, which could bode well for mREITs. For example, while the yield curve has flattened slightly since the end of 2016, it has actually moved relatively parallel over the last 12 months. Despite rate increases over the past year, mREITs, as measured by the MVISTM Global Mortgage REITs Index5 (MVMORTTR), posted a commendable performance of 28.5%, much of which was attributable to improving price-to-book

3

VANECK INCOME ETFs

(unaudited)

values. Investor concern for rising interest rates weighed on the space most of 2016 and this was reflected in discounted book values. Subsequently, as rates rose, mREITs’ price-to-book valuations appreciated, averaging about 1.1 on April 30, 2017. mREITs offered a dividend yield of 9.5%, as measured by MVMORTTR.

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically. Over the 12-month period ending April 30, 2017, REITs positively contributed the most to performance, while the energy and mining industries detracted the most from performance. This subset of preferred securities ended the period offering a current yield of 6.4%, as measured by the Wells Fargo Hybrid and Preferred Securities ex Financials Index.6

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the world’s largest bond market among the emerging economies. The size of the market is now approximately US$9.4 trillion.7 While it has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include central and local governments, policy banks, state-owned enterprises and listed/non-listed corporations.

The Fund’s performance was impacted negatively by depreciation of the Chinese renminbi. Most sectors contributed negatively to performance over the 12-month period ending April 30, 2017. Utility bonds provided a positive contribution to total return and bonds of issuers in the basic materials and diversified sectors detracted the least from total return, while those in the financial, industrial, and government sectors detracted the most.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currency, which can provide yield enhancement and diversification opportunities for investors. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

Over the 12-month period ending April 30, 2017, three key themes positively impacted the emerging markets debt market: a benign interest rate environment in developed countries; improving economic fundamentals in many emerging markets; and signs of accelerating global growth.

Bonds denominated in Brazilian real, South African rand, and Russian ruble contributed most to the Fund’s total return. Bonds denominated in Turkish lira, Mexican peso, and Malaysian ringgit were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds denominated in U.S. dollars, euros, or local emerging markets currencies.

U.S. dollar-denominated bonds made the greatest positive contribution to performance in terms of currency. Among local currency bonds, Brazilian real, Russian ruble, and South African rand bonds were the greatest contributors to total return, and Turkish lira, Mexican peso, and Nigerian naira bonds were the greatest detractors from total return. All sectors contributed positively to performance, with government, energy, and financial sector bonds the greatest contributors to total return and diversified, industrial, and basic materials bonds contributing the least to total return.

Emerging Markets High Yield Bonds

Emerging markets high yield corporate bonds offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging markets countries.

Bonds of Brazilian, Chinese, and Venezuelan issuers were the greatest contributors to the Fund’s total return. Bonds of Croatian issuers were the only detractors from performance in terms of country of risk. On a sector

4

level, financial, energy, and basic materials bonds were the greatest contributors to total return and technology was the only sector to detract from performance.

International High Yield Bonds

Non-U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in euros, sterling, and Canadian dollars as well as U.S. dollars.

All sectors contributed positively to overall Fund performance, with the energy, basic materials, and financial sectors providing the largest contributions. U.S. dollar, euro, and Canadian dollar-denominated bonds contributed positively to Fund total return, while sterling-denominated bonds detracted from Fund performance. Brazilian, Canadian, and Russian issuers provided the greatest positive contribution to performance, while Croatian and Swiss issuers were the largest detractors.

Green Bonds

Launched on March 3, 2017, the Fund had traded for only a little under two months by the end of the 12-month period under review. The Fund was up 2.86%* from launch, benefitting from euro and sterling exposure. French, supranational, and German issuers contributed most to returns, while bonds issued by Canadian issuers were the only detractors. All sectors contributed positively to the Fund’s total return during the period.

Emerging Markets Investment Grade and Sovereign Bonds

Launched on July 13, 2016, the Fund had traded for only a little over nine and a half months by the end of the 12-month period under review. During this period, bonds issued by Kazakhstan, the Dominican Republic, and Hungary contributed the most to performance, while bonds issued by the Philippines, Turkey, and South Africa were the greatest detractors. The Fund was down -0.44%* from launch.

CORPORATE BOND

Fallen Angel Bonds

Fallen angels warrant distinction for an embedded value proposition that is not common to all of high yield: fallen angels tend to have a higher rate of ascension to investment grade than original-issue high yield bonds. The default rate in this segment has averaged 3.51% historically, below the 4.51% average for U.S. bonds originally issued as high yield bonds.8

Energy and basic industry were the two best performing sectors during the period under review, while the automotive and real estate sectors were the lowest contributors to total return.

Teck Resources Limited 6.25% 01/15/41 bond (1.1% of Fund net assets†) and Sprint Capital Corp. 8.75% 03/15/32 bond (1.6% of Fund net assets†) were the top two performing bonds. FirstEnergy Solutions Corp. 6.05% 08/15/21 bond (0.15% of Fund net assets†) and Illinois Power Generating Company 7.0% 04/15/18 bond (sold during period under review), were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields. This was seen over the last 12 months as three-month LIBOR9 rates rose over 50 basis points to 1.17% by April 30, 2017.

The top two performing notes were Goldman Sachs Group, Inc. FRN 11/29/23, rated BBB+ (1.5% of Fund net assets†) and General Electric Capital Corporation FRN 05/05/26, rated AA-, (0.8% of Fund net assets†). The bottom two performing notes were General Motors Financial Company, Inc. FRN 01/14/22, rated BBB (0.4% of Fund net assets†) and Goldman Sachs Group, Inc. FRN 04/26/21, rated BBB+, (1.0% of Fund net assets†).10

5

VANECK INCOME ETFs

(unaudited)

Treasury-Hedged High Yield Bonds

The Treasury-Hedged High Yield Bond ETF tracks an index that combines the more liquid portion of the high yield universe with short positions in 5-year U.S. Treasury notes. The Fund uses futures on such notes to help hedge against the risk of rising interest rates. Together, the long high yield bond and short comparable U.S. Treasury portfolios offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are credit spreads and interest rates. Narrowing credit spreads help returns, while widening credit spreads detract from returns. However, because of the interest rate hedge, rising interest rates positively contribute to performance while declining interest rates detract from returns. Over the 12-month period under review, credit spreads over Treasuries narrowed 249 basis points and the 5-year U.S. Treasury increased 56 basis points, having positively contributed to performance.

The top performing bonds were Sprint Corporation 7.875% 09/15/23 (1.6% of Fund net assets†) and EP Energy Corporation 9.375% 05/01/20 (0.8% of Fund net assets†). The bottom performing bonds were Frontier Communications Corporation 11.0% 06/15/25 (1.2% of Fund net assets†) and Univision Communications, Inc. 8.5% 05/15/21 (sold during the period under review).

†	All Fund assets referenced are Total Net Assets as of April 30, 2017, unless otherwise stated.
*	Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock-analysis/040314/little-known-stocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx
[2]	S&P 500® Index (SPX) is an unmanaged and market-value weighted index which includes a representative sample of 500 companies across industries of the U.S. economy.
[3]	Source: FactSet. Data as of April 30, 2017. BDC performance is based on the MVIS US Business Development Companies Index (MVBIZDTG). BofA Merrill Lynch US High Yield Index (H0A0) tracks the performance of U.S. dollar-denominated below investment grade corporate debt publically issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating. Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).
[4]	VanEck Vectors BDC Income ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Business Development Companies Index (MVBIZDTG), which includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of April 30, 2017 the 30-day SEC yield for VanEck Vectors BDC Income ETF was 8.41%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors BDC Income ETF would have been 8.14% as of April 30, 2017.
[5]	VanEck Vectors Mortgage REIT Income ETF (MORT) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS Global Mortgage REITs Index (MVMORTTR) which is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of April 30, 2017 the 30-day SEC yield for VanEck Vectors Mortgage REIT Income ETF was 9.19%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Mortgage REIT Income ETF would have been 8.82% as of April 30, 2017.
[6]	VanEck Vectors Preferred Securities ex Financials ETF (PFXF) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) which is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of April 30, 2017 the 30-day
6

SEC yield for VanEck Vectors Preferred Securities ex Financials ETF was 5.95%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Preferred Securities ex Financials ETF would have been 5.79% as of April 30, 2017.
[7]	The Bank for International Settlements: Debt securities statistics, http://www.bis.org/statistics/secstats.htm. Data as at September 30, 2016.
[8]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2016 in Review and Outlook”. February 2017. NYU Salomon Center.
[9]	Source; FactSet. Data as of April 30, 2017. London Interbank Offer Rate (LIBOR) refers to the benchmark used by banks, securities houses and investors to gauge the cost of unsecured borrowing in the money markets for various periods of time and currencies
[10]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch, and DBRS ratings. This composite is not intended to be a credit opinion.
7

VANECK VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBIZDTG[1]	Share Price	NAV	MVBIZDTG[1]
One Year	26.61%	26.67%	26.21%	26.61%	26.67%	26.21%
Life*	6.98%	6.99%	7.05%	32.89%	32.95%	33.24%

*	Commencement of Fund: 2/11/13; First Day of Secondary Market Trading: 2/12/13.

[1]	MVISTM US Business Development Companies Index (MVBIZDTG) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the SEC and have elected to be regulated as a BDC under the 1940 Act.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

8

VANECK VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	CDHATRID[1]	Share Price	NAV	CDHATRID[1]
One Year	(6.81)%	(6.00)%	(5.79)%	(6.81)%	(6.00)%	(5.79)%
Life*	(2.78)%	(2.12)%	(1.22)%	(6.71)%	(5.14)%	(2.98)%

*	Commencement of Fund: 11/10/14; First Day of Secondary Market Trading: 11/11/14.

[1]	ChinaBond China High Quality Bond Index (CDHATRID) is comprised of fixed-rate, RMB-denominated bonds issued in the PRC by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

9

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Total Returns			Cumulative Total Returns
	Share Price	NAV	JPEGIGBB[1]	Share Price	NAV	JPEGIGBB[1]
Life*	(2.07)%	(0.44)%	0.47%	(2.07)%	(0.44)%	0.47%

*	Commencement of Fund: 7/13/16; First Day of Secondary Market Trading: 7/14/16

[1]	J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index (JPEGIGBB) is based on the composition of the J.P. Morgan EMBI Global Diversified Index (EMBIGD) but removes the instruments that are closer to maturity (less than 24 months) and those with face amounts outstanding less than $750 million. In addition, eligibility to the Index is restricted to instruments that are currently rated investment grade (“IG”) or BB (i.e., BB-, BB or BB+) in the EMBIGD. After applying the liquidity and credit rating filters set forth above, the diversified country weights of the EMBIGD are applied proportionally on the eligible countries and instruments in the Index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

10

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVEMAG[1]	Share Price	NAV	MVEMAG[1]
One Year	5.73%	4.27%	5.79%	5.73%	4.27%	5.79%
Five Year	1.33%	1.39%	2.36%	6.80%	7.14%	12.39%
Life*	2.03%	2.15%	3.48%	12.75%	13.56%	22.70%

*	Commencement of Fund: 5/11/11; First Day of Secondary Market Trading: 5/12/11.

[1]	MVISTM EM Aggregate Bond Index (MVEMAG) is comprised of emerging market sovereign bonds and corporate bonds denominated in U.S. dollars, Euros or local emerging market currencies. MVEMAG includes both investment grade and below investment grade rated securities.

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to VanEck Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

11

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	EMLH[1]	Share Price	NAV	EMLH[1]
One Year	13.51%	13.04%	14.05%	13.51%	13.04%	14.05%
Life*	6.35%	6.32%	7.11%	35.84%	35.67%	40.79%

*	Commencement of Fund: 5/8/12; First Day of Secondary Market Trading: 5/9/12

[1]	BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (EMLH) The Emerging Markets High Yield Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging markets issuers that are rated BB1 or lower (based on an average of ratings from Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.

Index data prior to May 11, 2015 reflects that of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. From May 11, 2015, forward, the index data reflects that of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index. All Index history reflects a blend of the performance of the aforementioned Indexes.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

12

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	H0FA1	Share Price	NAV	H0FA1
One Year	15.66%	15.86%	16.78%	15.66%	15.86%	16.78%
Five Year	9.43%	9.70%	11.02%	56.91%	58.88%	68.62%
Life*	9.79%	9.76%	11.12%	60.36%	60.15%	70.38%

*	Commencement of Fund: 4/10/12; First Day of Secondary Market Trading: 4/11/12

[1]	BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

13

VANECK VECTORS GREEN BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Total Returns			Cumulative Total Returns
	Share Price	NAV	SPGRNSLT[1]	Share Price	NAV	SPGRNSLT[1]
Life*	3.38%	2.86%	2.87%	3.38%	2.86%	2.87%

*	Commencement of Fund: 3/3/17; First Day of Secondary Market Trading: 3/6/17

[1]	S&P Green Bond Select Index (SPGRNSLT) is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of green-labeled bonds issued globally. For a bond to be eligible for inclusion in the Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”) to be eligible for inclusion in the Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

14

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	HXUS[1]	Share Price	NAV	HXUS[1]
One Year	8.63%	8.04%	9.36%	8.63%	8.04%	9.36%
Five Year	5.49%	5.66%	6.46%	30.62%	31.68%	36.75%
Life*	5.55%	5.55%	6.37%	31.56%	31.52%	36.82%

*	Commencement of Fund: 4/2/12; First Day of Secondary Market Trading: 4/3/12

[1]	BofA Merrill Lynch Global ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in Euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

15

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVFLTR[1]	Share Price	NAV	MVFLTR[1]
One Year	3.63%	2.80%	3.37%	3.63%	2.80%	3.37%
Five Year	1.93%	1.58%	2.03%	10.01%	8.15%	10.58%
Life*	1.11%	1.08%	1.56%	6.87%	6.64%	9.74%

*	Commencement of Fund: 4/25/11; First Day of Secondary Market Trading: 4/26/11

[1]	MVISTM US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States with at least one investment grade rating by one of Moody’s, S&P, or Fitch and must not be rated “below investment grade” by any one of Moody’s, S&P, or Fitch.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

16

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	GBIEMCOR[1]	Share Price	NAV	GBIEMCOR[1]
One Year	3.68%	3.41%	4.11%	3.68%	3.41%	4.11%
Five Year	(1.82)%	(1.77)%	(1.08)%	(8.78)%	(8.54)%	(5.27)%
Life*	0.61%	0.57%	1.36%	4.18%	3.92%	9.56%

*	Commencement of Fund: 7/22/10; First Day of Secondary Market Trading: 7/23/10

[1]	J.P. Morgan GBI-EMG Core Index (GBIEMCOR) is designed to track the performance of bonds issued by emerging markets governments and denominated in the local currency of the issuer.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

17

VANECK VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVMORTTR[1]	Share Price	NAV	MVMORTTR[1]
One Year	33.34%	32.15%	28.53%	33.34%	32.15%	28.53%
Five Year	9.86%	9.92%	6.70%	60.01%	60.47%	38.33%
Life*	10.62%	10.62%	7.31%	77.86%	77.92%	49.54%

*	Commencement of Fund: 8/16/11; First Day of Secondary Market Trading: 8/17/11

[1]	MVISTM Global Mortgage REITs Index (MVMORTTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. REITs that derive at least 50% of their revenues (or, where applicable, have at least 50% of their assets) from mortgage-related activity.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

18

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	WHPSL[1]	Share Price	NAV	WHPSL[1]
One Year	4.92%	4.88%	4.34%	4.92%	4.88%	4.34%
Life*	6.04%	5.99%	5.93%	32.44%	32.13%	31.79%

*	Commencement of Fund: 7/16/12; First Day of Secondary Market Trading: 7/17/12

[1]	Wells Fargo Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

19

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVTHHY[1]	Share Price	NAV	MVTHHY[1]
One Year	12.30%	11.69%	12.59%	12.30%	11.69%	12.59%
Life*	3.35%	3.43%	3.90%	14.52%	14.86%	17.03%

*	Commencement of Fund: 3/21/13; First Day of Secondary Market Trading: 3/22/13

[1]	MVISTM US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of a “Long Portfolio” and a “Short Portfolio.” The “Long Portfolio” includes qualifying corporate bonds that must have a below investment grade (IG) rating (based on ratings from Moody’s, S&P and Fitch). The “Short Portfolio” includes a short position on the cheapest-to-deliver five-year U.S. Treasury note determined monthly as of the most recent rebalance date

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 21 for more information.

20

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

BDC Index, EM Aggregate Bond Index, Floating Rate Index, Mortgage REITs Index and Treasury-Hedged High Yield Bond Index are published by MV Index Solutions GmbH (MVIS), a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. ChinaBond Index is published by China Central Depository & Clearing Co., Ltd. (China Central Depository). Emerging Markets Core Index and EM Investment Grade Plus Index are published by JPMorgan Securities Inc. (J.P. Morgan). Emerging Markets High Yield Index, Fallen Angel Index and International High Yield Index are published by Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill Lynch). Green Bond Index is published by S&P Dow Jones Indices (S&P). Preferred Securities Index is published by Wells Fargo & Company, LLC (Wells Fargo).

MVIS, China Central Depository, J.P. Morgan, Merrill Lynch, S&P, and Wells Fargo are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

21

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, November 1, 2016 to April 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period
BDC Income ETF*
Actual	$1,000.00	$1,160.10	0.40%	$2.14
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
ChinaAMC China Bond ETF*
Actual	$1,000.00	$ 956.70	0.50%	$2.43
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
EM Investment Grade + BB Rated USD Sovereign Bond ETF*
Actual	$1,000.00	$1,007.60	0.40%	$1.99
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Aggregate Bond ETF*
Actual	$1,000.00	$1,019.70	0.49%	$2.45
Hypothetical**	$1,000.00	$1,022.36	0.49%	$2.46
Emerging Markets High Yield Bond ETF*
Actual	$1,000.00	$1,047.50	0.40%	$2.03
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Fallen Angel High Yield Bond ETF*
Actual	$1,000.00	$1,051.80	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Green Bond ETF#
Actual	$1,000.00	$1,028.60	0.40%	$0.62
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
International High Yield Bond ETF*
Actual	$1,000.00	$1,045.10	0.40%	$2.03
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
22

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period
Investment Grade Floating Rate ETF*
Actual	$1,000.00	$1,015.20	0.14%	$0.70
Hypothetical**	$1,000.00	$1,024.10	0.14%	$0.70
J.P. Morgan EM Local Currency Bond ETF*
Actual	$1,000.00	$1,016.80	0.49%	$2.45
Hypothetical**	$1,000.00	$1,022.36	0.49%	$2.46
Mortgage REIT Income ETF*
Actual	$1,000.00	$1,163.20	0.41%	$2.20
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06
Preferred Securities ex Financials ETF*
Actual	$1,000.00	$1,025.50	0.41%	$2.06
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06
Treasury-Hedged High Yield Bond ETF*
Actual	$1,000.00	$1,055.40	0.50%	$2.55
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
#	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 3, 2017 (commencement of operations) to April 30, 2017) multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
23

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Number of Shares		Value

COMMON STOCKS: 100.0%
Diversified Financials: 7.5%
170,246	Fidus Investment Corp.	$3,052,511
133,794	Monroe Capital Corp. †	2,151,407
116,961	Newtek Business Services Corp. †	1,931,026
318,660	TPG Specialty Lending, Inc.	6,663,181
		13,798,125
Investment Companies: 90.6%
1,246,045	Apollo Investment Corp.	8,460,645
2,020,070	Ares Capital Corp.	35,553,232
587,462	BlackRock Kelso Capital Corp.	4,306,096
978,140	Fifth Street Finance Corp.	4,489,663
1,449,643	FS Investment Corp. †	14,061,537
205,896	Gladstone Capital Corp.	2,021,899
244,249	Gladstone Investment Corp.	2,364,330
240,458	Goldman Sachs BDC, Inc. †	6,011,450
423,408	Golub Capital BDC, Inc. †	8,599,416
615,966	Hercules Technology Growth Capital, Inc.	9,559,792
327,591	Main Street Capital Corp. †	13,116,744
466,903	New Mountain Finance Corp.	6,956,855
215,676	PennantPark Floating Rate Capital Ltd.	2,984,956
573,372	PennantPark Investment Corp.	4,592,710
2,001,638	Prospect Capital Corp. †	18,615,233
238,623	Solar Capital Ltd.	5,442,991
346,666	TCP Capital Corp.	5,927,989
254,255	THL Credit, Inc.	2,552,720
415,373	TICC Capital Corp. †	3,044,684
384,401	Triangle Capital Corp.	7,272,867
		165,935,809
Investment Management / Advisory Services: 1.9%
439,536	Medley Capital Corp. †	3,393,218
Total Common Stocks (Cost: $174,465,832)		183,127,152
MONEY MARKET FUND: 0.1% (Cost: $129,262)
129,262	Dreyfus Government Cash Management Fund – Institutional Shares	129,262
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $174,595,094)		183,256,414
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 19.6%
Repurchase Agreements: 19.6%
$8,511,954	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $8,512,536; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $8,682,193 including accrued interest)	$8,511,954
8,511,954	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.85%, due 5/1/17, proceeds $8,512,557; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 5/1/17 to 4/1/47, valued at $8,682,193 including accrued interest)	8,511,954
1,791,215	Repurchase agreement dated 4/28/17 with J.P. Morgan Securities LLC, 0.81%, due 5/1/17, proceeds $1,791,336; (collateralized by various U.S. government and agency obligations, 1.38% to 2.25%, due 11/30/17 to 8/15/21, valued at $1,827,043 including accrued interest)	1,791,215
8,511,954	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $8,512,529; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $8,682,193 including accrued interest)	8,511,954
8,511,954	Repurchase agreement dated 4/28/17 with Mizuho Securities USA, Inc., 0.83%, due 5/1/17, proceeds $8,512,543; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 7/28/17 to 2/1/47, valued at $8,682,193 including accrued interest)	8,511,954
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $35,839,031)		35,839,031
Total Investments: 119.7% (Cost: $210,434,125)		219,095,445
Liabilities in excess of other assets: (19.7)%		(36,028,492)
NET ASSETS: 100.0%		$183,066,953

See Notes to Financial Statements

24

†	Security fully or partially on loan. Total market value of securities on loan is $34,451,159.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	99.9%	$183,127,152
Money Market Fund	0.1	129,262
	100.0%	$183,256,414

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$183,127,152	$—	$—	$183,127,152
Money Market Fund	129,262	—	—	129,262
Repurchase Agreements	—	35,839,031	—	35,839,031
Total	$183,256,414	$35,839,031	$—	$219,095,445

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

25

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount			Value

CORPORATE BONDS: 69.1%
Basic Materials: 2.2%
CNY	1,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/18	$146,263
Consumer, Non-cyclical: 6.9%
	2,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	290,251
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	165,849
			456,100
Diversified: 2.3%
	1,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/19	153,671
Energy: 8.2%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	247,518
	2,063,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	301,281
			548,799
Financial: 29.0%
	8,532,000	China Development Bank Corp. 5.84%, 01/03/19	1,274,257
	2,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	285,798
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	147,877
	1,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	220,261
			1,928,193
Principal Amount			Value

Industrial: 20.5%
CNY	587,000	China Railway Corp. 4.63%, 08/25/21	$85,117
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	79,485
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	442,885
	2,000,000	5.70%, 04/23/19	296,238
	1,600,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	221,246
	1,600,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	238,461
			1,363,432
Total Corporate Bonds (Cost: $5,098,048)			4,596,458
GOVERNMENT OBLIGATIONS: 23.8%
Government: 23.8%
		China Government Bond
	7,347,000	3.40%, 04/17/23	1,049,676
	3,541,000	4.26%, 07/31/21	528,234
Total Government Obligations (Cost: $1,755,488)			1,577,910
Total Investments: 92.9% (Cost: $6,853,536)			6,174,368
Other assets less liabilities: 7.1%			474,524
NET ASSETS: 100.0%			$6,648,892

CNY	Chinese Yuan
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Basic Materials	2.4%	$146,263
Consumer, Non-cyclical	7.4	456,100
Diversified	2.5	153,671
Energy	8.9	548,799
Financial	31.2	1,928,193
Government	25.5	1,577,910
Industrial	22.1	1,363,432
	100.0%	$6,174,368

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,596,458	$—	$4,596,458
Government Obligations*	—	1,577,910	—	1,577,910
Total	$—	$6,174,368	$—	$6,174,368

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

27

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

CORPORATE BONDS: 17.9%
Azerbaijan: 1.5%
$200,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	$221,215
British Virgin Islands: 2.0%
300,000	Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25 Reg S	294,757
Chile: 0.7%
100,000	Corp. Nacional del Cobre de Chile 4.50%, 09/16/25 144A	105,758
Indonesia: 1.6%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	232,052
Kazakhstan: 2.1%
275,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	302,524
Malaysia: 4.2%
	Petronas Capital Ltd.
175,000	4.50%, 03/18/45 Reg S	184,755
400,000	5.25%, 08/12/19 Reg S	426,041
		610,796
Mexico: 4.3%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	159,188
48,000	5.50%, 06/27/44	42,360
70,000	6.63%, 06/15/35	73,150
95,000	6.75%, 09/21/47	96,786
225,000	6.88%, 08/04/26	252,000
		623,484
Netherlands: 1.5%
200,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	225,900
Total Corporate Bonds (Cost: $2,627,262)		2,616,486
GOVERNMENT OBLIGATIONS: 80.7%
Brazil: 3.5%
	Brazilian Government International Bonds
225,000	4.25%, 01/07/25	224,719
100,000	4.88%, 01/22/21 †	106,250
100,000	5.00%, 01/27/45	91,125
75,000	8.25%, 01/20/34	95,629
		517,723
Chile: 2.0%
	Corp. Nacional del Cobre de Chile
150,000	3.75%, 11/04/20 Reg S	157,750
125,000	4.88%, 11/04/44 Reg S	128,334
		286,084
China / Hong Kong: 2.8%
400,000	Export-Import Bank of China 2.50%, 07/31/19 Reg S	404,301
Colombia: 5.4%
	Colombia Government International Bonds
300,000	4.38%, 07/12/21	319,350
200,000	5.63%, 08/26/43 (c)	219,500
200,000	7.38%, 09/18/37	258,200
		797,050
Principal Amount		Value

Costa Rica: 0.7%
$100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	$103,579
Croatia: 1.7%
225,000	Croatia Government International Bond 5.50%, 04/04/23 144A	244,627
Dominican Republic: 2.3%
	Dominican Republic International Bonds
100,000	6.85%, 01/27/45 Reg S	106,875
100,000	6.88%, 01/29/26 Reg S	112,042
100,000	7.50%, 05/06/21 Reg S	111,250
		330,167
Hungary: 4.6%
	Hungary Government International Bonds
225,000	5.38%, 03/25/24	252,758
150,000	5.75%, 11/22/23	170,940
225,000	6.38%, 03/29/21	254,667
		678,365
India: 0.7%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	96,492
Indonesia: 4.5%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 Reg S	101,876
130,000	5.25%, 01/17/42 Reg S	140,434
300,000	7.75%, 01/17/38 Reg S	413,124
		655,434
Kazakhstan: 1.8%
225,000	Kazakhstan Government International Bond 6.50%, 07/21/45 144A	268,317
Lithuania: 2.3%
300,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	339,714
Mexico: 5.0%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	52,028
224,000	4.75%, 03/08/44	221,536
150,000	5.13%, 01/15/20	162,825
150,000	6.05%, 01/11/40	174,338
100,000	6.75%, 09/27/34	126,152
		736,879
Morocco: 0.7%
100,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	104,258
Oman: 4.0%
	Oman Government International Bonds
200,000	4.75%, 06/15/26 144A	201,479
260,000	5.38%, 03/08/27 144A	271,653
100,000	6.50%, 03/08/47 144A	107,969
		581,101

See Notes to Financial Statements

28

Principal Amount		Value

Panama: 4.8%
	Panamanian Government International Bonds
$100,000	5.20%, 01/30/20	$108,250
200,000	6.70%, 01/26/36	259,500
225,000	9.38%, 04/01/29	335,250
		703,000
Peru: 4.2%
	Peruvian Government International Bonds
175,000	5.63%, 11/18/50	212,625
100,000	7.35%, 07/21/25	130,650
175,000	8.75%, 11/21/33	268,187
		611,462
Philippines: 6.2%
	Philippine Government International Bonds
237,000	4.00%, 01/15/21	252,434
200,000	5.00%, 01/13/37	235,135
100,000	6.38%, 10/23/34	133,883
175,000	9.50%, 02/02/30	278,567
		900,019
Poland: 5.0%
	Poland Government International Bonds
225,000	4.00%, 01/22/24	237,904
225,000	5.00%, 03/23/22	247,770
225,000	6.38%, 07/15/19	247,016
		732,690
Romania: 2.8%
375,000	Romanian Government International Bond 4.88%, 01/22/24 Reg S	408,691
Russia: 3.8%
	Russian Federal Bonds
150,000	4.88%, 09/16/23 144A	162,846
50,000	5.00%, 04/29/20 144A	53,502
75,000	5.63%, 04/04/42 144A	83,701
164,125	7.50%, 03/31/30 (s) 144A	198,263
50,000	Russian Foreign Bond 4.50%, 04/04/22 144A	53,590
		551,902
Serbia: 0.9%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	125,282
Slovakia: 0.7%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	109,207
South Africa: 2.0%
	Republic of South Africa Government International Bonds
150,000	4.67%, 01/17/24	151,938
125,000	6.25%, 03/08/41	138,415
		290,353
Principal
Amount		Value

Trinidad and Tobago: 0.7%
$100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19 Reg S	$106,750
Turkey: 3.9%
	Turkey Government International Bonds
$200,000	6.25%, 09/26/22	217,857
200,000	6.63%, 02/17/45	224,446
110,000	7.38%, 02/05/25	127,869
		570,172
Uruguay: 3.7%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	279,575
270,000	5.10%, 06/18/50	269,325
		548,900
Total Government Obligations (Cost: $12,076,501)		11,802,519

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $14,766)
14,766	Dreyfus Government Cash Management Fund – Institutional Shares	14,766
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $14,718,529)		14,433,771

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2% (Cost: $318,247)
Repurchase Agreement: 2.2%
$318,247	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $318,270; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $324,612 including accrued interest)	318,247
Total Investments: 100.9% (Cost: $15,036,776)		14,752,018
Liabilities in excess of other assets: (0.9)%		(129,942)
NET ASSETS: 100.0%		$14,622,076

See Notes to Financial Statements

29

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $106,250.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,953,905, or 20.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.7%	$105,758
Energy	15.8	2,284,828
Government	81.8	11,802,519
Utilities	1.6	225,900
Money Market Fund	0.1	14,766
	100.0%	$14,433,771

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,616,486	$—	$2,616,486
Government Obligations*	—	11,802,519	—	11,802,519
Money Market Fund	14,766	—	—	14,766
Repurchase Agreement	—	318,247	—	318,247
Total	$14,766	$14,737,252	$—	$14,752,018

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

30

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount			Value

CORPORATE BONDS: 37.2%
Argentina: 0.6%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$32,856
	50,000	YPF SA 8.75%, 04/04/24 Reg S	57,850
			90,706
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	65,200
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 05/30/17 (c) 144A	84,400
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	99,890
			184,290
Brazil: 1.8%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	157,313
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	109,626
			266,939
British Virgin Islands: 3.2%
	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	162,561
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	104,627
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	105,500
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	106,498
			479,186
Cayman Islands: 4.8%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	101,732
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	103,408
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	105,945
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	110,211
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	101,192
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	102,020
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	107,350
			731,858
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	111,632
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	113,755
			225,387
Principal Amount			Value

Colombia: 1.6%
USD	102,000	Bancolombia SA 5.13%, 09/11/22	$106,845
	90,000	Ecopetrol SA 5.88%, 09/18/23	97,623
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	38,198
			242,666
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	39,481
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	61,810
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	30,659
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	72,194
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	55,531
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	108,166
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	110,009
Luxembourg: 2.2%
		Gaz Capital SA
	200,000	6.51%, 03/07/22 Reg S	223,016
	80,000	8.63%, 04/28/34 Reg S	106,016
			329,032
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	123,321
Mexico: 4.2%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	119,445
USD	25,000	5.00%, 03/30/20	26,919
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	113,330
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	95,963
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	159,187
EUR	50,000	5.50%, 02/24/25 Reg S	61,947
USD	64,000	6.63%, 06/15/38	65,760
			642,551

See Notes to Financial Statements

31

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: 5.1%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	$105,536
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	111,165
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	144,576
EUR	100,000	Petrobras Global Finance BV 4.75%, 01/14/25	114,082
USD	77,000	Petrobras International Finance Co. 6.75%, 01/27/41	72,958
	125,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26 †	116,620
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	106,551
			771,488
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	118,530
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 † 144A	100,738
Turkey: 1.7%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	51,031
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	103,306
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	99,791
			254,128
United Arab Emirates: 1.5%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	117,875
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	115,488
			233,363
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	106,000
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	109,576
			215,576
Venezuela: 0.6%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	50,957
	30,000	9.00%, 11/17/21 Reg S	15,914
	50,000	9.75%, 05/17/35 Reg S	24,088
			90,959
Total Corporate Bonds (Cost: $5,556,262)			5,643,768
GOVERNMENT OBLIGATIONS: 59.9%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	52,047
Principal Amount			Value

Bahrain: 0.5%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	$67,883
Brazil: 4.7%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	30,170
	88,000	Brazilian Government International Bonds 4.88%, 01/22/21 †	93,500
BRL	420,000	Letra do Tesouro Nacional 15.50%, 01/01/19 ^	113,167
		Notas do Tesouro Nacional, Series F
	102,000	10.00%, 01/01/19	32,217
	715,000	10.00%, 01/01/21	224,381
	425,000	10.00%, 01/01/23	132,331
	300,000	10.00%, 01/01/25	92,762
			718,528
Cayman Islands: 0.7%
EUR	100,000	IPIC GMTN Ltd. 2.38%, 05/30/18 Reg S	111,778
Chile: 2.0%
		Chilean Government International Bonds
USD	100,000	3.13%, 03/27/25 †	102,250
	50,000	3.88%, 08/05/20	52,955
CLP	9,000,000	5.50%, 08/05/20	14,334
USD	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 † 144A	130,713
			300,252
China / Hong Kong: 0.9%
	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	137,690
Colombia: 2.8%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	141,120
COP	537,000,000	7.75%, 04/14/21	196,965
	200,000,000	Colombian TES 10.00%, 07/24/24	83,049
			421,134
Croatia: 1.3%
		Croatia Government International Bonds
USD	75,000	6.00%, 01/26/24 144A	83,651
	100,000	6.75%, 11/05/19 Reg S	109,032
			192,683
Czech Republic: 0.7%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	45,285
CZK	1,100,000	5.70%, 05/25/24 Reg S	61,244
			106,529

See Notes to Financial Statements

32

Principal Amount			Value

Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	$23,585
Hungary: 1.9%
		Hungarian Government Bonds
HUF	20,300,000	6.00%, 11/24/23	85,401
USD	100,000	6.38%, 03/29/21	113,185
HUF	22,120,000	7.50%, 11/12/20	94,293
			292,879
Indonesia: 5.0%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	209,943
		Indonesian Treasury Bonds
IDR	960,000,000	8.38%, 03/15/24	77,490
	1,743,000,000	8.38%, 09/15/26	142,471
	540,000,000	8.38%, 03/15/34	43,066
	1,479,000,000	10.50%, 08/15/30	138,256
	1,682,000,000	11.00%, 11/15/20	143,803
			755,029
Israel: 2.3%
		Israel Government Bonds
USD	50,000	4.00%, 06/30/22	53,436
ILS	565,000	4.25%, 03/31/23	181,607
	385,000	5.00%, 01/31/20	119,372
			354,415
Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds 5.13%, 07/21/25 Reg S	54,684
Lebanon: 1.0%
	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	155,653
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	56,956
Malaysia: 2.8%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	188,196
	670,000	3.89%, 03/15/27	150,048
	351,000	5.73%, 07/30/19	84,819
			423,063
Mexico: 5.1%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	80,122
	102,000	6.05%, 01/11/40	118,550
MXN	1,220,000	6.50%, 06/10/21	63,087
	1,460,100	7.50%, 06/03/27	78,475
	5,294,900	8.00%, 06/11/20	286,773
	2,360,000	10.00%, 12/05/24	145,258
			772,265
Nigeria: 0.3%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22 #	45,455
Principal Amount			Value

Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	$88,485
Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	28,405
USD	62,000	7.35%, 07/21/25	81,003
PEN	200,000	7.84%, 08/12/20	68,123
			177,531
Philippines: 1.1%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	166,946
Poland: 4.4%
		Poland Government International Bonds
PLN	200,000	1.50%, 04/25/20	50,407
	580,000	2.50%, 07/25/18	151,112
	150,000	3.25%, 07/25/25	38,716
	625,000	4.00%, 10/25/23	169,994
	450,000	5.75%, 04/25/29	142,673
USD	100,000	6.38%, 07/15/19	109,785
			662,687
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	107,992
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	62,478
RON	450,000	5.90%, 07/26/17	109,511
			171,989
Russia: 3.5%
		Russian Federal Bonds
RUB	1,900,000	7.00%, 08/16/23	32,369
	3,550,000	7.50%, 03/15/18	62,132
	4,550,000	7.50%, 02/27/19	79,387
USD	25,250	7.50%, 03/31/30 (s) Reg S	30,502
RUB	10,080,000	8.15%, 02/03/27	185,832
USD	130,000	11.00%, 07/24/18 Reg S	145,057
			535,279
Serbia: 0.3%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	52,201
South Africa: 3.8%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	82,951
ZAR	2,604,300	7.75%, 02/28/23	191,468
	681,400	8.25%, 09/15/17	51,022
	2,070,000	8.75%, 02/28/48	140,903
	1,325,000	10.50%, 12/21/26	110,599
			576,943

See Notes to Financial Statements

33

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Thailand: 3.6%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	$106,646
	8,863,000	3.63%, 06/16/23	274,622
	590,000	3.65%, 12/17/21	18,281
	4,100,000	4.88%, 06/22/29	141,376
			540,925
Turkey: 4.3%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	102,218
TRY	488,600	7.20%, 03/08/23	118,103
USD	160,000	7.38%, 02/05/25	185,991
TRY	370,000	10.50%, 01/15/20	103,907
	340,000	10.60%, 02/11/26	98,209
	125,000	10.70%, 02/17/21	35,280
			643,708
Ukraine: 0.4%
		Ukraine Government International Bonds
USD	20,000	0.00%, 05/31/40 (a) 144A	7,083
	60,000	7.75%, 09/01/23 144A	58,086
			65,169
United Arab Emirates: 0.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	109,593
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	82,698
Venezuela: 0.3%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	48,045
Total Government Obligations (Cost: $10,119,997)			9,072,699
Number of Shares			Value

MONEY MARKET FUND: 0.8% (Cost: $117,149)
	117,149	Dreyfus Government Cash Management Fund – Institutional Shares	$117,149
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $15,793,408)			14,833,616

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5% (Cost: $528,682)
Repurchase Agreement: 3.5%
USD	528,682	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.80%, due 5/1/17, proceeds $528,717; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/21 to 2/15/43, valued at $539,256 including accrued interest)	528,682
Total Investments: 101.4% (Cost: $16,322,090)			15,362,298
Liabilities in excess of other assets: (1.4)%			(212,003)
NET ASSETS: 100.0%			$15,150,295

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

34

(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $510,954.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,455 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,927,210, or 12.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.7%	$105,500
Communications	5.0	740,436
Consumer, Non-cyclical	2.3	339,176
Diversified	1.5	217,561
Energy	13.3	1,982,205
Financial	10.0	1,481,894
Government	61.2	9,072,699
Industrial	0.7	106,000
Utilities	4.5	670,996
Money Market Fund	0.8	117,149
	100.0%	$14,833,616

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,643,768	$—	$5,643,768
Government Obligations*	—	9,072,699	—	9,072,699
Money Market Fund	117,149	—	—	117,149
Repurchase Agreement	—	528,682	—	528,682
Total	$117,149	$15,245,149	$—	$15,362,298

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

35

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

CORPORATE BONDS: 88.1%
Argentina: 3.8%
$500,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) † 144A	$529,000
500,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	537,125
450,000	Banco de Galicia y Buenos Aires SA 8.75%, 05/04/17 (c) 144A	450,000
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	573,750
500,000	Banco Macro SA 6.75%, 11/04/21 (c) 144A	517,000
900,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	960,750
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	561,250
1,000,000	Pampa Energia SA 7.50%, 01/24/22 (c) 144A	1,067,500
	Pan American Energy LLC
200,000	7.88%, 05/07/21 † Reg S	219,040
670,000	7.88%, 05/07/21 144A	733,784
700,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) † 144A	750,197
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	347
	YPF SA
2,890,000	8.50%, 07/28/25 † 144A	3,276,537
2,845,000	8.75%, 04/04/24 † 144A	3,291,665
545,000	8.88%, 12/19/18 144A	591,216
		14,059,161
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	737,415
Azerbaijan: 1.1%
700,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	705,782
2,900,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	3,207,617
		3,913,399
Bahamas: 0.2%
700,000	Silversea Cruise Finance Ltd. 7.25%, 02/01/20 (c) 144A	745,500
Bahrain: 0.2%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	592,424
Bangladesh: 0.1%
300,000	Banglalink Digital Communications Ltd. 8.63%, 05/29/17 (c) 144A	314,730
Barbados: 0.5%
1,690,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	1,825,200
Bermuda: 3.0%
745,000	China Oil & Gas Group Ltd. 5.25%, 05/21/17 (c) 144A	752,916
	Digicel Group Ltd.
1,400,000	7.13%, 05/30/17 (c) 144A	1,181,600
1,135,000	8.25%, 05/29/17 (c) 144A	1,044,200
	Digicel Ltd.
2,300,000	6.00%, 05/29/17 (c) 144A	2,196,500
2,000,000	6.75%, 03/01/18 (c) † 144A	1,910,000
Principal Amount		Value

Bermuda: (continued)
$350,000	GCX Ltd. 7.00%, 05/30/17 (c) 144A	$360,484
550,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 05/29/17 (c) † Reg S	555,500
	Inkia Energy Ltd.
300,000	8.38%, 05/30/17 (c) Reg S	311,100
350,000	8.38%, 05/30/17 (c) 144A	362,950
	Noble Group Ltd.
400,000	6.75%, 01/29/20 Reg S	384,000
2,250,000	6.75%, 01/29/20 144A	2,160,000
		11,219,250
Brazil: 4.8%
	Banco Bradesco SA
360,000	5.75%, 03/01/22 144A	387,000
1,220,000	5.90%, 01/16/21 144A	1,306,376
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 Reg S	681,225
75,000	5.75%, 09/28/22 144A	70,472
	Banco do Brasil SA
800,000	3.88%, 10/10/22	778,000
930,000	5.88%, 01/26/22 144A	975,337
1,395,000	8.50%, 10/20/20 (c) 144A	1,543,567
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	414,000
50,000	7.38%, 02/02/22 144A	51,750
2,010,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 † 144A	2,135,625
200,000	Banco Pan SA 8.50%, 04/23/20 144A	204,000
400,000	Banco Safra SA 6.75%, 01/27/21 144A	437,880
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	471,945
1,420,000	Caixa Economica Federal 4.25%, 05/13/19 144A	1,448,400
	Centrais Eletricas Brasileiras SA
360,000	5.75%, 10/27/21 144A	370,440
885,000	6.88%, 07/30/19 144A	942,525
425,000	Cielo SA 3.75%, 11/16/22 144A	410,125
	Itau Unibanco Holding SA
3,015,000	5.13%, 05/13/23 144A	3,094,144
1,150,000	5.75%, 01/22/21 144A	1,228,027
1,100,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	1,128,875
		18,079,713
British Virgin Islands: 4.9%
650,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	700,446
700,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	743,820
700,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	719,142
600,000	Franshion Brilliant Ltd. 5.75%, 01/17/22 (c) Reg S	620,741

See Notes to Financial Statements

36

Principal Amount		Value

British Virgin Islands: (continued)
$1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	$1,166,220
1,200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	1,238,851
550,000	Grupo Unicomer Co Ltd. 7.88%, 04/01/21 (c) 144A	595,375
1,200,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	1,228,800
500,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	496,840
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	400,605
825,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 Reg S	831,631
1,000,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) † Reg S	1,096,204
1,700,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	1,734,014
1,650,000	Sparkle Assets Ltd. 6.88%, 05/29/17 (c) Reg S	1,710,839
1,550,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,665,475
1,150,000	Studio City Finance Ltd. 8.50%, 05/30/17 (c) † 144A	1,206,062
1,100,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	1,229,607
400,000	Zhiyuan Group BVI Co. Ltd. 6.20%, 01/11/19 Reg S	409,542
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 † Reg S	621,002
		18,415,216
Cayman Islands: 11.0%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) Reg S	541,802
1,100,000	Agile Group Holdings Ltd. 8.38%, 05/30/17 (c) Reg S	1,149,720
500,000	Agricola Senior Trust 6.75%, 06/18/20 144A	513,985
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	516,025
1,020,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,032,416
600,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	603,978
700,000	Biostime International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	743,007
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	828,000
500,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	532,500
750,000	Central China Real Estate Ltd. 6.50%, 05/30/17 (c) Reg S	763,607
300,000	China Hongqiao Group Ltd. 6.88%, 05/03/18 † Reg S	295,130
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	699,100
340,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	272,000
Principal Amount		Value

Cayman Islands: (continued)
$500,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	$537,505
1,025,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,091,399
	Country Garden Holdings Co. Ltd.
1,915,000	7.50%, 01/10/18 (c) 144A	2,028,843
1,400,000	7.50%, 03/09/18 (c) † Reg S	1,496,181
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	409,248
4,130,000	Evergrande Real Estate Group Ltd. 8.75%, 05/29/17 (c) † 144A	4,293,135
1,400,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	1,418,816
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	414,520
1,355,000	Global A&T Electronics Ltd. 10.00%, 05/29/17 (c) 144A	987,456
	Greenland Hong Kong Holdings Ltd.
200,000	3.88%, 07/28/19 Reg S	199,486
250,000	4.38%, 08/07/17 Reg S	250,529
600,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) † Reg S	630,999
1,350,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,369,413
388,704	Guanay Finance Ltd. 6.00%, 12/15/20 144A	398,421
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	764,062
1,405,000	KWG Property Holdings Ltd. 8.98%, 05/30/17 (c) Reg S	1,474,368
800,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	814,800
740,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	785,074
1,550,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	1,634,596
1,490,000	MCE Finance Ltd. 5.00%, 05/30/17 (c) 144A	1,530,081
650,000	MIE Holdings Corp. 7.50%, 05/30/17 (c) 144A	419,250
900,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	893,159
475,475	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) 144A	288,851
702,865	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	279,389
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 Reg S	496,551
733,820	Shelf Drilling Holdings Ltd. 9.50%, 05/29/17 (c) 144A	733,820
2,220,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	2,477,915
500,000	Sunac China Holdings Ltd. 8.75%, 12/05/17 (c) Reg S	535,384
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	750,050
225,000	TAM Capital 3, Inc. 8.38%, 05/30/17 (c) 144A	234,281
295,000	Vale Overseas Ltd. 4.38%, 01/11/22	303,024

See Notes to Financial Statements

37

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Cayman Islands: (continued)
$1,955,000	Wynn Macau Ltd. 5.25%, 05/29/17 (c) 144A	$2,013,650
500,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) † Reg S	516,172
		40,961,698
Chile: 0.8%
1,210,000	AES Gener SA 8.38%, 06/18/19 (c) 144A	1,303,775
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	736,500
800,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	842,056
		2,882,331
China / Hong Kong: 2.6%
	Bank of East Asia Ltd.
1,670,000	4.25%, 11/20/19 (c) Reg S	1,688,839
900,000	5.50%, 12/02/20 (c) † Reg S	908,498
400,000	Chalieco Hong Kong Corp Ltd. 5.70%, 01/15/20 (c) Reg S	413,543
2,750,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	2,719,557
	China CITIC Bank International Ltd.
400,000	4.25%, 10/11/21 (c) Reg S	390,593
245,000	6.88%, 06/24/20 Reg S	269,817
500,000	7.25%, 04/22/19 (c) Reg S	532,700
300,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	312,597
1,350,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	1,334,835
600,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	631,816
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	609,000
		9,811,795
Colombia: 2.3%
750,000	Banco Davivienda SA 5.88%, 07/09/22 144A	812,625
2,268,000	Banco de Bogota SA 5.38%, 02/19/23 144A	2,387,070
565,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	567,825
2,850,000	Bancolombia SA 5.13%, 09/11/22 †	2,985,375
	Colombia Telecomunicaciones SA ESP
630,000	5.38%, 09/27/17 (c) 144A	642,600
1,015,000	8.50%, 03/30/20 (c) † 144A	1,015,000
		8,410,495
Croatia: 0.3%
	Agrokor D.D.
550,000	8.88%, 05/30/17 (c) Reg S	225,844
50,000	8.88%, 05/30/17 (c) 144A	20,531
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	861,932
		1,108,307
Principal Amount		Value

Dominican Republic: 0.3%
$500,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	$537,315
550,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	567,617
		1,104,932
Georgia: 0.4%
600,000	BGEO Group JSC 6.00%, 07/26/23 144A	606,690
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	794,657
		1,401,347
India: 1.9%
800,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	855,083
2,100,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	2,126,674
1,420,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	1,440,519
400,000	Reliance Communications Ltd. 6.50%, 11/06/20 † Reg S	405,212
500,000	Syndicate Bank 4.13%, 04/12/18 Reg S	506,485
850,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	882,300
900,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	925,528
		7,141,801
Ireland: 3.7%
600,000	AK Transneft OJSC 8.70%, 08/07/18 144A	649,500
	Alfa Bank OJSC
975,000	7.75%, 04/28/21 144A	1,113,852
345,000	7.88%, 09/25/17 Reg S	353,327
350,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	362,280
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	308,700
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	834,371
700,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	744,359
450,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	469,014
900,000	Nomos Bank 7.25%, 04/25/18 144A	932,040
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,229,900
1,500,000	Russian Railways 5.70%, 04/05/22 Reg S	1,613,020
500,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	516,739
720,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	768,600
3,545,000	Vnesheconombank 6.90%, 07/09/20 144A	3,898,032
		13,793,734

See Notes to Financial Statements

38

Principal Amount		Value

Kazakhstan: 3.0%
$700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	$767,199
1,275,000	Kazakhstan Temir Zholy National Co. JSC 6.38%, 10/06/20 144A	1,382,380
	KazMunayGas National Co. JSC
1,300,000	4.40%, 04/30/23 144A	1,316,380
1,000,000	5.75%, 04/30/43 144A	992,584
1,000,000	5.75%, 04/19/47 144A	976,802
1,850,000	6.38%, 04/09/21 144A	2,035,078
1,800,000	7.00%, 05/05/20 144A	1,980,157
980,000	9.13%, 07/02/18 144A	1,053,461
850,000	Zhaikmunai International BV 7.13%, 05/30/17 (c) 144A	835,054
		11,339,095
Luxembourg: 7.4%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	800,381
250,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	227,500
1,460,000	Consolidated Energy Finance SA 6.75%, 05/29/17 (c) 144A	1,496,500
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	314,640
825,000	CSN Resources SA 6.50%, 07/21/20 144A	670,313
2,000,000	Evraz Group SA 5.38%, 03/20/23 144A	2,014,900
1,870,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	2,028,763
	Gazprom OAO
2,700,000	4.95%, 07/19/22 144A	2,818,638
1,400,000	9.25%, 04/23/19 (p) 144A	1,572,614
1,470,000	Gazprom PAO 7.29%, 08/16/37 144A	1,749,022
600,000	Kernel Holding SA 8.75%, 01/31/22 144A	638,250
	MHP SA
200,000	8.25%, 04/02/20 Reg S	208,610
875,000	8.25%, 04/02/20 144A	912,670
	Minerva Luxembourg SA
560,000	6.50%, 09/20/21 (c) 144A	557,894
180,000	7.75%, 01/31/18 (c) 144A	190,125
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) Reg S	304,500
590,000	8.38%, 09/20/17 (c) 144A	256,650
1,305,000	Puma International Financing SA 6.75%, 05/29/17 (c) 144A	1,356,626
300,000	QGOG Constellation SA 6.25%, 05/30/17 (c) Reg S	220,500
450,000	Rosneft Finance SA 7.25%, 02/02/20 144A	497,250
1,400,000	Russian Agricultural Bank OJSC 5.10%, 07/25/18 144A	1,444,477
	Sberbank of Russia
2,120,000	5.13%, 10/29/22 144A	2,200,193
1,400,000	6.13%, 02/07/22 144A	1,535,744
250,000	Sistema JSFC 6.95%, 05/17/19 144A	268,625
Principal Amount		Value

Luxembourg: (continued)
$400,000	TMK OAO 6.75%, 04/03/20 144A	$426,438
500,000	Topaz Marine SA 8.63%, 05/29/17 (c) 144A	500,404
655,000	VTB Bank OJSC 6.88%, 05/29/18 (p) 144A	686,500
1,690,000	VTB Bank SA 6.95%, 10/17/22 144A	1,846,055
		27,744,782
Marshall Islands: 0.2%
690,000	Navios South American Logistics, Inc. 7.25%, 05/30/17 (c) 144A	684,825
Mauritius: 1.2%
700,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	691,218
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	524,375
2,500,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	2,385,625
700,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	709,536
		4,310,754
Mexico: 3.4%
1,420,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	1,569,100
	Cemex SAB de CV
1,800,000	5.70%, 01/11/20 (c) 144A	1,885,500
1,070,000	6.50%, 12/10/17 (c) 144A	1,131,525
1,160,000	7.25%, 01/15/18 (c) 144A	1,246,420
721,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	795,804
900,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) † 144A	941,625
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	571,200
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	438,750
400,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	415,800
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	569,938
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	489,375
695,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	698,475
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	670,313
720,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	714,960
620,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) † 144A	637,050
		12,775,835
Mongolia: 0.2%
800,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	866,383
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	520,440

See Notes to Financial Statements

39

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Netherlands: 5.6%
$400,000	Access Finance BV 7.25%, 07/25/17 144A	$403,184
470,000	Ajecorp BV 6.50%, 05/29/17 (c) † 144A	401,850
550,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	484,275
1,500,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	1,359,432
	FBN Finance Co. BV
675,000	8.00%, 07/23/19 (c) 144A	593,852
400,000	8.25%, 08/07/18 (c) 144A	369,560
830,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	872,197
1,010,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	1,058,562
655,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	628,023
1,200,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,268,866
800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) † 144A	792,000
	Majapahit Holding BV
1,930,000	7.75%, 01/20/20 144A	2,179,935
1,415,000	8.00%, 08/07/19 144A	1,586,498
1,300,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	1,382,862
	Petrobras Global Finance BV
1,885,000	4.38%, 05/20/23	1,809,034
1,450,000	6.25%, 03/17/24	1,503,650
1,955,000	Petrobras International Finance Co. 5.38%, 01/27/21	2,013,357
1,900,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	2,023,500
		20,730,637
Nigeria: 0.6%
600,000	Access Bank Plc 10.50%, 10/19/21 144A	641,598
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	468,955
400,000	GTB Finance BV 6.00%, 11/08/18 144A	410,744
750,000	Zenith Bank Plc 6.25%, 04/22/19 144A	766,155
		2,287,452
Panama: 0.8%
700,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	639,450
1,300,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	1,340,625
850,000	Avianca Holdings SA 8.38%, 05/30/17 (c) 144A	842,775
		2,822,850
Paraguay: 0.2%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	479,250
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	419,288
		898,538
Principal Amount		Value

Peru: 1.1%
$500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	$512,500
500,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	509,375
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	599,296
700,000	Minsur SA 6.25%, 02/07/24 144A	753,375
900,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	940,500
880,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	894,300
		4,209,346
Philippines: 0.2%
400,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 Reg S	404,960
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	514,968
		919,928
Russia: 0.1%
500,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	517,500
Saudi Arabia: 0.5%
1,800,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 Reg S	1,811,783
Singapore: 1.8%
2,190,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	2,274,862
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	2,525
550,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	580,390
600,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	605,177
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) Reg S	524,710
	STATS ChipPAC Ltd.
118,000	4.50%, 05/29/17 (c) 144A	116,968
600,000	8.50%, 11/24/18 (c) 144A	650,250
730,000	TBG Global Pte Ltd. 4.63%, 05/25/17 (c) 144A	738,669
1,100,000	Theta Capital Pte Ltd. 7.00%, 04/11/18 (c) Reg S	1,152,094
		6,645,645
South Africa: 1.5%
	Eskom Holdings SOC Ltd.
1,880,000	5.75%, 01/26/21 † 144A	1,893,865
1,780,000	6.75%, 08/06/23 144A	1,833,357
1,740,000	7.13%, 02/11/25 144A	1,794,171
		5,521,393
South Korea: 0.3%
	Woori Bank Co. Ltd.
750,000	4.75%, 04/30/24 144A	776,575
500,000	5.00%, 06/10/20 (c) 144A	510,645
		1,287,220
Sri Lanka: 0.3%
1,000,000	National Savings Bank 8.88%, 09/18/18 144A	1,065,270

See Notes to Financial Statements

40

Principal Amount		Value

Thailand: 0.3%
$1,080,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	$1,119,541
Turkey: 8.7%
	Akbank TAS
1,005,000	4.00%, 01/24/20 144A	1,007,663
1,325,000	5.13%, 03/31/25 144A	1,301,818
550,000	6.50%, 03/09/18 144A	566,090
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	503,786
500,000	Alternatifbank AS 8.75%, 04/16/21 (c) Reg S	530,370
600,000	Arcelik AS 5.00%, 04/03/23 144A	599,224
600,000	Finansbank AS 6.25%, 04/30/19 144A	634,473
	TC Ziraat Bankasi AS
940,000	4.25%, 07/03/19 144A	948,225
600,000	4.75%, 04/29/21 144A	601,464
900,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	910,909
	Turkiye Garanti Bankasi AS
1,400,000	4.75%, 10/17/19 144A	1,436,704
1,900,000	5.25%, 09/13/22 144A	1,939,167
3,100,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	3,005,577
	Turkiye Is Bankasi SA
1,050,000	3.75%, 10/10/18 144A	1,053,250
3,180,000	5.00%, 04/30/20 144A	3,215,327
3,810,000	6.00%, 10/24/22 144A	3,822,009
1,700,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,717,733
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	401,526
400,000	4.25%, 05/09/20 144A	401,526
2,845,000	Turkiye Vakiflar Bankasi TAO 8.00%, 11/01/22 (c) 144A	2,968,046
5,030,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	4,924,139
		32,489,026
United Arab Emirates: 0.3%
1,000,000	National Bank of Abu Dhabi PJSC 5.25%, 06/17/20 (c) Reg S	1,023,545
United Kingdom: 3.3%
	AngloGold Ashanti Holdings Plc
1,185,000	5.13%, 08/01/22 †	1,228,549
650,000	5.38%, 04/15/20	686,075
480,000	6.50%, 04/15/40	484,320
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	813,040
920,000	Oschadbank 9.38%, 03/10/23 (s) 144A	945,594
800,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	838,000
1,300,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	1,382,335
700,000	Ukraine Railways 9.88%, 09/15/21 144A	703,500
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 144A	1,347,125
3,010,000	8.25%, 06/07/21 144A	3,281,502
Principal Amount		Value

United Kingdom: (continued)
$400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	$416,219
		12,126,259
United States: 2.0%
	Cemex Finance LLC
1,855,000	6.00%, 04/01/19 (c) † 144A	1,966,300
2,035,000	9.38%, 10/12/17 (c) 144A	2,195,256
	JBS USA LLC
1,500,000	5.75%, 06/15/20 (c) 144A	1,556,250
710,000	7.25%, 05/29/17 (c) 144A	733,075
1,028,240	Rio Oil Finance Trust 9.25%, 07/06/24 144A	1,060,372
		7,511,253
Venezuela: 2.9%
	Petroleos de Venezuela SA
4,165,000	5.38%, 04/12/27 Reg S	1,599,360
1,680,000	5.50%, 04/12/37 Reg S	646,800
3,990,000	6.00%, 05/16/24 144A	1,581,037
3,380,000	6.00%, 11/15/26 144A	1,297,920
133,581	8.50%, 11/02/17 144A	121,558
2,200,000	8.50%, 10/27/20 144A	1,729,200
2,840,000	9.00%, 11/17/21 Reg S	1,506,478
2,380,000	9.75%, 05/17/35 144A	1,146,565
2,075,000	12.75%, 02/17/22 144A	1,301,855
		10,930,773
Total Corporate Bonds (Cost: $324,027,434)		328,678,521
GOVERNMENT OBLIGATIONS: 9.8%
Argentina: 4.9%
	City of Buenos Aires
800,000	7.50%, 06/01/27 144A	858,960
1,080,000	8.95%, 02/19/21 144A	1,225,800
500,000	Province of Salta 9.13%, 07/07/24 144A	543,785
	Provincia de Buenos Aires
3,300,000	9.13%, 03/16/24 144A	3,755,400
905,000	9.38%, 09/14/18 144A	977,400
2,155,000	9.95%, 06/09/21 144A	2,494,843
630,000	10.88%, 01/26/21 144A	732,501
2,460,000	10.88%, 01/26/21 Reg S	2,860,242
1,100,000	Provincia de Chubut 7.75%, 07/26/26 144A	1,109,823
1,650,000	Provincia de Cordoba 7.13%, 06/10/21 144A	1,754,065
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	744,107
1,000,000	Provincia de Neuquen 8.63%, 05/12/28 144A	1,106,500
		18,163,426
Azerbaijan: 0.7%
2,470,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,453,658
Cayman Islands: 0.2%
700,000	Brazil Minas SPE 5.33%, 02/15/28 144A	694,750

See Notes to Financial Statements

41

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Costa Rica: 1.1%
$700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	$713,734
2,095,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	2,192,417
1,300,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,389,232
		4,295,383
Indonesia: 0.8%
	Perusahaan Listrik Negara PT
1,150,000	5.25%, 10/24/42 144A	1,152,875
1,250,000	5.50%, 11/22/21 Reg S	1,367,250
400,000	5.50%, 11/22/21 144A	437,520
		2,957,645
Kazakhstan: 0.4%
1,400,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	1,385,714
Trinidad and Tobago: 0.4%
	Petroleum Co. of Trinidad & Tobago Ltd.
983,125	6.00%, 05/08/22 144A	981,129
300,000	9.75%, 08/14/19 Reg S	320,250
305,000	9.75%, 08/14/19 144A	325,588
		1,626,967
Turkey: 0.8%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	157,029
2,820,000	5.88%, 04/24/19 144A	2,952,140
		3,109,169
Ukraine: 0.5%
1,690,000	Ukreximbank 9.75%, 01/22/25 144A	1,692,112
Total Government Obligations (Cost: $35,020,577)		36,378,824

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $2,565,087)
2,565,087	Dreyfus Government Cash Management Fund – Institutional Shares	2,565,087
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $361,613,098)		367,622,432
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.3%
Repurchase Agreements: 6.3%
$5,629,923	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $5,630,308; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $5,742,522 including accrued interest)	$5,629,923
5,629,923	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $5,630,322; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $5,742,522 including accrued interest)	5,629,923
1,162,567	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.84%, due 5/1/17, proceeds $1,162,648; (collateralized by various U.S. government and agency obligations, 1.38% to 2.50%, due 12/31/18 to 9/9/49, valued at $1,185,819 including accrued interest)	1,162,567
5,629,923	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.80%, due 5/1/17, proceeds $5,630,298; (collateralized by various U.S. government and agency obligations, 2.25% to 2.88%, due 8/15/45 to 9/9/49, valued at $5,742,522 including accrued interest)	5,629,923
5,629,923	Repurchase agreement dated 4/28/17 with Nomura Securities International, Inc., 0.83%, due 5/1/17, proceeds $5,630,312; (collateralized by various U.S. government and agency obligations, 1.95% to 9.00%, due 6/1/18 to 3/20/67, valued at $5,742,521 including accrued interest)	5,629,923
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $23,682,259)		23,682,259
Total Investments: 104.9% (Cost: $385,295,357)		391,304,691
Liabilities in excess of other assets: (4.9)%		(18,378,765)
NET ASSETS: 100.0%		$372,925,926

See Notes to Financial Statements

42

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,836,674.
§	Illiquid Security — the aggregate value of illiquid securities is $272,000 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $271,449,629, or 72.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	6.4%	$23,532,264
Communications	6.1	22,263,847
Consumer, Cyclical	5.1	18,758,716
Consumer, Non-cyclical	4.0	14,861,070
Diversified	1.5	5,358,284
Energy	15.2	56,044,882
Financial	39.1	143,869,608
Government	9.9	36,378,824
Industrial	6.9	25,172,425
Technology	0.2	767,218
Utilities	4.9	18,050,207
Money Market Fund	0.7	2,565,087
	100.0%	$367,622,432

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$328,678,521	$—	$328,678,521
Government Obligations*	—	36,378,824	—	36,378,824
Money Market Fund	2,565,087	—	—	2,565,087
Repurchase Agreements	—	23,682,259	—	23,682,259
Total	$2,565,087	$388,739,604	$—	$391,304,691

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

43

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

CORPORATE BONDS: 98.0%
Bermuda: 2.3%
$1,500,000	Weatherford Bermuda 6.50%, 08/01/36 †	$1,425,000
	Weatherford International Ltd.
3,967,000	4.50%, 01/15/22 (c) †	3,768,650
2,882,000	5.13%, 09/15/20 †	2,920,042
9,429,000	6.75%, 09/15/40	8,957,550
2,692,000	9.63%, 03/01/19 †	2,973,637
		20,044,879
Canada: 5.5%
	Bombardier, Inc.
500,000	6.00%, 05/30/17 (c) Reg S	500,625
910,000	7.45%, 05/01/34 144A	910,000
	Cenovus Energy, Inc.
1,300,000	3.00%, 05/15/22 (c)	1,281,367
2,235,000	3.80%, 06/15/23 (c)	2,254,988
2,418,000	4.45%, 03/15/42 (c)	2,095,270
4,000,000	5.70%, 10/15/19	4,305,112
5,400,000	6.75%, 11/15/39	6,107,918
	Kinross Gold Corp.
2,630,000	5.13%, 06/01/21 (c) †	2,761,500
2,795,000	5.95%, 12/15/23 (c)	3,010,774
1,501,000	6.88%, 03/01/41 (c)	1,570,421
	Teck Resources Ltd.
4,656,000	3.75%, 11/01/22 (c) †	4,605,017
4,618,000	4.75%, 10/15/21 (c)	4,802,720
2,810,000	5.20%, 09/01/41 (c)	2,697,600
749,000	6.00%, 02/15/40 (c)	774,279
8,974,000	6.25%, 01/15/41 (c)	9,557,310
		47,234,901
Cayman Islands: 3.3%
	Noble Holding International Ltd.
530,000	3.95%, 03/15/22	455,800
616,000	4.63%, 03/01/21	569,800
2,553,000	5.25%, 03/15/42 †	1,686,257
1,619,000	6.05%, 03/01/41	1,141,395
2,033,000	6.20%, 08/01/40	1,443,430
1,560,000	7.70%, 01/01/25 (c)	1,419,600
2,738,000	8.70%, 10/01/44 (c)	2,400,952
	Transocean, Inc.
4,781,000	5.80%, 07/15/22 (c) (s) †	4,470,235
1,959,000	6.50%, 11/15/20 †	1,998,180
7,015,000	6.80%, 03/15/38 †	5,647,075
4,135,000	7.50%, 04/15/31	3,700,825
3,343,000	8.13%, 12/15/21 (s)	3,493,435
		28,426,984
Finland: 1.3%
	Nokia OYJ
5,314,000	5.38%, 05/15/19	5,652,767
3,003,000	6.63%, 05/15/39	3,298,195
1,705,000	Stora Enso OYJ
	7.25%, 04/15/36 144A	1,977,800
		10,928,762
Principal Amount		Value

France: 1.0%
$2,248,000	BPCE SA 12.50%, 09/30/19 (c) 144A	$2,714,460
5,410,000	Credit Agricole SA 8.38%, 10/13/19 (c) 144A	6,055,846
		8,770,306
Ireland: 0.2%
1,566,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	1,863,540
Italy: 1.2%
10,720,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	10,228,692
Japan: 1.7%
13,585,000	SoftBank Corp. 4.50%, 04/15/20 † 144A	14,154,211
Liberia: 0.3%
1,673,000	Royal Caribbean Cruises 7.50%, 10/15/27	2,170,718
Luxembourg: 7.7%
	ArcelorMittal
3,655,000	6.00%, 08/05/20 (s) †	3,965,675
3,835,000	6.13%, 06/01/18 †	4,006,770
5,085,000	6.25%, 03/01/21 (s) †	5,568,075
5,303,000	7.00%, 02/25/22 (s) †	6,038,791
5,228,000	7.50%, 03/01/41 (s) †	5,907,640
7,503,000	7.75%, 10/15/39 (s)	8,609,692
	Telecom Italia Capital
6,850,000	6.00%, 09/30/34	7,038,375
7,300,000	6.38%, 11/15/33	7,686,754
5,364,000	7.00%, 06/04/18	5,645,610
3,645,000	7.18%, 06/18/19	4,009,500
6,492,000	7.72%, 06/04/38	7,514,490
		65,991,372
Netherlands: 0.2%
1,392,000	Royal Bank of Scotland NV 4.65%, 06/04/18	1,424,157
United Kingdom: 7.6%
	Anglo American Capital Plc
355,000	2.63%, 09/27/17 144A	354,517
6,725,000	3.63%, 05/14/20 144A	6,842,687
7,170,000	4.13%, 04/15/21 144A	7,367,175
550,000	4.45%, 09/27/20 144A	574,750
3,500,000	4.88%, 05/14/25 144A	3,666,250
3,100,000	9.38%, 04/08/19 144A	3,503,000
2,972,000	Barclays Bank Plc 6.28%, 12/15/34 (c)	3,228,335
	Ensco Plc
3,145,000	4.50%, 07/01/24 (c)	2,610,350
1,725,000	4.70%, 03/15/21 †	1,737,938
3,292,000	5.20%, 12/15/24 (c)	2,806,430
6,018,000	5.75%, 04/01/44 (c)	4,413,601
	Lloyds Banking Group Plc
125,000	6.41%, 10/01/35 (c) Reg S	135,938
1,815,000	6.41%, 10/01/35 (c) 144A	1,973,813
2,475,000	6.66%, 05/21/37 (c) † 144A	2,722,252
	Royal Bank of Scotland Group Plc
2,657,000	4.70%, 07/03/18	2,721,132
5,770,000	7.65%, 09/30/31 (c)	6,866,300

See Notes to Financial Statements

44

Principal Amount		Value

United Kingdom: (continued)
$4,125,000	Standard Chartered Plc 7.01%, 07/30/37 (c) 144A	$4,609,687
6,340,000	Tesco Plc 6.15%, 11/15/37 144A	6,497,682
2,545,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	2,719,969
		65,351,806
United States: 65.7%
	ADT Corp.
6,698,000	3.50%, 07/15/22 †	6,513,805
2,210,000	4.13%, 06/15/23	2,160,275
420,000	4.88%, 07/15/32 144A	368,550
	Alcatel-Lucent USA, Inc.
5,624,000	6.45%, 03/15/29	6,355,120
170,000	6.50%, 01/15/28	188,700
	Alcoa, Inc.
6,743,000	5.40%, 01/15/21 (c)	7,257,154
3,824,000	5.72%, 02/23/19	4,064,988
5,259,000	5.90%, 02/01/27	5,678,195
2,999,000	5.95%, 02/01/37	3,070,976
4,805,000	6.15%, 08/15/20	5,273,487
2,140,000	6.75%, 07/15/18	2,278,105
	Allegheny Technologies, Inc.
5,326,000	5.95%, 10/15/20 (c)	5,299,370
1,805,000	7.88%, 05/15/23 (c) (s)	1,870,431
431,000	9.38%, 06/01/19	477,333
2,829,000	Ally Financial, Inc. 8.00%, 11/01/31	3,380,655
6,150,000	Arconic, Inc. 5.87%, 02/23/22	6,663,525
	Avon Products, Inc.
706,000	6.60%, 03/15/20 (s)	721,003
4,155,000	7.00%, 03/15/23 (s)	4,019,962
2,835,000	BAC Capital Trust XI 6.63%, 05/23/36	3,322,336
	Carpenter Technology Corp.
1,732,000	4.45%, 12/01/22 (c)	1,770,991
1,205,000	5.20%, 04/15/21 (c) †	1,258,435
	CDK Global, Inc.
1,467,000	3.80%, 09/15/19 (c)	1,505,377
2,725,000	5.00%, 07/15/24 (c)	2,793,125
	CenturyLink, Inc.
519,000	6.15%, 09/15/19	556,628
7,688,000	6.88%, 01/15/28	7,707,220
3,725,000	7.60%, 09/15/39	3,510,812
	CF Industries Holdings, Inc.
3,940,000	3.45%, 06/01/23 †	3,683,900
3,815,000	4.95%, 06/01/43	3,222,416
4,710,000	5.15%, 03/15/34	4,274,325
3,303,000	5.38%, 03/15/44	2,890,125
1,385,000	Choice Hotels International, Inc. 5.70%, 08/28/20	1,507,919
1,562,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	765,380
1,580,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	1,245,238
2,253,000	Commercial Metals Co. 7.35%, 08/15/18	2,399,445
Principal Amount		Value

United States: (continued)
	Continental Resources, Inc.
$5,592,000	3.80%, 03/01/24 (c)	$5,284,440
3,735,000	4.90%, 12/01/43 (c) †	3,258,787
455,000	Countrywide Capital III 8.05%, 06/15/27	570,850
1,869,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	2,177,385
	DCP Midstream Operating LP
2,405,000	2.70%, 03/01/19 (c) †	2,411,013
3,874,000	3.88%, 12/15/22 (c)	3,796,520
5,575,000	4.75%, 06/30/21 (c) 144A	5,728,312
3,734,000	5.35%, 03/15/20 144A	3,916,032
2,294,000	5.60%, 10/01/43 (c)	2,202,240
1,750,000	6.45%, 11/03/36 144A	1,885,625
3,951,000	6.75%, 09/15/37 144A	4,348,668
	Dell, Inc.
3,443,000	4.63%, 04/01/21 †	3,554,897
5,476,000	5.88%, 06/15/19 †	5,852,037
3,401,000	6.50%, 04/15/38	3,375,833
	Diamond Offshore Drilling, Inc.
1,416,000	3.45%, 08/01/23 (c)	1,263,780
4,360,000	4.88%, 05/01/43 (c)	3,188,250
2,760,000	5.70%, 10/15/39	2,249,400
2,460,000	5.88%, 05/01/19	2,569,470
5,330,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	6,342,700
	Edgewell Personal Care
3,124,000	4.70%, 05/19/21	3,327,060
2,984,000	4.70%, 05/24/22	3,193,895
8,165,000	Embarq Corp. 8.00%, 06/01/36	8,358,919
	EMC Corporation
10,140,000	1.88%, 06/01/18	10,098,081
10,911,000	2.65%, 06/01/20	10,685,077
6,933,000	3.38%, 03/01/23 (c) †	6,691,121
2,167,000	Energen Corp. 4.63%, 06/01/21 (c)	2,180,544
	EnLink Midstream Partners LP
500,000	2.70%, 03/01/19 (c)	500,844
4,000,000	4.15%, 03/01/25 (c)	4,023,236
3,000,000	5.05%, 10/01/44 (c)	2,850,504
	FirstEnergy Solutions Co.
2,837,000	6.05%, 08/15/21	1,269,558
771,000	6.80%, 08/15/39	337,313
	Freeport-McMoRan, Inc.
1,399,000	2.38%, 03/15/18	1,397,251
9,095,000	3.10%, 03/15/20 †	9,015,419
9,352,000	3.55%, 12/01/21 (c)	8,837,640
13,335,000	3.88%, 12/15/22 (c) †	12,434,887
5,519,000	5.40%, 05/14/34 (c) †	4,925,707
9,737,000	5.45%, 09/15/42 (c)	8,349,477
	Frontier Communications Corp.
1,606,000	6.86%, 02/01/28 †	1,409,055
5,056,000	9.00%, 08/15/31	4,348,160
1,724,000	GenOn Americas Generation, LLC 9.13%, 05/01/31	1,555,910

See Notes to Financial Statements

45

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	Genworth Holdings, Inc.
$5,472,000	4.80%, 02/15/24	$4,569,120
266,000	6.50%, 06/15/34	217,455
1,582,000	6.52%, 05/22/18 †	1,597,820
5,923,000	7.63%, 09/24/21 †	5,671,272
4,372,000	7.70%, 06/15/20	4,348,828
7,412,000	Goldman Sachs Capital I 6.35%, 02/15/34	8,887,744
2,216,000	Graham Holdings Co. 7.25%, 02/01/19	2,392,394
1,656,000	HCA, Inc. 7.69%, 06/15/25	1,896,120
1,405,000	IFM (US) Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	1,521,989
	Ingram Micro, Inc.
1,585,000	5.00%, 02/10/22 (c)	1,606,657
2,791,000	5.45%, 09/15/24 (c)	2,805,463
2,711,000	International Game Technology 7.50%, 06/15/19	2,992,266
3,881,000	Invista Finance LLC 4.25%, 10/15/19 144A	4,007,132
	JC Penney Corp., Inc.
2,368,000	6.38%, 10/15/36 †	1,823,360
2,614,000	7.40%, 04/01/37 (p)	2,150,015
1,425,000	7.63%, 03/01/97	1,110,859
2,000,000	Joy Global, Inc. 5.13%, 10/15/21	2,210,528
3,575,000	L Brands, Inc. 6.95%, 03/01/33	3,432,000
2,498,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	2,613,532
	Leucadia National Corp.
4,208,000	5.50%, 01/18/23 (c)	4,537,722
1,276,000	6.63%, 07/23/43 (c)	1,298,052
1,835,000	Lexmark International, Inc. 6.13%, 03/15/20	1,898,641
1,480,000	McClatchy Co. 6.88%, 03/15/29	1,232,100
	MDC Holdings, Inc.
1,374,000	5.50%, 10/15/23 (c)	1,435,418
1,600,000	5.63%, 02/01/20	1,735,680
1,740,000	6.00%, 10/15/42 (c)	1,598,082
	Meccanica Holdings USA, Inc.
2,085,000	6.25%, 07/15/19 † 144A	2,241,375
2,170,000	6.25%, 01/15/40 144A	2,338,175
1,540,000	7.38%, 07/15/39 144A	1,801,800
2,500,000	Midcontinent Express Pipeline LLC 6.70%, 09/15/19 144A	2,687,500
	Murphy Oil Corp.
5,303,000	4.00%, 03/01/22 (c) †	5,117,395
1,375,000	4.70%, 09/01/22 (c)	1,347,500
2,703,000	6.13%, 06/01/42 (c)	2,561,093
	Nabors Industries, Inc.
3,005,000	4.63%, 09/15/21	3,050,075
6,394,000	5.00%, 09/15/20	6,617,790
1,660,000	5.10%, 06/15/23 (c)	1,680,750
312,000	6.15%, 02/15/18	320,970
50,000	9.25%, 01/15/19	55,500
Principal Amount		Value

United States: (continued)
	New Albertsons, Inc.
$983,000	6.63%, 06/01/28	$884,700
3,272,000	8.00%, 05/01/31 †	3,206,560
1,402,000	8.70%, 05/01/30	1,394,990
2,785,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	3,216,675
1,100,000	Nine West Holdings, Inc. 6.13%, 11/15/34	242,000
	NuStar Logistics, LP
420,000	4.75%, 11/01/21 (c)	426,300
3,436,000	4.80%, 09/01/20	3,559,696
2,105,000	Och-Ziff Finance Co. LLC 4.50%, 11/20/19 144A	2,010,275
	ONEOK, Inc.
3,082,000	4.25%, 11/01/21 (c)	3,204,787
2,099,000	6.00%, 06/15/35	2,214,445
1,524,000	Pactiv LLC 7.95%, 12/15/25	1,684,020
	PulteGroup, Inc.
4,114,000	6.38%, 05/15/33	4,344,096
1,354,000	7.88%, 06/15/32	1,546,945
47,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	51,465
1,594,000	Rite Aid Corp. 7.70%, 02/15/27	1,729,490
	Rockies Express Pipeline
5,315,000	5.63%, 04/15/20 144A	5,708,310
2,191,000	6.85%, 07/15/18 144A	2,308,460
3,861,000	6.88%, 04/15/40 144A	4,145,749
	Rowan Cos, Inc.
2,342,000	4.75%, 10/15/23 (c)	2,072,670
3,458,000	4.88%, 03/01/22 (c)	3,267,810
4,089,000	5.40%, 06/01/42 (c)	3,107,640
1,977,000	RR Donnelley & Sons Co. 7.63%, 06/15/20 †	2,179,643
	Safeway, Inc.
1,467,000	5.00%, 08/15/19	1,492,673
3,273,000	7.25%, 02/01/31	3,182,992
2,090,000	Sealed Air Corp. 6.88%, 07/15/33 144A	2,283,325
	SLM Corp.
2,525,000	5.63%, 08/01/33	2,032,625
10,396,000	8.00%, 03/25/20	11,435,600
5,887,000	8.45%, 06/15/18	6,291,731
	Southwestern Energy Co.
7,248,000	4.10%, 12/15/21 (c) †	6,813,120
3,383,000	5.80%, 12/23/19 (c)	3,433,745
5,036,000	6.70%, 10/23/24 (c)	5,036,000
	Sprint Capital Corp.
12,735,000	6.88%, 11/15/28	13,817,475
8,415,000	6.90%, 05/01/19	9,014,569
11,153,000	8.75%, 03/15/32	13,752,987
345,000	Sprint Communications, Inc. 9.25%, 04/15/22	419,175
	Symantec Corp.
2,500,000	3.95%, 03/15/22 (c)	2,554,275
3,774,000	4.20%, 09/15/20	3,938,169

See Notes to Financial Statements

46

Principal Amount		Value

United States: (continued)
	Talen Energy Supply LLC
$4,627,000	4.60%, 09/15/21 (c) †	$3,609,060
1,566,000	6.50%, 05/01/18	1,585,575
2,308,000	Tenet Healthcare Corp. 6.88%, 11/15/31	1,984,880
1,430,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	1,578,363
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	98,250
3,004,000	United States Cellular Corp. 6.70%, 12/15/33	3,049,060
1,913,000	United States Steel Corp. 6.65%, 06/01/37 †	1,673,875
	Williams Cos, Inc.
5,787,000	3.70%, 10/15/22 (c)	5,729,130
7,605,000	4.55%, 03/24/24 (c)	7,823,644
4,462,000	5.75%, 12/24/43 (c)	4,640,480
1,224,000	7.50%, 01/15/31	1,453,500
1,341,000	7.88%, 09/01/21	1,577,351
1,654,000	XPO CNW, Inc. 6.70%, 05/01/34	1,563,030
	Yum! Brands, Inc.
3,536,000	3.75%, 08/01/21 (c)	3,611,140
4,109,000	3.88%, 08/01/23 (c)	4,073,046
2,613,000	6.88%, 11/15/37	2,724,052
		562,010,998
Total Corporate Bonds (Cost: $803,854,662)		838,601,326

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $5,858,882)
5,858,882	Dreyfus Government Cash Management Fund – Institutional Shares	5,858,882
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $809,713,544)		844,460,208
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.1%
Repurchase Agreements: 8.1%
$16,476,310	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $16,477,436; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $16,805,836 including accrued interest)	$16,476,310
16,476,310	Repurchase agreement dated 4/28/17 with Credit Suisse Securities LLC, 0.80%, due 5/1/17, proceeds $16,477,408; (collateralized by various U.S. government and agency obligations, 0.13% to 2.63%, due 7/15/17 to 1/15/27, valued at $16,806,154 including accrued interest)	16,476,310
16,476,310	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $16,477,477; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $16,805,836 including accrued interest)	16,476,310
3,466,979	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.84%, due 5/1/17, proceeds $3,467,222; (collateralized by various U.S. government and agency obligations, 1.38% to 2.50%, due 12/31/18 to 9/9/49, valued at $3,536,320 including accrued interest)	3,466,979
16,476,310	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $16,477,422; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $16,805,836 including accrued interest)	16,476,310
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $69,372,219)		69,372,219
Total Investments: 106.8% (Cost: $879,085,763)		913,832,427
Liabilities in excess of other assets: (6.8)%		(58,452,121)
NET ASSETS: 100.0%		$855,380,306

See Notes to Financial Statements

47

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $67,348,491.
§	Illiquid Security — the aggregate value of illiquid securities is $98,250 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $131,111,724, or 15.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	23.6%	$199,338,678
Communications	16.4	138,697,675
Consumer, Cyclical	5.9	49,397,081
Consumer, Non-cyclical	4.0	33,409,979
Diversified	0.7	5,835,774
Energy	26.3	222,442,576
Financial	12.2	103,411,088
Industrial	3.4	28,643,338
Technology	5.8	49,067,721
Utilities	1.0	8,357,416
Money Market Fund	0.7	5,858,882
	100.0%	$844,460,208

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$838,601,326	$—	$838,601,326
Money Market Fund	5,858,882	—	—	5,858,882
Repurchase Agreements	—	69,372,219	—	69,372,219
Total	$5,858,882	$907,973,545	$—	$913,832,427

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

48

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount			Value

CORPORATE BONDS: 62.8%
Australia: 1.5%
USD	100,000	Westpac Banking Corp. 3.50%, 02/07/22 Reg S	$76,002
Cayman Islands: 5.8%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	101,870
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	193,210
			295,080
China / Hong Kong: 6.0%
		Bank of China Ltd.
	100,000	0.75%, 07/12/21 Reg S	108,614
	200,000	2.25%, 07/12/21 Reg S	195,542
			304,156
France: 13.9%
		Electricite de France SA
	200,000	1.00%, 07/13/26 (c) Reg S	212,740
	50,000	3.63%, 07/13/25 (c) 144A	51,120
	100,000	Engie SA 2.38%, 05/19/26 Reg S	121,550
	100,000	SNCF Reseau EPIC 1.00%, 11/09/31 Reg S	102,948
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	111,324
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	109,161
			708,843
Germany: 12.7%
	100,000	Berlin Hyp AG 0.50%, 09/26/23	108,645
		Kreditanstalt fuer Wiederaufbau
	220,000	0.38%, 07/22/19 Reg S	244,678
SEK	1,410,000	0.50%, 01/27/21	161,018
USD	130,000	1.88%, 11/30/20	130,381
			644,722
Mexico: 2.0%
	100,000	Mexico City Airport Trust 4.25%, 07/31/26 (c) 144A	101,250
Netherlands: 8.7%
	100,000	Enel Finance International NV 1.00%, 09/16/24 Reg S	108,606
	200,000	ING Bank NV 2.00%, 11/26/18 144A	199,899
	120,000	TenneT Holding BV 0.88%, 03/04/21 (c) Reg S	134,499
			443,004
Spain: 2.2%
	100,000	Iberdrola Finanzas SA 1.00%, 12/07/23 (c) Reg S	110,184
Principal Amount			Value

United States: 10.0%
USD	100,000	Apple, Inc. 2.85%, 12/23/22 (c)	$101,651
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	99,397
	100,000	MidAmerican Energy Co. 3.10%, 02/01/27 (c)	100,685
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	109,506
USD	100,000	1.95%, 12/15/19	99,545
			510,784
Total Corporate Bonds (Cost: $3,121,999)			3,194,025
GOVERNMENT OBLIGATIONS: 37.1%
Canada: 1.7%
	120,000	Province of Ontario Canada 1.95%, 01/27/23	88,931
France: 10.1%
	350,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	392,132
	100,000	Region of Ile de France 2.38%, 04/24/26	123,556
			515,688
South Korea: 2.0%
	100,000	Export-Import Bank of Korea 1.75%, 02/27/18	99,865
Supranational: 20.6%
	100,000	African Development Bank 1.38%, 12/17/18	99,904
	100,000	Asian Development Bank 1.00%, 08/16/19	98,929
		European Investment Bank
	200,000	0.50%, 11/15/23 Reg S	223,994
	150,000	1.38%, 11/15/19	170,992
	100,000	2.13%, 04/13/26	97,277
	50,000	2.25%, 03/07/20 Reg S	67,921
	120,000	International Finance Corp. 2.13%, 04/07/26	117,101
		Nordic Investment Bank
	200,000	0.16%, 04/23/20	22,711
	400,000	0.63%, 01/20/21 Reg S	45,935
	100,000	2.25%, 09/30/21	101,218
			1,045,982
United Kingdom: 2.7%
	100,000	Transport for London 2.13%, 04/24/25 Reg S	137,126
Total Government Obligations (Cost: $1,833,098)			1,887,592
Total Investments: 99.9% (Cost: $4,955,097)			5,081,617
Other assets less liabilities: 0.1%			6,707
NET ASSETS: 100.0%			$5,088,324

See Notes to Financial Statements

49

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

EUR	Euro
SEK	Swedish Krona
USD	United States Dollar
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $744,401, or 14.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	2.0%	$101,870
Consumer, Non-cyclical	2.0	102,948
Financial	30.4	1,544,661
Government	37.2	1,887,592
Industrial	5.8	294,460
Technology	2.0	101,651
Utilities	20.6	1,048,435
	100.0%	$5,081,617

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,194,025	$—	$3,194,025
Government Obligations*	—	1,887,592	—	1,887,592
Total	$—	$5,081,617	$—	$5,081,617

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

50

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount			Value

CORPORATE BONDS: 95.6%
Argentina: 1.2%
USD	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$214,850
	200,000	Pampa Energia SA 7.50%, 01/24/22 (c) 144A	213,500
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	164,280
	25,000	7.88%, 05/07/21 144A	27,380
	100,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) † 144A	107,171
		YPF SA
	725,000	8.50%, 07/28/25 † 144A	821,969
	65,000	8.88%, 12/19/18 † 144A	70,512
			1,619,662
Australia: 0.6%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	108,500
	105,000	FMG Resources August 2006 Pty Ltd. 6.88%, 05/29/17 (c) 144A	108,872
EUR	300,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	347,062
USD	150,000	Virgin Australia Holdings Ltd. 7.88%, 10/15/21 144A	157,125
			721,559
Austria: 1.2%
	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	315,375
	380,000	JBS USA Finance, Inc. 7.25%, 05/29/17 (c) 144A	392,350
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	345,861
	200,000	Sappi Papier Holding GmbH 3.38%, 04/01/18 (c) Reg S	225,566
	200,000	Wienerberger AG 5.00%, 02/09/21 (c)	234,172
			1,513,324
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	270,000
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	261,045
Bermuda: 1.1%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 05/21/17 (c) 144A	202,125
		Digicel Group Ltd.
	340,000	6.00%, 05/29/17 (c) 144A	324,700
	400,000	7.13%, 05/30/17 (c) 144A	337,600
	200,000	Inkia Energy Ltd. 8.38%, 05/30/17 (c) 144A	207,400
	325,000	Noble Group Ltd. 6.75%, 01/29/20 144A	312,000
			1,383,825
Principal Amount			Value

Brazil: 3.3%
USD	570,000	Banco Bradesco SA 5.90%, 01/16/21 144A	$610,356
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	357,056
		Banco do Brasil SA
EUR	400,000	3.75%, 07/25/18 Reg S	449,301
USD	570,000	5.88%, 01/19/23 144A	595,650
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	215,500
	75,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	79,875
	300,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 144A	308,700
	1,170,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,200,712
	450,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	461,812
			4,278,962
British Virgin Islands: 2.2%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	107,761
	150,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	153,450
	200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	206,475
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	460,800
	200,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	198,736
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) † Reg S	219,241
	200,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	204,002
	400,000	Sparkle Assets Ltd. 6.88%, 05/29/17 (c) Reg S	414,749
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	214,900
	200,000	Studio City Finance Ltd. 8.50%, 05/30/17 (c) † 144A	209,750
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	223,565
	75,000	Yingde Gases Investment Ltd. 8.13%, 05/30/17 (c) 144A	75,927
	200,000	Zhongrong International Bond Ltd. 6.95%, 06/21/19 Reg S	207,001
			2,896,357
Bulgaria: 0.2%
EUR	200,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	227,427

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Canada: 6.5%
USD	125,000	Air Canada 7.75%, 04/15/21 † 144A	$141,875
	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) † 144A	294,400
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	354,192
USD	445,000	6.13%, 01/15/23 144A	445,000
CAD	399,000	7.35%, 12/22/26 144A	284,521
USD	100,000	7.50%, 03/15/20 (c) 144A	104,250
	300,000	Brookfield Residential 6.50%, 05/29/17 (c) 144A	312,750
	150,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	151,875
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) 144A	80,000
	200,000	Eldorado Gold Corp. 6.13%, 05/29/17 (c) 144A	206,500
	200,000	Emera Inc. 6.75%, 06/15/26 (c) †	221,250
		First Quantum Minerals Ltd.
	471,000	7.00%, 02/15/18 (c) 144A	489,840
	100,000	7.50%, 04/01/20 (c) 144A	102,250
	150,000	GFL Environmental, Inc. 9.88%, 02/01/18 (c) 144A	162,000
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	114,916
USD	200,000	Hudbay Minerals, Inc. 7.63%, 01/15/20 (c) 144A	215,250
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	205,000
	275,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	296,230
	256,000	Lightstream Resources 8.63%, 05/29/17 (c) (d) * 144A	1,285
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	266,250
	200,000	Mattamy Group Corp. 6.88%, 12/15/19 (c) 144A	208,500
	500,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	442,500
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	205,000
	560,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	585,200
	100,000	Northern Blizzard Resources, Inc. 7.25%, 05/30/17 (c) 144A	101,550
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	257,812
	300,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	315,750
	280,000	Precision Drilling Corp. 6.50%, 05/30/17 (c)	284,900
		Quebecor Media, Inc.
	290,000	5.75%, 01/15/23	306,312
CAD	175,000	6.63%, 01/15/23 144A	138,869
USD	300,000	Seven Generations Energy Ltd. 8.25%, 05/30/17 (c) 144A	315,000
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	152,995
Principal Amount			Value

Canada: (continued)
		Teck Resources Ltd.
USD	150,000	4.75%, 10/15/21 (c)	$156,000
	450,000	6.25%, 01/15/41 (c)	479,250
CAD	104,000	Videotron Ltd. 6.88%, 05/01/17 (c)	78,677
			8,477,949
Cayman Islands: 6.0%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	219,118
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	202,435
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	201,326
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	207,000
	200,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	218,235
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	215,002
	440,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	466,157
	560,000	Evergrande Real Estate Group Ltd. 8.75%, 05/29/17 (c) 144A	582,120
	150,000	Global A&T Electronics Ltd. 10.00%, 05/29/17 (c) 144A	109,313
	200,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	199,486
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	202,876
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	203,750
	400,000	KWG Property Holdings Ltd. 8.98%, 05/30/17 (c) Reg S	419,749
	200,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	203,700
	200,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	212,182
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	210,916
	200,000	MCE Finance Ltd. 5.00%, 05/30/17 (c) 144A	205,380
	100,000	MIE Holdings Corp. 7.50%, 05/30/17 (c) 144A	64,500
	550,000	Noble Holding International Ltd. 7.70%, 01/01/25 (c)	500,500
	429,988	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	170,920
	500,000	Park Aerospace Holdings Ltd. 5.50%, 02/15/24 144A	530,000
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	446,471
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	214,300

See Notes to Financial Statements

52

Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	TAM Capital 3, Inc. 8.38%, 05/30/17 (c) 144A	$208,250
	200,000	Times Property Holdings Ltd. 11.45%, 03/05/18 (c) Reg S	223,266
		UPCB Finance IV Ltd.
EUR	100,000	4.00%, 01/15/21 (c) Reg S	113,074
USD	235,000	5.38%, 01/15/20 (c) 144A	240,288
	245,000	Vale Overseas Ltd. 4.38%, 01/11/22	251,664
	260,000	Wynn Macau Ltd. 5.25%, 05/29/17 (c) 144A	267,800
	300,000	Yuzhou Properties Co. Ltd. 6.00%, 10/25/20 (c) Reg S	305,957
			7,815,735
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	193,118
China / Hong Kong: 0.8%
	400,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) † Reg S	403,777
	400,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	395,572
	200,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	197,753
			997,102
Colombia: 1.4%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	108,350
	400,000	Banco de Bogota SA 5.38%, 02/19/23 144A	421,000
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	86,400
	50,000	7.50%, 07/30/22 144A	54,000
	300,000	Bancolombia SA 5.13%, 09/11/22 †	314,250
	765,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	780,300
			1,764,300
Croatia: 0.1%
	175,000	Agrokor D.D. 8.88%, 05/30/17 (c) Reg S	71,859
Denmark: 0.1%
EUR	150,000	TDC A/S 3.50%, 02/26/21 (c) Reg S	164,559
Finland: 0.5%
USD	434,000	Nokia OYJ 5.38%, 05/15/19	461,667
EUR	200,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	239,249
			700,916
France: 6.1%
	200,000	Accor SA 4.12%, 06/30/20 (c) Reg S	227,116
	220,000	BPCE SA 12.50%, 09/30/19 (c) Reg S	305,137
Principal Amount			Value

France: (continued)
		Casino Guichard Perrachon SA
EUR	400,000	4.50%, 12/07/23 (c) Reg S $	$481,424
	300,000	4.56%, 01/25/23 (p) Reg S	367,499
	300,000	4.87%, 01/31/19 (c) Reg S	324,834
USD	290,000	Cie Generale de Geophysique Veritas 6.50%, 05/29/17 (c)	139,200
EUR	150,000	CMA CGM SA 7.75%, 01/15/18 (c) Reg S	169,740
		Credit Agricole SA
	250,000	8.20%, 03/31/18 (c)	291,621
USD	100,000	8.38%, 10/13/19 (c) 144A	111,938
EUR	200,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	229,277
	275,000	Faurecia 3.13%, 06/15/18 (c) † Reg S	310,345
	350,000	Groupama SA 7.88%, 10/27/19 (c)	428,033
	200,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	225,195
	100,000	Médi-Partenaires SAS 7.00%, 05/08/17 (c) Reg S	113,123
		New AREVA Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	213,162
	100,000	4.38%, 11/06/19	113,316
	200,000	4.88%, 09/23/24	227,698
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	116,643
		Numericable Group SA
	530,000	5.63%, 05/15/19 (c) 144A	624,380
USD	1,000,000	6.00%, 05/29/17 (c) 144A	1,046,250
EUR	260,000	Peugeot SA 2.38%, 04/14/23 Reg S	296,618
USD	330,000	Rexel SA 5.25%, 05/30/17 (c) 144A	338,456
	100,000	SFR Group SA 7.38%, 05/01/21 (c) 144A	105,500
EUR	300,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	387,448
	250,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	286,932
	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	228,992
	200,000	Vallourec SA 3.25%, 08/02/19	223,400
			7,933,277
Germany: 2.9%
	200,000	Deutsche Lufthansa AG 5.13%, 02/12/21 (c) Reg S	238,615
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	173,272
	300,000	K+S AG 3.00%, 06/20/22 Reg S	346,266
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	198,039

See Notes to Financial Statements

53

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Germany: (continued)
		RWE AG
EUR	275,000	2.75%, 10/21/20 (c) Reg S	$298,643
GBP	100,000	7.00%, 03/20/19 (c) Reg S	137,007
EUR	160,000	Techem GmbH 6.13%, 05/08/17 (c) Reg S	180,614
		ThyssenKrupp AG
	450,000	3.13%, 07/25/19 (c) Reg S	516,716
	345,000	4.00%, 08/27/18	394,017
	180,000	Trionista HoldCo GmbH 5.00%, 05/30/17 (c) Reg S	199,612
		Unitymedia Hessen GmbH & Co.
	510,000	4.00%, 01/15/20 (c) Reg S	586,326
	405,000	5.50%, 09/15/17 (c) Reg S	460,910
			3,730,037
India: 0.3%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	214,161
	200,000	Syndicate Bank 4.13%, 04/12/18 Reg S	202,594
			416,755
Ireland: 4.2%
	200,000	AerCap Ireland Capital Ltd. 4.50%, 05/15/21	211,600
	200,000	AK Transneft OJSC 8.70%, 08/07/18 144A	216,500
	320,000	Alfa Bank 7.75%, 04/28/21 Reg S	365,572
EUR	200,000	Allied Irish Banks PLC 4.13%, 11/26/20 (c) Reg S	230,595
		Ardagh Packaging Finance Plc
	200,000	2.75%, 03/15/20 (c) Reg S	216,746
	200,000	4.13%, 05/15/19 (c) Reg S	231,218
	426,039	4.25%, 06/30/17 (c) Reg S	477,853
USD	400,000	4.63%, 05/15/19 (c) 144A	410,000
EUR	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	230,052
	500,000	Gazprombank OJSC 4.00%, 07/01/19 Reg S	573,245
USD	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	212,674
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	260,563
	200,000	Nomos Bank 7.25%, 04/25/18 144A	207,120
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	311,240
	675,000	Russian Railways 5.70%, 04/05/22 Reg S	725,859
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	206,696
EUR	300,000	Smurfit Kappa Acquisitions 2.38%, 11/01/23 (c) Reg S	333,377
			5,420,910
Principal Amount			Value

Italy: 7.1%
EUR	200,000	Astaldi SpA 7.13%, 12/01/17 (c) Reg S	$228,124
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	115,280
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	216,457
		Banco Popolare SC
	300,000	3.50%, 03/14/19 Reg S	338,281
	350,000	6.00%, 11/05/20 Reg S	408,155
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	207,241
	600,000	Enel SpA 6.50%, 01/10/19 (c) Reg S	707,763
	200,000	Iccrea Banca SpA 1.88%, 11/25/19 Reg S	221,971
		Intesa Sanpaolo SpA
	250,000	5.00%, 09/23/19 Reg S	297,249
	300,000	6.63%, 09/13/23 Reg S	393,731
	250,000	8.05%, 06/20/18 (c)	291,573
	500,000	8.38%, 10/14/19 (c) Reg S	620,338
		Leonardo Finmeccanica SpA
	167,000	4.88%, 03/24/25	223,423
	200,000	5.25%, 01/21/22	258,736
GBP	175,000	8.00%, 12/16/19	265,481
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	245,940
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 Reg S	236,063
		Telecom Italia SpA
	550,000	5.25%, 02/10/22 Reg S	711,911
USD	250,000	5.30%, 05/30/24 144A	259,687
EUR	100,000	5.38%, 01/29/19 Reg S	118,921
GBP	800,000	6.38%, 06/24/19	1,131,797
		UniCredit SpA
EUR	300,000	5.75%, 10/28/25 Reg S	356,276
	50,000	6.70%, 06/05/18 Reg S	58,133
	500,000	6.95%, 10/31/22 Reg S	651,029
	200,000	Unione di Banche Italiane SpA 4.25%, 05/05/21 (c) Reg S	223,571
	200,000	Unipol Gruppo Finanziario SpA 3.00%, 03/18/25 Reg S	216,870
	200,000	UnipolSai Assicurazioni SpA 5.75%, 06/18/24 (c) Reg S	217,140
			9,221,141
Japan: 0.8%
USD	1,050,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,093,995
Kazakhstan: 0.8%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	219,200
	550,000	KazMunayGas National Co. JSC 6.38%, 04/09/21 144A	605,023
	200,000	Zhaikmunai International BV 7.13%, 05/30/17 (c) 144A	196,483
			1,020,706

See Notes to Financial Statements

54

Principal Amount			Value

Luxembourg: 13.6%
USD	200,000	Accudyne Industries Borrower 7.75%, 05/29/17 (c) 144A	$201,500
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	251,548
		Altice Financing SA
EUR	200,000	5.25%, 02/15/18 (c) Reg S	232,717
USD	865,000	6.63%, 02/15/18 (c) 144A	917,981
	970,000	7.75%, 05/30/17 (c) 144A	1,033,176
		ArcelorMittal
EUR	250,000	3.00%, 04/09/21 Reg S	286,704
USD	260,000	7.00%, 02/25/22 (s)	296,075
	375,000	7.50%, 03/01/41 (s) †	423,750
	380,000	7.75%, 10/15/39 (s)	436,050
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 05/30/17 (c) Reg S	133,950
EUR	100,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	115,467
	440,000	CNH Industrial Finance Europe SA 2.88%, 05/17/23 Reg S	508,377
USD	200,000	Consolidated Energy Finance SA 6.75%, 05/29/17 (c) 144A	205,000
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	209,760
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	178,750
	200,000	6.50%, 07/21/20 † 144A	162,500
EUR	275,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	312,652
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	321,375
	180,000	6.50%, 04/22/20 144A	192,825
EUR	690,000	Fiat Chrysler Finance Europe 4.75%, 07/15/22 Reg S	835,660
	300,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	352,967
		Gazprom Neft OAO
USD	450,000	4.38%, 09/19/22 144A	456,637
	100,000	6.00%, 11/27/23 144A	108,490
		Gazprom OAO
	740,000	4.95%, 07/19/22 144A	772,516
	700,000	9.25%, 04/23/19 (p) 144A	786,307
	780,000	Gazprom PAO 7.29%, 08/16/37 144A	928,053
EUR	300,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	347,891
USD	95,000	International Automotive Components Group SA 9.13%, 05/30/17 (c) 144A	92,863
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/30/17 (c) Reg S	168,206
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	224,233
USD	120,000	MHP SA 8.25%, 04/02/20 144A	125,166
	300,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	315,750
Principal Amount			Value

Luxembourg: (continued)
USD	200,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	$199,248
	200,000	OAO TMK 6.75%, 04/03/20 Reg S	213,219
	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) 144A	87,000
	300,000	Puma International Financing SA 6.75%, 05/30/17 (c) Reg S	311,868
	200,000	Rosneft Finance SA 7.25%, 02/02/20 144A	221,000
		Sberbank of Russia
	360,000	5.13%, 10/29/22 144A	373,618
	200,000	5.18%, 06/28/19 Reg S	210,830
	290,000	6.13%, 02/07/22 144A	318,118
EUR	300,000	SES SA 4.63%, 01/02/22 (c) Reg S	349,902
	150,000	Swissport Investments SA 6.75%, 06/15/18 (c) Reg S	179,402
	100,000	Takko Luxembourg 2 SCA 9.88%, 05/08/17 (c) Reg S	90,927
	520,000	Telecom Italia Finance SA 7.75%, 01/24/33	756,857
	250,000	Telenet Finance V Luxembourg SCA 6.25%, 08/15/17 (c) Reg S	285,713
USD	100,000	Tonon Luxembourg SA 10.05%, 05/29/17 (c) (d) * 144A	46,500
		VTB Bank OJSC
	10,000	6.88%, 05/29/18 (p) 144A	10,481
	600,000	6.95%, 10/17/22 144A	655,404
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 05/08/17 (c) Reg S	110,587
	450,000	4.00%, 05/08/17 (c) 144A	497,642
USD	400,000	6.50%, 05/29/17 (c) 144A	414,400
	310,000	7.38%, 06/13/17 (c) 144A	323,175
			17,590,787
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20	99,500
Mauritius: 0.2%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	286,275
Mexico: 0.6%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	221,000
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	175,313
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	198,600
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) † 144A	205,500
			800,413

See Notes to Financial Statements

55

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: 10.1%
USD	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	$176,100
EUR	310,000	Constellium NV 4.63%, 05/15/18 (c) Reg S	339,505
	200,000	Delta Lloyd NV 4.38%, 06/13/24 (c) Reg S	222,383
USD	200,000	EA Partners I BV 6.88%, 09/28/20 Reg S	181,258
	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	175,956
		Fiat Chrysler Automobiles NV
EUR	320,000	3.75%, 03/29/24 Reg S	367,954
USD	100,000	5.25%, 04/15/23	103,250
EUR	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	344,398
	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	175,389
USD	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	215,625
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	264,347
GBP	349,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	501,615
EUR	450,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	557,418
USD	475,000	Majapahit Holding BV 7.75%, 01/20/20 144A	536,512
	360,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	382,946
		NXP BV / NXP Funding LLC
	200,000	3.88%, 09/01/22 144A	208,200
	570,000	5.75%, 03/15/18 (c) 144A	602,775
		Petrobras Global Finance BV
EUR	950,000	3.25%, 04/01/19 Reg S	1,076,559
USD	585,000	4.38%, 05/20/23	561,424
EUR	250,000	4.75%, 01/14/25	285,205
USD	575,000	7.88%, 03/15/19	625,600
	1,290,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,328,506
EUR	200,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	241,639
	160,000	Portugal Telecom International Finance BV 4.63%, 05/08/20 Reg S	60,981
	450,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	510,566
	200,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	228,400
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) Reg S	206,300
		Schaeffler Finance BV
EUR	250,000	3.50%, 05/29/17 (c) 144A	277,960
	150,000	3.50%, 05/29/17 (c) Reg S	166,776
USD	400,000	4.25%, 05/24/17 (c) 144A	409,170
EUR	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	7,928
Principal Amount			Value

Netherlands: (continued)
EUR	300,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	$351,064
	50,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	57,305
USD	690,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	735,202
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	255,600
		Ziggo Secured Finance BV
EUR	100,000	3.75%, 01/15/20 (c) Reg S	113,829
USD	200,000	5.50%, 01/15/22 (c) 144A	205,506
			13,061,151
Nigeria: 0.3%
	200,000	Access Bank Plc 10.50%, 10/19/21 144A	213,866
	200,000	GTB Finance BV 6.00%, 11/08/18 144A	205,372
			419,238
Norway: 0.2%
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	229,274
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	55,918
			285,192
Panama: 0.2%
USD	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	206,250
Peru: 0.2%
	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	215,250
Saudi Arabia: 0.2%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 Reg S	201,309
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	363,562
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	3,413
	200,000	Theta Capital Pte Ltd. 6.75%, 10/31/21 (c) † Reg S	199,945
			566,920
South Africa: 0.5%
		Eskom Holdings SOC Ltd.
	100,000	5.75%, 01/26/21 † 144A	100,738
	365,000	6.75%, 08/06/23 144A	375,941
	100,000	7.13%, 02/11/25 144A	103,113
	121,228	K2016470219 South Africa Ltd. 3.00%, 12/31/22 144A	15,029
			594,821
South Korea: 0.4%
		Woori Bank Co. Ltd.
USD	300,000	4.50%, 09/27/21 (c) 144A	294,484
	200,000	6.21%, 05/02/17 (c) 144A	200,000
			494,484

See Notes to Financial Statements

56

Principal Amount			Value

Spain: 1.0%
USD	61,622	Abengoa Abenewco 2 SAU 0.25%, 03/31/23 Reg S	$8,422
EUR	100,000	Abengoa SA 8.50%, 03/31/16 (d) (e) *	1,361
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	244,068
	200,000	Bankia SA 4.00%, 05/22/19 (c) Reg S	227,024
	50,000	Bankinter SA 6.38%, 09/11/19 Reg S	62,046
	300,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	347,568
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	355,226
		Grupo Isolux Corsan SA
	302	0.25%, 05/29/17 (c) (s) §	3
	56,417	3.00%, 05/29/17 (c) (s) §	2,150
			1,247,868
Sri Lanka: 0.2%
USD	200,000	National Savings Bank 8.88%, 09/18/18 144A	213,054
Sweden: 0.4%
EUR	135,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	159,600
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	347,870
			507,470
Turkey: 2.6%
USD	400,000	Akbank TAS 4.00%, 01/24/20 144A	401,060
	200,000	Arcelik AS 5.00%, 04/03/23 144A	199,741
	200,000	TC Ziraat Bankasi AS 4.25%, 07/03/19 144A	201,750
	500,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 144A	510,307
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	290,862
		Turkiye Is Bankasi SA
	200,000	5.00%, 04/30/20 144A	202,222
	625,000	6.00%, 10/24/22 144A	626,970
		Turkiye Vakiflar Bankasi Tao
	200,000	3.75%, 04/15/18 144A	200,524
	200,000	8.00%, 11/01/22 (c) 144A	208,650
	570,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	558,004
			3,400,090
United Kingdom: 11.2%
	195,167	Afren Plc 6.63%, 12/09/17 (c) (d) * 144A	1,015
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 05/30/17 (c) 144A	94,250
	250,000	10.75%, 05/30/17 (c) 144A	209,375
		Anglo American Capital Plc
EUR	525,000	2.50%, 04/29/21 Reg S	602,578
USD	600,000	4.88%, 05/14/25 144A	628,500
Principal Amount			Value

United Kingdom: (continued)
		AngloGold Ashanti Holdings Plc
USD	175,000	5.13%, 08/01/22 †	$181,431
	137,000	5.38%, 04/15/20	144,604
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 09/30/17 (c) Reg S	140,049
		Barclays Bank Plc
EUR	150,000	4.75%, 03/15/20 (c) Reg S	159,101
GBP	400,000	14.00%, 06/15/19 (c) Reg S	633,424
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	260,044
USD	200,000	CEVA Group Plc 7.00%, 05/09/17 (c) 144A	180,000
GBP	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	219,274
	100,000	Elli Finance UK Plc 8.75%, 05/30/17 (c) Reg S	128,696
	193,000	Enterprise Inns 6.50%, 12/06/18	269,601
	115,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	158,083
USD	300,000	Inmarsat Finance Plc 4.88%, 05/30/17 (c) 144A	304,500
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	137,856
GBP	150,000	Iron Mountain Europe Plc 6.13%, 09/15/17 (c) Reg S	205,949
		Jaguar Land Rover Plc
EUR	100,000	2.20%, 01/15/24 Reg S	109,045
GBP	430,000	5.00%, 02/15/22 144A	612,930
USD	100,000	KCA Deutag Finance Plc 7.25%, 05/30/17 (c) 144A	95,250
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	136,797
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	293,369
USD	550,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) † 144A	749,787
GBP	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	278,415
	100,000	Matalan Finance Plc 6.88%, 05/08/17 (c) 144A	113,227
	100,000	New Look Secured Issuer Plc 6.50%, 06/24/18 (c) Reg S	113,837
		Old Mutual Plc
	100,000	7.88%, 11/03/25 Reg S	151,255
	250,000	8.00%, 06/03/21 Reg S	374,673
EUR	100,000	OTE Plc 3.50%, 07/09/20 Reg S	111,666
USD	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	425,334
EUR	100,000	PPC Finance Plc 5.50%, 05/08/17 (c) Reg S	95,448
GBP	100,000	Premier Foods Investments Plc 6.50%, 05/30/17 (c) Reg S	132,616

See Notes to Financial Statements

57

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

United Kingdom: (continued)
		Royal Bank of Scotland Group Plc
EUR	400,000	3.63%, 03/25/19 (c) Reg S	$447,059
USD	300,000	5.13%, 05/28/24	308,886
	225,000	6.13%, 12/15/22	242,611
EUR	300,000	6.93%, 04/09/18	346,905
USD	200,000	Standard Chartered Plc 7.01%, 07/30/37 (c) 144A	223,500
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	139,563
EUR	200,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	236,373
	600,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	665,431
		Tesco Plc
GBP	230,000	6.13%, 02/24/22	343,763
USD	200,000	6.15%, 11/15/37 144A	204,974
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	144,631
EUR	200,000	Thomas Cook Finance Plc 6.75%, 01/15/18 (c) Reg S	233,193
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	134,970
USD	250,000	Tullow Oil Plc 6.00%, 05/09/17 (c) 144A	244,375
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	134,483
USD	595,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	616,569
	220,000	Virgin Media Finance Plc 4.88%, 02/15/22	199,650
		Virgin Media Secured Finance Plc
GBP	275,000	4.88%, 01/15/21 (c) Reg S	364,685
	300,000	6.00%, 01/15/21 (c) (s) 144A	453,345
	100,000	Voyage Care Bondco Plc 6.50%, 05/13/17 (c) Reg S	131,348
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	170,371
			14,438,664
United States: 4.0%
USD	325,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	338,406
	110,000	Calfrac Holdings LP 7.50%, 05/30/17 (c) 144A	101,475
	77,272	CEDC Finance Corp International, Inc. 10.00%, 05/30/17 (c) (d) *	17,000
		Cemex Finance LLC
	750,000	6.00%, 04/01/19 (c) 144A	795,000
	325,000	9.38%, 10/12/17 (c) 144A	350,594
	250,000	Cott Beverages, Inc. 5.38%, 07/01/17 (c)	260,000
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	184,663
Principal Amount			Value

United States: (continued)
USD	680,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	$746,300
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	388,725
	830,000	Reynolds Group Issuer, Inc. 5.75%, 05/29/17 (c)	855,937
	380,002	Rio Oil Finance Trust 9.25%, 07/06/24 144A	391,877
		ZF North America Capital, Inc.
EUR	100,000	2.75%, 04/27/23 Reg S	117,895
USD	650,000	4.50%, 04/29/22 144A	684,937
			5,232,809
Venezuela: 1.3%
		Petroleos de Venezuela SA
	635,000	5.38%, 04/12/27 Reg S	243,840
	345,000	5.50%, 04/12/37 Reg S	132,825
	480,000	6.00%, 05/16/24 144A	190,200
	170,000	6.00%, 05/16/24 Reg S	67,631
	200,000	8.50%, 10/27/20 144A	157,200
	90,000	9.00%, 11/17/21 Reg S	47,741
	775,000	9.00%, 11/17/21 144A	411,099
	375,000	9.75%, 05/17/35 144A	180,656
	465,000	12.75%, 02/17/22 144A	291,741
			1,722,933
Total Corporate Bonds (Cost: $126,169,937)			123,778,998
GOVERNMENT OBLIGATIONS: 1.6%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	397,354
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	213,728
India: 0.3%
	200,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	202,540
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	205,673
			408,213
Indonesia: 0.2%
	200,000	Perusahaan Listrik Negara PT 5.25%, 10/24/42 144A	200,500
Trinidad and Tobago: 0.2%
	217,708	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	217,266
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	418,743
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	200,250
Total Government Obligations (Cost: $2,052,200)			2,056,054

See Notes to Financial Statements

58

Number of Shares		Value

COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
988	Tervita Corp. * # §	$2,875
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
138	Grupo Isolux Corsan SA Warrants $0.00 expiring 12/30/21 * § #	0
MONEY MARKET FUND: 2.1% (Cost: $2,719,106)
2,719,106	Dreyfus Government Cash Management Fund – Institutional Shares	2,719,106
Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $130,957,846)		128,557,033

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.1%
Repurchase Agreements: 4.1%
USD	1,252,863	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $1,252,949; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $1,277,920 including accrued interest)	1,252,863
	1,252,863	Repurchase agreement dated 4/28/17 with Credit Suisse Securities LLC, 0.80%, due 5/1/17, proceeds $1,252,947; (collateralized by various U.S. government and agency obligations, 0.13% to 2.63%, due 7/15/17 to 1/15/27, valued at $1,277,944 including accrued interest)	1,252,863
Principal Amount			Value

Repurchase Agreements: (continued)
USD	1,252,863	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $1,252,952; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $1,277,920 including accrued interest)	$1,252,863
	256,693	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.84%, due 5/1/17, proceeds $256,711; (collateralized by various U.S. government and agency obligations, 1.38% to 2.50%, due 12/31/18 to 9/9/49, valued at $261,827 including accrued interest)	256,693
	1,252,863	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $1,252,948; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $1,277,920 including accrued interest)	1,252,863
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $5,268,145)			5,268,145
Total Investments: 103.4% (Cost: $136,225,991)			133,825,178
Liabilities in excess of other assets: (3.4)%			(4,346,991)
NET ASSETS: 100.0%			$129,478,187

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing

See Notes to Financial Statements

59

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

†	Security fully or partially on loan. Total market value of securities on loan is $5,101,598.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,875 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,028 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $57,558,984, or 44.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.3%	$13,225,286
Communications	16.2	20,814,089
Consumer, Cyclical	9.3	11,962,000
Consumer, Non-cyclical	7.5	9,680,031
Diversified	0.8	949,125
Energy	12.0	15,442,972
Financial	27.0	34,724,459
Government	1.6	2,056,054
Industrial	8.5	10,939,816
Technology	0.9	1,126,725
Utilities	3.8	4,917,370
Money Market Fund	2.1	2,719,106
	100.0%	$128,557,033

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$123,778,998	$—	$123,778,998
Government Obligations*	—	2,056,054	—	2,056,054
Common Stock*	—	—	2,875	2,875
Warrants*	—	—	0	0
Money Market Fund	2,719,106	—	—	2,719,106
Repurchase Agreements	—	5,268,145	—	5,268,145
Total	$2,719,106	$131,103,197	$2,875	$133,825,178

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended April 30, 2017:

	Common Stock	Warrants
	United States	Spain
Balance as of April 30, 2016	$—	$—
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(2,751)	(10,977)
Purchases	5,626	10,977
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of April 30, 2017	$2,875	$0

See Notes to Financial Statements

60

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

FLOATING RATE NOTES: 99.7%
Australia: 6.2%
	Australia & New Zealand Banking Group Ltd.
$325,000	1.60%, 05/15/18	$326,397
250,000	1.79%, 11/16/18 144A	252,080
600,000	1.82%, 09/23/19 144A	603,821
	Commonwealth Bank of Australia
1,020,000	1.59%, 03/12/18 144A	1,021,379
282,000	1.67%, 11/07/19 144A	284,154
1,950,000	1.93%, 09/06/21 144A	1,967,261
	National Australia Bank Ltd.
200,000	1.43%, 06/30/17 144A	200,082
750,000	1.94%, 01/14/19 144A	755,731
500,000	2.16%, 07/12/21 144A	507,024
	Westpac Banking Corp.
1,950,000	1.90%, 08/19/21	1,966,396
1,300,000	2.01%, 01/11/22	1,310,029
		9,194,354
British Virgin Islands: 0.1%
200,000	Sinopec Group Overseas Development 2014 Ltd. 2.08%, 04/10/19 144A	200,712
Canada: 5.4%
	Bank of Montreal
160,000	1.65%, 07/31/18	160,788
615,000	1.84%, 08/27/21	622,824
	Bank of Nova Scotia
900,000	1.74%, 03/07/22	901,926
515,000	1.99%, 01/15/19	519,624
836,000	Canadian Imperial Bank of Commerce 1.62%, 09/06/19 †	841,021
	Royal Bank of Canada
940,000	1.62%, 03/06/20	944,561
2,050,000	1.77%, 02/01/22	2,065,303
	Toronto-Dominion Bank
1,015,000	1.72%, 04/30/18 †	1,019,377
400,000	1.99%, 01/22/19	404,131
450,000	2.15%, 04/07/21	458,742
		7,938,297
China / Hong Kong: 0.1%
150,000	Industrial & Commercial Bank of China Ltd. 2.22%, 11/13/17	150,132
Denmark: 0.2%
300,000	Danske Bank A/S 1.68%, 09/06/19 144A	301,184
France: 0.9%
650,000	Credit Agricole SA 1.96%, 04/15/19 144A	654,278
500,000	Societe Generale SA 2.49%, 04/08/21 144A	508,099
150,000	Total Capital International SA 1.60%, 08/10/18	150,702
		1,313,079
Germany: 0.4%
	Deutsche Bank AG
100,000	1.71%, 02/13/18	99,997
400,000	2.94%, 05/10/19	406,747
		506,744
Principal Amount		Value

Guernsey: 0.7%
$1,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/21	$1,051,233
Japan: 5.8%
	Mitsubishi UFJ Financial Group, Inc.
1,500,000	2.18%, 09/13/21	1,518,267
550,000	2.93%, 03/01/21	570,987
360,000	Mizuho Bank Ltd. 1.79%, 03/26/18 144A	360,652
	Mizuho Financial Group, Inc.
2,850,000	2.26%, 09/13/21	2,886,451
250,000	2.64%, 04/12/21 144A	255,684
	Sumitomo Mitsui Banking Corp.
100,000	1.40%, 05/02/17	100,003
350,000	1.74%, 01/16/18	350,877
400,000	1.83%, 10/19/18	401,031
1,152,000	2.27%, 07/14/21	1,166,902
175,000	2.30%, 10/19/21	177,771
300,000	Sumitomo Mitsui Trust Bank Ltd. 2.07%, 10/18/19 144A	302,757
480,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65%, 03/05/18 144A	480,881
		8,572,263
Luxembourg: 0.4%
575,000	Actavis Funding SCS 2.37%, 03/12/20	587,555
Mexico: 0.7%
1,000,000	Petroleos Mexicanos 4.77%, 03/11/22 144A	1,087,400
Netherlands: 4.1%
500,000	ABN AMRO Bank NV 1.80%, 01/18/19 144A	501,736
600,000	Cooperatieve Rabobank UA 1.99%, 01/10/22	605,671
400,000	ING Bank NV 2.29%, 03/22/19 144A	405,342
450,000	Mondelez International Holdings Netherlands BV 1.78%, 10/28/19 144A	451,882
400,000	Nederlandse Waterschapsbank NV 1.27%, 02/14/18 144A	400,803
	Shell International Finance BV
1,299,000	1.48%, 05/11/20	1,308,702
200,000	1.61%, 11/10/18	201,394
2,195,000	Siemens Financieringsmaatschappij NV 1.75%, 03/16/22 144A	2,221,575
		6,097,105
Norway: 0.3%
	Statoil ASA
341,000	1.33%, 05/15/18	341,846
125,000	1.50%, 11/08/18	125,747
		467,593
Singapore: 0.3%
500,000	DBS Group Holdings Ltd. 1.66%, 07/16/19 144A	499,905
Sweden: 0.5%
800,000	Svenska Handelsbanken AB 1.59%, 09/06/19	803,114

See Notes to Financial Statements

61

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Switzerland: 1.8%
	Credit Suisse AG
$590,000	1.54%, 05/26/17	$590,177
300,000	1.86%, 01/29/18	301,135
	UBS AG
900,000	1.68%, 08/14/19	904,626
540,000	1.85%, 03/26/18	542,072
300,000	UBS Group Funding Switzerland AG 2.38%, 05/23/22 (c) 144A	301,913
		2,639,923
United Kingdom: 6.5%
	Barclays Plc
950,000	2.78%, 01/10/22 (c)	964,581
1,150,000	3.14%, 08/10/21	1,201,436
300,000	BAT International Finance Plc 1.64%, 06/15/18 144A	300,708
	BP Capital Markets Plc
140,000	1.39%, 08/14/18	140,337
400,000	1.54%, 05/10/18	401,346
220,000	1.78%, 09/26/18	221,157
400,000	HSBC Bank Plc 1.68%, 05/15/18 144A	401,624
	HSBC Holdings Plc
1,450,000	2.65%, 01/05/22	1,492,093
1,150,000	2.71%, 05/25/21	1,189,083
1,000,000	3.35%, 03/08/21	1,054,669
400,000	Standard Chartered Plc 2.18%, 08/19/19 144A	403,421
1,755,000	UBS Group Funding Jersey Ltd. 2.56%, 02/01/22 † 144A	1,801,995
		9,572,450
United States: 65.3%
200,000	Aetna, Inc. 1.76%, 12/08/17	200,694
	American Express Credit Corp.
1,325,000	1.70%, 03/18/19	1,332,233
50,000	2.17%, 08/14/20 (c)	50,863
	American Honda Finance Corp.
700,000	1.33%, 11/19/18	702,157
250,000	1.43%, 12/11/17	250,484
555,000	Anheuser-Busch InBev Finance, Inc. 2.29%, 02/01/21	572,613
	Apple, Inc.
450,000	1.24%, 02/07/20	451,531
720,000	1.28%, 05/03/18	721,698
654,000	1.29%, 02/07/20	657,142
750,000	1.33%, 05/06/19	753,543
1,500,000	1.54%, 02/09/22	1,517,893
284,000	1.87%, 02/22/19	288,301
282,000	2.18%, 02/23/21	291,013
893,000	AT&T, Inc. 2.08%, 06/30/20	906,944
	Bank of America Corp.
750,000	2.02%, 04/01/19	757,092
1,200,000	2.20%, 01/15/19	1,213,531
706,000	2.32%, 01/20/22 (c)	715,354
700,000	2.34%, 10/21/21 (c)	709,993
1,600,000	BB&T Corp. 1.70%, 06/15/20	1,608,077
Principal Amount		Value

United States: (continued)
	Berkshire Hathaway Finance Corp.
$795,000	1.46%, 01/12/18	$797,039
200,000	1.82%, 03/15/19	202,260
600,000	Capital One NA 2.32%, 01/30/22 (c)	603,679
	Chevron Corp.
140,000	1.21%, 11/15/17	140,170
410,000	1.23%, 03/02/18	410,722
	Cisco Systems, Inc.
128,000	1.44%, 06/15/18	128,433
400,000	1.49%, 09/20/19	402,296
433,000	1.55%, 03/01/19	436,957
	Citigroup, Inc.
400,000	1.86%, 04/27/18	401,621
300,000	1.95%, 12/10/19 (c)	301,438
1,222,000	2.03%, 06/07/19	1,230,495
2,200,000	2.22%, 08/02/21	2,237,437
2,575,000	2.48%, 09/01/22 (c)	2,639,403
2,200,000	2.53%, 03/30/21	2,251,931
25,000	2.74%, 05/15/18	25,360
500,000	CoBank ACB 1.73%, 06/15/17 (c)	499,124
650,000	ConocoPhillips Co. 1.94%, 05/15/22	661,291
	Exxon Mobil Corp.
1,100,000	1.28%, 03/15/19	1,101,482
150,000	1.47%, 03/06/22	151,118
	Ford Motor Credit Co. LLC
1,660,000	1.95%, 03/12/19	1,664,962
250,000	2.16%, 01/09/20	252,173
	General Electric Capital Corp.
1,182,000	1.41%, 05/05/26	1,159,216
645,000	2.13%, 03/15/23	663,137
600,000	General Motors Financial Co., Inc. 2.71%, 01/14/22	612,236
	Goldman Sachs Group, Inc.
1,155,000	2.14%, 11/15/18	1,168,609
1,250,000	2.17%, 10/23/19	1,264,675
765,000	2.20%, 04/25/19	773,933
300,000	2.21%, 11/15/20 (c)	302,852
1,500,000	2.28%, 04/26/21 (c)	1,509,619
2,005,000	2.31%, 03/23/20 (c)	2,035,143
1,700,000	2.33%, 08/15/20 (c)	1,726,850
750,000	2.37%, 04/30/18	756,563
1,800,000	2.52%, 03/23/21 (c)	1,837,274
2,119,000	2.65%, 11/29/23	2,193,129
245,000	2.82%, 02/25/21	253,972
900,000	2.92%, 10/28/26 (c)	928,819
200,000	Home Depot, Inc. 1.50%, 09/15/17	200,349
	International Business Machines Corp.
180,000	1.22%, 02/06/18	180,354
500,000	1.40%, 01/27/20	502,131
830,000	1.40%, 02/12/19	834,670
710,000	1.61%, 11/06/21	715,814
	JPMorgan Chase & Co.
600,000	1.66%, 03/09/20 (c)	598,380
550,000	1.80%, 01/28/19	553,090
1,250,000	2.06%, 01/25/18	1,257,119

See Notes to Financial Statements

62

Principal Amount		Value

United States: (continued)
$1,269,000	2.11%, 01/23/20	$1,287,958
1,050,000	2.16%, 01/15/22 (c)	1,056,620
700,000	2.20%, 05/07/21 (c)	710,859
3,025,000	2.38%, 10/24/22 (c)	3,080,037
1,875,000	2.53%, 02/01/21 (c)	1,929,621
450,000	Medtronic, Inc. 1.93%, 03/15/20	458,336
	Merck & Co., Inc.
613,000	1.41%, 02/10/20	618,874
249,000	1.41%, 05/18/18	249,910
200,000	Metropolitan Life Global Funding I 1.58%, 12/19/18 144A	200,656
	Morgan Stanley
1,080,000	1.84%, 02/14/19 (c)	1,083,226
1,011,000	1.89%, 07/23/19	1,016,252
378,000	2.31%, 01/27/20	384,600
4,200,000	2.34%, 01/20/21 (c)	4,241,152
400,000	2.41%, 02/01/19	406,712
2,100,000	2.55%, 10/24/22 (c)	2,134,549
3,039,000	2.56%, 04/21/21	3,114,486
220,000	NBCUniversal Enterprise, Inc. 1.84%, 04/15/18 144A	221,379
	Nissan Motor Acceptance Corp.
400,000	1.64%, 09/13/19 144A	401,310
400,000	1.74%, 01/13/20 144A	401,022
	Oracle Corp.
165,000	1.35%, 07/07/17	165,105
385,000	1.67%, 10/08/19	389,046
385,000	1.74%, 01/15/19	388,751
300,000	PepsiCo, Inc. 1.51%, 10/13/17	300,542
195,000	Pfizer, Inc. 1.43%, 06/15/18	195,743
550,000	Roche Holdings, Inc. 1.49%, 09/30/19 144A	551,967
50,000	Santander Holdings USA, Inc. 2.50%, 11/24/17	50,284
526,000	State Street Corp. 1.95%, 08/18/20	537,163
300,000	Synchrony Financial 2.44%, 11/09/17	301,598
135,000	The Bank of New York Mellon Corp. 1.59%, 08/01/18	135,845
	Toyota Motor Credit Corp.
1,350,000	1.49%, 03/12/20	1,356,140
53,000	1.60%, 10/18/19	53,241
411,000	1.62%, 07/13/18	413,007
56,000	1.87%, 02/19/19	56,733
470,000	US Bancorp 1.53%, 10/15/18 (c)	472,378
	Verizon Communications, Inc.
365,000	1.92%, 06/17/19	368,028
1,804,000	2.14%, 03/16/22	1,824,948
700,000	2.87%, 09/14/18	714,435
700,000	Walt Disney Co. 1.49%, 03/04/22	703,536
	Wells Fargo & Co.
2,650,000	1.78%, 04/23/18	2,661,901
650,000	1.85%, 01/30/20	653,806
Principal Amount		Value

United States: (continued)
$300,000	1.96%, 02/11/21 (c)	$301,874
1,486,000	2.03%, 07/22/20	1,505,190
248,000	2.19%, 07/26/21	251,892
1,960,000	2.26%, 01/24/22 (c)	1,981,909
3,225,000	2.40%, 10/31/22 (c)	3,280,002
1,265,000	2.44%, 03/04/21	1,299,347
700,000	Wells Fargo Bank NA 1.65%, 05/24/19	705,606
		96,886,057
Total Floating Rate Notes (Cost: $147,122,656)		147,869,100

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $148,713)
148,713	Dreyfus Government Cash Management Fund – Institutional Shares	148,713
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $147,271,369)		148,017,813

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8%
Repurchase Agreements: 1.8%
$1,000,000	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $1,019,999 including accrued interest)	1,000,000
708,095	Repurchase agreement dated 4/28/17 with Credit Suisse Securities LLC, 0.80%, due 5/1/17, proceeds $708,142; (collateralized by various U.S. government and agency obligations, 0.13% to 2.63%, due 7/15/17 to 1/15/27, valued at $722,271 including accrued interest)	708,095
1,000,000	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $2,708,095)		2,708,095
Total Investments: 101.6% (Cost: $149,979,464)		150,725,908
Liabilities in excess of other assets: (1.6)%		(2,404,092)
NET ASSETS: 100.0%		$148,321,816

See Notes to Financial Statements

63

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $2,635,615.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $19,210,417, or 13.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	3.9%	$5,706,956
Consumer, Cyclical	4.3	6,363,814
Consumer, Non-cyclical	3.0	4,488,824
Energy	4.5	6,644,126
Financial	77.4	114,586,813
Industrial	1.5	2,221,575
Technology	5.3	7,856,992
Money Market Fund	0.1	148,713
	100.0%	$148,017,813

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$147,869,100	$—	$147,869,100
Money Market Fund	148,713	—	—	148,713
Repurchase Agreements	—	2,708,095	—	2,708,095
Total	$148,713	$150,577,195	$—	$150,725,908

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

64

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount			Value

CORPORATE BONDS: 4.7%
Argentina: 3.0%
		Argentine Bonos del Tesoro
ARS	560,974,000	15.50%, 10/17/26	$40,341,943
	254,118,000	16.00%, 10/17/23	18,354,453
	583,304,000	18.20%, 10/03/21	41,271,386
			99,967,782
Brazil: 0.1%
BRL	4,351,000	Concessionaria Ecovias dos Imigrantes SA TIPS 5.62%, 04/15/24	1,692,976
Colombia: 0.4%
		Empresas Publicas de Medellin ESP
COP	5,396,000,000	7.63%, 06/10/24 (c) Reg S	1,813,261
	19,762,000,000	8.38%, 02/01/21 Reg S	6,809,429
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,464,803
			15,087,493
Germany: 0.6%
		Kreditanstalt fuer Wiederaufbau
ZAR	37,530,000	7.88%, 01/15/20	2,815,257
TRY	8,950,000	9.25%, 05/22/20 Reg S	2,447,446
	14,309,000	10.00%, 03/06/19	4,073,730
		Landwirtschaftliche Rentenbank
ZAR	98,300,000	6.00%, 03/18/19 Reg S	7,157,173
	34,000,000	8.25%, 05/23/22 Reg S	2,550,556
			19,044,162
Mexico: 0.2%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,319,636
	109,600,000	7.65%, 11/24/21 Reg S	5,507,793
			6,827,429
South Africa: 0.4%
		Eskom Holdings Ltd.
ZAR	11,000,000	7.50%, 09/15/33	626,671
	25,350,000	7.85%, 04/02/26	1,679,058
	13,800,000	9.25%, 04/20/18	1,042,173
	77,330,000	9.50%, 08/18/27 ^	1,701,841
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,483,476
	86,800,000	10.80%, 11/06/23	6,836,776
	5,000,000	13.50%, 04/18/28	434,714
			13,804,709
Total Corporate Bonds (Cost: $171,361,249)			156,424,551
GOVERNMENT OBLIGATIONS: 90.3%
Brazil: 8.9%

		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	781,340
	6,060,000	10.25%, 01/10/28	1,941,822
	2,860,000	12.50%, 01/05/22	996,905

Principal Amount			Value

Brazil: (continued)
		Letra do Tesouro Nacional
BRL	70,515,000	9.45%, 04/01/19 ^	$18,552,777
	171,340,000	10.70%, 07/01/20 ^	39,722,352
	52,750,000	10.74%, 10/01/18 ^	14,532,041
	100,750,000	11.70%, 01/01/20 ^	24,593,986
	54,440,000	12.91%, 07/01/18 ^	15,354,486
	58,540,000	13.29%, 07/01/19 ^	15,043,634
	133,100,000	13.78%, 01/01/19 ^	35,863,019
		Nota do Tesouro Nacional, Series F
	127,551,000	10.00%, 01/01/21	40,028,055
	13,850,000	10.00%, 01/01/19	4,374,568
	136,943,000	10.00%, 01/01/23	42,639,688
	83,705,000	10.00%, 01/01/25	25,882,095
	61,260,000	10.00%, 01/01/27	18,850,385
			299,157,153
Chile: 3.0%
		Bonos del Banco Central de Chile en Pesos
CLP	450,000,000	4.50%, 06/01/20	700,979
	7,145,000,000	4.50%, 02/28/21	11,153,524
	39,120,000,000	4.50%, 03/01/26	61,530,776
	16,057,000,000	Chilean Government International Bonds 5.50%, 08/05/20	25,573,494
			98,958,773
Colombia: 5.0%
		Colombian TES
COP	11,700,000,000	7.00%, 06/30/32	4,100,809
	80,858,000,000	7.50%, 08/26/26	29,939,043
	59,370,000,000	7.75%, 09/18/30	22,466,040
	1,520,000,000	Republic of Colombia 9.85%, 06/28/27	678,748
		Titulos de Tesoreria
	10,426,700,000	5.00%, 11/21/18	3,508,809
	44,076,700,000	6.00%, 04/28/28	14,450,854
	28,327,200,000	7.00%, 09/11/19	9,872,849
	82,187,200,000	7.00%, 05/04/22	29,365,446
	74,910,800,000	10.00%, 07/24/24	31,106,498
	56,256,700,000	11.00%, 07/24/20	22,028,270
			167,517,366
Czech Republic: 1.1%
		Czech Republic Government Bonds
CZK	119,000,000	0.95%, 05/15/30 Reg S	4,712,864
	142,800,000	1.00%, 06/26/26 Reg S	5,897,635
	90,000,000	2.40%, 09/17/25 Reg S	4,140,972
	125,000,000	2.50%, 08/25/28 Reg S	5,882,714
	149,000,000	3.85%, 09/29/21 Reg S	7,087,465
	138,400,000	4.70%, 09/12/22 Reg S	6,990,954
	68,000,000	5.70%, 05/25/24 Reg S	3,786,005
			38,498,609
Hungary: 3.9%
		Hungarian Government Bonds
HUF	2,355,070,000	2.00%, 10/30/19	8,526,918
	1,272,260,000	2.50%, 06/22/18	4,545,488
	2,115,070,000	2.50%, 10/27/21	7,677,719

See Notes to Financial Statements

65

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Hungary: (continued)
HUF	2,751,400,000	3.00%, 06/26/24	$9,686,499
	1,428,920,000	3.00%, 10/27/27	4,886,933
	3,869,990,000	3.50%, 06/24/20	14,610,985
	1,282,750,000	5.50%, 12/20/18	4,855,244
	4,229,640,000	5.50%, 06/24/25	17,345,606
	3,828,670,000	6.00%, 11/24/23	16,106,981
	3,775,310,000	6.50%, 06/24/19	14,881,993
	3,472,350,000	7.00%, 06/24/22	15,067,106
	2,611,920,000	7.50%, 11/12/20	11,134,061
			129,325,533
Indonesia: 8.4%
		Indonesian Treasury Bonds
IDR	101,640,000,000	5.63%, 05/15/23	7,110,972
	86,116,000,000	6.13%, 05/15/28	5,898,555
	155,983,000,000	6.63%, 05/15/33	10,612,730
	155,312,000,000	7.00%, 05/15/22	11,815,318
	225,521,000,000	7.00%, 05/15/27	16,868,815
	8,930,000,000	7.88%, 04/15/19	688,392
	332,723,000,000	8.25%, 07/15/21	26,310,304
	143,374,000,000	8.25%, 06/15/32	11,352,663
	239,100,000,000	8.25%, 05/15/36	18,911,484
	440,463,000,000	8.38%, 03/15/24	35,553,748
	399,352,000,000	8.38%, 09/15/26	32,642,659
	302,629,000,000	8.38%, 03/15/34	24,134,941
	283,800,000,000	8.75%, 05/15/31	23,570,155
	323,452,000,000	9.00%, 03/15/29	27,275,334
	96,811,000,000	9.50%, 07/15/31	8,420,756
	78,742,000,000	10.50%, 08/15/30	7,360,761
	12,700,000,000	11.00%, 11/15/20	1,085,790
	77,989,000,000	11.00%, 09/15/25	7,316,654
	60,300,000,000	Perusahaan Penerbit SBSN Indonesia 8.25%, 09/15/20	4,688,503
			281,618,534
Malaysia: 5.3%
		Malaysian Government Bonds
MYR	38,745,000	3.42%, 08/15/22	8,766,607
	61,055,000	3.48%, 03/15/23	13,760,849
	23,085,000	3.49%, 03/31/20	5,309,922
	3,805,000	3.58%, 09/28/18	880,821
	35,997,000	3.65%, 10/31/19	8,333,791
	49,438,000	3.66%, 10/15/20	11,380,158
	4,322,000	3.73%, 06/15/28	940,772
	41,648,000	3.80%, 09/30/22	9,592,980
	44,671,000	3.80%, 08/17/23	10,227,364
	900,000	3.84%, 04/15/33	194,622
	34,247,000	3.90%, 11/30/26	7,792,719
	41,223,000	3.96%, 09/15/25	9,411,028
	59,994,000	4.05%, 09/30/21	13,986,493
	33,053,000	4.07%, 09/30/26	7,529,848
	65,011,000	4.16%, 07/15/21	15,245,791
	45,377,000	4.18%, 07/15/24	10,617,507
	50,600,000	4.23%, 06/30/31	11,392,134
	22,129,000	4.25%, 05/31/35	4,929,409
	40,412,000	4.38%, 11/29/19	9,523,491
	39,354,000	4.50%, 04/15/30	9,136,483
	35,020,000	5.73%, 07/30/19	8,462,562
			177,415,351
Principal Amount			Value

Mexico: 8.9%
		Mexican Government International Bonds
MXN	388,230,500	4.75%, 06/14/18	$20,061,090
	499,000	5.00%, 06/15/17	26,282
	492,179,000	5.00%, 12/11/19	24,841,648
	329,872,000	5.75%, 03/05/26	15,806,358
	629,952,000	6.50%, 06/10/21	32,575,168
	341,591,000	6.50%, 06/09/22	17,567,023
	201,838,300	7.50%, 06/03/27	10,848,127
	308,696,000	7.75%, 05/29/31	16,713,202
	194,780,000	7.75%, 11/23/34	10,495,145
	447,611,800	7.75%, 11/13/42	23,978,846
	296,303,900	8.00%, 06/11/20	16,047,898
	221,075,000	8.00%, 12/07/23	12,207,280
	66,500,000	8.00%, 11/07/47	3,667,759
	364,804,700	8.50%, 12/13/18	19,725,433
	230,694,000	8.50%, 05/31/29	13,308,173
	208,263,900	8.50%, 11/18/38	12,022,905
	589,438,200	10.00%, 12/05/24	36,279,905
	174,361,000	10.00%, 11/20/36	11,437,159
			297,609,401
Peru: 3.0%
		Peruvian Government Bonds
PEN	45,578,000	5.70%, 08/12/24	14,385,116
	67,560,000	6.35%, 08/12/28	21,595,108
	41,928,000	6.90%, 08/12/37	13,990,629
	62,966,000	6.95%, 08/12/31	21,007,841
	25,153,000	7.84%, 08/12/20	8,567,440
	53,610,000	8.20%, 08/12/26	19,605,051
	30,000	8.60%, 08/12/17	9,377
			99,160,562
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,154,000,000	3.90%, 11/26/22	22,645,792
	1,569,000,000	4.95%, 01/15/21	32,344,041
	1,981,500,000	6.25%, 01/14/36	44,267,975
			99,257,808
Poland: 9.3%
		Polish Government Bonds
PLN	101,719,000	1.50%, 04/25/20	25,636,794
	97,203,000	1.75%, 07/25/21	24,150,483
	102,432,000	1.87%, 10/25/18 ^	25,701,691
	95,599,000	2.00%, 04/25/21	24,082,022
	29,938,000	2.25%, 04/25/22	7,502,241
	75,481,000	2.50%, 07/25/18	19,665,667
	125,464,000	2.50%, 07/25/26	30,300,856
	58,907,000	2.50%, 07/25/27	14,039,208
	79,709,000	3.25%, 07/25/19	21,065,011
	93,754,000	3.25%, 07/25/25	24,198,687
	19,115,000	3.75%, 04/25/18	5,036,329
	88,232,000	4.00%, 10/25/23	23,998,277
	54,525,000	5.25%, 10/25/20	15,355,000
	55,971,000	5.50%, 10/25/19	15,591,180
	50,555,000	5.75%, 10/25/21	14,687,679
	73,966,000	5.75%, 09/23/22	21,736,994
			312,748,119

See Notes to Financial Statements

66

Principal Amount			Value

Romania: 2.9%
		Romanian Government Bonds
RON	25,185,000	2.25%, 02/26/20	$6,104,320
	34,995,000	2.50%, 04/29/19	8,568,429
	43,000,000	3.25%, 03/22/21	10,602,554
	23,785,000	3.50%, 12/19/22	5,834,856
	35,890,000	4.75%, 06/24/19 †	9,193,579
	35,860,000	4.75%, 02/24/25	9,272,331
	35,280,000	5.60%, 11/28/18	9,069,084
	41,750,000	5.75%, 04/29/20	11,119,668
	28,080,000	5.80%, 07/26/27	7,803,985
	42,340,000	5.85%, 04/26/23	11,640,057
	31,820,000	5.95%, 06/11/21	8,633,168
			97,842,031
Russia: 5.0%
		Russian Federal Bonds
RUB	629,823,000	6.40%, 05/27/20	10,675,125
	789,364,000	6.70%, 05/15/19	13,588,388
	525,781,000	6.80%, 12/11/19	8,994,519
	576,509,000	7.00%, 01/25/23	9,901,984
	939,037,000	7.00%, 08/16/23	15,997,874
	1,016,270,000	7.05%, 01/19/28	17,222,836
	405,880,000	7.50%, 02/27/19	7,081,705
	1,122,831,000	7.50%, 08/18/21	19,642,073
	520,126,000	7.60%, 04/14/21	9,114,707
	529,713,000	7.60%, 07/20/22	9,339,870
	797,660,000	7.75%, 09/16/26	14,212,665
	1,005,074,000	8.15%, 02/03/27	18,529,267
	790,218,000	8.50%, 09/17/31	14,794,146
			169,095,159
South Africa: 6.9%
		South African Government Bonds
ZAR	286,382,000	6.25%, 03/31/36	15,487,363
	283,852,000	6.50%, 02/28/41	15,151,499
	56,695,000	6.75%, 03/31/21	4,104,703
	296,305,000	7.00%, 02/28/31	18,483,941
	83,370,000	7.25%, 01/15/20	6,195,022
	116,814,000	7.75%, 02/28/23	8,588,180
	317,821,000	8.00%, 01/31/30	21,778,388
	255,853,000	8.25%, 03/31/32	17,564,415
	370,385,000	8.50%, 01/31/37	25,198,218
	332,542,000	8.75%, 01/31/44	22,722,082
	479,849,000	8.75%, 02/28/48	32,662,896
	166,434,000	8.88%, 02/28/35	11,818,763
	395,648,000	10.50%, 12/21/26	33,025,075
			232,780,545
Supranational: 5.0%
TRY	2,225,000	African Development Bank 4.55%, 12/21/17	598,896
		European Bank for Reconstruction & Development
IDR	159,500,000,000	7.38%, 04/15/19	12,129,204
TRY	26,677,000	8.00%, 10/11/18	7,196,135
IDR	114,130,000,000	9.25%, 12/02/20	9,260,259
Principal Amount			Value

Supranational: (continued)
		European Investment Bank
MXN	68,900,000	4.00%, 02/25/20 Reg S	$3,346,839
PLN	31,700,000	4.25%, 10/25/22	8,762,691
IDR	32,700,000,000	5.20%, 03/01/22 Reg S	2,259,879
TRY	4,497,000	5.25%, 09/03/18 Reg S	1,184,821
IDR	28,000,000,000	6.95%, 02/06/20 Reg S	2,101,733
	47,400,000,000	7.20%, 07/09/19 Reg S	3,610,832
ZAR	45,040,000	7.50%, 01/30/19	3,360,146
	91,410,000	7.50%, 09/10/20 Reg S	6,757,664
	184,070,000	8.13%, 12/21/26	13,338,173
TRY	36,991,000	8.50%, 07/25/19	9,931,138
ZAR	17,600,000	8.50%, 09/17/24 Reg S	1,325,023
TRY	33,000,000	8.75%, 09/18/21 Reg S	8,675,088
ZAR	26,390,000	9.00%, 12/21/18 Reg S	2,008,430
TRY	9,150,000	9.13%, 10/07/20 Reg S	2,449,942
BRL	24,600,000	9.24%, 08/27/21 ^	5,429,411
TRY	6,150,000	9.25%, 07/20/18	1,711,634
BRL	15,410,000	9.52%, 10/22/19 ^	3,951,691
TRY	7,150,000	10.75%, 11/15/19	2,012,563
		Inter-American Development Bank

IDR	500,000,000	7.00%, 02/04/19	37,617
	24,680,000,000	7.88%, 03/14/23	1,931,695
BRL	26,450,000	10.25%, 05/18/18	8,437,739
		International Bank for Reconstruction & Development
MXN	219,600,000	4.00%, 08/16/18	11,193,175
	137,588,000	7.50%, 03/05/20	7,355,306
COP	20,690,000,000	8.00%, 03/02/20	7,414,429
TRY	26,050,000	9.63%, 07/13/18	7,196,067
RUB	194,300,000	10.30%, 03/05/19	3,598,715
		International Finance Corp.
BRL	19,510,000	10.50%, 04/17/18	6,254,386
	13,700,000	12.00%, 01/29/19 Reg S	4,531,947
			169,353,268
Thailand: 5.7%
		Thailand Government Bonds
THB	574,434,000	1.88%, 06/17/22	16,372,216
	22,000,000	2.13%, 12/17/26	604,686
	654,597,000	2.55%, 06/26/20	19,389,810
	260,642,000	3.40%, 06/17/36	7,630,782
	239,557,000	3.45%, 03/08/19	7,164,590
	51,143,000	3.58%, 12/17/27	1,578,349
	697,028,000	3.63%, 06/16/23	21,597,591
	1,059,684,000	3.65%, 12/17/21	32,834,672
	823,888,000	3.85%, 12/12/25	26,064,849
	1,040,390,000	3.88%, 06/13/19	31,513,200
	824,000	4.75%, 12/20/24	27,431
	772,819,000	4.88%, 06/22/29	26,648,314
			191,426,490
Turkey: 5.0%
		Turkish Government Bonds
TRY	55,480,000	7.20%, 03/08/23	13,410,431
	39,117,000	7.40%, 02/05/20	10,154,184
	44,819,000	8.00%, 03/12/25	11,174,009
	8,383,000	8.30%, 06/20/18	2,295,226

See Notes to Financial Statements

67

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Turkey: (continued)
TRY	13,220,000	8.50%, 07/10/19	$3,556,333
	35,580,000	8.50%, 09/14/22	9,273,577
	1,800,000	8.70%, 07/11/18	493,972
	42,770,000	8.80%, 11/14/18	11,683,266
	48,166,000	8.80%, 09/27/23	12,645,481
	44,760,000	9.00%, 07/24/24	11,886,669
	23,924,000	9.20%, 09/22/21	6,415,638
	35,102,000	9.40%, 07/08/20	9,541,620
	28,248,000	9.50%, 01/12/22	7,670,579
	11,550,000	10.40%, 03/27/19	3,227,337
	24,430,000	10.40%, 03/20/24	6,922,549
	34,160,000	10.50%, 01/15/20	9,593,157
	80,680,000	10.60%, 02/11/26	23,304,402
	55,305,000	10.70%, 02/17/21	15,609,121
			168,857,551
Total Government Obligations (Cost: $3,076,701,627)			3,030,622,253

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $8,483,266)
	8,483,266	Dreyfus Government Cash Management Fund – Institutional Shares	8,483,266
Total Investments Before Collateral for Securities Loaned: 95.2% (Cost: $3,256,546,142)			3,195,530,070
Principal Amount			Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
Repurchase Agreements: 0.1%
USD	1,000,000	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $1,000,071; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $1,020,000 including accrued interest)	$1,000,000
	897,009	Repurchase agreement dated 4/28/17 with Nomura Securities International, Inc., 0.83%, due 5/1/17, proceeds $897,071; (collateralized by various U.S. government and agency obligations, 1.95% to 9.00%, due 6/1/18 to 3/20/67, valued at $914,949 including accrued interest)	897,009
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,897,009)			1,897,009
Total Investments: 95.3% (Cost: $3,258,443,151)			3,197,427,079
Other assets less liabilities: 4.7%			157,323,751
NET ASSETS: 100.0%			$3,354,750,830

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht TRY Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

68

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,665,039.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer, Non-cyclical	0.0%	$1,692,976
Energy	0.2	6,827,429
Financial	0.8	25,508,965
Government	98.0	3,130,590,035
Industrial	0.3	8,754,966
Utilities	0.4	13,672,433
Money Market Fund	0.3	8,483,266
	100.0%	$3,195,530,070

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$156,424,551	$—	$156,424,551
Government Obligations*	—	3,030,622,253	—	3,030,622,253
Money Market Fund	8,483,266	—	—	8,483,266
Repurchase Agreements	—	1,897,009	—	1,897,009
Total	$8,483,266	$3,188,943,813	$—	$3,197,427,079

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

69

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 99.8%
United States: 99.8%
121,997	AG Mortgage Investment Trust, Inc.	$2,311,843
559,542	AGNC Investment Corp.	11,789,550
133,728	Altisource Residential Corp. †	1,923,009
1,722,245	Annaly Capital Management, Inc.	20,339,713
460,631	Anworth Mortgage Asset Corp.	2,699,298
344,383	Apollo Commercial Real Estate Finance, Inc.	6,643,148
178,755	ARMOUR Residential REIT, Inc. †	4,302,633
225,515	Blackstone Mortgage Trust, Inc.	6,963,903
439,772	Capstead Mortgage Corp. †	4,899,060
365,429	Chimera Investment Corp.	7,440,134
737,250	CYS Investments, Inc.	6,288,743
247,789	Dynex Capital, Inc.	1,714,700
214,201	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,695,286
417,797	Invesco Mortgage Capital, Inc.	6,814,269
192,035	iStar Financial, Inc. *	2,348,588
261,077	Ladder Capital Corp.	3,819,557
786,413	MFA Financial, Inc.	6,535,092
222,936	MTGE Investment Corp.	4,012,848
525,720	New Residential Investment Corp.	8,763,752
589,787	New York Mortgage Trust, Inc. †	3,780,535
297,627	PennyMac Mortgage Investment Trust	5,321,571
254,082	Redwood Trust, Inc.	4,337,180
454,073	Starwood Property Trust, Inc.	10,302,916
751,956	Two Harbors Investment Corp.	7,512,040
221,054	Western Asset Mortgage Capital Corp.	2,327,699
Total Real Estate Investment Trusts (Cost: $141,318,897)		147,887,067
MONEY MARKET FUND: 0.7% (Cost: $1,071,307)
1,071,307	Dreyfus Government Cash Management Fund – Institutional Shares	1,071,307
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $142,390,204)		148,958,374
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$1,398,163	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $1,398,259; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $1,426,126 including accrued interest)	$1,398,163
1,398,163	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.85%, due 5/1/17, proceeds $1,398,262; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 5/1/17 to 4/1/47, valued at $1,426,126 including accrued interest)	1,398,163
1,398,163	Repurchase agreement dated 4/28/17 with Goldman Sachs and Co., 0.80%, due 5/1/17, proceeds $1,398,256; (collateralized by various U.S. government and agency obligations, 3.00% to 6.00%, due 1/1/41 to 7/1/46, valued at $1,426,126 including accrued interest)	1,398,163
294,221	Repurchase agreement dated 4/28/17 with J.P. Morgan Securities LLC, 0.81%, due 5/1/17, proceeds $294,241; (collateralized by various U.S. government and agency obligations, 1.38% to 2.25%, due 11/30/17 to 8/15/21, valued at $300,106 including accrued interest)	294,221
1,398,163	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $1,398,257; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $1,426,126 including accrued interest)	1,398,163
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,886,873)		5,886,873
Total Investments: 104.5% (Cost: $148,277,077)		154,845,247
Liabilities in excess of other assets: (4.5)%		(6,702,235)
NET ASSETS: 100.0%		$148,143,012

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,601,950.

See Notes to Financial Statements

70

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	97.7%	$145,538,479
Real Estate	1.6	2,348,588
Money Market Fund	0.7	1,071,307
	100.0%	$148,958,374

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$147,887,067	$—	$—	$147,887,067
Money Market Fund	1,071,307	—	—	1,071,307
Repurchase Agreements	—	5,886,873	—	5,886,873
Total	$148,958,374	$5,886,873	$—	$154,845,247

* See Schedule of Investments for security type and geographic sector breakouts

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

71

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Number of Shares		Value

PREFERRED SECURITIES: 100.0%
Communications: 20.8%
86,825	Comcast Corp. 5.00%, 12/15/17 (c)	$2,226,193
226,501	eBay, Inc. 6.00%, 03/01/21 (c) †	6,004,542
145,338	Frontier Communications Corp. 11.13%, 06/29/18	6,444,287
	General Electric Co.
221,103	4.70%, 05/16/18 (c)	5,611,594
249,151	4.88%, 10/15/17 (c)	6,283,588
191,016	4.88%, 01/29/18 (c)	4,872,818
	Qwest Corp.
234,051	6.13%, 06/01/18 (c) †	5,809,146
295,207	6.50%, 09/01/21 (c)	7,350,654
123,821	6.63%, 09/15/20 (c) †	3,126,480
151,001	6.88%, 10/01/19 (c)	3,850,526
158,551	7.00%, 05/30/17 (c) †	4,012,926
120,801	7.00%, 07/01/17 (c) †	3,061,097
87,127	7.50%, 05/15/17 (c) †	2,210,412
90,600	Telephone & Data Systems, Inc. 7.00%, 05/30/17 (c) †	2,312,112
151,001	T-Mobile US, Inc. 5.50%, 12/15/17	16,567,830
	United States Cellular Corp.
103,285	6.95%, 05/30/17 (c) †	2,655,457
83,050	7.25%, 12/08/19 (c) †	2,213,283
90,600	7.25%, 12/01/20 (c)	2,429,892
151,001	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,019,647
		91,062,484
Consumer, Non-cyclical: 7.7%
188,751	Anthem, Inc. 5.25%, 05/01/18	9,698,026
	CHS, Inc.
148,736	6.75%, 09/30/24 (c) †	4,036,695
126,841	7.10%, 03/31/24 (c) †	3,568,037
156,286	7.50%, 01/21/25 (c)	4,516,665
156,773	7.88%, 09/26/23 (c)	4,530,740
92,654	8.00%, 07/18/23 (c)	2,812,975
62,674	Tyson Foods, Inc. 4.75%, 07/15/17	4,346,442
		33,509,580
Energy: 7.8%
241,601	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,125,726
	NextEra Energy, Inc.
226,501	6.12%, 09/01/19	11,868,652
105,701	6.37%, 09/01/18 †	6,518,581
260,476	Southwestern Energy Co. 6.25%, 01/15/18 †	4,813,597
		34,326,556
Government: 0.5%
82,569	Tennessee Valley Authority 3.55%, 06/01/17 (p)	2,093,950
Number of Shares		Value

Industrial: 4.9%
188,751	Arconic, Inc. 5.38%, 10/01/17	$8,014,368
86,825	Hess Corp. 8.00%, 02/01/19 †	5,179,111
104,191	Seaspan Corp. 6.38%, 04/30/19	2,604,775
226,501	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	5,766,715
		21,564,969
Real Estate Investment Trusts: 28.1%
78,143	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,045,002
103,813	American Tower Corp. 5.50%, 02/15/18	12,016,355
	Annaly Capital Management, Inc.
138,921	7.50%, 09/13/17 (c) †	3,548,042
86,825	7.63%, 08/27/17 (c)	2,227,061
90,600	7.63%, 05/30/17 (c)	2,322,078
137,033	CBL & Associates Properties, Inc. 7.38%, 05/30/17 (c) †	3,199,721
98,151	Chimera Investment Corp. 8.00%, 03/30/24 (c)	2,524,444
	Colony NorthStar, Inc.
86,825	7.13%, 04/13/20 (c)	2,183,649
105,693	8.25%, 05/30/17 (c)	2,704,684
76,104	8.50%, 05/30/17 (c) †	1,929,997
75,500	8.75%, 05/15/19 (c)	2,006,790
	Digital Realty Trust, Inc.
75,500	5.88%, 04/09/18 (c) †	1,922,230
75,500	6.35%, 08/24/20 (c) †	2,025,665
110,231	7.38%, 03/26/19 (c) †	3,079,854
97,237	FelCor Lodging Trust, Inc. 1.95%, 04/28/66	2,465,930
75,500	GGP, Inc. 6.38%, 02/13/18 (c)	1,912,415
93,620	Government Properties Income Trust 5.88%, 05/26/21 (c) †	2,368,586
120,801	Kimco Realty Corp. 6.00%, 05/30/17 (c) †	3,040,561
	National Retail Properties, Inc.
104,191	5.20%, 10/11/21 (c)	2,516,213
86,825	5.70%, 05/30/18 (c) †	2,198,409
121,556	NorthStar Realty Finance Corp. 7.63%, 01/15/18 (c) †	3,115,480
105,701	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	2,673,178
	Public Storage
105,701	4.90%, 10/14/21 (c)	2,482,917
98,151	4.95%, 07/20/21 (c) †	2,335,012
151,001	5.20%, 01/16/18 (c) †	3,806,735
149,491	5.38%, 09/20/17 (c)	3,743,255
90,600	5.40%, 01/20/21 (c) †	2,315,736
86,825	5.63%, 06/15/17 (c) †	2,187,990
139,676	5.75%, 05/30/17 (c)	3,517,042
138,921	5.90%, 05/30/17 (c)	3,504,977
86,825	6.00%, 06/04/19 (c) †	2,323,437
86,070	6.38%, 03/17/19 (c) †	2,325,611

See Notes to Financial Statements

72

Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Senior Housing Properties Trust
105,701	5.63%, 08/01/17 (c) †	$2,634,069
75,500	6.25%, 02/18/21 (c) †	2,004,525
78,143	Ventas Realty LP 5.45%, 03/07/18 (c) †	1,947,324
323,399	VEREIT, Inc. 6.70%, 01/03/19 (c) †	8,321,056
	Vornado Realty Trust
90,600	5.40%, 01/25/18 (c) †	2,265,906
90,600	5.70%, 07/18/17 (c) †	2,307,582
81,540	6.63%, 05/30/17 (c) †	2,100,470
83,050	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c) †	2,225,740
108,532	Welltower, Inc. 6.50%, 07/17/65	6,860,308
		123,236,036
Reinsurance: 4.5%
	Aspen Insurance Holdings Ltd.
75,500	5.63%, 01/01/27 (c) †	1,842,200
83,050	5.95%, 07/01/23 (c) †	2,292,180
166,101	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	4,022,966
88,742	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	2,567,306
	Reinsurance Group of America, Inc.
120,801	5.75%, 06/15/26 (c) †	3,364,308
120,801	6.20%, 09/15/22 (c)	3,555,173
83,050	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,112,792
		19,756,925
Technology: 0.8%
128,351	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	3,342,260
Utilities: 24.9%
78,143	AES Trust III 6.75%, 05/30/17 (c) †	3,939,189
75,500	BGE Capital Trust II 6.20%, 05/30/17 (c) †	1,953,185
	Dominion Resources, Inc.
241,601	5.25%, 07/30/21 (c) †	5,938,553
151,001	6.38%, 07/01/17 †	7,604,410
211,401	6.75%, 08/15/19 †	10,701,119
	DTE Energy Co.
90,600	5.38%, 06/01/21 (c) †	2,253,222
84,560	6.00%, 12/15/21 (c) †	2,214,626
101,926	6.50%, 10/01/19	5,492,792
151,001	Duke Energy Corp. 5.13%, 01/15/18 (c) †	3,879,216
123,821	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	2,875,124
81,540	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	1,871,343
78,520	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	1,823,234
90,600	FPL Group Capital Trust I 5.88%, 05/30/17 (c) †	2,382,780
130,238	Great Plains Energy, Inc. 7.00%, 09/15/19	7,045,876
Number of Shares		Value

Utilities: (continued)
	NextEra Energy Capital Holdings, Inc.
135,901	5.00%, 01/15/18 (c) †	$3,381,217
151,001	5.13%, 11/15/17 (c) †	3,775,025
172,141	5.25%, 06/01/21 (c) †	4,232,947
105,701	5.63%, 06/15/17 (c)	2,681,634
120,801	5.70%, 05/30/17 (c)	3,068,345
135,901	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	3,523,913
143,451	SCE Trust I 5.63%, 06/15/17 (c)	3,636,483
120,801	SCE Trust II 5.10%, 03/15/18 (c)	3,013,985
83,050	SCE Trust III 5.75%, 03/15/24 (c)	2,350,315
98,151	SCE Trust IV 5.38%, 09/15/25 (c)	2,721,727
90,600	SCE Trust V 5.45%, 03/15/26 (c)	2,569,416
	Southern Co.
241,601	5.25%, 10/01/21 (c) †	5,924,057
302,002	6.25%, 10/15/20 (c)	8,000,033
		108,853,766
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $438,430,460)		437,746,526

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6%
Repurchase Agreements: 5.6%
$5,850,508	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.82%, due 5/1/17, proceeds $5,850,908; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 5/1/17 to 6/1/53, valued at $5,967,518 including accrued interest)	5,850,508
5,850,508	Repurchase agreement dated 4/28/17 with Daiwa Capital Markets America, Inc., 0.85%, due 5/1/17, proceeds $5,850,922; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/18/17 to 12/1/51, valued at $5,967,518 including accrued interest)	5,850,508
5,850,508	Repurchase agreement dated 4/28/17 with Deutsche Bank Securities, Inc., 0.85%, due 5/1/17, proceeds $5,850,922; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 5/1/17 to 4/1/47, valued at $5,967,518 including accrued interest)	5,850,508

See Notes to Financial Statements

73

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$1,231,233	Repurchase agreement dated 4/28/17 with J.P. Morgan Securities LLC, 0.81%, due 5/1/17, proceeds $1,231,316; (collateralized by various U.S. government and agency obligations, 1.38% to 2.25%, due 11/30/17 to 8/15/21, valued at $1,255,860 including accrued interest)	$1,231,233
Principal Amount		Value

Repurchase Agreements: (continued)
$5,850,508	Repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.81%, due 5/1/17, proceeds $5,850,903; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 9/20/42 to 4/20/45, valued at $5,967,518 including accrued interest)	$5,850,508
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $24,633,265)		24,633,265
Total Investments: 105.6% (Cost: $463,063,725)		462,379,791
Liabilities in excess of other assets: (5.6)%		(24,663,425)
NET ASSETS: 100.0%		$437,716,366

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $23,987,073.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	20.8%	$91,062,484
Consumer, Non-cyclical	7.7	33,509,580
Energy	7.8	34,326,556
Financial	0.9	4,022,966
Government	0.5	2,093,950
Industrial	4.9	21,564,969
Real Estate Investment Trusts	28.1	123,236,036
Reinsurance	3.6	15,733,959
Technology	0.8	3,342,260
Utilities	24.9	108,853,766
	100.0%	$437,746,526

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$437,746,526	$—	$—	$437,746,526
Repurchase Agreements	—	24,633,265	—	24,633,265
Total	$437,746,526	$24,633,265	$—	$462,379,791

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

74

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2017

Principal Amount		Value

CORPORATE BONDS: 94.4%
Basic Materials: 5.8%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c)	$42,100
10,000	5.90%, 02/01/27	10,797
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,786
20,000	Blue Cube Spinco, Inc. 9.75%, 10/15/20 (c)	24,300
50,000	CF Industries Holdings, Inc. 3.45%, 06/01/23 †	46,750
25,000	Chemours Co. 6.63%, 05/15/18 (c)	26,875
	Freeport-McMoRan, Inc.
50,000	3.88%, 12/15/22 (c) †	46,625
50,000	5.40%, 05/14/34 (c) †	44,625
17,000	Hexion US Finance Corp. 6.63%, 05/30/17 (c)	16,150
		276,008
Communications: 24.7%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	19,210
25,000	Altice US Finance I Corp. 5.50%, 05/15/21 (c) 144A	25,906
	CCO Holdings LLC
40,000	5.50%, 05/01/21 (c) 144A	42,075
27,000	5.75%, 07/15/18 (c)	28,485
67,000	CenturyLink, Inc. 5.80%, 03/15/22	70,350
13,000	Cequel Communications Holdings I LLC 6.38%, 05/30/17 (c) 144A	13,431
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	28,114
25,000	CommScope Technologies LLC 6.00%, 06/15/20 (c) 144A	26,781
50,000	CSC Holdings LLC 5.50%, 04/15/22 (c) 144A	51,812
100,000	DISH DBS Corp. 5.88%, 07/15/22	106,179
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,249
	Frontier Communications Corp.
34,000	8.50%, 04/15/20	36,295
60,000	11.00%, 06/15/25 (c)	58,125
20,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	21,325
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	32,550
27,000	iHeartCommunications, Inc. 9.00%, 05/30/17 (c)	22,376
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	55,901
50,000	Neptune Finco Corp. 10.88%, 10/15/20 (c) 144A	60,187
34,000	Netflix, Inc. 5.88%, 02/15/25	36,975
34,000	Nielsen Finance LLC 4.50%, 05/30/17 (c)	34,722
Principal Amount		Value

Communications: (continued)
$27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	$27,540
	Sprint Corp.
50,000	6.88%, 11/15/28	54,250
50,000	7.13%, 06/15/24	54,656
67,000	7.88%, 09/15/23	75,375
67,000	T-Mobile USA, Inc. 6.63%, 04/01/18 (c)	71,774
35,000	Univision Communications, Inc. 5.13%, 02/15/20 (c) 144A	35,000
30,000	Windstream Services LLC 7.75%, 05/30/17 (c) †	30,300
30,000	Zayo Group LLC 6.00%, 04/01/18 (c)	32,137
		1,180,080
Consumer, Cyclical: 10.0%
30,000	Caesars Entertainment Resort Properties LLC 11.00%, 05/30/17 (c)	32,625
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c)	36,244
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	42,800
25,000	Goodyear Tire & Rubber Co. 5.13%, 11/15/18 (c)	26,362
20,000	Hanesbrands, Inc. 4.88%, 02/15/26 (c) 144A	20,000
25,000	HD Supply Inc 5.25%, 12/15/17 (c) 144A	26,563
25,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 06/01/19 (c) 144A	25,875
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,125
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	29,835
50,000	MGM Resorts International 6.63%, 12/15/21	56,250
25,000	PulteGroup, Inc. 4.25%, 02/01/21 (c)	25,938
17,000	Rite Aid Corp. 6.75%, 05/30/17 (c)	17,213
30,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	32,194
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	33,957
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	41,753
		478,734
Consumer, Non-cyclical: 15.5%
47,000	ADT Corp. 3.50%, 07/15/22	45,707
30,000	Albertson’s LLC 6.63%, 06/15/19 (c) 144A	30,750
25,000	APX Group, Inc. 7.88%, 12/01/18 (c) †	27,375
20,000	Centene Corp. 5.63%, 02/15/18 (c)	21,075

See Notes to Financial Statements

75

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Consumer, Non-cyclical: (continued)
$40,000	CHS 6.88%, 02/01/18 (c) †	$33,250
40,000	Community Health Systems, Inc. 8.00%, 05/30/17 (c)	39,076
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	50,500
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	28,924
	HCA, Inc.
25,000	5.38%, 02/01/25	26,094
110,000	6.50%, 02/15/20	121,007
25,000	Hertz Corp. 5.50%, 10/15/19 (c) † 144A	21,688
30,000	Iron Mountain, Inc. 5.75%, 08/15/17 (c)	30,937
14,000	JBS USA LLC 8.25%, 05/30/17 (c) 144A	14,413
25,000	LifePoint Health, Inc. 5.50%, 05/30/17 (c)	25,828
20,000	Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 05/15/19 (c) 144A	21,900
44,000	Reynolds Group Issuer, Inc. 5.75%, 05/29/17 (c)	45,375
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c)	36,615
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	68,340
25,000	United Rentals North America, Inc. 4.63%, 07/15/18 (c)	26,045
27,000	Valeant Pharmaceuticals International 6.38%, 05/30/17 (c) † 144A	23,321
		738,220
Energy: 12.5%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	40,800
40,000	California Resources Corp. 8.00%, 12/15/18 (c) 144A	30,750
30,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25 144A	32,062
24,000	Chesapeake Energy Corp. 8.00%, 12/15/18 (c) 144A	25,380
25,000	Citgo Holding, Inc. 10.75%, 02/15/20 144A	26,938
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	35,424
20,000	CONSOL Energy, Inc. 5.88%, 05/30/17 (c)	19,600
30,000	Continental Resources, Inc. 4.50%, 01/15/23 (c)	29,700
34,000	Denbury Resources, Inc. 5.50%, 05/30/17 (c) †	25,500
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	22,638
40,000	EP Energy LLC 9.38%, 05/30/17 (c)	38,050
20,000	Newfield Exploration Co. 5.63%, 07/01/24	21,238
Principal Amount		Value

Energy: (continued)
$34,000	QEP Resources, Inc. 6.88%, 03/01/21	$36,040
20,000	Range Resources Corp. 5.00%, 05/15/22 (c) 144A	19,875
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	15,033
25,000	SM Energy Co. 6.13%, 11/15/18 (c) †	25,563
25,000	Sunoco LP 6.38%, 04/01/18 (c)	26,750
20,000	Targa Resources Partners LP 5.25%, 11/01/17 (c)	20,700
40,000	Tesoro Logistics LP 6.13%, 05/15/17 (c)	41,850
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	17,255
25,000	Williams Cos, Inc. 4.55%, 03/24/24 (c)	25,719
20,000	WPX Energy, Inc. 8.25%, 06/01/23 (c)	22,400
		599,265
Financial: 11.1%
60,000	Ally Financial, Inc. 8.00%, 11/01/31	71,700
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	34,172
50,000	8.13%, 05/15/18 (c)	52,437
18,000	CIT Group, Inc. 5.50%, 02/15/19 144A	19,058
90,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	95,089
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	41,520
34,000	Icahn Enterprises LP 6.00%, 05/30/17 (c)	35,275
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	41,925
34,000	Navient Corp. 5.88%, 03/25/21	35,360
	SLM Corp.
34,000	5.50%, 01/25/23	33,765
34,000	8.45%, 06/15/18	36,337
30,000	Springleaf Finance Corp. 8.25%, 12/15/20	32,946
		529,584
Industrial: 3.9%
27,000	Ball Corp. 5.00%, 03/15/22	28,924
30,000	Building Materials Corp. of America 5.38%, 11/15/19 (c) 144A	31,425
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	36,677
30,000	Novelis Corp. 5.88%, 09/30/21 (c) 144A	30,900
27,000	TransDigm, Inc. 5.50%, 05/30/17 (c)	27,641
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) † 144A	31,875
		187,442

See Notes to Financial Statements

76

Principal Amount		Value

Technology: 6.1%
$17,000	BMC Software Finance, Inc. 8.13%, 05/30/17 (c) 144A	$17,372
25,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 7.13%, 06/15/19 (c) 144A	27,647
45,000	EMC Corp. 3.38%, 03/01/23 (c) †	43,430
70,000	First Data Corp. 7.00%, 12/01/18 (c) 144A	75,229
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	35,700
25,000	MSCI, Inc. 5.75%, 08/15/20 (c) 144A	27,062
34,000	NCR Corp. 6.38%, 12/15/18 (c)	36,533
25,000	Solera LLC 10.50%, 03/01/19 (c) 144A	28,656
		291,629
Utilities: 4.8%
34,000	AES Corp. 7.38%, 06/01/21 (c)	38,930
25,000	AmeriGas Partners LP 5.88%, 05/20/26 (c)	25,500
	Calpine Corp.
34,000	5.75%, 10/15/19 (c) †	33,065
17,000	6.00%, 05/30/17 (c) 144A	17,829
34,000	Dynegy, Inc. 6.75%, 05/30/17 (c)	34,680
40,000	NRG Energy, Inc. 6.25%, 07/15/18 (c)	40,952
40,000	Talen Energy Supply LLC 4.63%, 04/15/19 (c) 144A	39,500
		230,456
Total Corporate Bonds (Cost: $4,396,669)		4,511,418
Number
of Shares		Value

MONEY MARKET FUND: 3.8% (Cost: $182,760)
182,760	Dreyfus Government Cash Management Fund – Institutional Shares	$182,760
Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $4,579,429)		4,694,178

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.3% (Cost: $445,291)
Repurchase Agreement: 9.3%
$445,291	Repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc., 0.80%, due 5/1/17, proceeds $445,321; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/21 to 2/15/43, valued at $454,197 including accrued interest)	445,291
Total Investments: 107.5% (Cost: $5,024,720)		5,139,469
Liabilities in excess of other assets: (7.5)%		(360,280)
NET ASSETS: 100.0%		$4,779,189

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $429,953.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,137,338, or 23.8% of net assets.

At April 30, 2017, the Fund held the following open futures contracts:

	Number of		Unrealized
	Contracts	Expiration Date	Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	36	June 2017	$(35,438)

(s)	Cash in the amount of $85,368 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

See Notes to Financial Statements

77

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	5.9%	$276,008
Communications	25.1	1,180,080
Consumer, Cyclical	10.2	478,734
Consumer, Non-cyclical	15.7	738,220
Energy	12.8	599,265
Financial	11.3	529,584
Industrial	4.0	187,442
Technology	6.2	291,629
Utilities	4.9	230,456
Money Market Fund	3.9	182,760
	100.0%	$4,694,178

The summary of inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$4,511,418	$—	$4,511,418
Money Market Fund	182,760	—	—	182,760
Repurchase Agreement	—	445,291	—	445,291
Total	$182,760	$4,956,709	$—	$5,139,469
Other Financial Instruments:
Futures Contracts	$(35,438)	$—	$—	$(35,438)

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2017.

See Notes to Financial Statements

78

[This Page Intentionally Left Blank.]

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2017

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF

Assets:
Investments, at value (1) (2)	$183,256,414	$6,174,368	$14,433,771	$14,833,616
Short-term investments held as collateral for securities loaned (3)	35,839,031	—	318,247	528,682
Cash	—	19,161	1,250	—
Cash denominated in foreign currency, at value (4)	—	401,416 (a)	—	127,929
Receivables:
Investment securities sold	—	—	860,161	—
Shares sold	—	—	—	—
Due from Adviser	—	17,132	6,854	24,040
Dividends and interest	280,084	91,738	162,553	241,752
Prepaid expenses	599	101	—	105
Total assets	219,376,128	6,703,916	15,782,836	15,756,124

Liabilities:
Payables:
Investment securities purchased	—	—	810,122	—
Collateral for securities loaned	35,839,031	—	318,247	528,682
Line of credit	250,952	—	—	—
Due to Adviser	19,517	—	—	—
Due to custodian	129,262	—	—	—
Deferred Trustee fees	2,033	143	22	1,148
Accrued expenses	68,380	54,881	32,369	75,999
Total liabilities	36,309,175	55,024	1,160,760	605,829
NET ASSETS	$183,066,953	$6,648,892	$14,622,076	$15,150,295
Shares outstanding	9,550,000	300,000	600,000	700,000
Net asset value, redemption and offering price per share	$19.17	$22.16	$24.37	$21.64

Net assets consist of:
Aggregate paid in capital	$179,841,250	$7,374,701	$14,955,782	$17,938,775
Net unrealized appreciation (depreciation)	8,661,319	(679,866)	(284,758)	(982,199)
Undistributed (accumulated) net investment income (loss)	592,625	(31,443)	39,735	(55,219)
Accumulated net realized gain (loss)	(6,028,241)	(14,500)	(88,683)	(1,751,062)
	$183,066,953	$6,648,892	$14,622,076	$15,150,295
(1) Value of securities on loan	$34,451,159	$—	$106,250	$510,954
(2) Cost of investments	$174,595,094	$6,853,536	$14,718,529	$15,793,408
(3) Cost of short-term investments held as collateral for securities loaned	$35,839,031	$—	$318,247	$528,682
(4) Cost of cash denominated in foreign currency	$—	$401,936	$—	$145,219

(a)	Includes $1,375 of foreign investor minimum settlement reserve funds

See Notes to Financial Statements

80

Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF

$367,622,432	$844,460,208	$5,081,617	$128,557,033	$148,017,813	$3,195,530,070	$148,958,374
23,682,259	69,372,219	—	5,268,145	2,708,095	1,897,009	5,886,873
1,107,591	1,112,752	—	772,300	707,978	2,434,385	—
—	—	6,441	86,004	—	5,840,765	—

7,538,468	16,834,639	—	2,909,534	—	332,899,321	—
559	39,985,217	—	—	—	4,794	857
—	—	10,901	—	1,808	—	—
6,140,651	11,283,855	32,811	2,201,235	352,225	64,342,356	101,522
1,922	992	—	899	551	10,484	713
406,093,882	983,049,882	5,131,770	139,795,150	151,788,470	3,602,959,184	154,948,339

9,281,622	58,063,132	—	4,926,759	706,164	244,811,776	—
23,682,259	69,372,219	—	5,268,145	2,708,095	1,897,009	5,886,873
—	—	—	—	—	—	—
87,726	138,030	—	18,816	—	609,575	3,858
—	—	4,443	—	—	—	821,894
19,114	2,009	—	19,197	4,973	92,898	7,746
97,235	94,186	39,003	84,046	47,422	797,096	84,956
33,167,956	127,669,576	43,446	10,316,963	3,466,654	248,208,354	6,805,327
$372,925,926	$855,380,306	$5,088,324	$129,478,187	$148,321,816	$3,354,750,830	$148,143,012
15,000,000	28,850,000	200,000	5,200,000	5,900,000	180,200,000	6,050,000

$24.86	$29.65	$25.44	$24.90	$25.14	$18.62	$24.49

$398,147,349	$816,674,721	$4,956,600	$137,703,124	$147,504,962	$3,491,700,458	$169,709,034
6,009,334	34,746,665	127,007	(2,383,801)	746,444	(61,522,820)	6,568,169
2,002,042	3,323,420	4,717	(673,356)	198,915	(42,437,845)	495,676
(33,232,799)	635,500	—	(5,167,780)	(128,505)	(32,988,963)	(28,629,867)
$372,925,926	$855,380,306	$5,088,324	$129,478,187	$148,321,816	$3,354,750,830	$148,143,012
$22,836,674	$67,348,491	$—	$5,101,598	$2,635,615	$1,665,039	$5,601,950
$361,613,098	$809,713,544	$4,955,097	$130,957,846	$147,271,369	$3,256,546,142	$142,390,204
$23,682,259	$69,372,219	$—	$5,268,145	$2,708,095	$1,897,009	$5,886,873
$—	$—	$6,376	$86,173	$—	$5,858,472	$—

See Notes to Financial Statements

81

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2017 (continued)

	Preferred Securities ex Financials ETF	Treasury- Hedged High Yield Bond ETF

Assets:
Investments, at value (1)(2)	$437,746,526	$4,694,178
Short-term investments held as collateral for securities loaned (3)	24,633,265	445,291
Cash	42,456	85,368	(a)
Receivables:
Due from Adviser	—	31,158
Dividends and interest	877,869	77,760
Prepaid expenses	2,241	30
Total assets	463,302,357	5,333,785

Liabilities:
Payables:
Investment securities purchased	44,956	—
Collateral for securities loaned	24,633,265	445,291
Line of credit	721,446	—
Due to Adviser	86,315	—
Variation margin on futures contracts	—	35,438
Deferred Trustee fees	12,079	684
Accrued expenses	87,930	73,183
Total liabilities	25,585,991	554,596
NET ASSETS	$437,716,366	$4,779,189
Shares outstanding	21,750,000	200,000
Net asset value, redemption and offering price per share	$20.12	$23.90

Net assets consist of:
Aggregate paid in capital	$461,228,793	$5,079,543
Net unrealized appreciation (depreciation)	(683,934)	79,311
Undistributed (accumulated) net investment income (loss)	(818,338)	48,632
Accumulated net realized loss	(22,010,155)	(428,297)
	$437,716,366	$4,779,189
(1) Value of securities on loan	$23,987,073	$429,953
(2) Cost of investments	$438,430,460	$4,579,429
(3) Cost of short-term investments held as collateral for securities loaned	$24,633,265	$445,291

(a)	Represents cash collateral held at broker for future contracts

See Notes to Financial Statements

82

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83

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2017

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF (a)	Emerging Markets Aggregate Bond ETF

Income:
Dividends	$10,857,781	$—	$—	$—
Interest	—	309,054	381,173	768,154
Securities lending income	731,325	—	1,353	1,847
Foreign taxes withheld	—	(20,480)	(120)	(7,815)
Total income	11,589,106	288,574	382,406	762,186

Expenses:
Management fees	485,775	32,591	40,182	52,437
Professional fees	63,425	81,079	38,444	80,263
Insurance	1,209	199	—	214
Trustees’ fees and expenses	2,659	56	415	198
Reports to shareholders	34,777	13,404	24,683	16,653
Indicative optimized portfolio value fee	4,314	8,847	8,688	5,834
Custodian fees	2,912	1,925	2,828	15,514
Registration fees	6,946	5,971	7,347	4,970
Transfer agent fees	2,382	2,382	2,000	2,385
Fund accounting fees	2,716	304	622	689
Interest	8,135	195	3	5
Other	20,466	7,574	2,765	9,267
Total expenses	635,716	154,527	127,977	188,429
Waiver of management fees	(141,806)	(32,591)	(40,182)	(52,437)
Expenses assumed by the Adviser	—	(81,003)	(41,870)	(62,576)
Net expenses	493,910	40,933	45,925	73,416
Net investment income	11,095,196	247,641	336,481	688,770

Net realized gain (loss) on:
Investments	(998,819)	(148,706)	(84,409)	(240,043)
In-kind redemptions	1,185,399	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(22,903)	—	5,160
Net realized gain (loss)	186,580	(171,609)	(84,409)	(234,883)

Net change in unrealized appreciation (depreciation) on:
Investments	17,806,372	(543,172)	(284,758)	193,861 (c)
Foreign currency transactions and foreign denominated assets and liabilities	—	(12,569)	—	(20,288)
Net change in unrealized appreciation (depreciation)	17,806,372	(555,741)	(284,758)	173,573
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,088,148	$(479,709)	$(32,686)	$627,460

(a)	Commencement of operations for EM Investment Grade + BB Rated USD Sovereign Bond ETF was July 13, 2016.
(b)	Commencement of operations for Green Bond ETF was March 3, 2017.
(c)	Net of foreign taxes of $3,896
(d)	Net of foreign taxes of $15,022
(e)	Net of foreign taxes of $870,623

See Notes to Financial Statements

84

Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF (b)	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF

$—	$—	$—	$—	$—	$—		$9,354,589
20,699,154	25,199,081	11,356	7,205,103	1,365,197	140,197,813		—
338,720	382,564	—	89,602	3,689	6,175		19,398
—	(10,493)	(339)	—	(386)	(3,229,437)		—
21,037,874	25,571,152	11,017	7,294,705	1,368,500	136,974,551		9,373,987

1,287,066	1,707,613	2,688	544,880	311,371	7,877,217		432,192
94,353	98,844	21,672	86,153	43,955	186,056		84,994
4,379	2,195	—	1,891	1,119	22,423		1,465
8,140	9,224	1	3,963	2,208	60,717		3,453
33,375	44,302	9,963	27,248	19,116	269,061		26,539
6,248	6,201	1,586	6,246	5,807	4,821		354
25,329	49,570	300	44,261	10,138	2,172,454		9,441
24,844	13,786	5,006	10,570	4,970	63,447		4,970
2,385	2,389	401	2,387	2,386	2,397		2,391
11,822	9,545	132	1,276	583	110,091		1,601
1	53	—	3	36	19,828		12,312
18,506	13,594	424	9,509	8,121	79,669		8,498
1,516,448	1,957,316	42,173	738,387	409,810	10,868,181		588,210
(229,382)	(451,556)	(2,688)	(193,505)	(285,226)	(301,619)		(143,706)
—	—	(36,414)	—	—	—		—
1,287,066	1,505,760	3,071	544,882	124,584	10,566,562		444,504
19,750,808	24,065,392	7,946	6,749,823	1,243,916	126,407,989		8,929,483

(7,454,034)	2,691,769	—	(4,827,811)	47,344	(77,942,997	)(d)	(3,472,652)
2,583,022	3,981,426	—	806,095	(2,147)	(508,755)		375,406

(135)	—	71	(17,725)	—	(1,004,412)		—
(4,871,147)	6,673,195	71	(4,039,441)	45,197	(79,456,164)		(3,097,246)

23,414,085	25,903,199	126,553	7,722,148	1,128,632	53,473,596	(e)	24,450,189

—	—	454	(29,711)	—	(646,225)		—
23,414,085	25,903,199	127,007	7,692,437	1,128,632	52,827,371		24,450,189
$38,293,746	$56,641,786	$135,024	$10,402,819	$2,417,745	$99,779,196		$30,282,426

See Notes to Financial Statements

85

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2017 (continued)

	Preferred Securities ex Financials ETF	Treasury- Hedged High Yield Bond ETF

Income:
Dividends	$24,726,647	$—
Interest	—	242,279
Securities lending income	826,152	1,768
Total income	25,552,799	244,047

Expenses:
Management fees	1,672,998	20,893
Professional fees	88,712	88,102
Insurance	4,872	63
Trustees’ fees and expenses	11,136	128
Reports to shareholders	47,346	11,502
Indicative optimized portfolio value fee	4,314	8,535
Custodian fees	20,810	8,176
Registration fees	7,748	4,989
Transfer agent fees	2,385	2,387
Fund accounting fees	21,264	130
Interest	23,069	25
Other	24,300	6,605
Total expenses	1,928,954	151,535
Waiver of management fees	(232,886)	(20,893)
Expenses assumed by the Adviser	—	(107,401)
Net expenses	1,696,068	23,241
Net investment income	23,856,731	220,806

Net realized gain (loss) on:
Investments	(3,679,668)	(141,045)
Futures contracts	—	73,969
In-kind redemptions	848,176	(2)
Net realized loss	(2,831,492)	(67,078)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,378,935)	392,388
Futures contracts	—	(33,469)
Net change in unrealized appreciation (depreciation)	(5,378,935)	358,919
Net Increase in Net Assets Resulting from Operations	$15,646,304	$512,647

See Notes to Financial Statements

86

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87

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF

	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

Operations:
Net investment income	$11,095,196	$7,797,935	$247,641	$637,931
Net realized gain (loss)	186,580	(4,197,872)	(171,609)	(713,143)
Net change in unrealized appreciation (depreciation)	17,806,372	(5,557,403)	(555,741)	(242,223)
Net increase (decrease) in net assets resulting from operations	29,088,148	(1,957,340)	(479,709)	(317,435)

Dividends and Distributions to shareholders:
Dividends from net investment income	(10,221,190)	(7,382,900)	—	(376,862)
Return of capital	—	—	(243,320)	(264,458)
Total Dividends and Distributions	(10,221,190)	(7,382,900)	(243,320)	(641,320)

Share transactions:**
Proceeds from sale of shares	86,185,712	27,352,748	—	12,449,569
Cost of shares redeemed	(7,439,275)	(6,818,018)	(4,767,696)	(19,306,002)
Increase (decrease) in net assets resulting from share transactions	78,746,437	20,534,730	(4,767,696)	(6,856,433)
Total increase (decrease) in net assets	97,613,395	11,194,490	(5,490,725)	(7,815,188)
Net Assets, beginning of period	85,453,558	74,259,068	12,139,617	19,954,805
Net Assets, end of period†	$183,066,953	$85,453,558	$6,648,892	$12,139,617
† Including undistributed (accumulated) net investment income (loss)	$592,625	$246,843	$(31,443)	$(462,514)

** Shares of Common Stock Issued (no par value)
Shares sold	4,750,000	1,600,000	—	500,000
Shares redeemed	(400,000)	(400,000)	(200,000)	(800,000)
Net increase (decrease)	4,350,000	1,200,000	(200,000)	(300,000)

(a)	Commencement of operations

See Notes to Financial Statements

88

EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF
For the Period July 13, 2016 (a) through April 30, 2017	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

$336,481	$688,770	$726,126	$19,750,808	$22,394,574
(84,409)	(234,883)	(561,284)	(4,871,147)	(18,237,012)
(284,758)	173,573	(81,670)	23,414,085	(3,135,465)

(32,686)	627,460	83,172	38,293,746	1,022,097

(301,020)	(429,846)	(282,259)	(19,269,040)	(23,208,340)
—	(226,334)	(450,211)	—	—
(301,020)	(656,180)	(732,470)	(19,269,040)	(23,208,340)

14,955,782	—	—	173,587,153	43,363,053
—	—	(2,100,130)	(67,394,651)	(160,730,217)

14,955,782	—	(2,100,130)	106,192,502	(117,367,164)
14,622,076	(28,720)	(2,749,428)	125,217,208	(139,553,407)
—	15,179,015	17,928,443	247,708,718	387,262,125
$14,622,076	$15,150,295	$15,179,015	$372,925,926	$247,708,718
$39,735	$(55,219)	$(70,899)	$2,002,042	$1,507,892

600,000	—	—	7,200,000	1,800,000
—	—	(100,000)	(2,800,000)	(7,000,000)
600,000	—	(100,000)	4,400,000	(5,200,000)

See Notes to Financial Statements

89

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Fallen Angel High Yield Bond ETF		Green Bond ETF
	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period March 3, 2017 (a) through April 30, 2017

Operations:
Net investment income	$24,065,392	$3,760,488	$7,946
Net realized gain (loss)	6,673,195	(292,209)	71
Net change in unrealized appreciation (depreciation)	25,903,199	7,881,867	127,007
Net increase (decrease) in net assets resulting from operations	56,641,786	11,350,146	135,024

Dividends and Distributions to shareholders:
Dividends from net investment income	(21,498,655)	(3,091,560)	(3,300)
Distributions from net realized capital gains	(1,601,910)	(134,200)	—
Return of capital	—	—	—
Total Dividends and Distributions	(23,100,565)	(3,225,760)	(3,300)

Share transactions:**
Proceeds from sale of shares	712,790,889	122,551,683	4,956,600
Cost of shares redeemed	(36,133,995)	(11,772,808)	—
Increase (decrease) in net assets resulting from share transactions	676,656,894	110,778,875	4,956,600
Total increase (decrease) in net assets	710,198,115	118,903,261	5,088,324
Net Assets, beginning of period	145,182,191	26,278,930	—
Net Assets, end of period†	$855,380,306	$145,182,191	$5,088,324
† Including undistributed (accumulated) net investment income (loss)	$3,323,420	$756,683	$4,717

** Shares of Common Stock Issued (no par value)
Shares sold	24,750,000	4,850,000	200,000
Shares redeemed	(1,250,000)	(450,000)	—
Net increase (decrease)	23,500,000	4,400,000	200,000

(a)	Commencement of operations

See Notes to Financial Statements

90

International High Yield Bond ETF		Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF

For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

$6,749,823	$7,621,729	$1,243,916	$695,181	$126,407,989	$70,375,625
(4,039,441)	(5,550,173)	45,197	(36,948)	(79,456,164)	(140,608,515)
7,692,437	(279,769)	1,128,632	(612,847)	52,827,371	36,685,808

10,402,819	1,791,787	2,417,745	45,386	99,779,196	(33,547,082)

(4,625,006)	(6,023,046)	(1,118,580)	(674,950)	(32,790,499)	—
—	—	—	—	—	—
(2,034,794)	(1,636,654)	—	—	(79,569,141)	(67,576,480)
(6,659,800)	(7,659,700)	(1,118,580)	(674,950)	(112,359,640)	(67,576,480)

38,864,275	19,471,203	70,225,526	—	1,955,982,420	786,351,450
(43,815,444)	(37,919,991)	(2,476,311)	(19,865,721)	(78,292,655)	(289,110,180)

(4,951,169)	(18,448,788)	67,749,215	(19,865,721)	1,877,689,765	497,241,270
(1,208,150)	(24,316,701)	69,048,380	(20,495,285)	1,865,109,321	396,117,708
130,686,337	155,003,038	79,273,436	99,768,721	1,489,641,509	1,093,523,801
$129,478,187	$130,686,337	$148,321,816	$79,273,436	$3,354,750,830	$1,489,641,509
$(673,356)	$(16,622)	$198,915	$73,579	$(42,437,845)	$(63,779,550)

1,600,000	800,000	2,800,000	—	105,800,000	42,000,000
(1,800,000)	(1,600,000)	(100,000)	(800,000)	(4,200,000)	(16,600,000)
(200,000)	(800,000)	2,700,000	(800,000)	101,600,000	25,400,000

See Notes to Financial Statements

91

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

Operations:
Net investment income	$8,929,483	$10,726,888	$23,856,731	$16,130,868
Net realized loss	(3,097,246)	(14,147,582)	(2,831,492)	(14,575,958)
Net change in unrealized appreciation (depreciation)	24,450,189	(5,785,842)	(5,378,935)	7,619,192
Net increase (decrease) in net assets resulting from operations	30,282,426	(9,206,536)	15,646,304	9,174,102

Dividends and Distributions to shareholders:
Dividends from net investment income	(8,294,740)	(9,690,275)	(24,396,400)	(15,012,980)
Return of capital	—	(332,725)	—	—
Total Dividends and Distributions	(8,294,740)	(10,023,000)	(24,396,400)	(15,012,980)

Share transactions:**
Proceeds from sale of shares	35,547,221	13,901,038	174,245,882	69,646,263
Cost of shares redeemed	(5,541,685)	(16,481,831)	(37,917,755)	(41,022,732)
Increase (decrease) in net assets resulting from share transactions	30,005,536	(2,580,793)	136,328,127	28,623,531
Total increase (decrease) in net assets	51,993,222	(21,810,329)	127,578,031	22,784,653
Net Assets, beginning of year	96,149,790	117,960,119	310,138,335	287,353,682
Net Assets, end of year†	$148,143,012	$96,149,790	$437,716,366	$310,138,335
† Including undistributed (accumulated) net investment income (loss)	$495,676	$374,827	$(818,338)	$315,278

** Shares of Common Stock Issued (no par value)
Shares sold	1,500,000	650,000	8,450,000	3,500,000
Shares redeemed	(250,000)	(850,000)	(1,950,000)	(2,100,000)
Net increase (decrease)	1,250,000	(200,000)	6,500,000	1,400,000

See Notes to Financial Statements

92

Treasury-Hedged High Yield Bond ETF
For the Year Ended April 30, 2017	For the Year Ended April 30, 2016

$220,806	$232,671
(67,078)	(222,730)
358,919	(184,273)

512,647	(174,332)

(222,520)	(238,620)
—	—
(222,520)	(238,620)

—	—
—	(2,411,788)

—	(2,411,788)
290,127	(2,824,740)
4,489,062	7,313,802
$4,779,189	$4,489,062

$48,632	$50,346

—	—
—	(100,000)
—	(100,000)

See Notes to Financial Statements

93

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Year Ended April 30,					For the Period February 11, 2013 (a) through April 30,
	2017	2016	2015		2014	2013
Net asset value, beginning of period	$16.43	$18.56	$19.84		$20.72	$19.98
Income from investment operations:
Net investment income	1.54	1.59	1.51		1.37	0.21
Net realized and unrealized gain (loss) on investments	2.67	(2.20)	(1.27)		(0.97)	0.74
Total from investment operations	4.21	(0.61)	0.24		0.40	0.95
Less:
Dividends from net investment income	(1.47)	(1.52)	(1.52)		(1.28)	(0.21)
Net asset value, end of period	$19.17	$16.43	$18.56		$19.84	$20.72
Total return (b)	26.67%	(2.98)%	1.28%		1.94%	4.79	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$183,067	$85,454	$74,259		$33,728	$11,398
Ratio of gross expenses to average net assets (f)	0.52%	0.58%	0.58%		0.81%	4.82	%(d)
Ratio of net expenses to average net assets (f)	0.41%	0.41%	0.41%		0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (f)	0.40%	0.40%	0.40%		0.40%	0.40	%(d)
Ratio of net investment income to average net assets	9.12%	9.87%	8.59%		7.38%	6.67	%(d)
Portfolio turnover rate (e)	23%	23%	20%		14%	0	%(c)

	ChinaAMC China Bond ETF
	For the Year Ended April 30,		For the Period November 10, 2014 (a) through April 30,
	2017	2016	2015
Net asset value, beginning of period	$24.28	$24.94	$25.00
Income from investment operations:
Net investment income	0.21	0.70	0.29
Net realized and unrealized loss on investments	(1.64)	(0.65)	(0.12)
Total from investment operations	(1.43)	0.05	0.17
Less:
Dividends from net investment income	—	(0.37)	(0.15)
Return of capital	(0.69)	(0.34)	(0.08)
Total dividends	(0.69)	(0.71)	(0.23)
Net asset value, end of period	$22.16	$24.28	$24.94
Total return (b)	(6.00)%	0.20%	0.71	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$6,649	$12,140	$19,955
Ratio of gross expenses to average net assets	1.90%	1.12%	1.22	%(d)
Ratio of net expenses to average net assets	0.50%	0.50%	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	3.04%	2.88%	2.61	%(d)
Portfolio turnover rate (e)	9%	58%	58	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

94

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	EM Investment Grade + BB Rated USD Sovereign Bond ETF
	For the Period July 13, 2016 (a) through April 30, 2017
Net asset value, beginning of period	$24.99
Income from investment operations:
Net investment income	0.56
Net realized and unrealized loss on investments	(0.68)
Total from investment operations	(0.12)
Less:
Dividends from net investment income	(0.50)
Net asset value, end of period	$24.37
Total return (b)	(0.44	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,622
Ratio of gross expenses to average net assets	1.11	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	2.93	%(d)
Portfolio turnover rate (e)	26	%(c)

	Emerging Markets Aggregate Bond ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$21.68	$22.41	$23.95	$26.43	$25.28
Income from investment operations:
Net investment income	0.98	0.95	1.04	1.19	1.16
Net realized and unrealized gain (loss) on investments	(0.08)	(0.70)	(1.63)	(2.49)	1.10
Total from investment operations	0.90	0.25	(0.59)	(1.30)	2.26
Less:
Dividends from net investment income	(0.62)	(0.37)	(0.72)	(0.61)	(1.10)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Return of capital	(0.32)	(0.61)	(0.23)	(0.57)	—
Total dividends and distributions	(0.94)	(0.98)	(0.95)	(1.18)	(1.11)
Net asset value, end of year	$21.64	$21.68	$22.41	$23.95	$26.43
Total return (b)	4.27%	1.33%	(2.52)%	(4.78)%	9.25%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$15,150	$15,179	$17,928	$21,556	$47,571
Ratio of gross expenses to average net assets	1.26%	1.21%	1.01%	1.34%	1.26%
Ratio of net expenses to average net assets	0.49%	0.49%	0.49%	0.50%	0.49%
Ratio of net expenses, excluding interest expense, to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.60%	4.61%	4.41%	4.57%	4.92%
Portfolio turnover rate (e)	11%	13%	24%	58%	11%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

95

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
	For the Year Ended April 30,				For the Period May 8, 2012 (a) through April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.37	$24.51	$25.68	$26.86	$25.03
Income from investment operations:
Net investment income	1.46	1.64	1.64	1.51	1.54
Net realized and unrealized gain (loss) on investments	1.50	(1.13)	(1.18)	(1.21)	1.75
Total from investment operations	2.96	0.51	0.46	0.30	3.29
Less:
Dividends from net investment income	(1.47)	(1.65)	(1.63)	(1.48)	(1.45)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total dividends and distributions	(1.47)	(1.65)	(1.63)	(1.48)	(1.46)
Net asset value, end of period	$24.86	$23.37	$24.51	$25.68	$26.86
Total return (b)	13.04%	2.38%	1.94%	1.34%	13.47	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$372,926	$247,709	$387,262	$339,021	$247,080
Ratio of gross expenses to average net assets	0.47%	0.50%	0.47%	0.53%	0.69	%(d)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	6.13%	6.93%	6.64%	6.05%	6.09	%(d)
Portfolio turnover rate (e)	39%	42%	35%	16%	20	%(c)

	Fallen Angel High Yield Bond ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$27.14	$27.66	$27.82	$27.54	$25.20
Income from investment operations:
Net investment income	1.56	1.39	1.43	1.54	1.62
Net realized and unrealized gain (loss) on investments	2.62	(0.51)	0.17	0.37	2.39
Total from investment operations	4.18	0.88	1.60	1.91	4.01
Less:
Dividends from net investment income	(1.58)	(1.34)	(1.48)	(1.55)	(1.55)
Distributions from net realized capital gains	(0.09)	(0.06)	(0.28)	(0.08)	(0.12)
Total dividends and distributions	(1.67)	(1.40)	(1.76)	(1.63)	(1.67)
Net asset value, end of year	$29.65	$27.14	$27.66	$27.82	$27.54
Total return (b)	15.86%	3.59%	5.98%	7.31%	16.40%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$855,380	$145,182	$26,279	$16,695	$11,017
Ratio of gross expenses to average net assets	0.46%	0.65%	0.90%	1.47%	1.48%
Ratio of net expenses to average net assets	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.61%	6.27%	5.27%	5.72%	6.16%
Portfolio turnover rate (e)	32%	39%	50%	35%	34%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

96

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	For the Period March 3, 2017 (a) through April 30,
	2017
Net asset value, beginning of period	$24.75
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.67
Total from investment operations	0.71
Less:
Dividends from net investment income	(0.02)
Net asset value, end of period	$25.44
Total return (b)	2.86	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,088
Ratio of gross expenses to average net assets	5.49	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	1.03	%(d)
Portfolio turnover rate (e)	0	%(c)

	International High Yield Bond ETF
	For the Year Ended April 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of year	$24.20		$25.00	$27.73	$27.37	$24.93
Income from investment operations:
Net investment income	1.24		1.30	1.32	1.66	1.43
Net realized and unrealized gain (loss) on investments	0.65		(0.80)	(2.67)	0.44	2.43
Total from investment operations	1.89		0.50	(1.35)	2.10	3.86
Less:
Dividends from net investment income	(0.83)		(1.00)	(1.09)	(1.69)	(1.42)
Distributions from net realized capital gains	—		—	—	(0.05)	—
Return of capital	(0.36)		(0.30)	(0.29)	—	—
Total dividends and distributions	(1.19)		(1.30)	(1.38)	(1.74)	(1.42)
Net asset value, end of year	$24.90		$24.20	$25.00	$27.73	$27.37
Total return (b)	8.04%		2.29%	(4.94)%	8.06%	16.01%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$129,478		$130,686	$155,003	$160,853	$273,736
Ratio of gross expenses to average net assets	0.54%		0.61%	0.54%	0.58%	0.52%
Ratio of net expenses to average net assets	0.40%		0.40%	0.40%	0.40%	0.40%
Ratio of net expenses, excluding interest expense, to average net assets	0.40%		0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.95%		5.48%	5.13%	5.59%	5.81%
Portfolio turnover rate (e)	34%		20%	37%	27%	11%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

97

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Investment Grade Floating Rate ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$24.77	$24.94	$25.02	$24.95	$24.27
Income from investment operations:
Net investment income	0.33	0.20	0.16	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.36	(0.18)	(0.07)	0.07	0.69
Total from investment operations	0.69	0.02	0.09	0.22	0.92
Less:
Dividends from net investment income	(0.32)	(0.19)	(0.16)	(0.15)	(0.24)
Distributions from net realized capital gains	—	—	(0.01)	—	—
Total dividends and distributions	(0.32)	(0.19)	(0.17)	(0.15)	(0.24)
Net asset value, end of year	$25.14	$24.77	$24.94	$25.02	$24.95
Total return (a)	2.80%	0.10%	0.35%	0.88%	3.82%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$148,322	$79,273	$99,769	$97,584	$17,462
Ratio of gross expenses to average net assets	0.46%	0.48%	0.48%	0.54%	1.48%
Ratio of net expenses to average net assets	0.14%	0.14%	0.17%	0.19%	0.19%
Ratio of net expenses, excluding interest expense, to average net assets	0.14%	0.14%	0.17%	0.19%	0.19%
Ratio of net investment income to average net assets	1.40%	0.81%	0.63%	0.62%	0.91%
Portfolio turnover rate (b)	46%	36%	33%	13%	5%

	J.P. Morgan EM Local Currency Bond ETF
	For the Year Ended April 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.95	$20.55	$23.69	$27.56	$26.28
Income from investment operations:
Net investment income	1.28	1.04 (c)	1.23	1.38	1.36
Net realized and unrealized gain (loss) on investments	(0.67)	(1.62)	(3.26)	(3.98)	1.13
Total from investment operations	0.61	(0.58)	(2.03)	(2.60)	2.49
Less:
Dividends from net investment income	(0.30)	—	(0.62)	(0.87)	(1.14)
Return of capital	(0.64)	(1.02)	(0.49)	(0.40)	(0.07)
Total dividends	(0.94)	(1.02)	(1.11)	(1.27)	(1.21)
Net asset value, end of year	$18.62	$18.95	$20.55	$23.69	$27.56
Total return (a)	3.41%	(2.47)%	(8.85)%	(9.35)%	9.75%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$3,354,751	$1,489,642	$1,093,524	$810,369	$1,504,998
Ratio of gross expenses to average net assets	0.48%	0.51%	0.49%	0.52%	0.48%
Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net expenses, excluding interest expense, to average net assets	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	5.60%	5.69%	5.49%	5.47%	5.28%
Portfolio turnover rate (b)	37%	34%	36%	16%	16%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(c)	Calculated based upon average shares outstanding

See Notes to Financial Statements

98

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	For the Year Ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$20.03	$23.59	$24.40	$29.41	$25.35
Income from investment operations:
Net investment income	1.81	2.12	2.03	3.06	2.84
Net realized and unrealized gain (loss) on investments	4.38	(3.71)	(0.55)	(4.85)	4.08
Total from investment operations	6.19	(1.59)	1.48	(1.79)	6.92
Less:
Dividends from net investment income	(1.73)	(1.90)	(2.29)	(2.61)	(2.72)
Distributions from net realized capital gains	—	—	—	—	(0.14)
Return of capital	—	(0.07)	—	(0.61)	—
Total dividends and distributions	(1.73)	(1.97)	(2.29)	(3.22)	(2.86)
Net asset value, end of year	$24.49	$20.03	$23.59	$24.40	$29.41
Total return (b)	32.15%	(6.66)%	6.23%	(4.87)%	28.75%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$148,143	$96,150	$117,960	$106,140	$130,884
Ratio of gross expenses to average net assets	0.54%	0.57%	0.51%	0.60%	0.58%
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	8.25%	10.27%	8.65%	12.22%	11.60%
Portfolio turnover rate (c)	24%	16%	29%	26%	6%

	Preferred Securities ex Financials ETF
					For the Period
					July 16,
					2012 (a) through
	For the Year Ended April 30,				April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.34	$20.75	$20.70	$20.69	$20.06
Income from investment operations:
Net investment income	1.15	1.20	1.22	1.25	0.89
Net realized and unrealized gain (loss) on investments	(0.19)	(0.48)	— (f)	— (f)	0.57
Total from investment operations	0.96	0.72	1.22	1.25	1.46
Less:
Dividends from net investment income	(1.18)	(1.13)	(1.17)	(1.24)	(0.83)
Net asset value, end of period	$20.12	$20.34	$20.75	$20.70	$20.69
Total return (b)	4.88%	3.77%	6.08%	6.59%	7.38	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$437,716	$310,138	$287,354	$162,519	$163,471
Ratio of gross expenses to average net assets	0.46%	0.49%	0.47%	0.53%	0.51	%(e)
Ratio of net expenses to average net assets	0.41%	0.41%	0.40%	0.40%	0.40	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Ratio of net investment income to average net assets	5.70%	6.05%	6.04%	6.40%	6.25	%(e)
Portfolio turnover rate (c)	31%	27%	16%	19%	21	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Amount represents less than $0.005 per share

See Notes to Financial Statements

99

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Treasury-Hedged High Yield Bond ETF
					For the Period
					March 21,
					2013 (a) through
	For the Year Ended April 30,				April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.45	$24.38	$25.63	$25.34	$25.00
Income from investment operations:
Net investment income	1.10	1.08 (f)	1.09	0.89	0.06
Net realized and unrealized gain (loss) on investments	1.46	(1.90)	(1.23)	0.48	0.28
Total from investment operations	2.56	(0.82)	(0.14)	1.37	0.34
Less:
Dividends from net investment income	(1.11)	(1.11)	(1.11)	(0.85)	—
Distributions from net realized capital gains	—	—	—	(0.23)	—
Total dividends and distributions	(1.11)	(1.11)	(1.11)	(1.08)	—
Net asset value, end of period	$23.90	$22.45	$24.38	$25.63	$25.34
Total return (b)	11.69%	(3.33)%	(0.56)%	5.55%	1.36	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,779	$4,489	$7,314	$10,251	$10,136
Ratio of gross expenses to average net assets	3.26%	3.21%	1.44%	2.50%	4.53	%(d)
Ratio of net expenses to average net assets	0.50%	0.50%	0.50%	1.22%	1.54	%(d)
Ratio of net expenses, excluding interest expense and interest on securities sold short, to average net assets	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	4.75%	4.75%	4.40%	3.52%	2.26	%(d)
Portfolio turnover rate (e)	30%	25%	35%	41%	124	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Calculated based upon average shares outstanding

See Notes to Financial Statements

100

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2017

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), EM Investment Grade + BB Rated USD Sovereign Bond ETF (“EM Investment Grade + BB Rated USD Sovereign Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), Green Bond ETF (“Green Bond”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	MVISTM US Business Development Companies Index*
ChinaAMC China Bond	November 10, 2014	ChinaBond China High Quality Bond Index
EM Investment Grade + BB Rated USD Sovereign Bond	July 13, 2016	J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index
Emerging Markets Aggregate	May 11, 2011	MVISTM EM Aggregate Bond Index*
Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
Green Bond	March 3, 2017	S&P Green Bond Select Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	MVISTM US Investment Grade Floating Rate Index*
J.P. Morgan EM	July 22, 2010	J.P. Morgan GBI-EMG Core Index
Mortgage REIT	August 16, 2011	MVISTM Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Treasury-Hedged	March 21, 2013	MVISTM US Treasury-Hedged High Yield Bond Index*

*	Published by MV Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

101

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(continued)

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
102

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of April 30, 2017 are reflected in the Schedules of Investments.

G.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at April 30, 2017, if any, are reflected in the Schedules of Investments.

H.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments
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(continued)

to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Futures Contracts—The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movement. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Treasury-Hedged held futures contracts for 12 months during the year ended April 30, 2017, with an average notional amount of $4,309,125. Futures contracts held by Treasury-Hedged at April 30, 2017 are reflected in the Schedule of Investments.

At April 30, 2017, Treasury-Hedged held the following derivative instruments:

Liability Derivatives Interest Rate Risk
Futures contracts[1]	$35,438

[1] Statement of Assets and Liabilities location: Variation margin on futures contracts

For Treasury-Hedged, the impact of transactions in derivative instruments during the year ended April 30, 2017, was as follows:

Interest Rate Risk
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(33,469)
Net realized gain (loss):
Futures contracts[3]	73,969

[2] Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
[3] Statements of Operations location: Net realized gain (loss) on futures contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at April 30, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of ex-dividend date/rate. The
104

Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At April 30, 2017, ChinaAMC China Bond included $1,375 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2017 (September 1, 2018 for J.P. Morgan EM), to voluntarily waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations, management fee rates and the amounts waived/assumed by the Adviser for the year ended April 30, 2017 are as follows:

Fund	Expense Limitation		Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%		0.40%	$141,806	$—
ChinaAMC China Bond	0.50		0.40	32,591	81,003
EM Investment Grade + BB Rated USD Sovereign Bond	0.40		0.35	40,182	41,870
Emerging Markets Aggregate	0.49		0.35	52,437	62,576
Emerging Markets High Yield	0.40		0.40	229,382	—
Fallen Angel	0.35	*	0.40	451,556	—
Green Bond	0.40		0.35	2,688	36,414
International High Yield	0.40		0.40	193,505	—
Investment Grade	0.14		0.35	285,226	—
J.P. Morgan EM	0.44	**	0.35	301,619	—
Mortgage REIT	0.40		0.40	143,706	—
Preferred Securities	0.40		0.40	232,886	—
Treasury-Hedged	0.50		0.45	20,893	107,401

**	Effective June 20, 2016, the expense limitation for Fallen Angel was reduced from 0.40% to 0.35%.
**	Effective April 26, 2017, the expense limitation for J.P Morgan EM was reduced from 0.47% to 0.44%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

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(continued)

Note 4—Investments—For the year ended April 30, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$29,281,447	$28,434,764
ChinaAMC China Bond	690,348	4,602,970
EM Investment Grade + BB Rated USD Sovereign Bond	13,907,914	3,778,171
Emerging Markets Aggregate	1,608,982	1,544,621
Emerging Markets High Yield	148,248,803	123,329,909
Fallen Angel	567,959,127	135,921,864
Green Bond	4,956,378	—
International High Yield	48,811,692	44,688,480
Investment Grade	110,229,058	42,069,820
J.P. Morgan EM	1,765,828,357	824,315,852
Mortgage REIT	26,321,644	26,172,342
Preferred Securities	129,742,573	129,335,994
Treasury-Hedged	1,367,141	1,310,187

Note 5—Income Taxes—As of April 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$211,615,599	$12,199,120	$(4,719,274)	$7,479,846
ChinaAMC China Bond	6,859,622	—	(685,254)	(685,254)
EM Investment Grade + BB Rated USD Sovereign Bond	15,036,776	67,741	(352,499)	(284,758)
Emerging Markets Aggregate	16,326,206	498,600	(1,462,508)	(963,908)
Emerging Markets High Yield	385,319,692	10,944,515	(4,959,516)	5,984,999
Fallen Angel	879,758,407	35,722,218	(1,648,198)	34,074,020
Green Bond	4,955,097	128,137	(1,617)	126,520
International High Yield	136,289,690	3,791,350	(6,255,862)	(2,464,512)
Investment Grade	149,979,512	772,635	(26,239)	746,396
J.P. Morgan EM	3,298,417,747	76,932,494	(177,923,162)	(100,990,668)
Mortgage REIT	150,744,164	8,526,804	(4,425,721)	4,101,083
Preferred Securities	462,556,180	15,662,401	(15,838,790)	(176,389)
Treasury-Hedged	5,024,720	169,303	(54,554)	114,749
106

At April 30, 2017, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

	Undistributed	Undistributed	Accumulated	Qualified	Other	Unrealized
	Ordinary	Long-Term	Capital	Late-Year	Temporary	Appreciation
Fund	Income	Capital Gains	Losses	Losses*	Differences	(Depreciation)	Total
BDC Income	$570,488	$—	$(4,822,596)	$—	$(2,033)	$7,479,845	$3,225,704
ChinaAMC China Bond	—	—	(12,832)	(26,883)	(142)	(685,952)	(725,809)
EM Investment Grade + BB Rated USD Sovereign Bond	39,757	—	(88,683)	—	(22)	(284,758)	(333,706)
Emerging Markets Aggregate	—	—	(1,746,946)	(54,071)	(1,148)	(986,315)	(2,788,480)
Emerging Markets High Yield	2,021,155	—	(33,208,464)	—	(19,113)	5,984,999	(25,221,423)
Fallen Angel	4,408,880	224,693	—	—	(2,009)	34,074,021	38,705,585
Green Bond	4,717	—	—	—	—	127,007	131,724
International High Yield	—	—	(5,142,910)	(615,331)	(19,197)	(2,447,499)	(8,224,937)
Investment Grade	203,888	—	(128,457)	—	(4,973)	746,396	816,854
J.P. Morgan EM	—	—	(26,889,107)	(8,470,201)	(92,904)	(101,497,416)	(136,949,628)
Mortgage REIT	209,142	—	(25,868,502)	—	(7,747)	4,101,085	(21,566,022)
Preferred Securities	—	—	(21,159,554)	(488,434)	(1,688,050)	(176,389)	(23,512,427)
Treasury-Hedged	49,317	—	(463,735)	—	(685)	114,749	(300,354)

*	Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016, and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Funds’ next taxable year. For the year ended April 30, 2017, the Funds intend to defer to May 1, 2017 for federal tax purposes qualified late-year losses as follows:

Fund	Late-Year Ordinary Losses
ChinaAMC China Bond	$26,883
Emerging Markets Aggregate	54,071
International High Yield	615,331
J.P. Morgan EM	8,470,201
Preferred Securities	488,434

The tax character of dividends paid to shareholders during the years ended April 30, 2017 and April 30, 2016 was as follows:

	Ordinary Income			Long-Term Capital Gains		Return of Capital
Fund	April 30, 2017		April 30, 2016	April 30, 2017	April 30, 2016	April 30, 2017	April 30, 2016
BDC Income	$10,221,190		$7,382,900	$—	$—	$—	$—
ChinaAMC China Bond	—		376,862	—	—	243,320	264,458
EM Investment Grade + BB Rated USD Sovereign Bond	301,020		—	—	—	—	—
Emerging Markets Aggregate	429,846		282,259	—	—	226,334	450,211
Emerging Markets High Yield	19,269,040		23,208,340	—	—	—	—
Fallen Angel	22,967,945	*	3,091,560	132,620	134,200	—	—
Green Bond	3,300		—	—	—
International High Yield	4,625,006		6,023,046	—	—	2,034,794	1,636,654
Investment Grade	1,118,580		674,950	—	—	—	—
J.P. Morgan EM	32,790,499		—	—	—	79,569,141	67,576,480
Mortgage REIT	8,294,740		9,690,275	—	—	—	332,725
Preferred Securities	24,396,400		15,012,980	—	—	—	—
Treasury-Hedged	222,520		238,620	—	—	—	—

*	Includes short-term capital gains
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(continued)

At April 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses
BDC Income	$2,138,507	$2,684,089
ChinaAMC China Bond	12,832	—
EM Investment Grade + BB Rated USD Sovereign Bond	88,683	—
Emerging Markets Aggregate	1,565,167	181,779
Emerging Markets High Yield	5,987,765	27,220,699
International High Yield	363,621	4,779,289
Investment Grade	128,457	—
J.P. Morgan EM	9,439,750	17,449,357
Mortgage REIT	1,703,973	24,164,529
Preferred Securities	8,252,571	12,906,983
Treasury-Hedged	140,155	323,580

During the year ended April 30, 2017, the following Funds utilized accumulated capital loss carryforwards: ChinaAMC China Bond utilized $7,865, Emerging Markets Aggregate utilized $8,361, and Investment Grade utilized $47,392.

During the year ended April 30, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment of foreign currency gains and losses, reclassification of income from BDC and REIT securities, bond bifurcation adjustments, in-kind share transactions, net operating losses and deemed distributions on shareholder redemptions, the Funds incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Accumulated Net Investment Income/Loss	Increase (Decrease) in Accumulated Net Realized Gain/Loss	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(528,226)	$(561,352)	$1,089,578
ChinaAMC China Bond	183,430	183,786	(367,216)
EM Investment Grade + BB Rated USD Sovereign Bond	4,274	(4,274)	—
Emerging Markets Aggregate	(243,244)	243,244	—
Emerging Markets High Yield	12,382	(2,595,403)	2,583,021
Green Bond	71	(71)	—
Fallen Angel	—	(4,103,678)	4,103,678
International High Yield	(2,781,551)	2,005,825	775,726
Investment Grade	—	2,147	(2,147)
J.P. Morgan EM	(72,275,785)	73,511,065	(1,235,280)
Mortgage REIT	(513,894)	221,422	292,472
Preferred Securities	(593,947)	(136,273)	730,220
Treasury-Hedged	—	2	(2)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. The Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

There are still some uncertainties in the Chinese tax rules governing taxation of income and gains from investments in the PRC due to the lack of formal guidance from the PRC’s tax authorities that could result in unexpected tax liabilities for ChinaAMC China Bond. China generally imposes withholding income tax (“WHT”) at a rate of 10% (which may be

108

reduced by the double taxation agreement/arrangement) on dividends and interest derived by nonresidents, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”), from issuers resident in China. Under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and their shareholders.

If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and/or begin collecting WHT on gains from such investments, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

Note 6—Capital Share Transactions—As of April 30, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
EM Investment Grade + BB Rated USD Sovereign Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond	100,000
International High Yield	200,000
Investment Grade	100,000
J.P. Morgan EM	200,000
Mortgage REIT	50,000
Preferred Securities	50,000
Treasury-Hedged	100,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally when the securities are not available in sufficient quantity for delivery, are not eligible for trading by the Authorized Participant, or as a result of market circumstances. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

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(continued)

For the year ended April 30, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$86,192,405	$7,395,347
ChinaAMC China Bond	—	—
EM Investment Grade + BB Rated USD Sovereign Bond	4,841,419	—
Emerging Markets Aggregate	—	—
Emerging Markets High Yield	146,205,903	64,552,471
Fallen Angel	262,575,653	29,742,137
Green Bond	—	—
International High Yield	34,713,261	42,895,165
Investment Grade	2,055,349	2,379,100
J.P. Morgan EM	892,254,892	49,182,402
Mortgage REIT	35,575,349	5,534,649
Preferred Securities	173,972,228	37,906,314
Treasury-Hedged	20,543	20,543

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund (except BDC Income, Emerging Markets High Yield, Fallen Angel, International High Yield, and Treasury-Hedged) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, EM Investment Grade + BB Rated USD Sovereign Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged

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properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Treasury-Hedged invests directly in futures contracts and may invest in securities sold short which are designed to hedge against the price sensitivity of below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Certain Funds may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held, if any, by the Funds.

In 2016, the United Kingdom decided to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

At April 30, 2017, the Adviser owned approximately 64% and 57% of EM Investment Grade + BB Rated USD Sovereign Bond and Emerging Markets Aggregate, respectively.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts

111

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral interest earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at April 30, 2017 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of April 30, 2017:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
BDC Income	$—	$35,839,031	$—	$35,839,031
EM Investment Grade + BB Rated USD Sovereign Bond	318,247	—	—	318,247
Emerging Markets Aggregate	528,682	—	—	528,682
Emerging Markets High Yield	23,682,259	—	—	23,682,259
Fallen Angel	69,372,219	—	—	69,372,219
International High Yield	5,268,145	—	—	5,268,145
Investment Grade	2,708,095	—	—	2,708,095
J.P. Morgan EM	—	—	1,897,009	1,897,009
Mortgage REIT	—	5,886,873	—	5,886,873
Preferred Securities	—	24,633,265	—	24,633,265
Treasury-Hedged	445,291	—	—	445,291

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of April 30, 2017
BDC Income	296	$513,112	1.90%	$250,952
ChinaAMC China Bond	3	1,300,000	1.80	—
Fallen Angel	1	1,056,106	1.77	—
Investment Grade	3	215,308	1.80	—
J.P. Morgan EM	69	2,773,549	1.92	—
Mortgage REIT	292	734,086	1.91	—
Preferred Securities	258	1,677,266	1.90	721,446

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

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Note 12—Recent Accounting Pronouncements and Regulatory Requirements—The Funds adopted Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. Based on management’s evaluation, there are no conditions or events that could adversely affect the Funds’ ability to meet their obligations within one year after the date the financial statements are issued. Accordingly, no disclosures are required specific to going concern uncertainties in the Funds’ financial statements.

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2017:

Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	5/1/17	5/3/17	5/5/17	$0.0573
EM Investment Grade + BB Rated USD Sovereign Bond	5/1/17	5/3/17	5/5/17	0.0659
Emerging Markets Aggregate	5/1/17	5/3/17	5/5/17	0.0759
Emerging Markets High Yield	5/1/17	5/3/17	5/5/17	0.1180
Fallen Angel	5/1/17	5/3/17	5/5/17	0.1143
Green Bond	5/1/17	5/3/17	5/5/17	0.0237
International High Yield	5/1/17	5/3/17	5/5/17	0.0870
Investment Grade	5/1/17	5/3/17	5/5/17	0.0322
J.P. Morgan EM	5/1/17	5/3/17	5/5/17	0.0822
Preferred Securities	5/1/17	5/3/17	5/5/17	0.0690
Treasury-Hedged	5/1/17	5/3/17	5/5/17	0.0930
Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	6/1/17	6/5/17	6/7/17	$0.0981
EM Investment Grade + BB Rated USD Sovereign Bond	6/1/17	6/5/17	6/7/17	0.0706
Emerging Markets Aggregate	6/1/17	6/5/17	6/7/17	0.0892
Emerging Markets High Yield	6/1/17	6/5/17	6/7/17	0.1243
Fallen Angel	6/1/17	6/5/17	6/7/17	0.1276
Green Bond	6/1/17	6/5/17	6/7/17	0.0241
International High Yield	6/1/17	6/5/17	6/7/17	0.1012
Investment Grade	6/1/17	6/5/17	6/7/17	0.0355
J.P. Morgan EM	6/1/17	6/5/17	6/7/17	0.0894
Preferred Securities	6/1/17	6/5/17	6/7/17	0.0896
Treasury-Hedged	6/1/17	6/5/17	6/7/17	0.0959
113

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of VanEck Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BDC Income ETF, ChinaAMC China Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, and Treasury-Hedged High Yield Bond ETF (thirteen of the series constituting VanEck Vectors ETF Trust) (the “Funds”) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BDC Income ETF, ChinaAMC China Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, and Treasury-Hedged High Yield Bond ETF (thirteen of the series constituting VanEck Vectors ETF Trust) at April 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 22, 2017

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VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2017 income tax purposes will be sent to them in early 2018. Please consult your tax advisor for proper treatment of this information.

The Funds listed below intend to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year ended April 30, 2017 by the Funds is as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income
ChinaAMC China Bond	$26,339	$359,379
Emerging Markets Aggregate	6,852	845,656
J.P. Morgan EM	2,163,674	134,691,304

Corporate Dividends Received Deduction

The Fund listed below had the following percentage of ordinary income dividends paid that qualified for the Corporate Dividends Received Deduction for the fiscal year ended April 30, 2017.

Preferred Securities	18.73%
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VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2017 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees:

David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	59	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to present, and Board Member of the CFA Society of Stamford, July 2009 to present; Advisory Board member, MainStay Fund Complex[4], June 2015 to December 2015; Trustee, MainStay Fund Complex[4], January 2016 to present.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	71	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Partner, PWC/Strategy & Financial Services Advisory, February 2015 to present; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	59	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to present.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	71	Director, Food and Friends, Inc., 2013 to present.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	The MainStay Fund Complex consists of MainStay Funds Trust, MainStay Funds, MainStay VP Funds Trust, Private Advisors Alternative Strategies Master Fund, Private Advisors Alternative Strategies Fund and MainStay DefinedTerm Municipal Opportunities Fund.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
116

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Interested Trustee:

Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Associates Corporation; Director, President and Chief Executive Officer, VESC; Director, President and Chief Executive Officer, VEARA.	59	Director, National Committee on US-China Relations.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President and Assistant General Counsel of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011 to April 2016); Officer of other investment companies advised by the Adviser.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007 to December 2011).

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Uwe Eberle, 1965	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG (since 2010).

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 to July 2008).

Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 to June 2008); Officer of other investment companies advised by the Adviser.

James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (since June 2010); Vice President of JPMorgan Chase & Co. (April 1999 to January 2010).

Philipp Schlegel, 1974	Vice President	Since 2016	Senior Director of Van Eck Switzerland AG (since 2010).
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VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2017 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Janet Squitieri, 1961	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 to September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 to June 2010).

1	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
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VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

April 30, 2017 (unaudited)

At a meeting held on December 2, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck VectorsTM ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors AMT-Free National Municipal Index ETF (“MUNY”), VanEck Vectors Green Bond ETF (“Green Bond”) and VanEck Vectors REIT Preferred Securities ETF (“REIT Preferred”) (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. In evaluating the terms of the Investment Management Agreement and the proposal for MUNY to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of MUNY. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of Green Bond and REIT Preferred to the extent necessary to prevent the operating expenses of Green Bond and REIT Preferred from exceeding agreed upon limits for a period of at least one year following the effective date of their respective registration statements.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

119

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INCOMEAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  The Registrant's code of ethics is reasonably designed as described in this
     Form N-CSR.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and
     4(g) are for the Funds of the Registrant for which the fiscal year end is
     April 30.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2017 and
     April 30, 2016, were $531,620 and $464,920, respectively.

(b)  Audit-Related Fees. Not applicable.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     April 30, 2017 and April 30, 2016, were $326,456 and $359,052, respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     The Registrant's Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A))
     consisting of four Independent Trustees. Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and
     Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date July 7, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date July 7, 2017
     ----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date July 7, 2017
     ----------------